FLORIDA SERIES OF DRYDEN MUNICIPAL SERIES FUND
NEW JERSEY SERIES OF DRYDEN MUNICIPAL SERIES FUND
NEW YORK SERIES OF DRYDEN MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES OF DRYDEN MUNICIPAL SERIES FUND

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

IMPORTANT PROXY MATERIALS

PLEASE VOTE NOW

August 14, 2006

Dear Shareholder:

I am writing to ask you to vote on one or more important proposals whereby the assets of each of the following four funds:

•  Florida Series (Dryden Florida Fund) of Dryden Municipal Series Fund (Dryden Municipal Fund);

•  New Jersey Series (Dryden New Jersey Fund) of Dryden Municipal Fund;

•  New York Series (Dryden New York Fund) of Dryden Municipal Fund; and

•  Pennsylvania Series (Dryden Pennsylvania Fund and, collectively with Dryden Florida Fund, Dryden New Jersey Fund, and Dryden New York Fund, the State Funds) of Dryden Municipal Fund;

would be acquired by Dryden National Municipals Fund, Inc. (Dryden National Fund and together with the State Funds, the Fund) and Dryden National Fund would assume all of the liabilities of each of the State Funds. Each State Fund is a series of Dryden Municipal Fund. Dryden Municipal Fund is a Massachusetts business trust. Dryden National Fund is a Maryland corporation. Shareholder meetings (each, a Meeting) are scheduled on Friday, October 13, 2006 for each of the State Funds as follows: 10:00 a.m. Eastern time for Dryden Florida Fund, 10:30 a.m. Eastern time for Dryden New Jersey Fund, 11:00 a.m. Eastern time for Dryden New York Fund, and 11:30 a.m. Eastern time for Dryden Pennsylvania Fund.

Only shareholders of Dryden Florida Fund will vote on the acquisition of Dryden Florida Fund's assets by Dryden National Fund. Only shareholders of Dryden New Jersey Fund will vote on the acquisition of Dryden New Jersey Fund's assets by Dryden National Fund. Only shareholders of Dryden New York Fund will vote on the acquisition of Dryden New York Fund's assets by Dryden National Fund. Only shareholders of Dryden Pennsylvania Fund will vote on the acquisition of Dryden Pennsylvania Fund's assets by Dryden National Fund. Shareholder approval of any one reorganization transaction is not contingent upon, and will not affect, shareholder approval of any of the other three reorganization transactions. In addition, completion of any one reorganization transaction is not contingent upon, and will not affect, completion of any of the other three reorganization transactions.

This package contains important information about the proposals and includes materials you will need in order that they be presented to shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund, as applicable, for their consideration. Although the trustees have determined that each proposal is in the best interests of each State Fund's shareholders, the final decision is up to you.

If approved, combining one or more of the four State Funds with Dryden National Fund will allow shareholders of those State Funds to enjoy a larger asset base over which certain expenses may be spread. In addition, participating State Fund shareholders are expected to realize a reduction in both the net and gross annual operating expense ratios borne by such shareholders, including a reduction in effective investment management fee rates. After the relevant reorganization transactions, the value of shares of Dryden National Fund will not be exempt from Florida intangible property taxes and dividend income received by shareholders of Dryden National Fund may not be exempt from New Jersey, New York, or Pennsylvania state or local income taxes. The loss of such state and local tax benefits may adversely affect current State Fund shareholders after the relevant reorganization transaction. The accompanying combined joint proxy statement and prospectus includes a detailed description of the proposals. Please read the enclosed materials carefully and cast your vote.

Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote by proxy, you may use any of the following methods:

•  By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope. Proxy cards must be received by 11:59 p.m. Eastern time on the day prior to the relevant Meeting.

•  By Internet. Have your proxy card available. Go to the web site: www.proxyvote.com. Enter your 12-digit control number from your proxy card. Follow the simple instructions found on the web site. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the relevant Meeting.

•  By Telephone. If your fund shares are held in your own name, call 1-800-690-6903 toll-free. If your fund shares are held on your behalf in a brokerage account, call 1-800-454-8683 toll-free. Enter your 12-digit control number from your proxy card. Follow the simple instructions. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the relevant Meeting.

Special Note for Systematic Investment Plans (e.g., Automatic Investment Plan, Systematic Exchange, etc.). Shareholders in systematic investment plans must contact their financial adviser or call our customer service division, toll free, at 1-800-225-1852 to change their investment options. Otherwise, if a proposed reorganization transaction is approved, starting on the day following the closing of the proposed reorganization transaction (which is expected to occur as soon as reasonably practicable after the relevant Meeting), future purchases will automatically be made in shares of Dryden National Fund.

If you have any questions before you vote, please call MIS, an ADP Company at 1-888-684-2435 toll-free. They will be happy to help you understand the proposal and assist you in voting.

  Judy A. Rice
President

FLORIDA SERIES OF DRYDEN MUNICIPAL SERIES FUND
NEW JERSEY SERIES OF DRYDEN MUNICIPAL SERIES FUND
NEW YORK SERIES OF DRYDEN MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES OF DRYDEN MUNICIPAL SERIES FUND

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To Our Shareholders:

Notice is hereby given that Special Meetings of Shareholders (each, a Meeting) of each of the following four funds:

•  Florida Series (Dryden Florida Fund) of Dryden Municipal Series Fund, a Massachusetts business trust (Dryden Municipal Fund);

•  New Jersey Series (Dryden New Jersey Fund) of Dryden Municipal Fund;

•  New York Series (Dryden New York Fund) of Dryden Municipal Fund; and

•  Pennsylvania Series (Dryden Pennsylvania Fund and, collectively with Dryden Florida Fund, Dryden New Jersey Fund, and Dryden New York Fund, the State Funds) of Dryden Municipal Fund;

will be held at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, Friday, October 13, 2006 for each of the State Funds as follows: 10:00 a.m. Eastern time for Dryden Florida Fund, 10:30 a.m. Eastern time for Dryden New Jersey Fund, 11:00 a.m. Eastern time for Dryden New York Fund, and 11:30 a.m. Eastern time for Dryden Pennsylvania Fund, for the following purposes, as applicable:

1.  For shareholders of Dryden Florida Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which Dryden Florida Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Dryden National Municipals Fund, Inc., a Maryland corporation (Dryden National Fund). In connection with this proposed reorganization, each whole and fractional share of each class of Dryden Florida Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of Dryden National Fund, outstanding shares of Dryden Florida Fund will be cancelled, and Dryden Florida Fund will be liquidated and terminated.

2.  For shareholders of Dryden New Jersey Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which Dryden New Jersey Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Dryden National Fund. In connection with this proposed reorganization, each whole and fractional share of each class of Dryden New Jersey Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of Dryden National Fund, outstanding shares of Dryden New Jersey Fund will be cancelled, and Dryden New Jersey Fund will be liquidated and terminated.

3.  For shareholders of Dryden New York Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which Dryden New York Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Dryden National Fund. In connection with this proposed reorganization, each whole and fractional share of each class of Dryden New York Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of Dryden National Fund, outstanding shares of Dryden New York Fund will be cancelled, and Dryden New York Fund will be liquidated and terminated.

4.  For shareholders of Dryden Pennsylvania Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which Dryden Pennsylvania Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Dryden National Fund. In connection with this proposed reorganization, each whole and fractional share of each class of Dryden Pennsylvania Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of Dryden National Fund, outstanding shares of Dryden Pennsylvania Fund will be cancelled, and Dryden Pennsylvania Fund will be liquidated and terminated.

5.  To transact such other business as may properly come before each Meeting or any adjournments or postponements of each Meeting.

There will be one Plan of Reorganization (the Plan) for all four reorganization transactions. The Plan provides that shareholder approval of any one reorganization transaction is not contingent upon, and will not affect, shareholder approval of any of the other three reorganization transactions. In addition, completion of any one reorganization transaction is not contingent upon, and will not affect, completion of any of the other three reorganization transactions. The Plan also provides that Dryden Municipal Fund will be terminated as a Massachusetts business trust and de-registered as an investment company under the Investment Company Act of 1940 in the event all four reorganization transactions are completed. The Board of Trustees of Dryden Municipal Fund has made a determination that State Fund shareholders are not entitled to appraisal rights in connection with any of the reorganization transactions.

The Board of Trustees of Dryden Municipal Fund, on behalf of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund, has fixed the close of business on July 21, 2006 as the record date for the determination of the shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund, as applicable, entitled to notice of, and to vote at, the relevant Meeting and any adjournments of the relevant Meeting.

Deborah A. Docs
Secretary

Dated: August 14, 2006

A proxy card is enclosed along with this Notice and the combined joint Proxy Statement and Prospectus for each proposal for which you are entitled to vote. Please vote your shares today by signing and returning the enclosed proxy card(s) in the postage prepaid envelope provided. You may also vote by telephone or via the Internet as described in the enclosed materials. The Board of Trustees of Dryden Municipal Fund recommends that you vote FOR the reorganization proposals relating to Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund, as applicable.

Your vote is important.
Please return your proxy card promptly
or vote by telephone or over the Internet.

Shareholders are invited to attend the relevant Meeting in person. Any shareholder who does not expect to attend a Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. You may also vote by telephone or over the Internet as described in the materials provided to you. In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING YOUR PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.  INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears on the account registration shown on the proxy card.

2.  JOINT ACCOUNTS: Both owners must sign and the signatures should conform exactly to the names shown on the account registration.

3.  ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of account registration or by the individual executing the proxy card. For example:

REGISTRATION			VALID SIGNATURE
A.	1.	XYZ Corporation	John Smith, President

	2.	XYZ Corporation	John Smith, President

		c/o John Smith, President

B.	1.	ABC Company Profit Sharing Plan	Jane Doe, Trustee

	2.	Jones Family Trust	Charles Jones, Trustee

	3.	Sarah Clark, Trustee	Sarah Clark, Trustee

		u/t/d 7/1/85

C.	1.	Thomas Wilson, Custodian	Thomas Wilson, Custodian

		f/b/o Jessica Wilson UTMA

		New Jersey

PROXY STATEMENT
for
FLORIDA SERIES OF DRYDEN MUNICIPAL SERIES FUND
NEW JERSEY SERIES OF DRYDEN MUNICIPAL SERIES FUND
NEW YORK SERIES OF DRYDEN MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES OF DRYDEN MUNICIPAL SERIES FUND
and
PROSPECTUS
for
DRYDEN NATIONAL MUNICIPALS FUND, INC.

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(973) 367-7521

Dated August 14, 2006

Acquisition of the Assets of Florida Series of Dryden Municipal Series Fund
and
Acquisition of the Assets of New Jersey Series of Dryden Municipal Series Fund
and

Acquisition of the Assets of New York Series of Dryden Municipal Series Fund
and
Acquisition of the Assets of Pennsylvania Series of Dryden Municipal Series Fund

By and in exchange for shares of Dryden National Municipals Fund, Inc.

This combined joint Proxy Statement and Prospectus (Prospectus/Proxy Statement) is being furnished to the shareholders of each of the following four funds:

•  Florida Series (Dryden Florida Fund) of Dryden Municipal Series Fund, a Massachusetts business trust (Dryden Municipal Fund);

•  New Jersey Series (Dryden New Jersey Fund) of Dryden Municipal Fund;

•  New York Series (Dryden New York Fund) of Dryden Municipal Fund; and

•  Pennsylvania Series (Dryden Pennsylvania Fund and, collectively with Dryden Florida Fund, Dryden New Jersey Fund, and Dryden New York Fund, the State Funds) of Dryden Municipal Fund;

in connection with the solicitation of proxies by the Board of Trustees of Dryden Municipal Fund for use at special meetings of shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund, as applicable, and at any adjournments or postponements thereof (each, a Meeting and collectively, the Meetings).

The Meetings are scheduled to be held at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102 on Friday, October 13, 2006 for each of the State Funds as follows: 10:00 a.m. Eastern time for Dryden Florida Fund, 10:30 a.m. Eastern time for Dryden New Jersey Fund, 11:00 a.m.. Eastern time for Dryden New York Fund, and 11:30 a.m. Eastern time for Dryden Pennsylvania Fund. This Prospectus/Proxy Statement will first be sent to shareholders on or about August 21, 2006.

The purpose of the Meetings is for shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund, as applicable, to vote on the Plan of Reorganization (the Plan) under which a State Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Dryden National

Municipals Fund, Inc. (Dryden National Fund and, collectively with the State Funds, the Funds), a Maryland corporation, in exchange for shares of Dryden National Fund, which will be distributed to shareholders of the State Fund, and the subsequent cancellation of shares of such State Fund and its liquidation and termination (each, a Reorganization and collectively, the Reorganizations). If the Plan receives the required approval from relevant State Fund shareholders, each whole and fractional share of each class of the relevant State Fund shall be exchanged for whole and fractional shares of equal dollar value of the equivalent class of Dryden National Fund subsequent to the relevant Meeting or any adjournment thereof, the relevant State Fund will be liquidated and terminated, and Dryden National Fund will be the surviving fund.

The investment objectives of Dryden Florida Fund and Dryden National Fund are similar in that each Fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how fund shares are treated for purposes of Florida intangible personal property taxes. The value of shares of Dryden National Fund is not exempt from Florida intangible property taxes. The investment objectives of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund are similar in that each Fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how dividend income on fund shares is treated for New Jersey, New York, and Pennsylvania state income tax purposes. Dividend income received by shareholders of Dryden National Fund will not be exempt from New Jersey, New York, or Pennsylvania state or local income taxes. In addition, although each Fund invests primarily in municipal securities, the Funds do not primarily invest in the same types of municipal securities. The investment objective and primary investments for each Fund are set forth in the table below.

Fund	Investment Objective	Primary Investments
Dryden National Fund	Seeks a high level of current income exempt from federal income taxes	Municipal Obligations = municipal bonds and municipal notes the income from which is exempt from federal income taxes

Dryden Florida Fund	Maximize current income that is exempt from federal income taxes consistent with the preservation of capital and invest in securities which will enable shares of Dryden Florida Fund to be exempt from the Florida intangibles tax	Florida Obligations = Florida state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that will enable Dryden Florida Fund shares to be exempt from the Florida intangibles tax and that pay interest income that is exempt from federal income taxes

Dryden New Jersey Fund	Maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital	New Jersey Obligations = New Jersey state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New Jersey state income tax and federal income taxes

Fund	Investment Objective	Primary Investments
Dryden New York Fund	Maximize current income that is exempt from New York State, New York City and federal income taxes, consistent with the preservation of capital	New York Obligations = New York state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from New York State, New York City and federal income taxes

Dryden Pennsylvania Fund	Maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital	Pennsylvania Obligations = Pennsylvania state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income taxes

If approved, combining one or more of the four State Funds with Dryden National Fund will allow shareholders of those State Funds to enjoy a larger asset base over which certain expenses may be spread. In addition, participating State Fund shareholders are expected to realize a reduction in both the net and gross annual operating expense ratios borne by such shareholders, including a reduction in effective investment management fee rates. If the shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, or Dryden Pennsylvania Fund approve the Plan, such shareholders will become shareholders of Dryden National Fund.

Shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of any of the other three Reorganizations. In addition, completion of any one Reorganization is not contingent upon, and will not affect, completion of any of the other three Reorganizations. In the event the required shareholder approval of a Reorganization is received, all applicable contingent deferred sales charges (CDSCs) will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date. In addition, it is expected that each State Fund that participates in a Reorganization will be closed to new purchases during the relevant 30-day period.

This Prospectus/Proxy Statement sets forth concisely the information about the Plan and the issuance of shares of Dryden National Fund that you should know before voting. You should retain it for future reference. Additional information about Dryden National Fund has been filed with the Securities and Exchange Commission (SEC) and can be found in the following documents:

•  The prospectus for Dryden National Fund, dated April 3, 2006, which is enclosed and incorporated by reference into this Prospectus/Proxy Statement;

•  The Statement of Additional Information (SAI) for Dryden National Fund, dated April 3, 2006, which is incorporated by reference into this Prospectus/Proxy Statement;

•  An SAI, dated August 14, 2006, relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement; and

•  An Annual Report to Shareholders of Dryden National Fund for the fiscal year ended December 31, 2005, a copy of which is enclosed and incorporated by reference into this Prospectus/Proxy Statement.

Additional information about Dryden Municipal Fund and each State Fund has been filed with the SEC and can be found in the following documents:

•  The prospectus for Dryden Florida Fund, dated October 28, 2005, which is incorporated by reference into this Prospectus/Proxy Statement;

•  The prospectus for Dryden New Jersey Fund, dated October 28, 2005, which is incorporated by reference into this Prospectus/Proxy Statement;

•  The prospectus for Dryden New York Fund, dated October 28, 2005, which is incorporated by reference into this Prospectus/Proxy Statement; and

•  The prospectus for Dryden Pennsylvania Fund, dated October 28, 2005, which is incorporated by reference into this Prospectus/Proxy Statement.

You may request a free copy of any of these documents by calling 1-800-225-1852 or by writing to Dryden National Fund or Dryden Municipal Fund, as applicable, at the address on the cover of this Prospectus/Proxy Statement.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement, including the Plan. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A), the Prospectus for Dryden National Fund (enclosed as Exhibit B), and the Annual Report to Shareholders of Dryden National Fund for the fiscal year ended December 31, 2005 (enclosed as Exhibit C). You should also review the SAI relating to this Prospectus/Proxy Statement. This Prospectus/Proxy Statement is qualified in its entirety by reference to these documents. You should read these materials for more complete information.

The Proposals

Shareholders of each State Fund are being asked to consider and approve the Plan, which will have the effect of combining their respective State Fund and Dryden National Fund into a single mutual fund. Each State Fund is a series of an open-end investment company that is organized as a Massachusetts business trust. Dryden National Fund is an open-end investment company that is organized as a Maryland corporation.

If the Reorganization with respect to your State Fund receives the required shareholder approval and is completed, the assets of that State Fund will be transferred to, and all of the liabilities of that State Fund will be assumed by, Dryden National Fund in exchange for an equal value of shares of Dryden National Fund. Shareholders of that State Fund will have their class of shares exchanged for the same class of shares of Dryden National Fund of equal dollar value based upon the value of the shares at the time that State Fund's assets are transferred to Dryden National Fund. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the State Fund will be liquidated and terminated and you will cease to be a shareholder of that State Fund and will become a shareholder of Dryden National Fund.

There will be one Plan for all four Reorganizations. The Plan provides that shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of any of the other three Reorganizations. In addition, completion of any one Reorganization is not contingent, and will not affect, the completion of any of the other three Reorganizations. The Plan also provides that Dryden Municipal Fund will be terminated as a Massachusetts business trust and de-registered as an investment company under the Investment Company Act of 1940 (the 1940 Act) in the event all four Reorganizations are completed.

The Boards of Trustees/Directors of Dryden Municipal Fund and Dryden National Fund noted that the Funds have different investment objectives and that upon completion of the relevant Reorganization, State Fund shareholders would no longer own shares that enable such shareholders to receive certain state tax benefits. For the reasons set forth below, the Boards of Trustees/Directors of Dryden Municipal Fund and Dryden National Fund, however, have determined that the proposed Reorganization of each State Fund into Dryden National Fund is in the best interests of the relevant State Fund shareholders and that State Fund shareholders would not be subject to any dilution in value as a result of the consummation of the Reorganization with respect to their State Fund:

•  Dryden National Fund had a significantly lower historical net annualized operating expense ratio than each State Fund;

•  at current asset levels, the effective investment management fee rate for Dryden National Fund is lower than that of each State Fund;

•  the historical tax-adjusted and non-adjusted investment performance of Dryden National Fund generally has been stronger than that of each State Fund;

•  the lower expected effective investment management fee rate and the lower expected total operating expense ratio to be enjoyed by Dryden National Fund upon completion of one or more of the Reorganizations;

•  the compatibility of each Fund's investment objectives in that each Fund seeks to obtain current income that is exempt from federal income taxes;

•  the Funds' substantially similar investment policies, restrictions, and styles;

•  the Funds use the same subadviser and portfolio managers; and

•  all applicable CDSCs will be waived for all sales of State Fund shares that take place during a specified 30-day period between final shareholder approval of a Reorganization and the completion thereof.

The Board of Trustees of Dryden Municipal Fund, on behalf of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund, and the Board of Directors of Dryden National Fund have unanimously approved the Plan and unanimously recommend that you vote to approve the Plan.

Shareholder Voting

Shareholders who own shares of a State Fund as of the close of business on July 21, 2006 (the Record Date) will be entitled to vote at the relevant Meeting and any adjournments thereof, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of that State Fund. Shareholder approval of the Plan with respect to a State Fund requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of the relevant State Fund as defined under the 1940 Act. A majority of the outstanding voting securities for these purposes means the lesser of: (i) 67% or more of the voting shares of a State Fund represented at a meeting at which more than 50% of the outstanding voting shares of the State Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of a State Fund.

Please vote your shares as soon as you receive this Prospectus/Proxy Statement. You may vote by completing and signing the enclosed ballot (proxy card) or over the Internet or by phone. If you vote by any of these methods, your votes will be officially cast at the relevant Meeting for your State Fund by persons appointed as proxies. If you own shares in more than one of the State Funds or in multiple accounts, you will receive multiple proxy cards. Each proxy card must be voted for all of your shares to be voted.

You can revoke or change your voting instructions at any time until the vote is taken at a Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISON OF IMPORTANT FEATURES

Investment Objectives and Principal Investment Policies of the Funds

This section describes the investment objectives and principal investment policies of the Funds and the differences between them. For a complete description of the investment policies and risks for Dryden National Fund, you should read the Prospectus (enclosed as Exhibit B) and the SAI for Dryden National Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

The investment objectives of Dryden Florida Fund and Dryden National Fund are similar in that each fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how fund shares are treated for purposes of Florida intangible personal property taxes. The value of shares of Dryden National Fund is not exempt from Florida intangible property taxes. The investment objectives of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund are similar in that each fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how dividend income on fund shares is treated for New Jersey, New York, and Pennsylvania state and local income tax purposes. Dividend income received by shareholders of Dryden National Fund will not be exempt from New Jersey, New York, or Pennsylvania state or local income taxes. The Funds' investment objectives are set forth below.

Fund	Investment Objective
Dryden National Fund	Seeks a high level of current income exempt from federal income taxes (Dryden National Fund shares are not exempt from Florida intangible property taxes. Dividend income received by Dryden National Fund shareholders is not exempt from New Jersey, New York, or Pennsylvania state or local income taxes.)

Dryden Florida Fund	Maximize current income that is exempt from federal income taxes consistent with the preservation of capital and invest in securities which will enable shares of Dryden Florida Fund to be exempt from the Florida intangibles tax

Dryden New Jersey Fund	Maximize current income that is exempt from New Jersey state income tax and federal income tax, consistent with the preservation of capital

Dryden New York Fund	Maximize current income that is exempt from New York State, New York City and federal income taxes, consistent with the preservation of capital

Dryden Pennsylvania Fund	Maximize current income that is exempt from Commonwealth of Pennsylvania personal income tax and federal income tax, consistent with the preservation of capital

The Funds' investment objectives are fundamental policies that cannot be changed by the relevant Board of Directors/Trustees without shareholder approval. No assurance can be given that the Funds will achieve their respective investment objectives. Each Fund pursues its investment objective through various investment strategies as set forth below.

Under normal circumstances, Dryden Florida Fund will invest at least 80% of its investable assets in Florida Obligations. Dryden New Jersey Fund normally will invest at least 80% of its investable assets in New Jersey Obligations. Under normal circumstances, Dryden New York Fund invests: (i) so that at least 80% of the income from its investments will be exempt from New York State, New York City, and federal income taxes, or (ii) at least 80% of its investable assets in New York Obligations. Dryden Pennsylvania Fund normally will invest: (i) so that at least 80% of the income from its investments will be exempt from Pennsylvania personal income taxes and federal income taxes, or (ii) at least 80% of its investable assets in Pennsylvania Obligations. Under normal circumstances, Dryden National Fund invests at least 80% of its investable assets in Municipal Obligations. These are fundamental policies of each Fund that cannot be changed by the relevant Board of Directors/Trustees without shareholder approval. The term "investable assets" in this Prospectus/Proxy Statement refers to a Fund's net assets plus any borrowings for investment purposes. A Fund's investable assets will be less than its total assets to the extent that it has borrowed money or non-investment purposes, such as to meet anticipated redemptions.

The investments permitted by these policies for each Fund may include certain private activity bonds, which are municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer's general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project.

Each State Fund normally invests at least 70% of its investable assets in "investment grade" debt obligations, which are debt obligations rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or comparably rated by another major rating service, and unrated debt obligations that are believed to be comparable in quality. Dryden National Fund's portfolio consists primarily of investment grade long-term municipal bonds which are bonds rated Baa or higher by Moody's, and BBB or higher by S&P, or comparably rated by another major rating service, and unrated debt obligations that are believed to be comparable in quality. Debt obligations rated in the lowest of the "investment grade" quality grades (BBB/Baa) have certain speculative characteristics and are riskier than higher rated securities.

Each State Fund may invest up to 30% of its assets in "non-investment grade" or high-yield municipal debt obligations, commonly known as junk bonds. Dryden National Fund may invest up to 15% of its investable assets in junk bonds. There is a higher risk of default of payment of principal and interest with junk bonds than with investment grade bonds. Furthermore, junk bonds tend to be less liquid than higher-rated securities.

Each Fund may also invest in municipal bonds the interest and/or principal payments of which are insured by bond issuers or other parties. Generally, the yields on insured bonds are lower than the yields on uninsured bonds of comparable quality. Although bond insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal and may in fact increase a municipal bond's value, such insurance does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on market fluctuations. In certain circumstances, fluctuations in value may be affected by changes in interest rates or the insurer's creditworthiness or ability to satisfy its obligations.

A rating is an assessment of the likelihood of the timely payment of debt (with respect to a municipal bond) or claims (with respect to an insurer of a municipal bond), and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of an issuer or insurer. Although the investment adviser will consider ratings assigned to a security, it will perform its own investment analysis. As set forth above, in addition to investing in rated securities, each Fund may invest in unrated securities that are believed to be of comparable quality to the rated securities that are permissible investments. If the rating of a debt obligation is downgraded after a Fund purchases it (or if the debt obligation is no longer rated), the Fund will not have to sell the obligation, but this development will be taken into consideration in deciding whether the Fund should continue to hold the obligation.

As of February 28, 2006, the credit quality of the debt obligations held by each Fund, expressed as a percentage of the net assets of each Fund, were as follows:

Ratings	Net Assets of Dryden Florida Fund (%)	Net Assets of Dryden New Jersey Fund (%)	Net Assets of Dryden New York Fund (%)	Net Assets of Dryden Pennsylvania Fund (%)	Net Assets of Dryden National Fund (%)
AAA/Aaa	71.68	66.60	44.52	80.65	62.72
AA/Aa	10.83	4.45	23.08	3.66	7.19
A/A	8.63	7.78	21.62	5.26	13.81
BBB/Baa	0.99	12.49	3.14	4.96	12.50
BB/Ba	—	0.40	2.02	—	0.13
B/B	—	—	—	—	0.95
Unrated	3.97	8.41	2.89	3.44	2.72
Short-Term/Cash	3.90	(0.13)	2.73	2.03	(0.02)

The dollar-weighted average maturity of each State Fund will normally be between 10 and 20 years while the dollar-weighted average maturity of Dryden National Fund will normally be between 10 and 25 years. As of December 31, 2005, the weighted average maturities for Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund were 13.6, 13.8, 13.0, 12.3, and 14.3 years, respectively.

Each Fund's subadviser generally emphasizes the same investment style. In seeking to achieve each Fund's investment objective, the subadviser will purchase securities that it believes represent the best values based on yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. Each Fund's subadviser will attempt to anticipate interest rate movements and adjust the Fund's portfolio holdings accordingly. The subadviser will also consider the claims-paying ability with respect to insurers of municipal bonds. Each Fund's subadviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.

Each Fund may engage in active trading – that is, frequent trading of its securities – in order to take advantage of new investment opportunities or yield differentials. There may be tax consequences, such as a possible increase in short-term capital gains or losses, when a Fund sells a security without regard to how long it has held the security. In addition, active trading may result in greater transaction costs, which will reduce a Fund's return. Dryden National Fund may engage in active trading to a greater extent than any of the State Funds.

Each of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund is a diversified fund within the meaning of the 1940 Act. Dryden Florida Fund is a non-diversified fund within the meaning of the 1940 Act and therefore subject to additional restrictions. See "Comparision of Other Policies-Diversification" and "Investment Restrictions" below.

Each Fund typically distributes annually all or substantially all of its ordinary income and net realized capital gains.

After one or more of the Reorganizations are completed, it is expected that the combined fund will be managed according to the investment objective and policies of Dryden National Fund.

Comparison of Other Investment Policies

In addition to the principal investment policies described above, the Funds also may use the investment policies set forth below to try to increase their investment returns or to protect their assets if market conditions warrant as outlined below. The Funds have similar policies with respect to diversification (identical for all Funds except for Dryden Florida Fund), swap options, zero coupon bonds, and borrowing money. The Funds have identical policies with respect to most derivatives strategies, municipal lease obligations, municipal asset-backed securities, floating rate bonds, variable rate bonds, inverse floaters, secondary inverse floaters, when-issued and delayed delivery securities, illiquid securities, lending of portfolio securities, and temporary defensive investments.

Diversification.  Each of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund is a "diversified" investment company under the 1940 Act. As diversified investment companies, with respect to 75% of their assets, Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund cannot invest more than 5% of their respective assets in the securities of any one issuer (except U.S. Government obligations) or cannot hold more than 10% of the outstanding voting securities of any one issuer. Dryden Florida Fund is a "non-diversified" investment company under the 1940 Act, which means that the 5% and 10% limitations are computed with respect to 50% of its assets. For purposes of calculating the 5% or 10% ownership limitations, the Funds will consider the ultimate source of revenues supporting each obligation to be a separate issuer. For example, even though a state hospital authority or a state economic development authority might issue obligations on behalf of many different entities, each of the underlying health facilities or economic development projects will be considered as a separate issuer.

Derivatives Strategies.  Each Fund may use various derivative strategies to try to improve the Fund's returns. Each Fund may also use hedging techniques to try to protect the Fund's assets. The Funds cannot guarantee that these strategies and techniques will work, that the instruments necessary to implement these strategies and techniques will be available, or that the Funds will not lose money. The use of derivatives – such as futures, foreign currency forward contracts, options on futures and various types of swaps – involves costs and can be volatile. With derivatives, each Fund tries to predict if the underlying investment – a security, market index, currency, interest rate, or some other benchmark, will go up or down at some future date. The Funds may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objectives. Each Fund will consider other factors (such as cost) in deciding whether to employ any particular strategy or technique, or use any particular instrument. Any derivatives a Fund may use may not match or offset the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred. Derivatives that involve leverage could magnify losses. When a Fund uses derivative strategies, the Fund designates certain assets as segregated or otherwise covers its exposure, as required by the rules of the SEC.

Futures Contracts and Related Options. Each Fund may purchase and sell financial futures contracts and related options on financial futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract or an option on a swap, the right to buy or sell a futures contract or swap, respectively, in exchange for a premium.

Foreign Currency Forward Contracts. Each Fund may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.

Swap Transactions. Each Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, credit default swaps, interest rate swaps, total return swaps and index swaps.

Swap Options. Only Dryden National Fund may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Zero Coupon Bonds.  Each Fund may invest in zero coupon bonds. The percentage invested in zero coupon bonds varies, but is usually less than 40% of a State Fund's investable assets and less than 15% of Dryden National Fund's investable assets. Zero coupon bonds do not pay interest during the life of the security. An investor purchases the security at a price that is less than the amount the investor will receive when the borrower repays the amount borrowed (face value).

Borrowings.  Each State Fund may borrow an amount equal to no more than 33 1/3% of the value of its total assets (calculated at the time of the borrowing). Dryden National Fund may borrow an amount equal to no more than 20% of the value of its total assets (calculated at the time of the borrowing). If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings as required by applicable law.

Municipal Lease Obligations.  Each Fund may invest in municipal lease obligations. The percentage invested in municipal lease obligations varies but is usually less than 25% of a Fund's investable assets. Municipal lease obligations are obligations where the interest and principal are paid out of lease payments made by the party leasing the equipment or facilities that were acquired or built with the bonds. Typically, municipal lease obligations are issued by states or financing authorities to provide money for construction projects such as schools, offices or stadiums. The entity that leases the building or facility would be responsible for paying the interest and principal on the obligation.

Municipal Asset-Backed Securities.  Each Fund may invest in municipal asset-backed securities. The percentage invested in municipal asset-backed securities varies but is usually less than 15% of a Fund's investable assets. A municipal asset-backed security is a type of pass-through instrument that pays interest that is eligible for exclusion from federal and state income taxation based upon the income from an underlying municipal bond or pool of municipal bonds.

Floating Rate Bonds and Variable Rate Bonds.  Each Fund may invest in floating rate bonds and variable rate bonds. The percentage invested in floating rate bonds and variable rate bonds varies but is usually less than 10% of a Fund's investable assets. Floating rate bonds are municipal bonds that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury bonds. The interest rate on floating rate bonds changes when there is a change in the designated rate. Variable rate bonds are municipal bonds that have an interest rate that is adjusted periodically based on the market rate at a specified time. They generally allow a Fund to demand full payment of the bond on short notice. At times a Fund may receive an amount that may be more or less than the amount paid for the bond.

Inverse Floaters.  Each Fund may invest in inverse floaters. The percentage invested in inverse floaters varies but is usually less than 15% of a Fund's investable assets. Inverse floaters are debt instruments with a floating or adjustable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index.

Secondary Inverse Floaters.  Each Fund may invest in secondary inverse floaters. The percentage invested in secondary inverse floaters varies but is usually less than 15% of a Fund's investable assets. Secondary inverse floaters are municipal asset-backed securities with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index.

When-Issued and Delayed-Delivery Securities.  Each Fund may purchase securities, including money market obligations, municipal bonds or other obligations on a when-issued or delayed-delivery basis. The percentage invested in these types of securities varies but is usually less than 20% of a Fund's investable assets. When a Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Funds do not earn interest income until the date the obligations are expected to be delivered.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities. The Funds may be unable to dispose of such holdings quickly or at prices that represent true market value. Certain derivative instruments held by the Funds may also be considered illiquid.

Lending of Portfolio Securities.  Consistent with applicable regulatory requirements, each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 33 1/3% of the value of the Fund's total assets and provided that such loans are callable at any time by the series and are at all times secured by cash or other liquid assets or an irrevocable letter of credit in favor of the series equal to at least 100% of the market value, determined daily, of the loaned securities.

Temporary Defensive Investments.  In response to adverse market, economic or political conditions, each Fund may take a temporary defensive position and invest up to 100% of the Fund's assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities or in high-quality obligations of banks and corporations, and may hold up to 100% of the Fund's assets in cash or cash equivalents. Investing heavily in these securities limits our ability to achieve our investment objectives, but can help to preserve a Fund's assets.

Investment Restrictions

Each Fund has adopted certain fundamental investment restrictions, which limit its ability, subject to certain exceptions, for the Fund, to: (i) purchase securities of any issuer; (ii) issue senior securities or borrow or pledge its assets; (iii) purchase or sell real estate; (iv) purchase or sell physical commodities; (v) underwrite securities; and (vi) make loans. Dryden National Fund also has adopted a fundamental investment restriction that prohibits it from investing more than 25% of the value of its total assets in securities whose issuers are located in any one state, except for temporary defensive purposes. A Fund may not change a fundamental investment restriction without the prior approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" of a Fund, when used herein, means the lesser of: (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares.

By adopting investment restriction (i), each Fund (other than Dryden Florida Fund) is a diversified fund under the 1940 Act. This means that such funds may not, with respect to 75% of the value of their respective total assets, purchase a security of any issuer (other than U.S. Government securities) or securities of other investment companies) if, as a result (i) more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Fund. For purposes of investment restriction (ii), under the 1940 Act, a Fund can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, Dryden National Fund must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to satisfy the 300% requirement.

Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that, if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total asset values will not be considered a violation of such policy. However, if a Fund's asset coverage for borrowings permitted by investment restriction (ii) falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by the 1940 Act and the rules thereunder.

Although not fundamental investment restrictions, Dryden National Fund may not: (i) purchase securities of other investment companies, except in the open market involving any customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities or except in connection with a merger, consolidation, reorganization or acquisition of assets; provided, however, that Dryden National Fund may invest up to 25% of its total assets in shares of an affiliated mutual fund; (ii) invest for the purpose of exercising control or management of another company; and (iii) purchase industrial revenue bonds if, as a result of such purchase, more than 5% of the total assets of Dryden National Fund would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with less than three years of operating history. These non-fundamental investment restrictions of Dryden National Fund may be changed by the Board of Directors of Dryden National Fund without shareholder approval.

Primary Risks of Investing in the Funds

The principal investment risks associated with an investment in Dryden National Fund are substantially similar to the principal investment risks associated with an investment in any State Fund. Such principal risks include market risk and credit risk. As set forth in more detail below, the principal differences in risk are: (i) the State Funds are more exposed to the risks associated with investing in junk bonds than Dryden National Fund; (ii) the State Funds are more exposed to concentration risk (i.e., the risk that bonds may lose value because of political, economic, or other events affecting issuers of their respective state obligations) than Dryden National Fund; (iii) Dryden National Fund is more exposed to the risks associated with the active and frequent trading of portfolio securities than any of the State Funds; (iv) the State Funds are more exposed to the risks associated with investing in zero coupon bonds than Dryden National Fund; and (v) Dryden Florida Fund is more exposed to the credit and market risks associated with a single issuer than Dryden National Fund because Dryden Florida Fund is a non-diversified fund. The principal investment risks associated with an investment in the Funds are set forth below.

Although each Fund tries to invest wisely, all investments involve risk. Since each Fund invests primarily in long-term municipal bonds of medium quality, there is the risk that the issuer may be unable to make principal and interest payments when they are due (i.e., credit risk), as well as the risk that the bonds may lose value because interest rates rise or because there is a lack of confidence in the issuer or in the bond's insurer (i.e., market risk). Bonds with longer maturity dates typically produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates than bonds with shorter maturity dates. Municipal bonds of medium quality have certain speculative characteristics and are subject to a greater degree of market fluctuation and greater risk that the issuer may be unable to make principal and interest payments when they are due than higher-quality securities. Since each Fund may invest in lower-rated bonds, commonly known as junk bonds, there is a higher risk of default of payment of principal and interest. Furthermore, junk bonds tend to be less liquid than higher-rated securities. Because each State Fund may invest up to 30% of its assets in junk bonds while Dryden National Fund may invest only up to 15% of its assets in junk bonds, the State Funds may be more exposed to the risks associated with investing in junk bonds.

Each Fund may purchase municipal bonds that are insured to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of a Fund.

Bond prices and each Fund's net asset value generally move in opposite directions from interest rates – if interest rates go up, the prices of the bonds in a Fund's portfolio may fall because the bonds the Fund holds will not, as a rule, yield as much as the newer bonds issued. Bonds that are issued when interest rates are high generally increase in value when interest rates fall.

Municipal bonds and, in particular, municipal leases may be subject to the risk that the state or municipality may not set aside funds in future budgets to make the bond or lease payments.

Because the State Funds concentrate their investments in their respective state obligations, the State Funds are more susceptible to concentration risk. Concentration risk is the risk that economic, political, and other developments may adversely affect issuers of the relevant state obligations more than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the relevant State or one or more local governments, the effects or threats of terrorist acts, the effects or threats of possible natural disasters, or other economic or credit problems affecting the relevant State generally or any individual locality (which may directly or indirectly affect the relevant State as a whole). By way of illustration, South Florida, because of its location and involvement with foreign trade, tourism and investment capital, is particularly susceptible to international trade and currency imbalances and economic dislocations in Central and South America. The central and northern portions of Florida are susceptible to problems in the agricultural sector. In addition, New Jersey's diversified economy consists of a variety of manufacturing, construction and service industries, and is supplemented by rural areas with selective commercial agriculture. Furthermore, the events of September 11, 2001 have had a substantial adverse impact on the economies of New York State and New York City. In addition, although New York has a relatively diversified economy, New York's economy has concentrations in the investment banking, securities brokerage and financial services industries. Finally, although the Pennsylvania economy has diversified into other industries, it has been historically identified as a heavy industry state. Each State Fund, therefore, may be more susceptible to developments affecting the relevant industries or geographic areas than a municipal bond fund that invests in obligations of several states. These examples illustrate just a few of the risks of investing in the relevant state obligations.

Each Fund may actively and frequently trade its portfolio securities. High portfolio turnover may result in higher transaction costs, which can affect a Fund's performance and may have adverse tax consequences. Dryden National Fund may engage in active trading to a greater extent than any of the State Funds.

Each Fund may invest in zero coupon bonds. The percentage invested in zero coupon bonds varies, but is usually less than 40% of a State Fund's investable assets and less than 15% of Dryden National Fund's investable assets. As a result, the State Funds are more exposed to the risks associated with investing in zero coupon bonds than Dryden National Fund. Zero coupon bonds are subject to credit risk, market risk, and concentration risk, and are also typically subject to greater volatility and less liquidity in adverse markets than other municipal bonds

Dryden Florida Fund is a non-diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in volume of securities issued by one issuer may represent a greater portion of the total assets of a non-diversified fund.

Like any mutual fund, an investment in a Fund could lose value, and you could lose money. For more detailed information about the risks associated with any of the Funds, see "How the Fund Invests – Investment Risks" in the Prospectus of Dryden National Fund that accompanies this Prospectus/Proxy Statement.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Certain Tax Considerations

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), and intends to continue to so qualify in the future. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers that are controlled by the Fund and are determined, pursuant to Department of Treasury regulations, to be in the same, similar or related trades or businesses. As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's distribution requirements.

As set forth above, the investment objectives of Dryden Florida Fund and Dryden National Fund are similar in that each fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how fund shares are treated for purposes of Florida intangible personal property taxes. The investment objectives of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund are similar in that each fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how dividend income on fund shares is treated for New Jersey, New York, and Pennsylvania state income tax purposes. If the shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, or Dryden Pennsylvania Fund approve the Plan, such shareholders will become shareholders of Dryden National Fund. The value of shares of Dryden National Fund is not exempt from Florida intangible property taxes. Dividend income received by shareholders of Dryden National Fund will not be exempt from New Jersey, New York, or Pennsylvania state or local income taxes. The loss of such state and local tax benefits may adversely affect current State Fund shareholders after the relevant Reorganization.

Each Reorganization may lead to various tax consequences, which are discussed under the captions "Certain State Tax Consequences of the Reorganizations" and "Certain Federal Tax Consequences of the Reorganizations."

Forms of Organization

Each State Fund is a series of Dryden Municipal Fund, which is an open-end management investment company, organized as a Massachusetts business trust. Dryden National Fund is an open-end, diversified, management investment company, organized as a Maryland corporation. Dryden National Fund is substantially similar to Dryden Municipal Fund with respect to shareholder liability, director/trustee liability and indemnification, shareholder voting rights and meetings, and the taking of corporate action. See "Characteristics of Dryden Municipal Fund Shares and Dryden National Fund Shares."

Management of the Funds

Prudential Investments LLC (PI), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serves as manager (the Investment Manager) to the State Funds and Dryden National Fund pursuant to four separate investment management agreements with Dryden Municipal Fund, on behalf of each of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund (collectively, the State Fund Management Agreements) and an investment management agreement with Dryden National Fund (the National Management Agreement and, collectively with the State Fund Management Agreements, the Management Agreements).

Under the Management Agreements, PI (as manager) manages the Funds' investment operations and administers its business affairs. Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective subadvisers for these Funds. In evaluating a prospective subadviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI is also responsible for monitoring the performance of and supervising the Funds' subadviser. As of June 30, 2006, PI served as the Investment Manager to all of the Prudential Financial, Inc. (Prudential Financial) U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $97.6 billion.

PI and each Fund operate under an exemptive order (the Order) from the SEC that generally permits PI to enter into or amend agreements with subadvisers without obtaining shareholder approval each time. This authority is subject to certain conditions, including the requirement that the Board of Trustees/Directors of Dryden Municipal Fund or Dryden National Fund must approve any new or amended agreements with a subadviser. Shareholders of each Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Series. Each Fund will notify shareholders of any new subadviser or material amendments to subadvisory agreements pursuant to the Order.

PI currently engages Prudential Investment Management, Inc. to manage the investments of the Funds in accordance with the Funds' investment objectives, policies, and limitations and any investment guidelines established by PI. Prudential Investment Management, Inc is responsible, subject to the supervision and control of PI, for the purchase, retention and sale of securities in a Fund's investment portfolio under its management.

Prudential Investment Management, Inc. (PIM) is each Fund's subadviser and has served as an investment adviser to investment companies since 1984. PIM's address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PIM is an indirect, wholly-owned subsidiary of Prudential Financial. The Fixed Income (PIM Fixed Income) unit of PIM is the primary public fixed income asset management business of PIM and responsible for the management of each Fund. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

Robert Tipp, Susan Courtney and Dennis Hepworth of PIM Fixed Income are responsible for the day to day management of each Fund.

Robert Tipp, CFA, is Chief Investment Strategist of PIM Fixed Income. He has supervisory responsibility for PIM Fixed Income's portfolio managers who manage mutual funds and institutional client accounts in the Municipal Bond, U.S. Liquidity (U.S. government and mortgages), Money Market, and Global Bond sectors. He is also portfolio manager for asset liability strategies and co-portfolio manager of Core Plus, Government, and Global Bond strategies. Previously, Mr. Tipp served as co-head of Prudential Financial's institutional fixed income business. Before joining Prudential Financial in 1991, Mr. Tipp was a Director in the Portfolio Strategies Group at First Boston Corporation. Prior to that, he was a Senior Analyst at Allstate Research & Planning Center, and managed fixed income and equity derivative strategies at Wells Fargo Investment Advisors. Mr. Tipp has 22 years of investment experience and has managed each Fund since October 2004.

Susan Courtney is a Principal and head of the municipal bond group at PIM Fixed Income. She is responsible for developing, directing, and executing investment strategy for all municipal bond assets, including the Dryden Municipal Bond Mutual Funds. Ms. Courtney joined Prudential Financial in 2005 from GE Asset Management (GE), where for the prior 10 years she was a municipal bond portfolio manager responsible for $4.7 billion in tax-exempt assets for insurance companies. Prior to her career at GE, Ms. Courtney was Assistant Vice President of the Global Power Group at Fitch Investors Services, Inc., and a Senior Analyst in the Unit Investment Trust Department of Dean Witter Reynolds. Ms. Courtney has 21 years of investment experience and has managed each Fund since April 2005.

Dennis Hepworth is a Principal and municipal bond portfolio manager for PIM Fixed Income. He is also head of municipal bond research, where he covers real estate, housing, public power, cogeneration and unrated corporate backed bonds. Prior to joining PIM Fixed Income in 1997, Mr. Hepworth was a sell side municipal research analyst at Prudential Securities. Prior to joining Prudential Financial, Mr. Hepworth was a senior analyst in the Capital Markets Credit and Private Client areas of Merrill Lynch. He is a member of the Municipal Analysts Group of New York and the National Federation of Municipal Analysts. Mr. Hepworth has 20 years of investment experience and has managed each Fund since November 2004.

Subsequent to the consummation of any or all of the Reorganizations, PIM will continue to serve as the subadviser for Dryden National Fund, the surviving fund, although the portfolio managers for Dryden National Fund could change at any time prior to and after the consummation of any or all of the Reorganizations. If the Investment Manager determines that such portfolio manager change is not in the best interests of Dryden National Fund and its shareholders, then pursuant to the Order the subadviser may be replaced without prior shareholder approval, subject to the approval of the Board of Directors of Dryden National Fund. If such change occurs you will be notified and you may change your vote for the proposal as described herein under "Voting Information – Revocation of Proxies."

In addition, subsequent to the consummation of any or all of the Reorganizations, the annualized subadvisory fee rates paid by the Investment Manager to PIM with respect to the Dryden National Fund will increase as described herein under the caption "Management of the Funds – Investment Management and Subadvisory Fee Rates." Such increase in PIM's subadvisory fee rates, however, will not change the annualized investment management annual fee rates paid by the Dryden National Fund to the Investment Manager.

Investment Management and Subadvisory Fee Rates.  Pursuant to the Management Agreements, PI receives a monthly investment management fee for each Fund for the performance of its services. The investment management fee is accrued daily for the purposes of determining the sale and redemption price of each Fund's shares.

PI, as manager of the Funds, pays PIM a portion of its fee for the performance of the subadvisory services to each Fund at no additional cost to any Fund.

The current annualized investment management fee rates for the Investment Manager with respect to the State Funds and the current annualized subadvisory fee rates for PIM with respect to the State Funds are set forth below.

State Fund	Investment Management Fee Rates	Current Subadvisory Fee Rates
Dryden Florida Fund	0.50% of average daily net assets	0.25% of average daily net assets

Dryden New Jersey Fund	0.50% of average daily net assets to $1 billion and 0.45% of average daily net assets in excess of $1 billion	0.25% of average daily net assets

Dryden New York Fund	0.50% of average daily net assets to $1 billion and 0.45% of average daily net assets in excess of $1 billion	0.25% of average daily net assets

Dryden Pennsylvania Fund	0.50% of average daily net assets to $1 billion and 0.45% of average daily net assets in excess of $1 billion	0.25% of average daily net assets

The current annualized investment management fee rates for the Investment Manager with respect to Dryden National Fund, the current annualized subadvisory annual fee rates for PIM with respect to Dryden National Fund, and the proposed annualized subadvisory annual fee rates for PIM with respect to Dryden National Fund are set forth below.

Dryden National Fund Net Asset Level	Investment Management Fee Rates	Current Subadvisory Fee Rates	Proposed Subadvisory Fee Rates
Not exceeding $250 million	0.50% of average daily net assets	0.25% of average daily net assets	0.25% of average daily net assets

In excess of $250 million but not exceeding $500 million	0.475% of average daily net assets	0.226% of average daily net assets	0.238% of average daily net assets

In excess of $500 million but not exceeding $1 billion	0.45% of average daily net assets	0.203% of average daily net assets	0.225% of average daily net assets

In excess of $1 billion but not exceeding $1.25 billion	0.425% of average daily net assets	0.181% of average daily net assets	0.181% of average daily net assets

In excess of $1.25 billion but not exceeding $1.5 billion	0.40% of average daily net assets	0.16% of average daily net assets	0.16% of average daily net assets

In excess of $1.5 billion	0.375% of average daily net assets	0.141% of average daily net assets	0.141% of average daily net assets

The proposed annualized subadvisory fee rates for PIM with respect to Dryden National Fund have been approved by the Board of Directors of Dryden National Fund and will become effective upon completion of any of the Reorganizations. Any increase in PIM's subadvisory fee rates, however, will not change the annualized investment management fee rates paid by Dryden National Fund to the Investment Manager.

Distribution Plan

Prudential Investment Management Services LLC (PIMS or the Distributor) serves as the principal underwriter and distributor for each Fund. Dryden Municipal Fund and Dryden National Fund adopted a Distribution and Service Plan (commonly known as a 12b-1 Plan) for each class of shares (other than Class Z shares) to compensate the Distributor for its services and expenses in distributing shares and servicing shareholder accounts. Under the 12b-1 Plan for each share class, each Fund is authorized to pay the Distributor at the following annual rates for assets attributable to the indicated share class:

Share Class	Rate
Class A(1)	0.30% of each Fund's average daily net assets attributable to Class A shares

Class B	0.50% of each Fund's average daily net assets attributable to Class B shares

Class C(1)	1.00% of each Fund's average daily net assets attributable to Class C shares

Class Z(2)	None

(1)  With respect to the State Funds, the Distributor has contractually agreed until August 31, 2006 to reduce its distribution and service (12b-1) fees for Class A and Class C shares of each State Fund to 0.25% and 0.75%, respectively, of the average daily net assets attributable to Class A shares and Class C shares of each State Fund. With respect to Dryden National Fund, the Distributor has contractually agreed until December 31, 2006 to reduce its distribution and service (12b-1) fees for Class A and Class C shares of Dryden National Fund to 0.25% and 0.75%, respectively, of the average daily net assets attributable to Class A shares and Class C shares of Dryden National Fund. Without such contractual fee waivers, the 12b-1 fees for Class A shares of each Fund would be 0.30% and the 12b-1 fees for Class C shares of each Fund would be 1.00%.

(2) Class Z shares are not subject to any distribution or service fees.

Because these fees are paid out of each Fund's assets on an ongoing basis, these fees may, over time, increase the cost of an investment in that Fund and may be more costly than other types of sales charges.

Valuation

In connection with each reorganization, each whole and fractional share of each class of a Fund will be exchanged for whole or fractional shares of equal dollar value of the corresponding class of Dryden National Fund. The share value of a mutual fund – known as the net asset value per share or NAV – is determined by a simple calculation: it is the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of fund XYZ owned by shareholders, the price of one share of the fund – or the NAV – is $10 ($1,000 divided by 100).

Each Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the relevant Board of Trustees/Directors. A Fund also may use fair value pricing if it determines that the market quotation is not reliably based, among other things, on events or market conditions that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. A Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Manager (or subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Fund uses to determine its NAV may differ from the security's quoted or published price. If a Fund needs to implement fair value pricing after the NAV publishing deadline, but before shares of a Fund are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Fund's NAV, the Fund's futures contracts will be valued at the last sale or bid price prior to the close of trading on the New York Stock Exchange (NYSE) that day. Except when a Fund fair values securities, each foreign security held by a Fund is normally valued as of the close of the security's primary market. Fair value pricing procedures are designed to result in prices for a Fund's securities and its net asset value that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.

Each Fund's NAV is determined once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. On days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, the Funds will not price, and you will not be able to purchase, redeem or exchange a Fund's shares even though the value of these securities may have changed. Conversely, each Fund will ordinarily price its shares, and you may purchase, redeem or exchange shares on days that the NYSE is open but foreign securities markets are closed. On days when there are no orders to purchase, sell or exchange the Fund's shares, or when changes in the value of the Fund's portfolio do not materially affect its NAV, the Funds' NAVs may not be determined.

Most national newspapers report the NAVs of larger mutual funds, allowing investors to check the prices of those funds daily.

Although the legal rights of each class of shares of each Fund are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. NAV is calculated separately for each class of each Fund. The NAVs of Class B and Class C shares of each Fund shares will generally be lower than the NAV of Class A shares of each Fund as a result of the larger distribution and service related fees to which Class B and Class C shares are subject. It is expected, however, that the NAV of each Fund's share classes will tend to converge immediately after the recording of dividends, if any, that will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

Frequent Purchases and Redemptions of Fund Shares

Each Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of a Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, a Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so a Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, if a Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit Fund share prices that may be based on closing prices of foreign securities established some time before each Fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.

The Boards of Trustees/Directors of Dryden Municipal Fund and Dryden National Fund have adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, each Fund's transfer agent monitors trading activity on a daily basis. Each Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into such Fund and then sell those shares within a specified period of time (a round-trip transaction) as established by such Fund's CCO. The CCO is authorized to set and modify the parameters at any time as required to prevent the adverse impact of frequent trading on Fund shareholders. The CCO has defined frequent trading as one or more round-trip transactions in shares of a Fund within a 30-day period. A second round-trip within 60 days will begin a warning period that will remain in effect for 90 days. If additional purchase activity is initiated during the warning period, the purchase activity will be cancelled. In addition, if two round-trips have already been completed within the past 90 days, a trading suspension will be placed on the account that remains in effect for 90 days. Exceptions to the trading policy will not normally be granted.

Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into each Fund by a shareholder who has violated this policy. Moreover, each Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in a Fund. The transfer agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into a Fund is rejected or cancelled for violations of the trading policy, the shareholder will receive a return of the purchase amount.

If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements (Intermediaries), Intermediaries maintain the individual beneficial owner records and submit to each Fund only aggregate orders combining the transactions of many beneficial owners. Each Fund itself generally cannot monitor trading by particular beneficial owners. Each Fund communicates to Intermediaries in writing that it expects the Intermediaries to handle orders on transfers by beneficial owners consistently with each Fund's policies as set forth in each Fund's prospectus and SAI on transfers by beneficial owners. Omnibus accounts and Intermediaries are treated uniformly with respect to these policies. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in each Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted.

The transfer agent also reviews the aggregate net flows in excess of $1 million. In those cases, the trade detail is reviewed to determine if any of the activity relates to previously identified policy offenders. In cases of omnibus orders, the Intermediary may be contacted by the transfer agent to obtain additional information. The transfer agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to previously identified policy offenders. In that case, the shareholder will receive a return of the purchase amount. Where appropriate, the transfer agent may request that the Intermediary block a financial adviser or client from accessing each Fund. If necessary, each Fund may be removed from a particular Intermediary's platform.

Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of each Fund to prevent such trading, there is no guarantee that each Fund, the transfer agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. None of the Funds has any arrangements intended to permit trading of its shares in contravention of the policies described above.

Purchases, Redemptions, Exchanges, and Distributions

The purchase policies for each Fund are identical. The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% CDSC. The Class A CDSC is waived (i) for certain retirement and/or benefit plans, or (ii) if you purchase Class Z shares (see "Qualifying for Class Z Shares" in the Prospectus for Dryden National Fund, as amended and supplemented to date) within 5 days of redemption of your Class A shares that you had purchased directly through a Fund's transfer agent, we will credit your account with the appropriate number of shares to reflect any CDSC you paid on the reinvested portion of your redemption proceeds. Class B shares are sold at NAV per share without an initial sales charge. However, if Class B shares are redeemed within seven years of their purchase, a CDSC will be deducted from the redemption proceeds. Class C shares are sold at NAV per share without an initial sales charge. In addition, if Class C shares are redeemed within 12 calendar months of their purchase, a CDSC of 1% will be deducted from the redemption proceeds.

The redemption policies for each Fund are identical. Your shares will be sold at the next NAV per share determined after your order to sell is received, less any applicable CDSC imposed and less such redemption fee or deferred sales charges as may be set by the Boards of Trustees/Directors of Dryden Municipal Fund or Dryden National Fund, as applicable, from time to time. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date. Refer to each Fund's prospectus for more information regarding how to sell shares. In addition, it is expected that each State Fund that participates in a Reorganization will be closed to new purchases during the relevant 30-day period.

In order to offset the disproportionate effect (in basis points) of expenses associated with servicing small balance accounts, beginning on or about November 17, 2006, if the value of your account is less than $2,500, a $15 annual small balance account fee will be deducted from your account. Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (v) Automatic Investment Plan ("AIP") accounts or employee savings plan accounts, (vi) accounts with the same registration associated with multiple share classes within the Fund, or (vii) clients with assets more than $50,000 across the Strategic Partners and JennisonDryden families of mutual funds. "Client" for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors. For more information, see "Reducing or Waiving Class A's Initial Sales Charge" in the Prospectus for Dryden National Fund, as amended and supplemented to date.

Shares of each Fund may be exchanged for shares of the same class of other funds in the mutual fund complex, including those of the other Funds, at NAV per share at the time of exchange without a sales charge. If you exchange such shares for the same class of shares of another fund, any applicable CDSC and the date for automatic conversion of Class B to Class A shares will be calculated based on the date on which you acquired the original shares. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time the shares were held in a money market fund. The terms of any exchange privilege may be changed after giving you 60 days' notice. Exchanges of shares involve redemption of the shares of the Fund you own and a purchase of shares of another fund. Shares are normally redeemed and purchased in the exchange transaction on the business day on which the transfer agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

You may exchange your Fund shares for shares of any other fund without a sales charge. If you exchange such shares for shares of another fund or if you receive Dryden National Fund shares in exchange for State Fund shares pursuant to the Plan, any applicable CDSC and the date for automatic conversion of Class B shares to Class A shares will be calculated based on the date on which you acquired the original shares. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time the shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice.

Frequent trading of Fund shares in response to short-term fluctuations in the market – also known as "market timing" – may make it very difficult to manage a Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash a Fund will have to invest. When, in the opinion of PI, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based on dollar amount, volume, or frequency of trading. A Fund will notify a market timer of a rejection of an exchange or purchase order. No assurance can be given that a Fund's procedures will be effective in limiting the practice of market timing in all cases.

Each Fund will distribute substantially all of its income and capital gains to shareholders each year. Each Fund will declare dividends, if any, annually.

FEES AND EXPENSES

The following fee tables provide information about the fees and expenses attributable to each class of shares of each State Fund and Dryden National Fund, and, assuming one or all of the Reorganization had taken place on February 28, 2006, the estimated pro forma annualized fees and expenses attributable to Dryden National Fund. Future fees and expenses may be greater or less than those indicated below. The holding period for shares held by investors in the State Funds will be counted in computing the holding period of shares subsequently held in Dryden National Fund for purposes of determining any applicable CDSCs.

Shareholder Fees and Operating Expenses****

Dryden Florida Fund

Class A Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.30%[3]	.30%[4]	.30%[4]	.30%[4]
+ Other expenses	.46%	.13%	.14%	.14%
= Total annual Fund operating expenses	1.26%	.92%	.92%	.91%
– Fee waiver or expense reimbursement	.05%[3]	.05%[4]	.05%[4]	.05%[4]
= Net annual Fund operating expenses	1.21%	.87%	.87%	.86%

Class B Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	5.00%[5]	5.00%[5]	5.00%[5]	5.00%[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.50%	.50%	.50%	.50%
+ Other expenses	.46%	.13%	.14%	.14%
= Total annual Fund operating expenses	1.46%	1.12%	1.12%	1.11%
– Fee waiver or expense reimbursement	None	None	None	None
= Net annual Fund operating expenses	1.46%	1.12%	1.12%	1.11%

Class C Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	1.00%[3]	1.00%[4]	1.00%[4]	1.00%[4]
+ Other expenses	.46%	.13%	.14%	.14%
= Total annual Fund operating expenses	1.96%	1.62%	1.62%	1.61%
– Fee waiver or expense reimbursement	.25%[3]	.25%[4]	.25%[4]	.25%[4]
= Net annual Fund operating expenses	1.71%	1.37%	1.37%	1.36%

Class Z Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Florida Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	None	None	None	None
+ Other expenses	.46%	.13%	.14%	.14%
= Total annual Fund operating expenses	.96%	.62%	.62%	.61%
– Fee waiver or expense reimbursement	None	None	None	None
= Net annual Fund operating expenses	.96%	.62%	.62%	.61%

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Beginning on or about November 17, 2006, if the value of your account is less than $2,500, the applicable Fund will deduct a $15 annual small balance account fee from your account. Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) AIP accounts or employee savings plan accounts.

***   For Dryden Florida Fund, the management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. For Dryden National Fund and the pro forma Dryden National Fund, the management fee paid to PI is accrued daily and payable monthly, at annual rates of 0.50% of the Fund's average daily net assets to $250 million, 0.475% of the Fund's average daily net assets from $250 million to $500 million, 0.45% of the Fund's average daily net assets from $500 to $1 billion, 0.425% of the Fund's average daily net assets from $1 billion to $1.25 billion, 0.40% of the Fund's average daily net assets from $1.25 billion to $1.5 billion, and 0.375% of the Fund's average daily net assets in excess of $1.5 billion.

****   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

1   Your broker may charge you a separate or additional fee for purchases and sales of shares.

2   Investors who purchase $1 million or more of Class A shares are not subject to an initial sales charge but are subject to a CDSC of 1% if they sell these shares within 12 months of purchase (except for purchases by certain retirement and/or benefit plans affiliated with Prudential Financial).

3   For the fiscal year ending August 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden Florida Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden Florida Fund, respectively.

4   For the fiscal year ending December 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden National Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden National Fund, respectively.

5   The CDSC for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares approximately seven years after purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

6   The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

Expense Examples**

These examples are intended to help you compare the cost of investing in each Fund before the Reorganization with the cost of investing in Dryden National Fund after completion of one or all of the Reorganizations. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect during the one year period. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The information in the ten years column reflects such conversion.

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$518	$779	$1,059	$1,857
Dryden National Fund	485	677	884	1,482
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	485	677	884	1,482
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$649	$762	$897	$1,667
Dryden National Fund	614	656	717	1,281
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	614	656	717	1,281
Pro Forma Dryden National Fund* (After All Four Reorganizations)	613	653	712	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$274	$591	$1,034	$2,265
Dryden National Fund	239	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	239	487	858	1,901
Pro Forma Dryden National Fund* (After All Four Reorganizations)	238	484	853	1,890

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$98	$306	$531	$1,178
Dryden National Fund	63	199	346	774
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	63	199	346	774
Pro Forma Dryden National Fund* (After All Four Reorganizations)	62	195	340	762

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$518	$779	$1,059	$1,857
Dryden National Fund	485	677	884	1,492
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	485	677	884	1,482
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$149	$462	$797	$1,667
Dryden National Fund	114	356	617	1,281
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	114	356	617	1,281
Pro Forma Dryden National Fund* (After All Four Reorganizations)	113	353	612	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$174	$591	$1,034	$2,265
Dryden National Fund	139	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	139	487	858	1,901
Pro Forma Dryden National Fund* (After All Four Reorganizations)	138	484	853	1,890

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Florida Fund	$98	$306	$531	$1,178
Dryden National Fund	63	199	346	774
Pro Forma Dryden National Fund* (After Dryden Florida Fund Reorganization only)	63	199	346	774
Pro Forma Dryden National Fund* (After All Four Reorganizations)	62	195	340	762

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Shareholder Fees and Operating Expenses****

Dryden New Jersey Fund

Class A Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.30%[3]	.30%[4]	.30%[4]	.30%[4]
+ Other expenses	.26%	.13%	.13%	.14%
= Total annual Fund operating expenses	1.06%	.92%	.91%	.91%
– Fee waiver or expense reimbursement	.05%[3]	.05%[4]	.05%[4]	.05%[4]
= Net annual Fund operating expenses	1.01%	.87%	.86%	.86%

Class B Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	5.00%[5]	5.00%[5]	5.00%[5]	5.00%[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.50%	.50%	.50%	.50%
+ Other expenses	.26%	.13%	.13%	.14%
= Total annual Fund operating expenses	1.26%	1.12%	1.11%	1.11%
– Fee waiver or expense reimbursement	None	None	None	None
= Net annual Fund operating expenses	1.26%	1.12%	1.11%	1.11%

Class C Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	1.00%[3]	1.00%[4]	1.00%[4]	1.00%[4]
+ Other expenses	.26%	.13%	.13%	.14%
= Total annual Fund operating expenses	1.76%	1.62%	1.61%	1.61%
– Fee waiver or expense reimbursement	.25%[3]	.25%[4]	.25%[4]	.25%[4]
= Net annual Fund operating expenses	1.51%	1.37%	1.36%	1.36%

Class Z Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	None	None	None	None
+ Other expenses	.26%	.13%	.13%	.14%
= Total annual Fund operating expenses	.76%	.62%	.61%	.61%
– Fee waiver or expense reimbursement	None	None	None	None
= Net annual Fund operating expenses	.76%	.62%	.61%	.61%

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Beginning on or about November 17, 2006, if the value of your account is less than $2,500, the applicable Fund will deduct a $15 annual small balance account fee from your account. Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) AIP accounts or employee savings plan accounts.

***   For Dryden New Jersey Fund, the management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets to $1 billion and 0.45% of the Fund's average daily net assets in excess of $1 billion. For Dryden National Fund and the pro forma Dryden National Fund, the management fee paid to PI is accrued daily and payable monthly, at annual rates of 0.50% of the Fund's average daily net assets to $250 million, 0.475% of the Fund's average daily net assets from $250 million to $500 million, 0.45% of the Fund's average daily net assets from $500 to $1 billion, 0.425% of the Fund's average daily net assets from $1 billion to $1.25 billion, 0.40% of the Fund's average daily net assets from $1.25 billion to $1.5 billion, and 0.375% of the Fund's average daily net assets in excess of $1.5 billion.

****   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

1   Your broker may charge you a separate or additional fee for purchases and sales of shares.

2   Investors who purchase $1 million or more of Class A shares are not subject to an initial sales charge but are subject to a CDSC of 1% if they sell these shares within 12 months of purchase (except for purchases by certain retirement and/or benefit plans affiliated with Prudential Financial).

3   For the fiscal year ending August 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden New Jersey Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden New Jersey Fund, respectively.

4   For the fiscal year ending December 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden National Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden National Fund, respectively.

5   The CDSC for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares approximately seven years after purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

6   The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

Expense Examples**

These examples are intended to help you compare the cost of investing in each Fund before the Reorganization with the cost of investing in Dryden National Fund after completion of one or all of the Reorganizations. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect during the one year period. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The information in the ten years column reflects such conversion.

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$499	$719	$957	$1,638
Dryden National Fund	485	677	884	1,482
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	484	674	879	1,470
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$628	$700	$792	$1,442
Dryden National Fund	614	656	717	1,281
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	613	653	712	1,270
Pro Forma Dryden National Fund* (After All Four Reorganizations)	613	653	712	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$254	$530	$931	$2,053
Dryden National Fund	239	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	238	484	853	1,890
Pro Forma Dryden National Fund* (After All Four Reorganizations)	238	484	853	1,890

*  Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$78	$243	$422	$942
Dryden National Fund	63	199	346	774
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	62	195	340	762
Pro Forma Dryden National Fund* (After All Four Reorganizations)	62	195	340	762

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$499	$719	$957	$1,638
Dryden National Fund	485	677	884	1,492
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	484	674	879	1,470
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*  Assuming the Reorganization(s) had taken place on February 28, 2006.

** Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$128	$400	$692	$1,442
Dryden National Fund	114	356	617	1,281
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	113	353	612	1,270
Pro Forma Dryden National Fund* (After All Four Reorganizations)	113	353	612	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$154	$530	$931	$2,053
Dryden National Fund	139	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	138	484	853	1,890
Pro Forma Dryden National Fund* (After All Four Reorganizations)	138	484	853	1,890

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New Jersey Fund	$78	$243	$422	$942
Dryden National Fund	63	199	346	774
Pro Forma Dryden National Fund* (After Dryden New Jersey Fund Reorganization only)	62	195	340	762
Pro Forma Dryden National Fund* (After All Four Reorganizations)	62	195	340	762

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Shareholder Fees and Operating Expenses****

Dryden New York Fund

Class A Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.30%[3]	.30%[4]	.30%[4]	.30%[4]
+ Other expenses	.20%	.13%	.12%	.14%
= Total annual Fund operating expenses	1.00%	.92%	.90%	.91%
– Fee waiver or expense reimbursement	.05%[3]	.05%[4]	.05%[4]	.05%[4]
= Net annual Fund operating expenses	.95%	.87%	.85%	.86%

Class B Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	5.00%[5]	5.00%[5]	5.00%[5]	5.00%[5]
Maximum sales charge (load) imposed on reinvested dividend and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.50%	.50%	.50%	.50%
+ Other expenses	.20%	.13%	.12%	.14%
= Total annual Fund operating expenses	1.20%	1.12%	1.10%	1.11%
– Fee waiver or expense reimbursement	None	None	None	None
= Net annual Fund operating expenses	1.20%	1.12%	1.10%	1.11%

Class C Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Maximum sales charge (load) imposed on reinvested dividend and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	1.00%[3]	1.00%[4]	1.00%[4]	1.00%[4]
+ Other expenses	.20%	.13%	.12%	.14%
= Total annual Fund operating expenses	1.70%	1.62%	1.60%	1.61%
– Fee waiver or expense reimbursement	.25%[3]	.25%[4]	.25%[4]	.25%[4]
= Net annual Fund operating expenses	1.45%	1.37%	1.35%	1.36%

Class Z Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividend and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden New York Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden New York Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	None	None	None	None
+ Other expenses	.20%	.13%	.12%	.14%
= Total annual Fund operating expenses	.70%	.62%	.60%	.61%
– Fee waiver or expense reimbursement	None	None	None	None
= Net annual Fund operating expenses	.70%	.62%	.60%	.61%

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Beginning on or about November 17, 2006, if the value of your account is less than $2,500, the applicable Fund will deduct a $15 annual small balance account fee from your account. Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) AIP accounts or employee savings plan accounts.

***   For Dryden New York Fund, the management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets to $1 billion and 0.45% of the Fund's average daily net assets in excess of $1 billion. For Dryden National Fund and the pro forma Dryden National Fund, the management fee paid to PI is accrued daily and payable monthly, at annual rates of 0.50% of the Fund's average daily net assets to $250 million, 0.475% of the Fund's average daily net assets from $250 million to $500 million, 0.45% of the Fund's average daily net assets from $500 to $1 billion, 0.425% of the Fund's average daily net assets from $1 billion to $1.25 billion, 0.40% of the Fund's average daily net assets from $1.25 billion to $1.5 billion, and 0.375% of the Fund's average daily net assets in excess of $1.5 billion.

**** Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

1   Your broker may charge you a separate or additional fee for purchases and sales of shares.

2   Investors who purchase $1 million or more of Class A shares are not subject to an initial sales charge but are subject to a CDSC of 1% if they sell these shares within 12 months of purchase (except for purchases by certain retirement and/or benefit plans affiliated with Prudential Financial).

3   For the fiscal year ending August 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden New York Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden New York Fund, respectively.

4   For the fiscal year ending December 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden National Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden National Fund, respectively.

5   The CDSC for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares approximately seven years after purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

6   The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

Expense Examples**

These examples are intended to help you compare the cost of investing in each Fund before the Reorganization with the cost of investing in Dryden National Fund after completion of one or all of the Reorganizations. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect during the one year period. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The information in the ten years column reflects such conversion.

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$493	$701	$926	$1,571
Dryden National Fund	485	677	884	1,482
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	483	671	874	1,459
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$622	$681	$760	$1,373
Dryden National Fund	614	656	717	1,281
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	612	650	706	1,258
Pro Forma Dryden National Fund* (After All Four Reorganizations)	613	653	712	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$248	$511	$900	$1,988
Dryden National Fund	239	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	237	481	847	1,879
Pro Forma Dryden National Fund* (After All Four Reorganizations)	238	484	853	1,890

*  Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$72	$224	$390	$871
Dryden National Fund	63	199	346	774
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	61	192	335	750
Pro Forma Dryden National Fund* (After All Four Reorganizations)	62	195	340	762

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$493	$701	$926	$1,571
Dryden National Fund	485	677	884	1,492
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	483	671	874	1,459
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*   Assuming the Reorganization(s) had taken place on February 28, 2006

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$122	$381	$660	$1,373
Dryden National Fund	114	356	617	1,281
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	112	350	606	1,258
Pro Forma Dryden National Fund* (After All Four Reorganizations)	113	353	612	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$148	$511	$900	$1,988
Dryden National Fund	139	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	137	481	847	1,879
Pro Forma Dryden National Fund* (After All Four Reorganizations)	138	484	853	1,890

**   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
Dryden New York Fund	$72	$224	$390	$871
Dryden National Fund	63	199	346	774
Pro Forma Dryden National Fund* (After Dryden New York Fund Reorganization only)	61	192	335	750
Pro Forma Dryden National Fund* (After All Four Reorganizations)	62	195	340	762

**   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Shareholder Fees and Operating Expenses****

Dryden Pennsylvania Fund

Class A Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.30%[3]	.30%[4]	.30%[4]	.30%[4]
+ Other expenses	.25%	.13%	.13%	.14%
= Total annual Fund operating expenses	1.05%	.92%	.91%	.91%
– Fee waiver or expense reimbursement	.05%[3]	.05%[4]	.05%[4]	.05%[4]
= Net annual Fund operating expenses	1.00%	.87%	.86%	.86%

Class B Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	5.00%[5]	5.00%[5]	5.00%[5]	5.00%[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	.50%	.50%	.50%	.50%
+ Other expenses	.25%	.13%	.13%	.14%
= Total annual Fund operating expenses	1.25%	1.12%	1.11%	1.11%
– Fee waiver or expense reimbursement	None	None	None	None
= Net annual Fund operating expenses	1.25%	1.12%	1.11%	1.11%

Class C Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Small balance account fee beginning on or about November 17, 2006**	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	.50%	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	1.00%[3]	1.00%[4]	1.00%[4]	1.00%[4]
+ Other expenses	.25%	.13%	.13%	.14%
= Total annual Fund operating expenses	1.75%	1.62%	1.61%	1.61%
– Fee waiver or expense reimbursement	.25%[3]	.25%[4]	.25%[4]	.25%[4]
= Net annual Fund operating expenses	1.50%	1.37%	1.36%	1.36%

Class Z Shares (for the twelve months ended February 28, 2006)

Shareholder Fees1 (fees paid directly from your investment)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	N/A	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	N/A	None	None	None
Redemption fee	N/A	None	None	None
Exchange fee	N/A	None	None	None
Small balance account fee beginning on or about November 17, 2006**	N/A	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization*	Pro Forma Dryden National Fund After All Reorganizations*
Management fees***	N/A	.49%	.48%	.47%
+ Distribution and service (12b-1) fees	N/A	None	None	None
+ Other expenses	N/A	.13%	.13%	.14%
= Total annual Fund operating expenses	N/A	.62%	.61%	.61%
– Fee waiver or expense reimbursement	N/A	None	None	None
= Net annual Fund operating expenses	N/A	.62%	.61%	.61%

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Beginning on or about November 17, 2006, if the value of your account is less than $2,500, the applicable Fund will deduct a $15 annual small balance account fee from your account. Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) AIP accounts or employee savings plan accounts.

***   For Dryden Pennsylvania Fund, the management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets to $1 billion and 0.45% of the Fund's average daily net assets in excess of $1 billion. For Dryden National Fund and the pro forma Dryden National Fund, the management fee paid to PI is accrued daily and payable monthly, at annual rates of 0.50% of the Fund's average daily net assets to $250 million, 0.475% of the Fund's average daily net assets from $250 million to $500 million, 0.45% of the Fund's average daily net assets from $500 to $1 billion, 0.425% of the Fund's average daily net assets from $1 billion to $1.25 billion, 0.40% of the Fund's average daily net assets from $1.25 billion to $1.5 billion, and 0.375% of the Fund's average daily net assets in excess of $1.5 billion.

****   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

1   Your broker may charge you a separate or additional fee for purchases and sales of shares.

2   Investors who purchase $1 million or more of Class A shares are not subject to an initial sales charge but are subject to a CDSC of 1% if they sell these shares within 12 months of purchase (except for purchases by certain retirement and/or benefit plans affiliated with Prudential Financial).

3   For the fiscal year ending August 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden Pennsylvania Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden Pennsylvania Fund, respectively.

4   For the fiscal year ending December 31, 2006, the Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A and Class C shares of the Dryden National Fund to .25 of 1% and .75 of 1% of the average daily net assets of Class A and Class C shares of the Dryden National Fund, respectively.

5   The CDSC for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares approximately seven years after purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

6   The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. In the event the required shareholder approval of a Reorganization is received, all applicable CDSCs will be waived for all sales of shares of the relevant State Fund that take place during a specified 30-day period between the receipt of such required shareholder approval and the completion of the relevant Reorganization. State Fund shareholders will receive more information about these 30-day waiver periods at a later date.

Expense Examples**

These examples are intended to help you compare the cost of investing in each Fund before the Reorganization with the cost of investing in Dryden National Fund after completion of one or all of the Reorganizations. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect during the one year period. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The information in the ten years column reflects such conversion.

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Pennsylvania Fund	$498	$716	$952	$1,627
Dryden National Fund	485	677	884	1,482
Pro Forma Dryden National Fund* (After Dryden Pennsylvania Fund Reorganization only)	484	674	879	1,470
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Pennsylvania Fund	$627	$697	$786	$1,430
Dryden National Fund	614	656	717	1,281
Pro Forma Dryden National Fund* (After Dryden Pennsylvania Fund Reorganization only)	613	653	712	1,270
Pro Forma Dryden National Fund* (After All Four Reorganizations)	613	653	712	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Pennsylvania Fund	$253	$527	$926	$2,042
Dryden National Fund	239	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden Pennsylvania Fund Reorganization only)	238	484	853	1,890
Pro Forma Dryden National Fund* (After All Four Reorganizations)	238	484	853	1,890

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Pennsylvania Fund	$498	$716	$952	$1,627
Dryden National Fund	485	677	884	1,492
Pro Forma Dryden National Fund* (After Dryden Pennsylvania Fund Reorganization only)	484	674	879	1,470
Pro Forma Dryden National Fund* (After All Four Reorganizations)	484	674	879	1,470

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Pennsylvania Fund	$127	$397	$686	$1,430
Dryden National Fund	114	356	617	1,281
Pro Forma Dryden National Fund* (After Dryden Pennsylvania Fund Reorganization only)	113	353	612	1,270
Pro Forma Dryden National Fund* (After All Four Reorganizations)	113	353	612	1,270

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Dryden Pennsylvania Fund	$153	$527	$926	$2,042
Dryden National Fund	139	487	858	1,901
Pro Forma Dryden National Fund* (After Dryden Pennsylvania Fund Reorganization only)	138	484	853	1,890
Pro Forma Dryden National Fund* (After All Four Reorganizations)	138	484	853	1,890

*   Assuming the Reorganization(s) had taken place on February 28, 2006.

**   Because completion of any one Reorganization is not dependent upon completion of any or all of the other three Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented above. There is no material difference in the pro forma financial results for the Reorganizations presented above and such additional combinations of Reorganizations.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Performance of the Funds

A number of factors – including risk – can affect how each Fund performs. The following bar charts show the performance of the Class A shares of Dryden Florida Fund and the Class B shares of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund (each being the initial class of the respective Fund prior to the multi-classing of such Fund) for each full calendar year of the respective Fund's operation. The first table below each bar chart shows each Fund's best and worst performance during the periods included in the bar chart. The second table shows the average annual total returns before taxes for each class of each Fund, as well as the average annual total returns after taxes on distributions and redemptions for Class A shares of Dryden Florida Fund and Class B shares of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund.

This information may help provide an indication of each Fund's risks by showing changes in performance from year to year and by comparing each Fund's performance with that of a broad-based securities index. The average annual total return figures reflect sales charges, the other figures do not, and would be lower if they did. Past performance, before and after taxes, does not mean that a Fund will achieve similar results in the future.

Dryden Florida Fund

Annual Returns* (Class A shares)

*  These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) and management fee waivers, the annual total returns would have been lower, too. The return of the Class A shares from January 1, 2006 to June 30, 2006 was 0.02%.

BEST QUARTER: 4.48% (3rd quarter of 2002) WORST QUARTER: –2.36% (2nd quarter of 2004)

Average Annual Total Returns1 (as of December 31, 2005)

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes
Class B shares	(3.07)%	3.93%	4.38%	5.07% (since 8-1-94)
Class C shares	0.59%	3.83%	4.12%	4.47% (since 7-26-93)
Class Z shares	2.34%	4.61%	N/A	5.02% (since 12-6-96)
Class A Shares
Return Before Taxes	(2.00)%	3.50%	4.26%	5.85% (since 12-28-90)
Return After Taxes on Distributions[2]	(2.14)%	3.27%	4.14%	5.69% (since 12-28-90)
Return After Taxes on Distributions and Sale of Fund Shares[2,3]	(0.04)%	3.49%	4.24%	5.70% (since 12-28-90)
Index and Average
Lehman Muni Bond Index[4]	3.51%	5.59%	5.71%	—
Lipper Average[5]	3.33%	4.67%	4.69%	—

1  The Fund's returns are after deduction of current sales charges and expenses. Without the management fee waiver for each class and the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares, respectively, the returns would have been lower. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3  The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

4  The Lehman Brothers Municipal Bond Index (Lehman Muni Bond Index) - an unmanaged index of over 39,000 investment-grade municipal bonds - gives a broad look at how investment-grade municipal bonds have performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, mutual fund operating expenses or taxes. The Lehman Muni Bond Index returns since the inception of each class are 6.74% for Class A, 6.24% for Class B, 5.88% for Class C and 5.75% for Class Z shares. Source: Lehman Brothers.

5  The Lipper Average is based on the average return of all mutual funds in the Lipper Florida Municipal Debt Funds Category. It reflects deductions for mutual fund operating expenses, but does not include the effect of sales charges or taxes. These returns would be lower if they included the effect of sales charges or taxes. Lipper returns since the inception of each class are 6.04% for Class A, 5.42% for Class B, 5.02% for Class C and 4.74% for Class Z shares. Source: Lipper Inc.

Dryden New Jersey Fund

Annual Return* (Class B shares)

*  These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver, the annual total returns would have been lower, too. The return of the Class B shares from January 1, 2006 to June 30, 2006 was –0.34%.

BEST QUARTER: 4.59% (4th quarter of 2000) WORST QUARTER: –2.70% (2nd quarter of 2004)

Average Annual Total Returns1 (as of December 31, 2005)

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes
Class A shares	(1.46)%	3.86%	4.34%	5.90% (since 1-22-90)
Class C shares	1.16%	4.21%	4.21%	4.78% (since 8-1-94)
Class Z shares	2.91%	4.99%	N/A	5.29% (since 12-6-96)
Class B Shares
Return Before Taxes	(2.51)%	4.30%	4.47%	6.18% (since 3-4-88)
Return After Taxes on Distributions[2]	(2.63)%	4.17%	4.32%	6.01% (since 3-4-88)
Return After Taxes on Distributions and Sale of Fund Shares[2,3]	(0.23)%	4.24%	4.39%	5.99% (since 3-4-88)
Index and Average
Lehman Muni Bond Index[4]	3.51%	5.59%	5.71%	—
Lipper Average[5]	3.25%	4.78%	4.77%	—

1  The Fund's returns are after deduction of current sales charges and expenses. Without the management fee waiver for each class and the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares, respectively, the returns would have been lower. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3  The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

4  The Lehman Brothers Municipal Bond Index (Lehman Muni Bond Index) - an unmanaged index of over 39,000 investment-grade municipal bonds - gives a broad look at how investment-grade municipal bonds have performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, mutual fund operating expenses or taxes. The Lehman Muni Bond Index returns since the inception of each class are 6.84% for Class A, 6.98% for Class B, 6.24% for Class C and 5.75% for Class Z shares. Source: Lehman Brothers.

5  The Lipper Average is based on the average return of all mutual funds in the Lipper New Jersey Municipal Debt Funds Category. It reflects deductions for mutual fund operating expenses, but does not include the effect of sales charges or taxes. These returns would be lower if they included the effect of sales charges or taxes. Lipper returns since the inception of each class are 6.30% for Class A, 6.53% for Class B, 5.34% for Class C and 4.77% for Class Z shares. Source: Lipper Inc.

Dryden New York Fund

Annual Returns* (Class B shares)

*  These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver, the annual total returns would have been lower, too. The return of the Class B shares from January 1, 2006 to June 30, 2006 was –0.24%.

BEST QUARTER: 4.99% (3rd quarter of 2002) WORST QUARTER: –2.80% (1st quarter of 1996)

Average Annual Total Returns1 (as of December 31, 2005)

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes
Class A shares	(2.04)%	3.56%	4.30%	5.90% (since 1-22-90)
Class C shares	0.57%	3.91%	4.17%	4.80% (since 8-1-94)
Class Z shares	2.30%	4.69%	N/A	5.19% (since 12-6-96)
Class B Shares
Return Before Taxes	(3.05)%	4.01%	4.43%	6.75% (since 9-13-84)
Return After Taxes on Distributions[2]	(3.28)%	3.74%	4.20%	6.57% (since 9-13-84)
Return After Taxes on Distributions and Sale of Fund Shares[2,3]	(0.49)%	3.92%	4.31%	6.55% (since 9-13-84)
Index and Average
Lehman Muni Bond Index[4]	3.51%	5.59%	5.71%	—
Lipper Average[5]	3.07%	4.77%	4.83%	—

1  The Fund's returns are after deduction of current sales charges and expenses. Without the management fee waiver for each class and the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns would have been lower. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3  The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

4  The Lehman Brothers Municipal Bond Index (Lehman Muni Bond Index) - an unmanaged index of over 39,000 investment-grade municipal bonds - gives a broad look at how investment-grade municipal bonds have performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, mutual fund operating expenses or taxes. The Lehman Muni Bond Index returns since the inception of each class are 6.84% for Class A, 8.10% for Class B, 6.24% for Class C and 5.75% for Class Z shares. Source: Lehman Brothers.

5  The Lipper Average is based on the average return of all mutual funds in the Lipper New York Municipal Debt Funds Category. It reflects deductions for mutual fund operating expenses, but does not include the effect of sales charges or taxes. These returns would be lower if they included the effect of sales charges or taxes. Lipper returns since the inception of each class are 6.25% for Class A, 7.48% for Class B, 5.45% for Class C and 4.90% for Class Z shares. Source: Lipper Inc.

Dryden Pennsylvania Fund

Annual Returns* (Class B shares)

*  These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver, the annual total returns would have been lower, too. The return of the Class B shares from January 1, 2006 to June 30, 2006 was –0.36%.

BEST QUARTER: 4.74% (3rd quarter of 2002) WORST QUARTER: –2.37% (2nd quarter of 2004)

Average Annual Total Returns1 (as of December 31, 2005)

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes
Class A shares	(1.82)%	3.90%	4.27%	5.75% (since 1-22-90)
Class C shares	0.78%	4.23%	4.13%	4.68% (since 8-1-94)
Class B Shares
Return Before Taxes	(2.90)%	4.32%	4.39%	5.77% (since 4-3-87)
Return After Taxes on Distributions[2]	(2.97)%	4.12%	4.23%	5.66% (since 4-3-87)
Return After Taxes on Distributions and Sale of Fund Shares[2,3]	(0.62)%	4.22%	4.33%	5.67% (since 4-3-87)
Index and Average
Lehman Muni Bond Index[4]	3.51%	5.59%	5.71%	—
Lipper Average[5]	3.11%	4.83%	4.68%	—

1  The Fund's returns are after deduction of current sales charges and expenses. Without the management fee waiver for each class and the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns would have been lower. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3  The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

4  The Lehman Brothers Municipal Bond Index (Lehman Muni Bond Index) - an unmanaged index of over 39,000 investment-grade municipal bonds - gives a broad look at how investment-grade municipal bonds have performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, mutual fund operating expenses or taxes. The Lehman Muni Bond Index returns since the inception of each class are 6.84% for Class A, 6.83% for Class B and 6.24% for Class C shares. Source: Lehman Brothers.

5  The Lipper Average is based on the average return of all mutual funds in the Lipper Pennsylvania Municipal Debt Funds Category. It reflects deductions for mutual fund operating expenses, but does not include the effect of sales charges or taxes. These returns would be lower if they included the effect of sales charges or taxes. Lipper returns since the inception of each class are 6.26% for Class A, 6.14% for Class B and 5.29% for Class C shares. Source: Lipper Inc.

Dryden National Fund

Annual Returns* (Class B shares)

*  These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver, the annual total returns would have been lower, too. The return of the Class B shares from January 1, 2006 to June 30, 2006 was 0.16%.

BEST QUARTER: 4.99% (4th quarter of 2000) WORST QUARTER: –2.63% (1st quarter of 1996)

Average Annual Total Returns1 (as of December 31, 2005)

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes
Class A shares	(1.10)%	4.12%	4.55%	6.01% (since 1-22-90)
Class C shares	1.52%	4.45%	4.41%	4.98% (since 8-1-94)
Class Z shares	3.27%	5.23%	N/A	4.76% (since 1-22-99)
Class B Shares
Return Before Taxes	(2.16)%	4.55%	4.67%	7.39% (since 4-25-80)
Return After Taxes on Distributions[2]	(2.28)%	4.26%	4.49%	7.17% (since 4-25-80)
Return After Taxes on Distributions and Sale of Fund Shares[2,3]	(0.02)%	4.38%	4.56%	7.17% (since 4-25-80)
Index and Average
Lehman Muni Bond Index[4]	3.51%	5.59%	5.71%	—
Lipper Average[5]	3.00%	4.78%	4.74%	—

1  The Fund's returns are after deduction of current sales charges and expenses. Without the management fee waiver for each class and the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns would have been lower. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After completion of the Reorganizations, the value of the value of shares of Dryden National Fund will not be exempt from Florida intangible property taxes and dividend income received by shareholders of Dryden National Fund may not be exempt from New Jersey, New York, or Pennsylvania state or local income taxes. The loss of such state and local tax benefits may adversely affect current State Fund shareholders after the relevant Reorganization. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their

Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3  The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

4  The Lehman Brothers Municipal Bond Index (Lehman Muni Bond Index) – an unmanaged index of over 39,000 investment-grade municipal bonds – gives a broad look at how investment-grade municipal bonds have performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of sales charges, mutual fund operating expenses or taxes. The Lehman Muni Bond Index returns since the inception of each class are 6.84% for Class A, 7.95% for Class B, 6.24% for Class C and 5.19% for Class Z shares. Source: Lehman Brothers.

5  The Lipper Average is based on the average return of all mutual funds in the Lipper Municipal Debt Funds Category. It reflects deductions for mutual fund operating expenses, but does not include the effect of sales charges or taxes. These returns would be lower if they included the effect of sales charges or taxes. Lipper returns since the inception of each class are 6.29% for Class A, 7.78% for Class B, 5.36% for Class C and 4.12% for Class Z shares. Source: Lipper Inc.

REASONS FOR THE REORGANIZATIONS

The Board of Trustees of Dryden Municipal Fund and the Board of Directors of Dryden National Fund, including all of the trustees/directors who are not "interested persons" of Dryden Municipal Fund and Dryden National Fund (the "Independent Trustees"), has unanimously determined that the Reorganizations would be in the best interests of each of the State Funds and Dryden National Fund, and that the interests of the shareholders of each the State Funds and Dryden National Fund would not be diluted as a result of consummation of the Reorganizations.

At a board meeting held on June 8, 2006, the Investment Manager advised the trustees that, as of March 31, 2006, Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund had net assets of approximately $53 million, $133 million, $162 million, and $120 million, respectively, while Dryden National Fund had assets of approximately $492 million as of that date. Accordingly, by reorganizing the State Funds into Dryden National Fund, Fund shareholders would enjoy a greater asset base over which fund expenses may be spread.

The Investment Manager noted that the Funds have different investment objectives and that upon completion of the relevant Reorganization, State Fund shareholders would no longer own shares that enable such shareholders to receive certain state tax benefits. In recommending approval of the Plan to the trustees, the Investment Manager emphasized that: (i) Dryden National Fund had a significantly lower historical net annualized operating expense ratio than each State Fund; (ii) at current asset levels, the effective investment management fee rate for Dryden National Fund is lower than that of each State Fund; and (iii) the historical tax-adjusted and non-adjusted investment performance of Dryden National Fund generally has been stronger than that of each State Fund. In addition, the trustees considered the Investment Manager's expectation that if one or more of the Reorganizations were completed, State Fund shareholders, regardless of the class of shares they own, could be expected to realize a reduction in the net annual operating expense ratio paid on their investment as shareholders of Dryden National Fund, although no assurance can be given that such operational savings will be realized. The trustees also noted that: (i) all of the Funds seek to obtain current income that is exempt from federal income taxes; (ii) the Funds have substantially similar investment policies, restrictions, and styles; (iii) all applicable CDSCs will be waived for all sales of State Fund shares that take place during a specified 30-day period between final shareholder approval of a Reorganization and the completion thereof; and (iv) the investment portfolios of the State Funds generally are compatible with the investment portfolio and investment restrictions of Dryden National Fund. The trustees also considered that the costs of the Reorganizations will be borne by the State Funds.

The trustees, including a majority of the Independent Trustees, after considering the matter, unanimously concluded that the interests of State Fund shareholders or Dryden National Fund shareholders would not be diluted as a result of consummation of one or more of the Reorganizations and that, for the following reasons, consummation of each Reorganization is in the best interests of each State Fund and Dryden National Fund:

•  Although State Fund shareholders will not receive state tax benefits as shareholders of Dryden National Fund after completion of the relevant Reorganization, such shareholders will remain invested in a fund (i.e., Dryden National Fund) that seeks to obtain current income that is exempt from federal income taxes;

•  The Funds have substantially similar investment policies, restrictions, and styles;

•  At current asset levels, Dryden National Fund has a lower effective investment management fee rate than that of each State Fund;

•  State Fund shareholders are expected to realize significant reductions in net operating expense ratios as result of the consummation of one or more of the Reorganizations;

•  Each State Fund is significantly smaller than Dryden National Fund;

•  Dryden National Fund and the State Funds have the same subadviser and portfolio managers;

•  All applicable CDSCs will be waived for all sales of State Fund shares that take place during a specified 30-day period between final shareholder approval of a Reorganization and the completion thereof; and

•  Shareholders of each Fund could benefit from long-term economies of scale that may result from consummation of one or more of the Reorganizations.

The trustees also considered that, in the opinion of counsel, the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders of the relevant State Fund. The trustees were advised that State Fund shareholders would lose certain state tax benefits upon becoming Dryden National Fund shareholders in connection with the Reorganizations and that the fees and expenses associated with the Reorganizations would be borne by the State Funds as set forth above in the Prospectus/Proxy Statement.

For the reasons discussed above, the Board of Trustees of Dryden Municipal Fund unanimously approved the Plan and unanimously recommends that you vote FOR the Plan.

If shareholders of a State Fund do not approve the Plan, the Board of Trustees of Dryden Municipal Fund will consider other possible courses of action for the relevant State Fund, including, among others, consolidation of the relevant State Fund with one or more affiliated or unaffiliated funds other than Dryden National Fund, adding one or more new subadvisers to the relevant State Fund, or replacing PIM with one or more subadvisers. In the event that the shareholders of a State Fund do not approve the Plan, the Investment Manager also may consider recommending the liquidation of that State Fund. A liquidation of a State Fund would result in taxable gains or losses for most affected State Fund shareholders.

INFORMATION ABOUT THE REORGANIZATIONS

This is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Closing

If a State Fund's shareholders approve the Plan, the relevant Reorganization will take place after various conditions are satisfied by Dryden Municipal Fund, on behalf of the relevant State Fund, and Dryden National Fund, including the preparation of certain documents. Dryden Municipal Fund and Dryden National Fund will mutually determine a specific date for each Reorganization to take place. This is called the "closing date." It is expected that each State Fund participating in a Reorganization will be closed to new purchases during a 30-day period prior to the closing date. If shareholders of a State Fund do not approve the Plan, the Reorganization with respect to that Fund will not take place and the Board of Trustees of Dryden Municipal Fund will consider alternative courses of actions, as described above. Shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of any of the other three Reorganizations. In addition, completion of any one Reorganization is not contingent upon, and will not affect, completion of any of the other three Reorganizations.

If a State Fund's shareholders approve the Plan, Dryden Municipal Fund, on behalf of the relevant State Fund, will deliver to Dryden National Fund all of such State Fund's assets and Dryden National Fund will assume all of the liabilities of such State Fund on the closing date. Dryden National Fund will issue to Dryden Municipal Fund, for the benefit of the relevant State Fund, shares of Dryden National Fund of a value equal to the dollar value of the net assets delivered to Dryden National Fund. Dryden Municipal Fund will then distribute to the shareholders of record of the relevant State Fund as of the close of business on the closing date, Dryden National Fund shares in equivalent value and of equivalent class as such shareholder holds in the relevant State Fund. The relevant State Fund will be subsequently liquidated and terminated and Dryden National Fund will be the surviving fund. The stock transfer books of the relevant State Fund will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the relevant State Fund may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing date.

To the extent permitted by law, Dryden Municipal Fund and Dryden National Fund may amend the Plan without shareholder approval. Dryden Municipal Fund and Dryden National Fund may also agree to terminate and abandon one or more of the Reorganizations at any time before or, to the extent permitted by law, after the approval by shareholders of one or more of the State Funds.

Expenses Resulting from the Reorganizations

The expenses resulting from the proposed Reorganizations, including proxy solicitation costs, will be paid by the State Funds. In the event a Reorganization is consummated, the portfolio securities of the relevant State Fund will be transferred in-kind to Dryden National Fund. Accordingly, consummation of the relevant Reorganization will entail little or no expenses in connection with portfolio restructuring. The approximate aggregate estimated Reorganization costs attributable to each State Funds are as follows: (i) $241,500 for Dryden Florida Fund, including approximately $67,000 in estimated proxy solicitation costs; (ii) $260,000 for Dryden New Jersey Fund, including approximately $70,000 in estimated proxy solicitation costs; (iii) $270,500 for Dryden New York Fund, including approximately $70,000 in estimated proxy solicitation costs; and (iv) $270,500 for Dryden Pennsylvania Fund, including approximately $71,000 in estimated proxy solicitation costs. If for any reason a Reorganization is not consummated, the relevant State Fund will remain responsible for substantially all of the Reorganization-related fees and expenses.

Certain Adverse State Tax Consequences of the Reorganizations

As set forth above, the investment objectives of Dryden Florida Fund and Dryden National Fund are similar in that each fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how fund shares are treated for purposes of Florida intangible personal property taxes. The value of shares of Dryden National Fund is not exempt from Florida intangible property taxes. The investment objectives of Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund are similar in that each fund seeks current income that is exempt from federal income taxes; however, they differ with respect to how dividend income on fund shares is treated for New Jersey, New York, and Pennsylvania state income tax purposes. Dividend income received by shareholders of Dryden National Fund will not be exempt from New Jersey, New York, or Pennsylvania state or local income taxes. If the shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, or Dryden Pennsylvania Fund approve the Plan, such shareholders will become shareholders of Dryden National Fund. The loss of such state and local tax benefits may adversely affect current State Fund shareholders after the relevant Reorganization.

Certain Federal Tax Consequences of the Reorganizations

The consummation of each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code. It is a condition to the obligation of each of Dryden Municipal Fund and Dryden National Fund to complete each Reorganization that such funds will have received an opinion from Shearman & Sterling LLP, based upon representations made by such funds, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by Dryden National Fund of the assets of the State Fund in exchange solely for voting shares of Dryden National Fund and the assumption by Dryden National Fund of the liabilities, if any, of such State Fund, followed by the distribution of Dryden National Fund shares received by such State Fund pro rata to its shareholders, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and Dryden National Fund and such State Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

2.  The shareholders of such State Fund will not recognize a gain or loss upon the exchange of all of their shares of that State Fund solely for shares of Dryden National Fund, as described in this Prospectus/Proxy Statement and in the Plan;

3.  No gain or loss will be recognized by such State Fund upon the transfer of its assets to Dryden National Fund in exchange solely for voting shares of Dryden National Fund and the assumption by Dryden National Fund of the liabilities, if any, of that State Fund. In addition, no gain or loss will be recognized by such State Fund on the distribution of such shares to the shareholders of that State Fund (in liquidation of that State Fund);

4.  No gain or loss will be recognized by Dryden National Fund upon the acquisition of the assets of such State Fund in exchange solely for voting shares of Dryden National Fund and the assumption of the liabilities, if any, of such State Fund;

5.  Dryden National Fund's tax basis for the assets acquired from such State Fund will be the same as the tax basis of these assets when held by that State Fund immediately before the transfer, and the holding period of such assets acquired by Dryden National Fund will include the holding period of such assets when held by that State Fund;

6.  Such State Fund's shareholders' tax basis for the shares of Dryden National Fund received by them pursuant to the reorganization will be the same as their tax basis in such State Fund shares exchanged therefor; and

7.  The holding period of Dryden National Fund shares received by the shareholders of such State Fund will include the holding period of their State Fund shares exchanged therefor, provided such State Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel is not binding on the Internal Revenue Service, or the courts. If one or more of the Reorganizations are consummated but fail to qualify as a "reorganization" within the meaning of Section 368(a) of the Code, each such transaction would be treated as a taxable sale of assets by the relevant State Fund to Dryden National Fund followed by a taxable liquidation of the relevant State Fund, and the shareholders of the relevant State Fund would recognize taxable gains or losses equal to the difference between their adjusted tax basis in the shares of the relevant State Fund and the fair market value of the shares of Dryden National Fund received in exchange therefor.

In a tax-free reorganization, the acquiring fund generally succeeds to capital loss carryforwards of the target fund on the transfer date pursuant to Section 381 of the Code. There are several rules that may limit the ability of the acquiring fund to utilize the capital loss carryforwards of the target fund after the transfer date. Section 381 limits the amount of gain of the acquiring fund that can be offset by the capital loss carryforwards of the target fund in the first taxable year ending after the reorganization. A second rule (pursuant to Sections 382 and 383 of the Code) limits the amount of capital gain of the acquiring fund that may be offset annually by the capital loss carryforwards of the target fund (where, as in these reorganizations, the acquiring fund has greater equity value than the target funds), in general, to the value of the equity of the target funds immediately before the reorganization multiplied by the applicable long-term tax-exempt bond rate (as published by the IRS). Additional rules may apply, further limiting the utilization of the capital loss. Shareholders of a State Fund should consult their tax advisers regarding the tax consequences to them of a Reorganization in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of a Reorganization, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of a Reorganization.

Characteristics of Dryden Municipal Fund Shares and Dryden National Fund Shares

Dryden Municipal Fund was organized under the laws of Massachusetts as a business trust on May 18, 1984. It is registered with the SEC as an open-end management investment company. Dryden Municipal Fund is authorized to issue an unlimited number of full and fractional shares in separate series, currently designated as Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund. Each State Fund is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z (with the exception of Dryden Pennsylvania Fund, which does not have Class Z shares). Each class of shares represents an interest in the same assets of such series and is identical in all respects except that (1) each class is subject to different (or no) sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, and (4) only Class B shares have a conversion feature. Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with Dryden Municipal Fund's Declaration of Trust, the Board of Trustees of Dryden Municipal Fund authorize the creation of additional series and classes within a series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Trustees of Dryden Municipal Fund may determine.

Shares of Dryden Municipal Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of Dryden Municipal Fund under certain circumstances. Each share of each class of a series is equal as to earnings, assets and voting privileges, except as noted above, and each class (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of beneficial interest of each series is entitled to its portion of all of Dryden Municipal Fund's assets after all debt and expenses of Dryden Municipal Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees. Dryden Municipal Fund's shares do not have cumulative voting rights for the election of Trustees.

Dryden Municipal Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. Dryden Municipal Fund will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted upon by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of Dryden Municipal Fund's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business. Dryden Municipal Fund will render assistance to those shareholders who call such a meeting.

The Declaration of Trust and the By-Laws of Dryden Municipal Fund are designed to make Dryden Municipal Fund similar in certain respects to a Massachusetts business corporation. The principal distinction between a Massachusetts business trust and a Massachusetts business corporation relates to shareholder liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of Dryden Municipal Fund, which is not the case with a corporation. The Declaration of Trust of Dryden Municipal Fund provides that shareholders shall not be subject to any personal liability for the acts or obligations of Dryden Municipal Fund and that every written obligation, contract, instrument or undertaking made by Dryden Municipal Fund shall contain a provision to the effect that the shareholders are not individually bound thereunder.

The Board of Trustees of Dryden Municipal Fund has made a determination that State Fund shareholders are not entitled to appraisal rights in connection with any of the Reorganizations.

Dryden National Fund was incorporated in Maryland on January 9, 1980. It is registered with the SEC as an open-end management investment company. Dryden National Fund is authorized to offer 1 billion shares of common stock, $.01 par value per share, divided into four classes of shares, designated as Class A, Class B, Class C and Class Z shares, each of which consists of 250 million authorized shares. Each class of common stock represents an interest in the same assets of Dryden National Fund and is identical in all respects except that (1) each class is subject to different (or no) sales charges and distribution and/or service fees, which may affect net asset value, dividends & liquidation rights, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different (or no) exchange privilege and (4) only Class B shares have a conversion feature. Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with Dryden National Fund's Articles of Restatement, the Board of Directors of Dryden National Fund may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors of Dryden National Fund may determine.

The Board of Directors of Dryden National Fund may increase or decrease the number of authorized shares without the approval of shareholders. Shares of Dryden National Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder (subject to certain limitations described below). Shares are also redeemable at the option of Dryden National Fund under certain circumstances. Each share of each class of common stock is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares (with the exception of Class Z shares, which are not subject to any distribution and/or service fees). Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of Dryden National is entitled to its portion of all of Dryden National Fund's assets after all debts and expenses of such Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees. Dryden National Fund's shares do not have cumulative voting rights for the election of Directors.

Dryden National Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. Dryden National Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the written request of shareholders entitled to cast at least a majority of all the votes entitled to be cast at the meeting.

Capitalization

The following tables set forth, as of February 28, 2006, the capitalization of each share class of: (i) Dryden National Fund; (ii) Dryden Florida Fund; (iii) the pro forma Dryden National Fund as adjusted to give effect to the Dryden Florida Fund Reorganization; (iv) Dryden New Jersey Fund; (v) the pro forma Dryden National Fund as adjusted to give effect to the Dryden New Jersey Fund Reorganization; (vi) Dryden New York Fund; (vii) the pro forma Dryden National Fund as adjusted to give effect to the Dryden New York Fund Reorganization; (viii) Dryden Pennsylvania Fund; (ix) the pro forma Dryden National Fund as adjusted to give effect to the Dryden Pennsylvania Fund Reorganization; and (x) the pro forma Dryden National Fund as adjusted to give effect to all four Reorganizations. The capitalization of Dryden National Fund is likely to be different than the pro forma indicated below when one or more of the Reorganizations are consummated.

Dryden Florida Fund Reorganization

Class A

	Dryden Florida Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization (unaudited)
Net assets	$44,320,189	$468,271,306	$(188,441	)(a)	$512,403,054
Total shares outstanding	4,383,767	30,896,802	(1,472,702	)(b)	33,807,867
Net asset value per share	$10.11	$15.16			$15.16

Class B

	Dryden Florida Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization (unaudited)
Net assets	$5,914,860	$26,371,060	$(25,149	)(a)	$32,260,771
Total shares outstanding	584,983	1,735,146	(197,502	)(b)	2,122,627
Net asset value per share	$10.11	$15.20			$15.20

Class C

	Dryden Florida Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization (unaudited)
Net assets	$3,395,897	$3,434,735	$(14,439	)(a)	$6,816,193
Total shares outstanding	335,889	225,989	(113,425	)(b)	448,453
Net asset value per share	$10.11	$15.20			$15.20

Class Z

	Dryden Florida Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization (unaudited)
Net assets	$816,347	$3,038,886	$(3,471	)(a)	$3,851,762
Total shares outstanding	80,734	200,637	(27,079	)(b)	254,292
Net asset value per share	$10.11	$15.15			$15.15

Total Net Assets and Shares Outstanding

	Dryden Florida Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization (unaudited)
Net assets	$54,447,293	$501,115,987	$(231,500	)(a)	$555,331,780
Total shares outstanding	5,385,373	33,058,574	(1,810,708	)(b)	36,633,239

(a)  Reflects the estimated Reorganization expenses of $231,500 attributable to Dryden Florida Fund.

(b)  Reflects the change in shares of Dryden Florida Fund upon conversion in Dryden National Fund.

Dryden New Jersey Fund Reorganization

Class A

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization (unaudited)
Net assets	$113,440,321	$468,271,306	$(209,584	)(a)	$581,502,043
Total shares outstanding	10,528,237	30,896,802	(3,059,191	)(b)	38,365,848
Net asset value per share	$10.77	$15.16			$15.16

Class B

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization (unaudited)
Net assets	$15,042,046	$26,371,060	$(27,791	)(a)	$41,385,315
Total shares outstanding	1,395,456	1,735,146	(407,676	)(b)	2,722,926
Net asset value per share	$10.78	$15.20			$15.20

Class C

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization (unaudited)
Net assets	$5,469,482	$3,434,735	$(10,105	)(a)	$8,894,112
Total shares outstanding	507,412	225,989	(148,242	)(b)	585,159
Net asset value per share	$10.78	$15.20			$15.20

Class Z

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization (unaudited)
Net assets	$1,364,188	$3,038,886	$(2,520	)(a)	$4,400,554
Total shares outstanding	125,762	200,637	(35,883	)(b)	290,516
Net asset value per share	$10.85	$15.15			$15.15

Total Net Assets and Shares Outstanding

	Dryden New Jersey Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization (unaudited)
Net assets	$135,316,037	$501,115,987	$(250,000	)(a)	$636,182,024
Total shares outstanding	12,556,867	33,058,574	(3,650,992	)(b)	41,964,449

(a)  Reflects the estimated Reorganization expenses of $250,000 attributable to Dryden New Jersey Fund.

(b)  Reflects the change in shares of Dryden New Jersey Fund upon conversion in Dryden National Fund.

Dryden New York Fund Reorganization

Class A

	Dryden New York Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization (unaudited)
Net assets	$146,574,842	$468,271,306	$(230,703	)(a)	$614,615,445
Total shares outstanding	12,912,077	30,896,802	(3,258,770	)(b)	40,550,109
Net asset value per share	$11.35	$15.16			$15.16

Class B

	Dryden New York Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization (unaudited)
Net assets	$13,951,472	$26,371,060	$(21,959	)(a)	$40,300,573
Total shares outstanding	1,227,852	1,735,146	(311,437	)(b)	2,651,561
Net asset value per share	$11.36	$15.20			$15.20

Class C

	Dryden New York Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization (unaudited)
Net assets	$2,393,655	$3,434,735	$(3,768	)(a)	$5,824,622
Total shares outstanding	210,670	225,989	(53,441	)(b)	383,218
Net asset value per share	$11.36	$15.20			$15.20

Class Z

	Dryden New York Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization (unaudited)
Net assets	$2,268,079	$3,038,886	$(3,570	)(a)	$5,303,395
Total shares outstanding	199,379	200,637	(49,906	)(b)	350,110
Net asset value per share	$11.38	$15.15			$15.15

Total Net Assets and Shares Outstanding

	Dryden New York Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization (unaudited)
Net assets	$165,188,048	$501,115,987	$(260,000	)(a)	$666,044,035
Total shares outstanding	14,549,978	33,058,574	(3,673,554	)(b)	43,934,998

(a)  Reflects the estimated Reorganization expenses of $260,000 attributable to Dryden New York Fund.

(b)  Reflects the change in shares of Dryden New York Fund upon conversion in Dryden National Fund.

Dryden Pennsylvania Fund Reorganization

Class A

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization (unaudited)
Net assets	$101,311,543	$468,271,306	$(214,809	)(a)	$569,368,040
Total shares outstanding	10,061,663	30,896,802	(3,393,013	)(b)	37,565,452
Net asset value per share	$10.07	$15.16			$15.16

Class B

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization (unaudited)
Net assets	$20,243,565	$26,371,060	$(42,922	)(a)	$46,571,703
Total shares outstanding	2,011,183	1,735,146	(682,193	)(b)	3,064,136
Net asset value per share	$10.07	$15.20			$15.20

Class C

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization (unaudited)
Net assets	$1,305,913	$3,434,735	$(2,769	)(a)	$4,737,879
Total shares outstanding	129,752	225,989	(44,019	)(b)	311,722
Net asset value per share	$10.06	$15.20			$15.20

Class Z

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization (unaudited)
Net assets	$—	$3,038,886	$—	(a)	$3,038,886
Total shares outstanding	—	200,637	—	(b)	200,637
Net asset value per share	$—	$15.15			$15.15

Total Net Assets and Shares Outstanding

	Dryden Pennsylvania Fund	Dryden National Fund	Pro Forma Adjustments		Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization (unaudited)
Net assets	$122,861,021	$501,115,987	$(260,500	)(a)	$623,716,508
Total shares outstanding	12,202,598	33,058,574	(4,119,225	)(b)	41,141,947

(a)  Reflects the estimated Reorganization expenses of $260,500 attributable to Dryden Pennsylvania Fund.

(b)  Reflects the change in shares of Dryden Pennsylvania Fund upon conversion in Dryden National Fund.

All Fund Reorganizations

Class A

	Dryden Florida Fund	Dryden New Jersey Fund	Dryden New York Fund	Dryden Pennsylvania Fund	Dryden National Fund	Proforma Adjustments		Pro Forma Dryden National Fund After All Four Reorganizations (unaudited)
Net assets	$44,320,189	$113,440,321	$146,574,842	$101,311,543	$468,271,306	$(843,537	)(a)	$873,074,664
Total shares outstanding	4,383,767	10,528,237	12,912,077	10,061,663	30,896,802	(11,183,676	)(b)	57,598,870
Net asset value per share	$10.11	$10.77	$11.35	$10.07	$15.16			$15.16

Class B

	Dryden Florida Fund	Dryden New Jersey Fund	Dryden New York Fund	Dryden Pennsylvania Fund	Dryden National Fund	Proforma Adjustments		Pro Forma Dryden National Fund After All Four Reorganizations (unaudited)
Net assets	$5,914,860	$15,042,046	$13,951,472	$20,243,565	$26,371,060	$(117,821	)(a)	$81,405,182
Total shares outstanding	584,983	1,395,456	1,227,852	2,011,183	1,735,146	(1,598,808	)(b)	5,355,812
Net asset value per share	$10.11	$10.78	$11.36	$10.07	$15.20			$15.20

Class C

	Dryden Florida Fund	Dryden New Jersey Fund	Dryden New York Fund	Dryden Pennsylvania Fund	Dryden National Fund	Proforma Adjustments		Pro Forma Dryden National Fund After All Four Reorganizations (unaudited)
Net assets	$3,395,897	$5,469,482	$2,393,655	$1,305,913	$3,434,735	$(31,081	)(a)	$15,968,601
Total shares outstanding	335,889	507,412	210,670	129,752	225,989	(359,127	)(b)	1,050,585
Net asset value per share	$10.11	$10.78	$11.36	$10.06	$15.20			$15.20

Class Z

	Dryden Florida Fund	Dryden New Jersey Fund	Dryden New York Fund	Dryden Pennsylvania Fund	Dryden National Fund	Proforma Adjustments		Pro Forma Dryden National Fund After All Four Reorganizations (unaudited)
Net assets	$816,347	$1,364,188	$2,268,079	$—	$3,038,886	$(9,561	)(a)	$7,477,939
Total shares outstanding	80,734	125,762	199,379	—	200,637	(112,868	)(b)	493,644
Net asset value per share	$10.11	$10.85	$11.38	$—	$15.15			$15.15

Total Net Assets and Shares Outstanding

	Dryden Florida Fund	Dryden New Jersey Fund	Dryden New York Fund	Dryden Pennsylvania Fund	Dryden National Fund	Proforma Adjustments		Pro Forma Dryden National Fund After All Four Reorganizations (unaudited)
Net assets	$54,447,293	$135,316,037	$165,188,048	$122,861,021	$501,115,987	$(1,002,000	)(a)	$977,926,386
Total shares outstanding	5,385,373	12,556,867	14,549,978	12,202,598	33,058,574	(13,254,479	)(b)	64,498,911

(a)  Reflects the aggregate estimated Reorganization expenses of $1,002,000 attributable to Dryden Florida Fund, Dryden Pennsylvania Fund, Dryden New Jersey Fund and Dryden New York Fund.

(b)  Reflects the change in shares of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund upon conversion in Dryden National Fund.

VOTING INFORMATION

Required Vote

Only shareholders of record of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund as of the Record Date will be entitled to vote at the relevant Meeting. The presence in person or by proxy of the holders of one-third of the outstanding shares of a State Fund entitled to be voted at the relevant Meeting is required to constitute a quorum of that State Fund at that Meeting. Shares beneficially held by shareholders present in person or represented by proxy at the relevant Meeting will be counted for the purpose of calculating the votes cast on the issues before that Meeting. If a quorum is present, the affirmative vote of the holders of the lesser of 67% or more of the voting shares of a State Fund represented at a meeting at which more than 50% of the outstanding voting shares of a State Fund are present in person or represented by proxy or more than 50% of the outstanding voting shares of a State Fund is necessary to approve the Plan and the relevant Reorganization. Each State Fund shareholder will be entitled to one vote for each full State Fund share, and one fractional vote for each fractional State Fund share held as of the close of business on the Record Date.

As of the Record Date, each State Fund had issued and outstanding the number of shares of each class indicated below:

State Fund	Class A	Class B	Class C	Class Z
Dryden Florida Fund	4,169,052	411,667	285,720	54,313
Dryden New Jersey Fund	10,509,063	1,207,374	501,764	116,132
Dryden New York Fund	12,560,511	1,063,686	188,073	196,725
Dryden Pennsylvania Fund	9,621,063	1,749,812	103,537	N/A

Shares held by shareholders present in person or represented by proxy at the relevant Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before that Meeting. An abstention by a shareholder, either by proxy or by vote in person at a Meeting, is not a vote cast.

Under existing NYSE rules, it is not expected that brokers, banks and other nominees will be entitled to vote State Fund shares with respect to the relevant Reorganization unless the beneficial owner gives specific instructions for such vote to the broker or other nominee. When a broker executes and returns a proxy card but is unable to cast a vote on a matter without specific instructions, and no specific instructions are given, the result is referred to as a "broker non-vote." Dryden Municipal Fund will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

Abstentions and broker non-votes will count towards determining the presence of a quorum at the relevant Meeting. However, shares represented by broker non-votes and abstentions will not be voted for or against the relevant Reorganization or at any adjournment of the relevant Meeting. Therefore, since approval of a Reorganization requires the affirmative vote of the lesser of 67% or more of the voting shares of a State Fund represented at a meeting at which more than 50% of the outstanding voting shares of a State Fund are present in person or represented by proxy or more than 50% of the outstanding voting shares of a State Fund, each broker non-vote and abstention would have the effect of a vote AGAINST the Plan or against an adjournment.

In the event that sufficient votes to obtain a quorum have not been obtained by a State Fund, the State Fund may request that one or more brokers submit a specific number of broker non-votes necessary in order to obtain the quorum. The State Funds would only take such actions if the State Funds believed that would have sufficient shareholder votes to approve the proposal at the Meeting. Therefore, shareholders who are against the proposal for the approval of the Plan should vote AGAINST the Plan or against adjournment since if such shareholders take no action they may be assisting in having the Plan approved.

Shareholders having more than one account with respect to a State Fund generally will receive a single proxy statement and a separate proxy card for each account. It is important to mark, sign, date and return all proxy cards received for all of your shares to be voted.

In the event that sufficient votes to approve the Plan are not received with respect to a Reorganization, the persons named as proxies may propose one or more adjournments of the relevant Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote FOR any such adjournment in their discretion. Shares represented by broker non-votes or abstentions will not be voted for or against adjournment. Because an adjournment requires an affirmative vote of a majority of the shares present at the relevant Meeting, each broker non-vote and abstention would have the effect of a vote AGAINST adjournment.

How to Vote

You can vote your shares by proxy in any one of three ways:

•  By mail, with the enclosed proxy card.

•  By phone.

•  Over the Internet.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the relevant Meeting or adjournment of the relevant Meeting. In addition, you can vote your shares in person at the relevant meeting.

Revocation of Proxies

Proxies, including votes given by telephone or over the Internet, may be revoked or changed at any time before they are voted either (i) by a written revocation received by the Secretary of Dryden Municipal Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, (ii) by properly submitting a later-dated proxy that is received by 11:59 p.m. Eastern time on the day prior to the relevant Meeting, or (iii) by attending the relevant Meeting and voting in person. Merely attending the relevant Meeting without voting, however, will not revoke a previously submitted proxy.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of Dryden Municipal Fund. In addition, Dryden Municipal Fund has engaged MIS, an ADP Company, a professional proxy solicitation firm, to assist in the solicitation of proxies. As the Meeting dates approach, you may receive a phone call from a representative of MIS if Dryden Municipal Fund has not yet received your vote. MIS may ask you for authority, by telephone, to permit MIS to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS AND
PORTFOLIO HOLDINGS

Portfolio Managers

Set out below is additional information with respect to the portfolio managers for the Funds. Unless noted otherwise, all information is provided as of each Fund's most recently completed fiscal year.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager referenced above, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies (RICs), other pooled investment vehicles and other accounts. None of the portfolio managers received a fee based on performance for any of the categories noted in the table below.

Portfolio Manager Securities Ownership.  As of each Fund's most recently completed fiscal year, the portfolio managers did not own securities of any Fund.

Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts**
Dryden Florida Fund

Robert Tipp	17 Registered Mutual Funds with $5,593,724 in total assets under management.	17 Unregistered Pooled Investment Vehicle with $1,606,049 in assets under management.	27 Other Accounts with $16,772,227 in total assets under management.

Susan Courtney	8 Registered Mutual Funds with $2,204,050 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	1 Other Account with $496,442 in total assets under management.

Dennis Hepworth	8 Registered Mutual Funds with $2,204,050 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	0 Other Account with $0 in total assets under management.

Dryden New Jersey Fund

Robert Tipp	17 Registered Mutual Funds with $5,507,764 in total assets under management.	17 Unregistered Pooled Investment Vehicle with $1,606,049 in assets under management.	27 Other Accounts with $16,772,227 in total assets under management.

Susan Courtney	8 Registered Mutual Funds with $2,118,090 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	1 Other Account with $496,442 in total assets under management.

Dennis Hepworth	8 Registered Mutual Funds with $2,118,090 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	0 Other Account with $0 in total assets under management.

Dryden New York Fund

Robert Tipp	17 Registered Mutual Funds with $5,476,148 in total assets under management.	17 Unregistered Pooled Investment Vehicle with $1,606,049 in assets under management.	27 Other Accounts with $16,772,227 in total assets under management.

Susan Courtney	8 Registered Mutual Funds with $2,086,474 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	1 Other Account with $496,442 in total assets under management.

Dennis Hepworth	8 Registered Mutual Funds with $2,086,474 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	0 Other Account with $0 in total assets under management.

Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts**
Dryden Pennsylvania Fund

Robert Tipp	17 Registered Mutual Funds with $5,521,343 in total assets under management.	17 Unregistered Pooled Investment Vehicle with $1,606,049 in assets under management.	27 Other Accounts with $16,772,227 in total assets under management.

Susan Courtney	8 Registered Mutual Funds with $2,131,669 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	1 Other Account with $496,442 in total assets under management.

Dennis Hepworth	8 Registered Mutual Funds with $2,113,669 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	0 Other Account with $0 in total assets under management.

Dryden National Fund

Robert Tipp	20 Registered Mutual Funds with $7,393,484 in total assets under management.	25 Unregistered Pooled Investment Vehicle with $2,783,462 in assets under management.	43 Other Accounts with $22,832,486 in total assets under management.

Susan Courtney	8 Registered Mutual Funds with $1,636,543 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	1 Other Account with $416,193 in total assets under management.

Dennis Hepworth	8 Registered Mutual Funds with $1,636,543 in total assets under management.	0 Unregistered Pooled Investment Vehicle with $0 in assets under management.	0 Other Account with $0 in total assets under management.

* "Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds, non-U.S. mutual funds, and collateralized debt obligation vehicles.

** "Other Accounts" includes single client accounts, managed accounts, and non-commingled, affiliated insurance accounts.

Portfolio Manager Compensation / Material Conflicts of Interest.

Set forth below is an explanation of the structure of, and method(s) used by PIM Fixed Income to determine portfolio manager compensation. Also set forth below is an explanation of any material conflicts of interest that may arise between a portfolio manager's management of a Fund's investments and investments in other accounts.

Portfolio Manager Compensation.

PIM Fixed Income seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. PIM Fixed Income's investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and a long-term incentive grant. The long-term incentive grant is generally divided between stock options and restricted stock of Prudential Financial providing investment professionals with an ownership stake. Investment professionals are all covered by the same general compensation structure although they manage multiple accounts. All investment compensation is paid by the investment adviser and not from any assets of the investment company or other managed accounts.

The salary component is based on market data relative to similar positions within the industry as well as the past performance, experience and responsibility of the individual.

Investment professionals' incentive compensation payments, including their annual bonus and long-term incentive grant, are paid from an annual incentive pool. The size of the annual incentive pool is determined quantitatively based on three factors:

1)  investment performance (pre-tax) of portfolios on a 1-year and 3-year basis relative to appropriate market peer groups or benchmarks, such as the market-based benchmark specified in this Prospectus/Proxy Statement,

2)  PIM Fixed Income's business results as measured by financial indicators such as asset growth, operating margin and earnings growth, and

3)  market-based data indicating trends and levels of overall compensation in the asset management industry in a given year. PIM Fixed Income regularly benchmarks its compensation program against leading asset management firms in the industry to monitor competitiveness.

Each investment professional's incentive compensation payment including the annual bonus and long-term incentive grant from the incentive pool is primarily determined by how significantly he/she contributes to delivering investment performance to clients consistent with portfolio objectives, guidelines, and risk parameters, as well as the individual's qualitative contributions to the organization.

Conflicts of Interest.

PIM is an indirect, wholly-owned subsidiary of Prudential Financial and is part of a full scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. PIM's portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles, such as commingled trust funds and unregistered funds. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. PIM aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients including the Fund.

Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades and cross trading. PIM has developed policies and procedures designed to address these potential conflicts of interest.

There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security PIM may purchase or sell on behalf of the Fund, and as to the timing of such purchase or sale. Such restrictions may come into play as a result of PIM's relationship with Prudential Financial and its other affiliates. The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent directors of the Fund.

PIM may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the Fund. This can occur particularly with respect to fixed income investments because PIM has a bank loan unit that often invests in private loans that require the issuer to provide material, non-public information. PIM generally is able to avoid certain other potential conflicts due to the possession of material, non-public information by maintaining "Information Barriers" to prevent the transfer of this information between units of PIM as well as between affiliates and PIM. Additionally, in an effort to avoid potential conflicts of interest, PIM's fixed income unit has procedures in place to carefully consider whether or not to accept material, non-public information with respect to certain issuers, where appropriate.

Certain affiliates of PIM develop and may publish credit research that is independent from the research developed within PIM. PIM may hold different opinions on the investment merits of a given security, issuer or industry such that PIM may be purchasing or holding a security for the Fund and an affiliated entity may be selling or recommending a sale of the same security or other securities of the issuer. Conversely, PIM may be selling a security for the Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, PIM's affiliated broker-dealers or investment advisers may be executing transactions in the market in the same securities as the Fund at the same time.

PIM may cause securities transactions to be executed for the Fund concurrently with authorizations to purchase or sell the same securities for other accounts managed by PIM, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts (including the Fund).

PIM may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for the Fund, at prices which may be different. In addition, PIM may, at any time, execute trades of securities of the same kind or class in one direction for an account and trade in the opposite direction or not trade for any other account, including the Fund, due to differences in investment strategy or client direction.

The fees charged to advisory clients by PIM may differ depending upon a number of factors including, but not limited to, the unit providing the advisory services, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable so one client with similar investment objectives or goals may be paying a higher fee than another client. Fees paid by certain clients may also be higher due to performance based fees which increase based on the performance of a portfolio above an established benchmark. Also, large clients generate more revenue for PIM than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to PIM of favoring accounts that pay a higher fee or generate more income for PIM. To address this conflict of interest, PIM has adopted allocation policies as well as supervisory procedures that are intended to fairly allocate investment opportunities among competing client accounts.

PIM and its affiliates manage certain funds, including hedge funds, that are subject to incentive compensation on a side-by-side basis with other accounts including the Fund. PIM and/or certain of its affiliates may have an interest in such funds. PIM and its affiliates have implemented policies and procedures to address potential conflicts of interest arising out of such side-by-side management.

For example, the accounts may at times be precluded from taking positions over- weighted versus an index in securities and other instruments in which one or more of the funds hold short positions. Lending, borrowing and other financing opportunities with respect to securities for which the market is paying a premium rate over normal market rates and for which there may be limited additional demand will be allocated to the accounts prior to allocating the opportunities to such funds.

Conflicts of interest may also arise regarding proxy voting. A committee of senior business representatives together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.

Conflicts of interest may also arise in connection with securities holdings. Prudential Financial, the general account, of The Prudential Insurance Company of America ("PICA", PIM's proprietary accounts and accounts of other affiliates of PIM (collectively the "Affiliated Accounts") may at times have various levels of financial or other interests, including but not limited to portfolio holdings, in companies whose securities may be held or purchased or sold in PIM's client accounts, including the Fund. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by PIM on behalf of the Fund. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus PIM may invest Fund assets in the securities of companies with which PIM or an affiliate of PIM has a financial relationship, including investment in the securities of companies that are advisory clients of PIM.

It is anticipated that there will be situations in which the interests of the Fund in a portfolio company may conflict with the interests of one or more Affiliated Accounts or other client accounts managed by PIM or its affiliates. This may occur because Affiliated Accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the Fund but at different levels in the capital structure. Investment by Affiliated Accounts at different levels to that of the Fund in the capital structure of a portfolio company presents inherent conflicts of interest between the Affiliated Accounts and the Fund. For example, in the event of restructuring or insolvency, the holders of senior debt may exercise remedies and take other actions that are not in the interest of or are adverse to holders of junior debt. Similarly, an Affiliated Account might hold secured debt of an issuer whose public unsecured debt is held by the Fund, Such conflicts may also exist among client accounts managed by PIM or its affiliates. While these conflicts cannot be eliminated, PIM has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of the Fund are originated and managed in its best interests.

In addition, portfolio managers may advise Affiliated Accounts. PIM's portfolio manager(s) may have a financial interest in the accounts they advise, either directly or indirectly. To address potential conflicts of interest, PIM has procedures, including supervisory review procedures, designed to ensure that, including to the extent that client accounts, including the Fund, are managed differently from Affiliated Accounts, each of the client accounts, and each Affiliated Account, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with PIM's fiduciary obligations.

Potential conflicts of interest may exist in instances in which PIM or its affiliates determine that a specific transaction in a security is appropriate for a specific account, including the Affiliated Accounts, based upon numerous factors including, among other things, investment objectives, investment strategies or restrictions, while other accounts (including the Affiliated Accounts) may hold or take the opposite position in the security in accordance with those accounts' investment objectives, investment strategies and restrictions (these conflicting positions and transactions, where arising from PIM's advisory activities or where PIM is otherwise aware of them, are collectively referred to as "Differing Positions"). PIM periodically conducts reviews of these accounts and assesses the appropriateness of these Differing Positions.

Because of the substantial size of PICA's general account, trading by PICA's general account in certain securities, particularly certain fixed income securities, may result in market changes in response to trades. Although PIM expects that PICA's general account will execute transactions that will move a market in a security infrequently, and generally in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.

PIM follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and ensure avoidance, disclosure or mitigation of each and every situation in which a conflict may arise.

Portfolio Holdings

In addition to the description contained herein, a description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also contained in that Fund's prospectus, SAI, and on that Fund's website (www.jennisondryden.com). Each Fund's portfolio holdings as of the end of their respective second and fourth fiscal quarters are made public, as required by law, in the Fund's annual and semi-annual reports. These reports are filed with the SEC on Form N-CSR and mailed to shareholders within 60 days after the end of the second and fourth fiscal quarters. Each Fund's annual and semi-annual reports are posted on the Fund's website at www.jennisondryden.com. Each Fund's portfolio holdings as of the end of the first and third fiscal quarters are made public and filed with the SEC on Form N-Q within 60 days after the end of the Fund's first and third fiscal quarters. In addition, each Fund will provide a full list of its portfolio holdings as of the end of each month on its website within approximately 30 days after the end of the month. Each Fund may also release its top ten holdings, sector and country breakdowns, and largest industries on a quarterly or monthly basis, with the information as of a date 15 days prior to the release. Such information will be posted on each Fund's website.

When authorized by the Chief Compliance Officer (CCO) and another officer of Dryden Municipal Fund or Dryden National Fund, portfolio holdings information may be disseminated more frequently or at different periods than as described above to intermediaries that distribute a Fund's shares, third-party providers of auditing, custody, proxy voting and other services for a Fund, rating and ranking organizations, and certain affiliated persons of such Fund, as described below. The procedures utilized to determine eligibility are set forth below.

Procedures for Release of Portfolio Holdings Information:

1. A request for release of Fund holdings shall be prepared by such third parties setting forth a legitimate business purpose for such release which shall specify the Fund, the terms of such release and frequency (e.g. level of detail staleness). Such request shall address whether there are any conflicts of interest between a Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund.

2. The request shall be forwarded to the CCO for the Fund, or his delegate, for review and approval.

3. A confidentiality agreement in the form approved by an officer of Dryden Municipal Fund or Dryden National Fund must be executed with the recipient of the fund holdings information.

4. An officer of Dryden National Fund or Dryden Municipal Fund shall approve the release and agreement. Copies of the release and agreement shall be sent to PI's law department.

5. Written notification of the approval shall be sent by such officer to PI's Fund Administration Department to arrange the release of fund holdings information.

6. PI's Fund Administration Department shall arrange for the release of fund holdings information by The Bank of New York (the Custodian Bank).

As of the date of this Prospectus/Proxy Statement, each Fund will provide:

1. Traditional External Recipients/Vendors

•  Full holdings on a daily basis to Investor Responsibility Research Center (IRRC), Institutional Shareholder Services (ISS) and Automatic Data Processing, Inc. (ADP) (proxy voting agents) at the end of each day;

•  Full holdings on a daily basis to ISS (securities class action claims services administrator) at the end of each day;

•  Full holdings on a daily basis to the Subadviser, Custodian Bank, sub-custodian (if any are appointed) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When a Fund has more than one Subadviser, each Subadviser receives holdings information only with respect to the "sleeve" or segment of the Fund for which the Subadviser has responsibility;

•  Full holdings to a Fund's independent registered public accounting firm, as soon as practicable following the Fund's fiscal year-end or on an as-needed basis; and

•  Full holdings to financial printers as soon as practicable following the end of each Fund's quarterly, semi-annual and annual period-ends.

2. Analytical Service Providers

•  The trades for each Fund on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Fund's fiscal quarter-end;

•  Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•  Full holdings on a daily basis to FactSet and Lipper, Inc. (investment research providers) at the end of each day.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Fund's CCO and PI's Law Department on an annual basis.

In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential Financial, which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.

The relevant Boards have approved PI's Policy for the Dissemination of Portfolio Holdings. The Boards shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The relevant Boards have delegated oversight over the Fund's disclosure of portfolio holdings to the CCO.

There can be no assurance that the Funds' policies and procedures on portfolio holdings information will protect the Funds from the misuse of such information by individuals or entities that come into possession of the information.

PRINCIPAL HOLDERS OF SHARES

The table below sets forth, as of July 21, 2006, each shareholder that owns beneficially or of record more than 5% of any class of each State Fund.

State Fund	Beneficial or Record Owner Name*	Address	Class	Shares Owned/ Percent Ownership
Dryden Florida Fund	Citigroup Global Markets Inc House Account Attn: Peter Booth	333 West 34th Street 7th Floor New York, NY 10001	B	25,447/6.2%

	First Clearing, LLC Marion Mailand Tr Marion Mailand TTEE UA DTD	9170 Dundee Drive Lake Worth, FL 33467	B	26,036/6.3%

	First Clearing, LLC Dorothy G Thompson Trust Dorothy G Thompson TTEE	2000 Blossom Way S. St Petersburg, FL 33712	C	21,756/7.6%

	Morgan Stanley DW Inc. FBO Betty Louise Sikes TTEE U/A	Harborside Financial Center PL Jersey City, NJ 07311	C	41,305/14.5%

	Merrill Lynch, Pierce, Fenner For the Sole Benefit of its Customers	4800 Deer Lake Drive East Jacksonville, FL 32246	Z	2,936/5.4%

	Prudential Investment FBO Mutual Fund Clients Attn: PruChoice Unit	100 Mulberry Street Newark, NJ 07102	Z	22,234/40.9%

	Charles Schwab Co	101 Montgomery Street San Francisco, CA 94104	Z	29,117/53.6%

State Fund	Beneficial or Record Owner Name*	Address	Class	Shares Owned/ Percent Ownership
Dryden New Jersey Fund	Citigroup Global Markets Inc House Account Attn: Peter Booth	333 West 34th St 7th Floor New York, NY 10001	A	608,316/5.8%

	Citigroup Global Markets Inc House Account Attn: Peter Booth	333 West 34th Street 7th Floor New York, NY 10001	B	125,258/10.4%

	First Clearing, LLC Gail W Bennett	50 Briarwood Road Fair Haven, NJ 07704	C	50,348/10.0%

	Prudential Investment FBO Mutual Fund Clients Attn: PruChoice Unit	100 Mulberry Street Newark, NJ 07102	Z	68,246/58.8%

	Charles Schwab Co	101 Montgomery Street San Francisco, CA 94104	Z	43,523/37.5%

Dryden New York Fund	Citigroup Global Markets Inc House Account Attn: Peter Booth	333 West 34th Street 7th Floor New York, NY 10001	C	11,442/6.1%

	First Clearing, LLC Henry Hocker & Gloria Hocker JT TEN	15 West Suffolk Avenue Central Islip, NY 11722	C	24,230/12.9%

	Prudential Investment FBO Mutual Fund Clients Attn: PruChoice Unit	100 Mulberry Street Newark, NJ 07102	Z	101,063/51.4%

	Charles Schwab Co	101 Montgomery Street San Francisco, CA 94104	Z	78,203/39.8%

Dryden Pennsylvania Fund	Kenneth J Balkovic	3 Cona Road Mechanicsburg, PA 17055	C	14,102/13.6%

	Dennis W. Reefer Bonnie C. Reefer JTWROS	301 First Street P.O. Box 426 Rural Valley, PA 16249	C	5,399/5.2%

	First Clearing, LLC Louis Heim	12214 Shannondell Drive Audubon, PA 19403	C	10,512/10.2%

Dryden National Fund	First Clearing, LLC John M Granger	6 Passage Du Marche 751010 Paris Newark, NJ 07102	C	22,264/9.5%

	Prudential Investment FBO Mutual Fund Clients Attn: PruChoice Unit	100 Mulberry Street Newark, NJ 07102	Z	91,247/47.4%

	Charles Schwab Co	101 Montgomery Street San Francisco, CA 94104	Z	79,798/41.4%

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of July 21, 2006, the officers and directors of Dryden Municipal Fund, as a group, beneficially owned less than 1% of the outstanding voting shares of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund.

In the event of any meetings of shareholders, Wachovia Securities, an affiliate of the Funds, will forward, or cause the forwarding of, proxy material to the beneficial owners for which it is the record holder.

ADDITIONAL INFORMATION

Dryden National Fund is an open-end management investment company registered with the SEC under the 1940 Act. Detailed information about Dryden National Fund is contained in its prospectus, dated April 3, 2006, which is enclosed herewith and is incorporated by reference into this Prospectus/Proxy Statement. Additional information about Dryden National Fund is included in its SAI, dated April 3, 2006, which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

A copy of the Annual Report to Shareholders of Dryden National Fund for the fiscal year ended December 31, 2005, is enclosed herewith. A copy of such annual report also may be obtained by calling 1-800-225-1852 or by writing to Dryden National Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

Dryden Municipal Fund, on behalf of each State Fund, and Dryden National Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Also, copies of such material can be obtained from the SEC's Public Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the Reorganizations will be passed upon for Dryden National Fund and Dryden Municipal Fund by Willkie Farr & Gallagher LLP, counsel to each of Dryden National Fund and Dryden Municipal Fund. Willkie Farr & Gallagher, LLP will rely on the opinion of DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to Dryden National Fund, as to certain matters of Maryland law and on the opinion of Sullivan & Worcester LLP, special Massachusetts counsel to Dryden Municipal Fund, as to certain matters of Massachusetts law. Certain tax matters in connection with the Reorganizations will be passed upon for Dryden National Fund and Dryden Municipal Fund by Shearman & Sterling LLP, special tax counsel to each of Dryden National Fund and Dryden Municipal Fund.

Independent Registered Public Accounting Firm

The audited financial statements of Dryden Florida Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Dryden Florida Fund for the fiscal year ended August 31, 2005 (File No. 811-4023). The unaudited financial statements of Dryden Florida Fund, also incorporated by reference into the SAI, are included in the Semi-Annual Report of Dryden Florida Fund for the six-month period ended February 28, 2006 (File No. 811-4023).

The audited financial statements of Dryden New Jersey Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Dryden New Jersey Fund for the fiscal year ended August 31, 2005 (File No. 811-4023). The unaudited financial statements of Dryden New Jersey Fund, also incorporated by reference into the SAI, are included in the Semi-Annual Report of Dryden New Jersey Fund for the six-month period ended February 28, 2006 (File No. 811-4023).

The audited financial statements of Dryden New York Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the

Annual Report of Dryden New York Fund for the fiscal year ended August 31, 2005 (File No. 811-4023). The unaudited financial statements of Dryden New York Fund, also incorporated by reference into the SAI, are included in the Semi-Annual Report of Dryden New York Fund for the six-month period ended February 28, 2006 (File No. 811-4023).

The audited financial statements of Dryden Pennsylvania Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Dryden New York Fund for the fiscal year ended August 31, 2005 (File No. 811-4023). The unaudited financial statements of Dryden Pennsylvania Fund, also incorporated by reference into the SAI, are included in the Semi-Annual Report of Dryden Pennsylvania Fund for the six-month period ended February 28, 2006 (File No. 811-4023).

The audited financial statements of Dryden National Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Dryden National Fund for the fiscal year ended December 31, 2005 (File No. 811-2992).

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Dryden Municipal Fund, care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of State Fund shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement you wish to receive in order to supply copies to such beneficial owners of State Fund shares.

SHAREHOLDER PROPOSALS

Dryden Municipal Fund and Dryden National Fund are not required to hold and will not ordinarily hold annual shareholders' meetings in any year in which the election of trustees/directors is not required to be acted upon under the 1940 Act. The Boards of Trustees/Directors of Dryden Municipal Fund and Dryden National Fund may call special meetings of the shareholders for action by shareholder vote as required by the 1940 Act or the governing documents of such funds.

Pursuant to rules adopted by the SEC, a State Fund shareholder may submit a proposal for shareholder action for inclusion in a proxy statement relating to annual and other meetings of the shareholders of the State Fund which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by the State Fund at a reasonable time before a solicitation of proxies is made for such meeting. Timely submission of a proposal does not necessarily mean that the proposal will be included. The by-laws of Dryden Municipal Fund provide that only the business stated in the notice of meeting shall be considered at such meeting.

The Board of Trustees of Dryden Municipal Fund intends to bring before the Meetings the matters set forth in the foregoing notice. The Trustees do not expect any other business to be brought before the Meetings. If, however, any other matters are properly presented to the Meetings for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment. A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of Dryden Municipal Fund, by execution of a subsequent proxy, or by voting in person at the relevant Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibits
A	Form of Plan of Reorganization relating to the Reorganizations (attached).

B	Prospectus dated April 3, 2006 for Dryden National Fund (enclosed).

C	Annual Report to Shareholders of Dryden National Fund for the fiscal year ended December 31, 2005 (enclosed).

Exhibit A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this 15th day of August, 2006, by and between Dryden Municipal Series Fund (the "Company"), a business trust organized under the laws of The Commonwealth of Massachusetts with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of each of the Florida Series, the New Jersey Series, the New York Series, and the Pennsylvania Series, each a series of the Company (each, an "Acquired Fund" and collectively, the "Acquired Funds"), and Dryden National Municipals Fund, Inc. (the "Acquiring Fund"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. Together, the Acquiring Fund and the Acquired Funds are referred to as the "Funds."

The Plan has been structured with the intention that the transactions contemplated hereby qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

Each reorganization (hereinafter referred to as a "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of common stock, par value $0.01 each, of the Acquiring Fund (as defined in Section 1(b) as the "Acquiring Fund Shares"); (ii) the distribution after the Closing Date (as provided in Section 3), of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the termination of the Acquired Fund as soon as practicable after the Closing (as defined in Section 3), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

The Reorganization of an Acquired Fund by the Acquiring Fund is not dependent upon the consummation of any other Reorganization of an Acquired Fund by the Acquiring Fund. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Acquired Fund and the Acquiring Fund participating therein, as applicable.

In order to consummate the Plan, the following actions shall be taken by the Company, on behalf of the Acquired Fund, and by the Acquiring Fund:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of the Acquired Fund's Liabilities, if any, and Liquidation and Termination of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan, and on the basis of the representations, warranties and covenants contained herein, the Company, on behalf of the Acquired Fund, shall sell, assign, convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets, and assume substantially all of the Acquired Fund's liabilities. The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date but only to the extent any liability associated with such rights was not assumed by the Acquiring Fund.

(b)  Subject to the terms and conditions of this Plan, the Acquiring Fund shall at the Closing deliver to the Company, for the benefit of the Acquired Fund, the number of shares of a Class of the Acquiring Fund determined by dividing the net asset value allocable to a share of such Class of the Acquired Fund by the net asset value allocable to a share of the corresponding Class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable Class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, all such values to be determined in the manner and as of the time set forth in Section 2 hereof; and assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, the Acquiring Fund will assume all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan;

provided, however, that the Company agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Company on behalf of the Acquired Fund, shall distribute pro rata to Acquired Fund shareholders of record, determined as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section with each Acquired Fund shareholder receiving shares of the same Class or Classes of the Acquiring Fund as such shareholder holds of the Acquired Fund, and then shall terminate the Acquired Fund. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund and noting in such accounts the names of the former Acquired Fund Shareholders and the types and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the second decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will be simultaneously cancelled on the books of the Acquired Fund.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-effective registration statement.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's assets transferred to and liabilities assumed by the Acquiring Fund (such amount, the "Net Assets") hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being hereinafter called the "Valuation Time") using the valuation procedures set forth in the Company's amended and restated declaration of trust and currently effective registration statement.

(b)  The net asset value of a share of the Acquiring Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in Acquiring Fund's articles of incorporation and currently effective registration statement.

(c)  The net asset value of shares of the Acquired Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Company's amended and restated declaration of trust and currently effective registration statement.

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing"). The date of the Closing (the "Closing Date") shall be December 15, 2006, or such earlier or later date as agreed to in writing by the parties hereto. The Closing shall take place at the principal office of the Acquiring Fund or at such other place as the parties may agree. The Company, on behalf of the Acquired Fund, shall have provided for delivery, as of the Closing, of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian, The Bank of New York. Also, the Company, on behalf of the Acquired Fund, shall produce at the Closing (or as soon as possible thereafter) a list of names and addresses of the shareholders of record of full and fractional shares of beneficial interest of the Acquired Fund, (the "Acquired Fund Shares") and the number of full and fractional Acquired Fund Shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. The Acquiring Fund shall issue and deliver to the Secretary of the Company at the Closing a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date, or shall provide evidence satisfactory to the Company that the Acquiring Fund Shares have been registered in all account books of the

Acquiring Fund in such manner as the Company, on behalf of the Acquired Fund, may request. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties to the Acquiring Fund by the Company, on behalf of the Acquired Fund. The Company, on behalf of the Acquired Fund, makes the following representations and warranties to the Acquiring Fund, for the benefit of the Acquiring Fund:

(a)  The Acquired Fund is a series of the Company, a business trust duly organized under the laws of The Commonwealth of Massachusetts and validly existing under the laws of that jurisdiction and in good standing with the Department of State of the Commonwealth of Massachusetts (the "Department")]. The Company is duly registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end, management investment company and all of the Acquired Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"). The Acquired Fund has been duly established in accordance with the Company's amended and restated declaration of trust as a separate series of the Company.

(b)  The financial statements appearing in the Company's Annual Report to Shareholders of the Acquired Fund for the fiscal year ended August 31, 2005 (copies of which have been furnished to the Acquiring Fund) have been audited by KPMG LLP and fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(c)  The unaudited financial statements appearing in the Company's Semi-Annual Report to Shareholders of the Acquired Fund for the six-month period ended February 28, 2006 (copies of which will be furnished to the Acquiring Fund), and the unaudited financial statements appearing therein fairly present the financial position of the Acquired Fund and the results of operations and changes in net assets as of such date, in conformity with U.S. generally accepted accounting principles.

(d)  The Company has the necessary corporate power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(e)  The Company is not a party to or obligated under any provision of the Company's amended and restated declaration of trust or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(h)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 4(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use therein.

5.  Representations and Warranties to the Company, for the benefit of the Acquired Fund, by the Acquiring Fund.

The Acquiring Fund makes the following representations and warranties to the Company, for the benefit of the Acquired Fund:

(a)  The Acquiring Fund is a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the State Department of Assessments and Taxation of the State of Maryland (the "SDAT"). The Acquiring Fund is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  The Acquiring Fund is authorized to issue 1 billion shares of common stock, par value $0.01, of Acquiring Fund Shares, each outstanding share of which is duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and has voting rights.

(c)  At the Closing, the Acquiring Fund Shares will be duly authorized, validly issued, fully paid and non-assessable and, under the Acquiring Fund's articles of incorporation and by-laws, no shareholder of the Acquiring Fund will have any pre-emptive right to subscribe therefor or purchase such shares, and such shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the Acquiring Fund's Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2005 (copies of which have been furnished to the Company) have been audited by KPMG LLP and fairly present the financial position of the Acquiring Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  The unaudited financial statements appearing in the Acquiring Fund's Semi-Annual Report to Shareholders of the Acquiring Fund for the six-month period ended June 30, 2006 (copies of which will be furnished to the Company), fairly present the financial position of the Acquiring Fund and the results of operations and changes in net assets as of the respective date indicated, in conformity with U.S. generally accepted accounting principles.

(f)  The Acquiring Fund has the necessary corporate power and authority to conduct the Acquiring Fund's business as such business is now being conducted.

(g)  The Acquiring Fund is not a party to or obligated under any provision of the Acquiring Fund's articles of incorporation or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(h)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act (as defined in Section 7(g)) and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 5(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by the Company, on behalf of the Acquired Fund, for use therein.

6.  Representations and Warranties by the Company, on behalf of the Acquired Fund, and the Acquiring Fund.

The Company, on behalf of the Acquired Fund, and the Acquiring Fund make the following representations and warranties.

(a)  The statement of assets and liabilities to be created by the Company as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net asset value and outstanding shares of each Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, each Fund will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Section 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except for such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in the currently effective prospectuses of the Funds, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Funds.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Funds.

(e)  The execution, delivery and performance of this Plan have been duly authorized by all necessary action of the Board of Trustees of the Company and the Board of Directors of the Acquiring Fund and this Plan constitutes a valid and binding obligation enforceable against the Company and the Acquiring Fund in accordance with its terms.

(f)   The Company and the Acquiring Fund anticipate that consummation of this Plan will not cause the applicable Fund to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of the applicable fiscal year.

7.  Intentions of the Company, on behalf of the Acquired Fund, and the Acquiring Fund.

(a)  The Company intends to operate the Acquired Fund's business as presently conducted between the date hereof and the Closing Date. The Acquiring Fund intends to operate the Acquiring Fund's business as presently conducted between the date hereof and the Closing Date.

(b)  The Company intends that the Acquired Fund will not acquire any Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  The Company, on behalf of the Acquired Fund, intends, if the reorganization is consummated, to liquidate and terminate the Acquired Fund.

(d)  The Companies intend that, by the time of Closing, each Fund's Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)  At the Closing, the Company, on behalf of the Acquired Fund, intends to have available a copy of the shareholder ledger accounts, certified by the Company's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of the Acquired Fund as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets and the assumption of liabilities that are the subject of this Plan.

(f)  The Company intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended the (the "1934 Act"), and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  The Acquiring Fund covenants to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (including any supplement or amendment thereto, the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable and remains effective through the time of Closing. At the time the Registration Statement becomes effective, at the time of the meeting of the shareholders of the Acquired Fund, and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of the Acquiring Fund to be included in the Registration Statement (collectively, "Proxy Statement"), and the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein in the light of the circumstances under which they were made, not misleading.

(h)  The Company intends to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Trustees as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  The Company intends that it will, from time to time, as and when requested by the Acquiring Fund execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may deem necessary or desirable in order to vest in and confirm to the Acquiring Fund title to and possession of all the Net Assets to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Plan.

(j)  The Acquiring Fund intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(k)  The Acquiring Fund intends that it will, from time to time, as and when requested by the Company, for the benefit of the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Company may deem necessary or desirable in order to (i) vest in and confirm to the Acquired Fund title to and possession of all the Acquiring Fund Shares to be transferred to the shareholders of the Acquired Fund pursuant to this Plan; (ii) assume all of the liabilities of the Acquired Fund in accordance with this Plan; and (iii) otherwise to carry out the intent and purpose of this Plan.

8.  Conditions Precedent to be Fulfilled by the Company, on behalf of the Acquired Fund, and the Acquiring Fund.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed on or on behalf of the Funds shall occur prior to the Closing; and (iii) the President or a Vice President and the Secretary or equivalent officer of each of the Company and the Acquiring Fund shall execute a certificate to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Company, on behalf of the Acquired Fund, and the Board of Directors of the Acquiring Fund.

(c)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or to the best of either the Company's or the Acquiring Fund's knowledge have been threatened that would materially and adversely affect the business or financial condition of the applicable Fund, would prohibit the transactions contemplated hereby or would adversely affect the ability of the applicable Fund to consummate the transactions contemplated hereby.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  The Company, for the benefit of the Acquired Fund, shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary USA, special Maryland counsel to the Acquiring Fund, with respect to items in this section that relate to matters of Maryland law, and (ii) Willkie Farr & Gallagher LLP, counsel to the Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  The Acquiring Fund is a corporation duly incorporated and validly existing under the laws of the State of Maryland and in good standing with the SDAT with requisite corporate power under its charter to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its current prospectus.

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Plan by the Company, on behalf of the Acquired Fund, is a valid and legally binding obligation of the Acquiring Fund and the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan.

(3)  When the Acquiring Fund shares to be distributed to Acquired Fund shareholders under the Plan are issued, sold and delivered, in an amount not to exceed the then authorized number of shares of common stock, par value $.01 per share, as contemplated by the Plan for the consideration stated in the Plan, which shall in each event be at least equal to the net asset value and par value per share, they will be validly issued, fully paid and non-assessable, and no shareholder of Acquiring Fund will have any pre-emptive rights under Maryland law to subscription or purchase in respect thereof.

(4)  The execution and delivery of the Plan did not, and the performance of this Plan, by the Acquiring Fund of its obligations hereunder will not violate any provision of the Acquiring Fund's charter or by-laws, or result in a default or a breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in the Acquiring Fund's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund.

(5)  To the knowledge of such counsel and without independent inquiry or investigation, no consent, approval, authorization, filing or order of any court or governmental authority is required to be obtained by the Acquiring Fund under the federal laws of the United States and the laws of the State of Maryland for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(6)  The Acquiring Fund has been registered with the SEC as an investment company, and, to the knowledge of such counsel without independent inquiry or investigation, no order has been issued or proceeding instituted to suspend such registration.

(7)  To the knowledge of such counsel and without independent inquiry or investigation, no litigation or government proceeding has been instituted or threatened against the Acquiring Fund, that would be required to be disclosed in the Acquiring Fund's registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(g)  The Acquiring Fund shall have received on the Closing Date a favorable opinion from (i) Sullivan & Worcester LLP, special Massachusetts counsel to the Company, with respect to items in this section 8(g) that relate to matters of Massachusetts law, and (ii) Willkie Farr & Gallagher, counsel to the Acquired Company, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  The Company is a business trust duly organized, validly existing and in good standing with the Department with requisite trust power under its amended and restated declaration of trust and under the laws of The Commonwealth of Massachusetts, to own all of its properties and assets and, to the knowledge of such counsel without independent investigation on inquiry to carry on its business as described in the current prospectus of the Acquired Fund, and the Acquired Fund has been duly established in accordance with the terms of Massachusetts law and the Company's amended and restated declaration of trust as a separate series of the Company.

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by the Company, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of the Plan by the Acquiring Fund is a valid and legally binding obligation of the Company and the Acquired Fund enforceable against the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  All actions required to be taken by the Company and the Acquired Fund to authorize and effect the transactions contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Acquired Fund.

(4)  The execution and delivery of the Plan did not, and the performance of this Plan, by the Company, on behalf of the Acquired Fund, of its obligations hereunder will not, violate any provision of the Company's amended and restated declaration of trust or by-laws, or result in a default or breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in the Company's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquired Fund;

(5)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority is required for the consummation by the Company, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(6)  To the knowledge of such counsel without independent investigation on inquiry, no litigation or government proceeding has been instituted or threatened against the Company or the Acquired Fund, that would be required to be disclosed in the Company's registration statement on Form N-1A and is not so disclosed;

(7)  The Company has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company.

(h)  The Company and the Acquiring Fund shall have received with respect to the Acquired Fund and the Acquiring Fund, on or before the Closing Date, an opinion of Shearman & Sterling LLP, special tax counsel to the Company and the Acquiring Fund, in form and substance satisfactory to the Company and the Acquiring Fund, substantially to the effect that, for federal income tax purposes:

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the transfer of its assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be determined by including the period for which such shareholder held their shares of the Acquired Fund exchanged therefor; provided, that the shares of the Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and method of tax accounting.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund and/or the Company with regard to certain matters.

(i)  The Acquiring Fund Shares to be delivered hereunder shall be eligible for such sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

9.  Fees and Expenses.

(a)  Each Company represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by each State Fund.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of an Acquired Fund or by the Acquiring Fund by resolution of the relevant Board of Directors/Trustees, if circumstances develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

(b)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and none of the Company, the Acquiring Fund, the Acquired Fund or the Acquiring Fund, nor the directors/trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(c)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the relevant Board of Directors/Trustees if, in the judgment of such Board of Directors/Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(d)  The respective representations and warranties contained in Sections 4, 5 and 6 hereof shall expire with and be terminated by the Plan, and none of the Company, the Acquiring Fund, any of their respective officers, directors/trustees, agents or shareholders, either of the Funds, or their respective shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director/trustee, agent or shareholder of either of the Acquiring Fund or the Company against any liability to the entity for which that officer, director/trustee, agent or shareholder so acts or to any of the Company's or the Acquiring

Fund's shareholders to which that officer, director/trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(e)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Company, on behalf of the Acquired Fund, or the Board of Directors of the Acquiring Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the Acquired Fund shareholders prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Company, on behalf of the Acquired Fund, shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Headings; Counterparts.

(a)  The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan.

(b)  This Plan may be executed in any number of counterparts, each of which will be deemed an original.

12.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

Each of the Company and the Acquiring Fund acknowledge that it must look, and agrees that it shall look, solely to the assets of the relevant Fund for the enforcement of any claims arising out of or based on the obligations of the Company or the Acquiring Fund hereunder, and in particular that none of the assets of either Company, other than the portfolio assets of the relevant Fund, may be resorted to for the enforcement of any claim based on the obligations of a Fund hereunder.

13.  Entire Plan and Amendments; Survival of Warranties.

This Plan embodies the entire agreement of the Company, on behalf of the Acquired Fund, and the Acquiring Fund and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only in a writing signed by the Company, on behalf of the Acquired Fund, and the Acquiring Fund. This Plan shall bind and inure to the benefit of the parties and their respective successors and assigns and neither this Plan nor any interest herein may be assigned without the prior written consent of the Company, on behalf of the Acquired Fund, and the Acquiring Fund. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties and their respective successors, and assigns any rights or remedies under or by any reason of this plan. The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

14.  Notices.

Any notice, report, demand or other communication required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if hand delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary; and to the Company at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.  Governing Law.

This Plan shall be governed by and construed in accordance with the laws of the State of Maryland, provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

IN WITNESS WHEREOF, Dryden Municipal Series Fund, on behalf of each of the Florida Series, the New Jersey Series, the New York Series, and the Pennsylvania Series, and Dryden National Municipals Fund, Inc., have executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

DRYDEN MUNICIPAL SERIES FUND, on behalf of each of the Florida Series, the New Jersey Series, the New York Series, and the Pennsylvania Series

Attest:	By: Name: Title:

DRYDEN NATIONAL MUNICIPALS FUND, INC.

Attest:	By: Name: Title:

Exhibit B

PROSPECTUS DATED APRIL 3, 2006

The Prospectus for Dryden National Fund, dated April 3, 2006, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

B-1

Exhibit C

ANNUAL REPORT DATED DECEMBER 31, 2005

The Annual Report to Shareholders of Dryden National Fund for the fiscal year ended December 31, 2005, is incorporated by reference into this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

C-1

TABLE OF CONTENTS

4	Summary

4	The Proposals

5	Shareholder Voting

6	Comparisons of Important Features

6	Investment Objectives and Principal Investment Policies of the Funds

8	Comparison of Other Investment Policies

11	Investment Restrictions

12	Primary Risks of Investing in the Funds

13	Certain Tax Considerations

14	Forms of Organization

14	Management of the Funds

16	Distribution Plan

17	Valuation

18	Frequent Purchases and Redemptions of Fund Shares

19	Purchases, Redemptions, Exchanges and Distributions

21	Fees and Expenses

48	Performance of the Funds

56	Reasons for the Reorganizations

57	Information About the Reorganizations

57	Closing

58	Expenses Resulting from the Reorganizations

58	Certain Adverse State Tax Consequences of the Reorganizations

59	Certain Federal Tax Consequences of the Reorganizations

60	Characteristics of Dryden National Fund Shares and Dryden Municipal Fund Shares

61	Capitalization

67	Voting Information

67	Required Vote

68	How to Vote

68	Revocation of Proxies

68	Solicitation of Voting Instructions

68	Additional Information About the Portfolio Managers and Portfolio Holdings

68	Portfolio Managers

73	Portfolio Holdings

75	Principal Holders of Shares

77	Additional Information

77	Miscellaneous

77	Legal Matters

77	Independent Registered Public Accounting Firm

78	Notice to Banks, Broker-Dealers and Voting Trustees and their Nominees

78	Shareholder Proposals

78	Exhibits to Prospectus/Proxy Statement

A-1	Exhibit A – Form of Plan of Reorganization (attached)

B-1	Exhibit B – Prospectus dated April 3, 2006 for Dryden National Fund (enclosed)

C-1	Exhibit C – Annual Report to Shareholders of Dryden National Fund for the fiscal year ended December 31, 2005 (enclosed)

STATEMENT OF ADDITIONAL INFORMATION
FOR
DRYDEN NATIONAL MUNICIPALS FUND, INC.

Dated August 14, 2006

Acquisition of the Net Assets of

Florida Series of Dryden Municipal Series Fund

New Jersey Series of Dryden Municipal Series Fund

New York Series of Dryden Municipal Series Fund

Pennsylvania Series of Dryden Municipal Series Fund

By and in exchange for shares of the

Dryden National Municipals Fund, Inc.

This Statement of Additional Information (SAI) relates specifically to the proposed delivery to Dryden National Municipals Fund, Inc. (Dryden National Fund) of all of the assets of each of the Florida Series (Dryden Florida Fund) of Dryden Municipal Series Fund (Dryden Municipal Fund), the New Jersey Series (Dryden New Jersey Fund) of Dryden Municipal Fund, the New York Series (Dryden New York Fund) of Dryden Municipal Fund, and the Pennsylvania Series (Dryden Pennsylvania Fund and, collectively with Dryden Florida Fund, Dryden New Jersey Fund, and Dryden New York Fund, the State Funds) of Dryden Municipal Fund, and Dryden National Fund’s assumption of all of the liabilities of each State Fund, in exchange for shares of Dryden National Fund (each, a Reorganization and collectively, the Reorganizations). Each State Fund is a series of Dryden Municipal Fund.

This SAI consists of this Cover Page, Dryden National Fund’s SAI, dated April 3, 2006, and the pro forma financial statements for Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund, and Dryden National Fund after giving effect to the relevant Reorganization or all of the Reorganizations. The Annual Report to Shareholders of Dryden National Fund (File No. 811-2992) for the fiscal year ended December 31, 2005 was filed with the Securities and Exchange Commission (SEC) on March 10, 2006 and is incorporated by reference into this SAI.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated August 14, 2006, relating to the Reorganizations. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-225-1852 or by writing to Dryden National Fund at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

The SEC maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of each State Fund and Dryden National Fund, other materials incorporated by reference herein, and other information regarding the State Funds, Dryden Municipal Fund, and Dryden National Fund.

SAI INCORPORATION BY REFERENCE

The SAI for Dryden National Fund, dated April 3, 2006, is incorporated by reference herein and is part of this SAI and will be provided to all shareholders requesting this SAI.

S-2

Pro Forma Financial Statements for the Reorganizations (unaudited)

Dryden National Fund After Dryden Florida Fund Reorganization

Proforma Portfolio of Investments

as of February 28, 2006 (Unaudited)

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					Florida		National		Dryden Florida
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.1%, 98.8%, 98.5%
MUNICIPAL BONDS

Alabama 0.0%, 0.4%, 0.3%
Birmingham Baptist Med. Centers Special Care
Facs. Financing Auth. Rev., Baptist Health
Sys., Inc.	Baa1	5.00%		11/15/30	—	—	$2,000	$2,004,420	$2,000	$2,004,420

Alaska 0.0%, 0.2%, 0.2%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A.	Aaa	5.00		10/01/21	—	—	1,000	1,052,920	1,000	1,052,920

Arizona 0.0%, 1.1%, 1.0%
Pima Cnty. Ind. Dev. Auth. Rev., Tuscon Elec.
Pwr. Co., F.S.A.	Aaa	7.25		7/15/10	—	—	870	880,057	870	880,057
Pima Cnty. Uni. Sch. Dist. No. 1, G.O.,
F.G.I.C.	Aaa	7.50		7/01/10	—	—	3,000	3,465,540	3,000	3,465,540
Tucson Cnty., G.O., Ser. A	Aa3	7.375		7/01/12	—	—	1,100	1,323,740	1,100	1,323,740
						—		5,669,337		5,669,337

California 0.0%, 9.1%, 8.2%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/16	—	—	2,210	3,305,829	2,210	3,305,829
Ser. 641B, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/24	—	—	1,815	3,016,584	1,815	3,016,584
California Poll. Ctrl. Fin. Auth. Solid. Wste. Disp.
Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00		7/01/27	—	—	1,000	1,013,340	1,000	1,013,340
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	A3	5.50		6/01/19	—	—	6,000	6,661,440	6,000	6,661,440
California St.
G.O.	A2	5.00		3/01/27	—	—	3,000	3,149,400	3,000	3,149,400
G.O., M.B.I.A.	Aaa	5.25		2/01/27	—	—	9,900	10,597,256	9,900	10,597,256
California Statewide Cmnty. Dev. Auth. Rev.,
Kaiser Permanente, Ser. B	A3	3.90		7/01/14	—	—	3,500	3,420,340	3,500	3,420,340
Folsom Cordova Uni. Sch. Dist. Sch. Facs.
Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero		10/01/21	—	—	60	30,163	60	30,163
Loma Linda Hospital. Rev., Loma Linda Univ.
Med. Center, Ser. A	Baa1	5.00		12/01/20	—	—	3,000	3,114,810	3,000	3,114,810
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos
Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero		8/01/25	—	—	2,000	829,880	2,000	829,880
San Joaquin Hills Trans. Corridor Agcy. Toll
Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero		1/15/36	—	—	11,000	2,716,230	11,000	2,716,230
Santa Margarita Dana Point Auth. Impvt. Rev.,
Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	—	—	2,000	2,494,060	2,000	2,494,060
Univ. of California Revs. Proj., Ser. B, F.S.A.	Aaa	5.00		5/15/24	—	—	4,760	5,045,695	4,760	5,045,695
						—		45,395,027		45,395,027

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					Florida		National		Dryden Florida
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Colorado 0.0%, 1.3%, 1.2%
Adams & Arapahoe Counties Joint Sch. Dist.
Number 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25		12/01/20	—	—	$2,000	$2,179,140	$2,000	$2,179,140
Boulder Cnty. Sales & Use Tax Rev., Open
Space, Ser. A, F.G.I.C.	Aaa	6.00		12/15/17	—	—	3,970	4,354,892	3,970	4,354,892
						—		6,534,032		6,534,032

Connecticut 0.0%, 0.9%, 0.8%
Connecticut St. Spl. Tax Oblig. Rev. Trans.
Infrastructure, Ser. A(b)	Aaa	7.125		6/01/10	—	—	1,000	1,124,360	1,000	1,124,360
Connecticut St., R.I.T.E.S. 1060 R, Ser. C,
G.O. 144A (h)	AA(d)	7.35	(i)	11/15/09	—	—	2,855	3,271,830	2,855	3,271,830
						—		4,396,190		4,396,190

Delaware 0.0%, 0.6%, 0.5%
Delaware River & Bay Auth. Rev.,
M.B.I.A.	Aaa	5.00		1/01/25	—	—	1,000	1,062,320	1,000	1,062,320
M.B.I.A.	Aaa	5.00		1/01/27	—	—	1,000	1,058,520	1,000	1,058,520
Delaware St. Health Facs. Auth. Rev., Beebe Med.
Center Proj., Ser. A	Baa1	5.00		6/01/24	—	—	1,000	1,032,100	1,000	1,032,100
						—		3,152,940		3,152,940

District of Columbia 0.0%, 0.9%, 0.8%
Dist. of Columbia Rev., George Washington
Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	—	—	2,040	2,117,642	2,040	2,117,642
Dist. of Columbia, G.O., Ser. B, F.S.A.	Aaa	5.00		6/01/27	—	—	2,500	2,632,325	2,500	2,632,325
						—		4,749,967		4,749,967

Florida 80.4%, 4.0%, 11.5%
Anderson Ind. Sch. Bldg. Corp.,
Rev. Refi. 1st Mtge.	AA(d)	5.00		7/15/25	490	526,142	—	—	490	526,142
Arbor Greene Cmnty. Dev. Dist.,
Assmt. Rev.	NR	6.30		5/01/19	275	281,683	—	—	275	281,683
Assmt. Rev.	NR	5.75		5/01/06	41	41,084	—	—	41	41,084
Bayside Impvt. Cmnty. Dev. Dist.,
Cap. Impvt. Rev., Ser. A	NR	6.30		5/01/18	455	468,372	—	—	455	468,372
Brevard Cnty. Hlth. Facs.
Auth. Hlth. Care Rev.,
Health First, Inc. Proj.	A2	5.00		4/01/34	500	509,065	—	—	500	509,065
Broward Cnty. Res. Recov. Rev. Rfdg.,
Wheelabrator, Ser. A	A3	5.50		12/01/08	—	—	5,000	5,239,950	5,000	5,239,950
Dade Cnty. Hlth. Facs. Auth. Rev.,

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Baptist Hosp. of Miami Proj.,
Ser. A, E.T.M., M.B.I.A.(b)	Aaa	6.75	5/01/08	275	284,587	—	—	275	284,587
Florida St. Brd. of Ed., Cap. Outlay, G.O.	Aa1	9.125	6/01/14	—	—	1,260	1,596,092	1,260	1,596,092
Florida St. Brd. Ed. Cap. Outlay,
Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000	1,095,940	—	—	1,000	1,095,940
Florida St. Brd. Ed. Lottery Rev.,
Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500	1,638,165	—	—	1,500	1,638,165
Florida St. Dept. Environ. Prot. Pres.
Rev., Florida Forever, Ser. A,
M.B.I.A.	Aaa	5.25	7/01/17	2,950	3,179,008	—	—	2,950	3,179,008
Florida St., Rfdg. Dept. of Trans.,
Right of Way, Ser. A, G.O.	Aa1	5.00	7/01/23	1,500	1,612,785	—	—	1,500	1,612,785
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00	10/01/23	1,000	1,070,750	3,000	3,212,250	4,000	4,283,000
Golden St. Tobacco Secur. Corp
Tobacco Settlement Rev., Asset
Bkd., Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	500	415,540	—	—	500	415,540
Greyhawk Landing Cmnty. Dev.
Dist. Rev., Spec. Assmt.,
Ser. B	NR	6.25	5/01/09	460	466,688	—	—	460	466,688
Highlands Cnty. Health Facs. Auth., Rev.,
Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,000	1,078,320	—	—	1,000	1,078,320
Adventist Health B	A2	5.00	11/15/25	—	—	1,000	1,033,360	1,000	1,033,360
Adventist Health, D	A2	5.00	11/15/35	500	511,595	—	—	500	511,595
Adventist Health, I (f)	A2	5.00	11/16/09	500	517,115	500	517,115	1,000	1,034,230
Highlands FL.Cmnty. Dev.
Distr. Rev. Spec. Assmt.	NR	5.55	5/01/36	500	505,690	—	—	500	505,690
Hillsborough Cnty.
Aviation Auth. Rev., Tampa Int’l.
Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,092,750	—	—	1,000	1,092,750
Hillsborough Cnty. Ind. Dev.
Auth., Cigarette Tax Alloc., H Lee
Moffitt Cancer Proj., Ser. B,
A.M.B.A.C.	Aaa	5.50	9/01/16	1,840	2,022,197	—	—	1,840	2,022,197
Indigo Cmnty. Dev. Dist. Cap. Impvt.
Rev., Ser. B	NR	6.40	5/01/06	10	10,002	—	—	10	10,002
Jacksonville Elec. Auth. Rev.
St. Johns Rvr. Pwr. Park Issue 2
Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	844,690	—	—	1,000	844,690
Jacksonville Sales Tax Rev.,
A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,086,450	—	—	1,000	1,086,450
F.G.I.C.	Aaa	5.375	10/01/18	1,000	1,088,000	—	—	1,000	1,088,000
Jacksonville Swr. & Solid
Wste. Disp. Facs. Rev.,
Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000	1,023,860	—	—	1,000	1,023,860
Jacksonville Wtr. & Swr. Dev. Rev.,
United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,533,510	—	—	1,500	1,533,510
Leon Cnty. Cap. Impvt. Rev.,
Rfdg., A.M.B.A.C.	Aaa	5.00	10/01/21	1,775	1,912,243	—	—	1,775	1,912,243
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	—	—	3,040	3,213,918	3,040	3,213,918

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Miami Dade Cnty. Sch. Brd. Rev.,
Ser. A, F.S.A.(b)	Aaa	6.00	10/01/09	$1,000	$1,084,710	—	—	$1,000	$1,084,710
Miami Homeland
Defense/Neighborhood,
M.B.I.A., G.O.	Aaa	5.50	1/01/20	2,000	2,173,240	—	—	2,000	2,173,240
Northern Palm Beach Cnty. Impt.
Dist., Rev. Rfdg. Wtr. Ctrl. &
Impvt. Unit Dev., Rez. Ser. 9-B,
M.B.I.A.	Aaa	5.00	8/01/22	1,230	1,330,147	—	—	1,230	1,330,147
Orlando Util. Cmnty., Wtr. & Elec. Rev., Ser. C	Aa1	5.25	10/01/21	2,000	2,157,340	—	—	2,000	2,157,340
Osceola Cnty., Infrastructure
Sales Surtax, Rev., A.M.B.A.C.	Aaa	5.375	10/01/17	1,995	2,170,560	—	—	1,995	2,170,560
Ser. A, F.G.I.C.	Aaa	5.00	8/01/24	2,150	2,269,368	—	—	2,150	2,269,368
Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500	1,572,420	—	—	1,500	1,572,420
Palm Beach Cnty. Florida Sch. Brd., C.O.P.,
Palm Beach Cnty. Sch. Brd.,
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/22	—	—	$1,350	$1,431,824	1,350	1,431,824
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/23	—	—	2,555	2,702,424	2,555	2,702,424
Palm Beach Cnty. Pub. Impvt.
Rev., Conv. Ctr. Proj.,
F.G.I.C.(b)	Aaa	5.50	11/01/11	1,055	1,157,398	—	—	1,055	1,157,398
Paseo Cmnty. Dev. Dist. Cap. Impvt.
Rev., Ser. A	NR	5.40	5/01/36	350	351,603	—	—	350	351,603
Pembroke Pines Pub. Impvt.
Rev., A.M.B.A.C.	Aaa	5.50	10/01/16	1,360	1,495,973	—	—	1,360	1,495,973
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/17	1,000	1,098,480	—	—	1,000	1,098,480
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000	1,098,480	—	—	1,000	1,098,480
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	—	—	1,000	1,055,390	1,000	1,055,390
West Palm Beach Fla. Cmnty. Redev. Tax Allocation	A(d)	5.00	3/01/35	1,000	1,019,090	—	—	1,000	1,019,090
					43,795,040		20,002,323		63,797,363

Georgia 0.0%, 0.3%, 0.3%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	—	—	500	607,670	500	607,670
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	—	—	750	912,083	750	912,083
					—		1,519,753		1,519,753

Hawaii 1.0%, 1.8%, 1.7%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	—	—	2,000	2,183,980	2,000	2,183,980
Honolulu City & Cnty. Wste. Wtr. Sys. Rev.,

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Ser. A, F.G.I.C.	Aaa	5.00	7/01/24	$500	$531,810	$4,285	$4,557,612	$4,785	$5,089,422
Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	—	—	2,000	2,199,720	2,000	2,199,720
					531,810		8,941,312		9,473,122
Illinois 0.0%, 5.7%, 5.2%
Chicago IL, G.O., F.G.I.C.	Aaa	5.25	1/01/28	—	—	3,625	3,808,751	3,625	3,808,751
Chicago O’Hare International Airport Rev., General Airport, 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	—	—	1,975	2,097,312	1,975	2,097,312
Gilberts Specific Ser. Service Area Number 9 Specific Tax, Big Timber Proj.(b)	AAA(d)	7.75	3/01/11	—	—	2,000	2,385,560	2,000	2,385,560
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Univ. Center Proj.	Baa3	6.00	5/01/22	—	—	1,500	1,626,360	1,500	1,626,360
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	—	—	5,000	5,302,600	5,000	5,302,600
McLean & Woodford Counties Cmnty. Unit Sch.Dist. Number 005, G.O., F.S.A.(b)	Aaa	5.625	12/01/11	—	—	4,000	4,371,960	4,000	4,371,960
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	—	—	8,500	9,105,625	8,500	9,105,625
							28,698,168		28,698,168
Indiana 0.0%, 0.4%, 0.4%
Indiana Health & Educational Fac. Fin. Auth. Rev., Clarion Health Oblig., Ser. A	A2	5.00	2/15/39	—	—	2,000	2,021,860	2,000	2,021,860
Kansas 0.0%, 2.6%, 2.3%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	—	—	2,335	2,449,462	2,335	2,449,462
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	—	—	2,385	2,452,233	2,385	2,452,233
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	—	—	2,170	2,282,775	2,170	2,282,775
Wyandotte Cnty. Kansas City Unit Government Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	—	—	5,000	5,749,450	5,000	5,749,450
					—		12,933,920		12,933,920
Louisiana 0.0%, 1.6%, 1.5%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	—	—	2,000	2,159,920	2,000	2,159,920
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	—	—	5,780	6,063,509	5,780	6,063,509
					—		8,223,429		8,223,429

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Maryland 1.0%, 1.9%, 1.9%
Baltimore Econ. Dev. Lease Rev., Armistead
Partnership, Ser. A	A(d)	7.00	8/01/11	—	—	740	741,310	740	741,310
Maryland St. Hlth. & Higher Ed. Facs. Auth.
Rev., Univ. Maryland Med. Systems (b)	A3	6.75	7/01/10	500	568,550	5,000	5,685,499	5,500	6,254,049
Northeast Wste. Disp. Auth. Rev., Baltimore
City Sludge Corporate Proj. 144A (cost
$1,161,000; purchased 6/30/93) (f)(h)(j)	NR	7.25	7/01/07	—	—	1,161	1,201,589	1,161	1,201,589
Montgomery Cnty. Restoration Recovery Proj.,
Ser. A, A.M.T. 144A (f)(h)	A2	6.00	7/01/07	—	—	1,000	1,022,650	1,000	1,022,650
Takoma Park Hosp. Facs. Rev., Washington
Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	—	—	1,000	1,116,390	1,000	1,116,390
					568,550		9,767,438		10,335,988
Massachusetts 0.0%, 5.1%, 4.6%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev.,
Harbor Elec. Energy Company Proj., A.M.T.	Aa3	7.375	5/15/15	—	—	1,195	1,219,593	1,195	1,219,593
Massachusetts St. Dev. Fin. Agcy. Rev.,
Concord Assabet Fam. Services(f)	Ba2	6.00	11/01/28	—	—	640	645,114	640	645,114
Massachusetts St. Health & Ed. Facs. Auth.
Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	—	—	3,590	4,025,431	3,590	4,025,431
Rev., Harvard Univ., Ser. W(b)	Aaa	6.00	7/01/10	—	—	500	554,645	500	554,645
Rev., Partners Healthcare Systems, Ser. F	Aa3	5.00	7/01/22	—	—	1,500	1,584,720	1,500	1,584,720
Rev., Simmons College, Ser. D, A.M.B.A.C.(b)	Aaa	6.05	10/01/10	—	—	1,000	1,114,800	1,000	1,114,800
Rev., Univ. Massachusetts Proj., Ser. A,
F.G.I.C.(b)	Aaa	5.875	10/01/10	—	—	500	553,765	500	553,765
Rev., Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	—	—	825	930,047	825	930,047
Massachusetts St. Ind. Dev. Fin. Agcy. Rev.,
Bradford College, 144A (cost $499,847;
purchased 4/30/98) (c)(h)(j)	NR	Zero	11/01/28	—	—	970	242,610	970	242,610
Massachusetts St. Sch. Building Auth.
Dedicated Sales Tax Rev., Ser. A, F.S.A.	Aaa	5.00	8/15/24	—	—	8,000	8,534,080	8,000	8,534,080
Massachusetts St. Special Obligation Rev.,
Ser. A, F.S.A.	Aaa	5.50	6/01/21	—	—	2,000	2,330,040	2,000	2,330,040
Massachusetts St. Wtr. Pollutant Abatement
Trust Rev., Pool Program, Ser. 9	Aaa	5.25	8/01/33	—	—	2,500	2,679,050	2,500	2,679,050
Rail Connections, Inc., Rev., Route 128, Ser. B,
A.C.A., C.A.B.S.(b)	Aaa	Zero	7/01/09	—	—	2,500	1,046,650	2,500	1,046,650
					—		25,460,545		25,460,545
Michigan 0.0%, 2.0%, 1.8%
Harper Creek Cmnty. Sch. Dist., G.O.(b)	Aa2	5.50	5/01/11	—	—	1,500	1,632,435	1,500	1,632,435
Michigan St. Building Auth. Rev., Rfdg. Facs.
Program, Ser. III	Aa3	5.375	10/15/22	—	—	3,750	4,064,325	3,750	4,064,325
Michigan St. Hosp. Fin. Auth. Rev., Ascension
Health, Ser. A	Aa3	5.00	11/01/12	—	—	1,250	1,323,275	1,250	1,323,275
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/12	—	—	1,100	868,527	1,100	868,527
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/13	—	—	1,000	755,130	1,000	755,130

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	—	—	1,270	1,318,717	1,270	1,318,717
					—		9,962,409		9,962,409
Minnesota 0.0%, 1.3%, 1.1%
Minnesota Higher Education Facility Rev.,
St. Thomas Univ.	A2	5.00	4/01/23	—	—	1,000	1,060,990	1,000	1,060,990
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam.
Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	—	—	3,030	3,140,959	3,030	3,140,959
Minnesota St. Mun. Powr. Agcy. Elec. Rev.	A3	5.25	10/01/21	—	—	2,000	2,161,040	2,000	2,161,040
					—		6,362,989		6,362,989
Nevada 0.0%, 1.6%, 1.4%
Clark Cnty. Industrial Dev. Rev., Nevada Powr.
Company Proj., Ser. A	B-(d)	5.60	10/01/30	—	—	4,735	4,723,447	4,735	4,723,447
Clark Cnty. Sch. Dist., G.O., F.S.A.	Aaa	5.00	6/15/18	—	—	3,000	3,238,500	3,000	3,238,500
					—		7,961,947		7,961,947
New Hampshire 0.0%, 1.2%, 1.1%
Manchester Hsg. & Redev. Auth. Rev., Ser. B,
C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	—	—	4,740	1,916,619	4,740	1,916,619
New Hampshire Health & Ed. Facs. Auth. Rev.,
New Hampshire College Issue(b)	BBB-(d)	7.50	1/01/11	—	—	3,000	3,524,550	3,000	3,524,550
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College	BBB-(d)	6.30	1/01/07	—	—	145	151,258	145	151,258
Rev., New Hampshire College	BBB-(d)	6.30	1/01/16	—	—	355	366,051	355	366,051
					—		5,958,478		5,958,478
New Jersey 0.0%, 4.7%, 4.2%
Casino Reinvestment Dev. Auth. Rev., Room Fee,
A.M.B.A.C.	Aaa	5.25	1/01/24	—	—	1,600	1,757,568	1,600	1,757,568
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax (d)	Baa2	5.625	6/15/19	—	—	1,250	1,328,375	1,250	1,328,375
Cigarette Tax	Baa2	5.75	6/15/34	—	—	750	797,175	750	797,175
Sch. Facs. Constrs., Ser. O	A1	5.25	3/01/26	—	—	1,000	1,077,300	1,000	1,077,300
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25	7/01/17	—	—	2,175	2,434,956	2,175	2,434,956
Raritan Bay Med. Center Issue	NR	7.25	7/01/27	—	—	2,000	2,051,200	2,000	2,051,200
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	—	—	2,000	2,186,520	2,000	2,186,520
South Jersey Hosp.	Baa1	6.00	7/01/26	—	—	1,565	1,680,669	1,565	1,680,669
South Jersey Hosp.	Baa1	6.00	7/01/32	—	—	1,000	1,068,810	1,000	1,068,810
New Jersey Transportation Trust Fund. Rev.,
Ser. D, F.S.A.	Aaa	5.00	6/15/19	—	—	5,000	5,360,650	5,000	5,360,650

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Newark Hsg. Auth., Port Auth. Rev.,
Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	—	—	3,000	3,138,360	3,000	3,138,360
Tobacco Settlement Financing Corporation
Rev., Asset Bkd.	Baa3	6.00	6/01/37	—	—	400	424,320	400	424,320
					—		23,305,903		23,305,903
New Mexico 0.0%, 2.2%, 2.0%
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	7/01/36	—	—	2,455	2,615,262	2,455	2,615,262
Sngl. Fam. Mtge.,
Ser. B, G.N.M.A., F.N.M.A.,
F.H.L.M.C., A.M.T.	AAA(d)	4.75	7/01/35	—	—	4,455	4,517,325	4,455	4,517,325
Sngl. Fam. Mtge.,
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	—	—	1,145	1,189,037	1,145	1,189,037
Single Fam. Mtge. Program,
Ser. E, G.N.M.A., F.N.M.A.,
F.H.L.M.C., A.M.T.	AAA(d)	5.50	7/01/35	—	—	2,405	2,538,646	2,405	2,538,646
					—		10,860,270		10,860,270
New York 0.0%, 12.6%, 11.3%
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	—	—	1,250	1,387,825	1,250	1,387,825
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	—	—	3,030	3,352,847	3,030	3,352,847
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	—	—	6,765	7,319,120	6,765	7,319,120
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	—	—	4,000	4,407,120	4,000	4,407,120
New York City, G.O.,
Ser. D	A1	7.65	2/01/07	—	—	45	45,154	45	45,154
New York City Muni. Wtr. Fin. Auth., Rev.	Aa2	5.00	6/15/36	—	—	2,000	2,108,560	2,000	2,108,560
New York City Transitional Fin. Auth. Rev.,
Ref. Future Tax Sec’d., Ser. A-1	Aa1	5.00	11/01/24	—	—	2,000	2,130,080	2,000	2,130,080
Ser. C	Aa1	5.50	2/15/16	—	—	2,500	2,736,850	2,500	2,736,850
New York St. Dorm. Auth. Rev., Ref. Sec’d.
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/17	—	—	2,160	2,364,919	2,160	2,364,919
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/18	—	—	2,300	2,516,568	2,300	2,516,568
New York St. Environment Facs.
Corporate Poll.
Control Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	—	—	1,260	1,287,682	1,260	1,287,682
New York St. Mun. Brd. Bank Agcy. Rev.,
Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	—	—	3,200	3,462,848	3,200	3,462,848
Sch. Supply, Ser. C	A+(d)	5.25	12/01/22	—	—	3,595	3,896,405	3,595	3,896,405
New York St. Thrwy. Auth.,
Ser. B, A.M.B.A.C.	Aaa	5.50	4/01/20	—	—	5,000	5,819,400	5,000	5,819,400
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd.,
Ser. A-1	A1	5.50	6/01/14	—	—	3,000	3,166,020	3,000	3,166,020
Ser. A-1	A1	5.50	6/01/15	—	—	500	534,315	500	534,315
Ser. A-1	A1	5.50	6/01/16	—	—	3,000	3,205,890	3,000	3,205,890
Ser. A-1	A1	5.50	6/01/18	—	—	3,000	3,271,050	3,000	3,271,050
Ser. C-1	A1	5.50	6/01/19	—	—	5,000	5,481,300	5,000	5,481,300

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
United Nations Dev. Cop. Rev.,
Ser. A	A3	5.25	7/01/17	—	—	2,000	2,054,600	2,000	2,054,600
Ser. A	A3	5.25	7/01/21	—	—	1,370	1,407,401	1,370	1,407,401
Ser. A	A3	5.25	7/01/25	—	—	1,000	1,026,400	1,000	1,026,400
					—		62,982,354		62,982,354
North Carolina 0.0%, 2.7%, 2.4%
Charlotte Airport Rev., Ser. B, A.M.T.,
M.B.I.A.	Aaa	6.00	7/01/24	—	—	1,000	1,075,230	1,000	1,075,230
Charlotte Storm Wtr. Fee Rev.(b)	Aa2	6.00	6/01/10	—	—	500	552,855	500	552,855
North Carolina Eastern Mun.
Powr. Agcy.,
Powr. Systems Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	—	—	1,000	1,185,040	1,000	1,185,040
Powr. Systems Rev., Ser. A(b)	Aaa	6.00	1/01/22	—	—	650	800,553	650	800,553
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	2,635	3,279,627	2,635	3,279,627
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	1,005	1,226,241	1,005	1,226,241
Powr. Systems Rev., Ser. A(b)	AAA(d)	6.40	1/01/21	—	—	1,000	1,228,250	1,000	1,228,250
North Carolina Hsg. Fin. Agcy. Rev.,
Home
Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	—	—	760	788,112	760	788,112
North Carolina Mun. Powr. Agcy. Rev., Number 1
Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	—	—	1,250	1,356,200	1,250	1,356,200
Piedmont Triad Airport Auth. Rev., Ser. B,
A.M.T., F.S.A.	Aaa	6.00	7/01/21	—	—	1,000	1,076,540	1,000	1,076,540
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	—	—	1,000	1,041,500	1,000	1,041,500
					—		13,610,148		13,610,148
North Dakota 0.0%, 2.1%, 1.9%
Mercer Cnty. Poll. Control Rev.,
Antelope Valley
Station, A.M.B.A.C.	Aaa	7.20	6/30/13	—	—	9,000	10,492,560	9,000	10,492,560
Ohio 0.0%, 4.1%, 3.7%
Brecksville Broadview Heights
City Sch. Dist., G.O., F.G.I.C.	Aaa	6.50	12/01/16	—	—	1,000	1,041,770	1,000	1,041,770
Columbus Citation Hsg. Dev. Corporate,
Mtge. Rev., A.M.T., F.H.A.(b)	NR	7.625	1/01/15	—	—	1,585	1,940,769	1,585	1,940,769
Cuyahoga Cnty. Hosp. Facs. Rev.,
Canton, Inc. Proj.	Baa2	7.50	1/01/30	—	—	5,000	5,580,299	5,000	5,580,299
Hamilton Cnty. Sales Tax Rev., Sub.,
Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	—	—	2,000	1,053,660	2,000	1,053,660
Hilliard Sch. Dist. Sch. Impvt., G.O.,
C.A.B.S., F.G.I.C.	Aaa	Zero	12/01/19	—	—	1,720	951,470	1,720	951,470
Lucas Cnty. Health Care Facs. Rev.,
Rfdg., Presbyterian Services, Ser. A	NR	6.625	7/01/14	—	—	1,750	1,813,158	1,750	1,813,158
Rfdg. & Impvt., Sunset Retirement, Ser. A	NR	6.625	8/15/30	—	—	1,000	1,074,160	1,000	1,074,160
Lucas Cnty. Hosp. Rev., Rfdg., Promedica
Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	—	—	3,935	4,174,051	3,935	4,174,051

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					Florida		National		Dryden Florida
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Newark Wtr. Imprvmt, Ltd. Tax, G.O.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero		12/01/06	—	—	805	784,795	805	784,795
Ohio St. Higher Ed. Facility Cmnty. Rev., Case
Western Reserve Univ., Ser. B	A1	6.50		10/01/20	—	—	750	920,460	750	920,460
Richland Cnty. Hosp. Facs. Rev., Medcentral
Health Systems, Ser. B	A-(d)	6.375		11/15/22	—	—	1,000	1,093,100	1,000	1,093,100
						—		20,427,692		20,427,692

Oklahoma 0.0%, 1.8%, 1.6%
Oklahoma Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. B-1, G.N.M.A., F.N.M.A.,
A.M.T.	Aaa	4.875		9/01/33	—	—	2,995	3,042,770	2,995	3,042,770
Oklahoma St. Tpke. Auth. Rev., Second Sr.,
Ser. B, F.G.I.C.	Aaa	5.00		1/01/16	—	—	5,900	6,135,528	5,900	6,135,528
						—		9,178,298		9,178,298

Pennsylvania 0.0%, 2.2%, 2.0%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp.
Proj.	BBB-(d)	5.60		7/01/10	—	—	685	700,097	685	700,097
Monroe Cnty. Hosp. Auth. Rev.,
Pocono Med. Center	BBB+(d)	6.00		1/01/43	—	—	1,750	1,872,430	1,750	1,872,430
Philadelphia Wtr. & Wste. Water Rev., Ser. A,
F.S.A.	Aaa	5.00		7/01/12	—	—	4,645	4,980,602	4,645	4,980,602
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00		9/01/11	—	—	1,500	1,598,130	1,500	1,598,130
Westmoreland Cnty. Industrial Dev. Agy. Rev.,
Gtd., Wst. Mgmt. Valley Landfill Proj., A.M.T.	BBB(d)	5.10		5/01/09	—	—	2,000	2,056,640	2,000	2,056,640
						—		11,207,899		11,207,899

Puerto Rico 7.4%, 1.5%, 2.1%
Puerto Rico Comwlth., G.O., R.I.T.E.S.,
PA 625, A.M.B.A.C., T.C.R.S.(h)	NR	11.375	(i)	7/01/10	—	—	500	639,780	500	639,780
PA642B, M.B.I.A.(h)	NR	8.892	(i)	7/01/12	1,500	1,864,440	1,000	1,242,960	2,500	3,107,400
Puerto Rico Comwlth., Hwy. & Trans. Auth. Rev.,
Ser. G, F.G.I.C.	Aaa	5.25		7/01/18	—	—	2,250	2,452,680	2,250	2,452,680
Ser. K	Baa2	5.00		7/01/14	—	—	2,000	2,124,520	2,000	2,124,520
Puerto Rico Elec. Pwr. Auth.
Pwr. Rev., Ser. RR, X.L.C.A.	Aaa	5.00		7/01/25	1,000	1,065,210	—	—	1,000	1,065,210
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.00		8/01/12	—	—	1,000	1,057,010	1,000	1,057,010
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.25		8/01/25	500	536,875	—	—	500	536,875
Puerto Rico Pub. Fin. Corp., Comnwlth.
Approp. Rev., Ser. E(b)	Aaa	5.70		2/01/10	500	539,940	—	—	500	539,940
						4,006,465		7,516,950		11,523,415

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
South Carolina 0.0%, 4.0%, 3.6%
Charleston Ed.Excellence Financing Corporation
Rev., Charleston Cnty. Sch. Dist.	A1	5.25	12/01/25	—	—	5,000	5,354,400	5,000	5,354,400
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	—	—	4,400	5,044,072	4,400	5,044,072
Dorchester Cnty. School Dist. Growth Rev.	A3	5.00	12/01/30	—	—	1,000	1,037,880	1,000	1,037,880
South Carolina Jobs Econ. Dev. Auth. Hosp.
Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (b)	Baa1	6.875	8/01/13	—	—	2,655	3,159,291	2,655	3,159,291
Ser. C	Baa1	6.875	8/01/27	—	—	345	399,755	345	399,755
South Carolina State Public Service Auth. Rev.,
Santee Cooper, M.B.I.A.	Aaa	5.00	1/01/30	—	—	2,500	2,651,450	2,500	2,651,450
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	—	—	2,000	2,154,420	2,000	2,154,420
					—		19,801,268		19,801,268
South Dakota 0.0%, 0.2%, 0.2%
Edl. Enhancement Fin. Fdg. Corporation Rev.,
Tobacco, Ser. B	Baa3	6.50	6/01/32	—	—	1,000	1,089,810	1,000	1,089,810

Tennessee 0.0%, 2.2%, 2.0%
Bristol Health & Edl. Facility Rev., Bristol Mem.
Hosp., F.G.I.C.(f)	Aaa	6.75	9/01/10	—	—	5,000	5,540,450	5,000	5,540,450
Shelby Cnty. Health Edl. & Hsg. Facility Brd.
Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	940	1,093,540	940	1,093,540
Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	560	651,470	560	651,470
Tennessee Hsg. Dev. Agcy. Rev., Homeownership
Program, A.M.T.	Aa2	5.00	7/01/34	—	—	3,595	3,646,373	3,595	3,646,373
					—		10,931,833		10,931,833
Texas 2.0%, 6.7%, 6.3%
Alvin Tx. Indpt. Sch. Dist., G.O.,
Schoolhouse, Ser. A,
P.S.F.G.	Aaa	5.00	2/15/22	1,010	1,068,398	—	—	1,010	1,068,398
Brazos River Auth. Poll. Control Rev., TXU
Energy Co. LLC Proj.	Baa2	5.40	5/01/29	—	—	1,500	1,508,865	1,500	1,508,865
Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	—	—	1,255	1,391,230	1,255	1,391,230
Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/14	—	—	1,000	1,069,010	1,000	1,069,010
Brazos River Auth. Rev., Houston Inds., Inc.
Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	—	—	3,500	3,683,400	3,500	3,683,400
Cash Supply Utility Dist. Rev., Rfdg. & Impvt.,
M.B.I.A.	Aaa	5.25	9/01/22	—	—	1,765	1,923,179	1,765	1,923,179
Frisco Independent School District,
G.O., P.S.F.G.	Aaa	5.25	8/15/23	—	—	2,360	2,595,339	2,360	2,595,339
G.O., P.S.F.G.	Aaa	5.25	8/15/24	—	—	2,480	2,720,659	2,480	2,720,659
Houston Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	—	—	9,000	9,773,911	9,000	9,773,911
Lower Colorado River Auth. Transmission
Contract Rev., LCRA Trans. Services Corporate
Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	—	—	2,250	2,416,568	2,250	2,416,568

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Matagorda Cnty. Nav. Dist. Number 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	—	—	$2,000	$2,099,780	$2,000	$2,099,780
Sabine River Auth. Poll. Control Rev., TXU Energy Company LLC Proj., Ser. B	Baa2	6.15	8/01/22	—	—	1,000	1,093,560	1,000	1,093,560
Southwest Texas Indpt. Sch. Dist., Rfdg., G.O., P.S.F.	AAA(d)	5.25	2/01/22	—	—	1,000	1,092,110	1,000	1,092,110
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	—	—	2,240	2,438,710	2,240	2,438,710
					$1,068,398		33,806,321		34,874,719
U.S. Virgin Islands 2.0%, 0.3%, 0.5%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	—	—	1,500	1,614,795	1,500	1,614,795
U.S. Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25	10/01/18	1,000	1,103,090	—	—	1,000	1,103,090
					1,103,090		1,614,795		2,717,885
Utah 1.3%, 0.0%, 0.1%
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	675	706,394	—	—	675	706,394
Virginia 0.0%, 2.4%, 2.2%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste. Disposal Rev., Wste. Mgmt. Services, Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	2,300	2,389,286	2,300	2,389,286
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Health Systems, Inc., Ser. A	A3	5.60	11/15/30	—	—	850	894,948	850	894,948
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa	5.25	7/15/17	—	—	5,775	6,360,412	5,775	6,360,412
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	1,400	1,454,348	1,400	1,454,348
Tobacco Settlement Financing Corporation Rev., Asset Bkd.	Baa3	5.625	6/01/37	—	—	1,000	1,025,650	1,000	1,025,650
					—		12,124,644		12,124,644
Washington 0.0%, 3.6%, 3.3%
Cowlitz Cnty. Sch. Dist. Number 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	—	—	3,500	3,803,030	3,500	3,803,030
Energy Northwest Elec. Rev., Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	—	—	4,000	4,496,360	4,000	4,496,360
Proj. Number 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	—	—	3,000	3,381,270	3,000	3,381,270
Proj. Number 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	—	—	4,010	4,371,381	4,010	4,371,381
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	—	—	1,945	2,124,290	1,945	2,124,290
					—		18,176,331		18,176,331

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody's Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
West Virginia 0.0%, 0.5%, 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill
Hosp. Rev., Ser. B(b)(h)	A2	6.75	9/01/10	—	—	2,000	2,277,320	2,000	2,277,320

Wisconsin 0.0%, 1.0%, 0.9%
Badger Tobacco Asset Securitization Corporation,
Rev., Asset Bkd.	Baa3	6.125	6/01/27	—	—	2,905	3,089,729	2,905	3,089,729
Wisconsin St. Health & Ed.Facs. Auth. Rev.,
Marshfield Clinic, Ser.B	BBB+(d)	6.00	2/15/25	—	—	2,000	2,126,340	2,000	2,126,340
					—		5,216,069		5,216,069
Total long-term investments
(cost $49,717,611, $471,397,699, $521,115,310)					51,779,747		495,389,869		547,169,616

SHORT-TERM INVESTMENTS 5.1%, 0.6%, 1.0%

Alabama 0.0%, 0.6%, 0.5%
Mcintosh Ind. Dev. Brd. Environ. Impvt. Rev.,
A.M.T., F.R.D.D.(e)	P-2	3.28	3/01/06	—	—	2,850	2,850,000	2,850	2,850,000

Florida 5.1%, 0.0%, 0.5%
Florence Cnty. SC Frn. Sld. Wste. Rev.
Roche Carolina, Inc., Series 1997 A.M.T.,
F.R.D.D.(e)	A-1+(d)	3.05	3/01/06	200	200,000	—	—	200	200,000
Florida Higher Edl. Facs. Fing, St. Thomas Univ.
F.R.D.D.(e)	A-1+(d)	2.96	3/01/06	100	100,000	—	—	100	100,000
Municipal Secs. Trust Ctfs., F.R.D.D.,
144A, G.O.(e)	A-1(d)	3.05	3/01/06	2,200	2,200,000	—	—	2,200	2,200,000
Port Bellingham Wash. Indl.
Dev. Corp. Rev., F.R.D.D.(e)	VMIG1	3.04	3/01/06	250	250,000	—	—	250	250,000
					2,750,000		—		2,750,000
Total short-term investments
(cost $2,750,000, $2,850,000, $5,600,000)					2,750,000		2,850,000		5,600,000

Total Investments(g) 100.2%, 99.4%, 99.5% (cost $52,467,611, $474,247,699, $526,715,310)					54,529,747		498,239,869		552,769,616

Other assets (Liabilities) in excess of liabilities (other assets)(k)
-0.2%, 0.6%, 0.5%					(82,454)		2,876,118		2,562,164	*

Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Florida		National		Dryden Florida
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Net Assets 100%					$54,447,293		$501,115,987		$555,331,780	*

*                    Amounts reflect the adjustments to the Pro Forma Statement of Assets and Liabilities for the Reorganization relating to reorganization expenses attributable to Dryden Florida Fund.

(a)             The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Corporation

M.B.I.A.—Municipal Bond Insurance Corporation

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

P.S.F.G.—Permanent School Fund Guaranty

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—X.L. Capital Assurance

144A  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)            All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)             Represents issuer in default of interest payments; non-income producing security.

(d)            Standard & Poor’s rating.

(e)             For the purposes of amortized cost valuation, the maturity date of the Floating Rate Demand notes is considered to be the latter of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at February 28, 2006.

(f)               All or portion of security segregated as collateral for financial futures contracts.

(g)            As of February 28, 2006, one security representing $242,610 and 0.05% and 0.04% of the total market value of Dryden National Fund and Pro Forma Dryden National Fund, respectively, was fair valued in accordance with the policies adopted by the Board of Directors.

(h)            Indicates a security that has been deemed illiquid.

(i)                Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2006.

(j)                Indicates a security that is restricted as to resale. The aggregate cost of such securities is $1,660,847 and $1,660,847 for Dryden National Fund and Pro Forma Dryden National Fund, respectively. The aggregate value of $1,444,199 and $1,444,199 is approximately 0.29% and 0.26% of net assets for Dryden National Fund and Pro Forma Dryden National Fund, respectively.

(k)             Other assets (Liabilities) in excess of liabilities (other assets) include net unrealized appreciation (depreciation) on financial futures as follows:

Open financial futures contracts outstanding as of February 28, 2006:

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
Long Position:
United States Treasury 2 Year Notes	June 2006
Dryden Florida Fund		—	—	—	—
Dryden National Fund		7	$ 1,428,888	$ 1,430,625	$ 1,737
Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization		7	1,428,888	1,430,625	1,737
United States Treasury 5 Year Notes	June 2006
Dryden Florida Fund		10	1,051,248	1,051,875	627
Dryden National Fund		48	5,045,921	5,049,000	3,079
Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization		58	6,097,169	6,100,875	3,706
					5,443
Short Positions:
United States Treasury 10 Year Notes	March 2006
Dryden Florida Fund		—	—	—	—
Dryden National Fund		168	18,236,682	18,144,000	92,682
Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization		168	18,236,682	18,144,000	92,682
United States Treasury 10 Year Notes	June 2006
Dryden Florida Fund		26	2,796,880	2,805,562	(8,682)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization		26	2,796,880	2,805,562	(8,682)
United States Treasury 30 Year Bonds	March 2006
Dryden Florida Fund		—	—	—	—
Dryden National Fund		90	10,135,791	10,178,437	(42,646)
Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization		90	10,135,791	10,178,437	(42,646)
United States Treasury 30 Year Bonds	June 2006
Dryden Florida Fund		5	564,852	565,469	(617)
Dryden National Fund		117	13,220,028	13,231,969	(11,941)
Pro Forma Dryden National Fund After Dryden Florida Fund Reorganization		122	13,784,880	13,797,438	(12,558)
					28,796
					$34,239

Dryden National Fund After Dryden Florida Fund Reorganization

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	Florida	National	Pro Forma		Dryden Florida
	Fund	Fund	Adjustments		Fund Reorganization
Assets
Investments, at value (A)	$54,529,747	$498,239,869			$552,769,616
Cash	75,296	42,277			117,573
Interest receivable	685,925	5,981,422			6,667,347
Receivable for Series/Fund shares sold	24,002	5,687			29,689
Due from broker - variation margin	—	—			—
Prepaid expenses	3,742	20,547			24,289
Total assets	55,318,712	504,289,802	—		559,608,514

Liabilities
Payable for Series/Fund shares reacquired	151,094	314,061			465,155
Payable for investments purchased	523,496	2,083,680			2,607,176
Accrued expenses	132,953	151,168	$231,500	(a)	515,621
Management fee payable	20,978	153,329			174,307
Distribution fee payable	12,769	102,818			115,587
Due to broker - variation margin	9,559	174,894			184,453
Dividends payable	9,918	106,111			116,029
Transfer agent fee payable	3,059	54,884			57,943
Deferred directors’/trustees’ fees	7,593	32,870			40,463
Total liabilities	871,419	3,173,815	231,500		4,276,734

Net Assets	$54,447,293	$501,115,987	$(231,500)		$555,331,780

Net assets were comprised of:
Common stock, at par	$53,854	$330,586	$(18,108	)(b)	$366,332
Paid-in capital in excess of par	52,223,483	475,699,148	18,108	(b)	$527,940,793
	52,277,337	476,029,734			528,307,071
Undistributed net investment income	53,947	353,860	(231,500	)(a)	176,307
Accumulated net realized gain (loss) on investments	62,545	697,312			759,857
Net unrealized appreciation (depreciation) on investments	2,053,464	24,035,081			26,088,545
Net assets, February, 2006	$54,447,293	$501,115,987	$(231,500)		$555,331,780

(A) Investments at cost	$52,467,611	$474,247,699	$—	$526,715,310

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	Florida	National	Pro Forma		Dryden Florida
	Fund	Fund	Adjustments		Fund Reorganization
Net Asset Value
Class A
Net assets	$44,320,189	$468,271,306	$(188,441	)(a)	$512,403,054
Shares of beneficial interest issued and outstanding	4,383,767	30,896,802	(1,472,702	)(c)	33,807,867
Net asset value and redemption price per share	$10.11	$15.16			$15.16
Maximum sales charge (4% of offering price)	0.42	0.63			0.63
Maximum offering price to public	$10.53	$15.79			$15.79

Class B
Net assets	$5,914,860	$26,371,060	$(25,149	)(a)	$32,260,771
Shares of beneficial interest issued and outstanding	584,983	1,735,146	(197,502	)(c)	2,122,627
Net asset value, offering price and redemption price per share	$10.11	$15.20			$15.20

Class C
Net assets	$3,395,897	$3,434,735	$(14,439	)(a)	$6,816,193
Shares of beneficial interest issued and outstanding	335,889	225,989	(113,425	)(c)	448,453
Net asset value, offering price and redemption price per share	$10.11	$15.20			$15.20

Class Z
Net assets	$816,347	$3,038,886	$(3,471	)(a)	$3,851,762
Shares of beneficial interest issued and outstanding	80,734	200,637	(27,079	)(c)	254,292
Net asset value, offering price and redemption price per share	$10.11	$15.15			$15.15

(a)             Reflects the estimated Reorganization expenses of $231,500 attributable to Dryden Florida Fund.

(b)            Change in consolidated par amount due to Reorganization.

(c)             Represents the difference between total additional shares to be issued (see note 2) and current Dryden National Municipals Fund, Inc. shares outstanding.

Dryden National Fund After Dryden Florida Fund Reorganization

Statement of Operations
For the Twelve Months Ended February 28, 2006 (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	Florida	National	Pro Forma		Dryden Florida
Net Investment Income (Loss)	Fund	Fund	Adjustments		Fund Reorganization
Income
Interest	$2,784,669	$25,078,835	$—		$27,863,504
Total income	2,784,669	25,078,835	—		27,863,504

Expenses
Management fee	302,275	2,546,580	(30,189	)(B)	2,818,666
Distribution fee—Class A	119,755	1,215,266	—		1,335,021
Distribution fee—Class B	39,402	154,034	—		193,436
Distribution fee—Class C	28,376	27,682	—		56,058
Custodian’s fees and expenses **	79,500	123,000	(42,500	)(B)	160,000
Transfer agent’s fees and expenses (A)	29,000	335,000	—		364,000
Reports to shareholders	34,000	75,000	(24,000	)(B)	85,000
Registration fees	54,000	51,000	(45,000	)(B)	60,000
Audit fee	22,000	24,000	(20,000	)(B)	26,000
Legal fees and expenses	31,000	33,000	(24,000	)(B)	40,000
Directors’ fees	12,000	19,000	(8,000	)(B)	23,000
Miscellaneous	13,677	31,437	(5,114	)(B)	40,000
Total expenses	764,985	4,634,999	(198,803)		5,201,181
Less: Custodian fee credit	(1,037)	—	1,037		—
Net expenses	763,948	4,634,999	(197,766)		5,201,181

Net investment income (loss)	2,020,721	20,443,836	197,766		22,662,323

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	333,797	2,637,026	—		2,970,823
Futures transactions	68,235	29,755	—		97,990
	402,032	2,666,781	—		3,068,813

Net change in unrealized appreciation/depreciation on:
Investments	(764,565)	(4,516,907)	—		(5,281,472)
Futures	(32,230)	(297,761)	—		(329,991)
Interest rate swaps	—	—	—		—
	(796,795)	(4,814,668)	—		(5,611,463)
Net gain (loss) on investments	(394,763)	(2,147,887)	—		(2,542,650)
Net Increase (Decrease) In Net Assets Resulting From Operations	$1,625,958	$18,295,949	$197,766		$20,119,673

(A) Affiliated transfer agent’s fees and expenses	$19,400	$256,100	$—	$275,500
(B) Assumes savings on fund fees due to consolidation.
** –Amounts have been restated to reflect current fee rates and related impact on expense ratio.

Notes to Pro-Forma Financial Statements for the Reorganization
(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at February 28, 2006 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the period ended February 28, 2006, reflect the accounts of Dryden Florida Fund and Dryden National Fund, each a “Series.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Dryden Florida Fund in exchange for shares in Dryden National Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Series included in their respective Statement of Additional Information. As of February 28, 2006, all of the securities held by Dryden Florida Fund would comply with the compliance guidelines and investment restrictions of the Dryden National Fund.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, and Z shares of Dryden National Fund, which would have been issued on February 28, 2006, in connection with the proposed reorganization. Shareholders of Dryden Florida Fund would become shareholders of Dryden National Fund, receiving shares of Dryden National Fund equal to the value of their holdings in Dryden Florida Fund. The amount of additional shares assumed to be issued has been calculated based on the February 28, 2006 net assets of Dryden Florida Fund and Dryden National Fund, the net asset value per share of as follows:

Additional Shares Issued		Net Assets of Target Fund		Dryden National Fund
Dryden National Fund		2/28/2006	Adjustments*	Net Asset Value
Class A	2,911,065	$44,320,189	$(188,441)	$15.16
Class B	387,481	$5,914,860	$(25,149)	$15.20
Class C	222,464	$3,395,897	$(14,439)	$15.20
Class Z	53,655	$816,347	$(3,471)	$15.15

* Reflects the estimated Reorganization expenses of $231,500 attributable to Dryden Florida Fund.

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Series. Accordingly, the combined gross investment income is equal to the sum of each Series’ gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Series are based on the fee schedule in effect for Dryden National Fund at the combined level of average net assets for the twelve months ended February 28, 2006. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.              Security Valuation – The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-

counter, are valued at market value using prices provided by an independent pricing agent or principal market marker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Series’ valuation policies are substantially identical and there are no differences in the terms of how each Series values its portfolio securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each Series is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dryden National Fund After Dryden New Jersey Fund Reorganization

Pro Forma Portfolio of Investments

as of February 28, 2006 (Unaudited)

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					New Jersey		National		Dryden New Jersey
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.1%, 98.8%, 99.0% MUNICIPAL BONDS

Alabama 0.0%, 0.4%, 0.3%
Birmingham Baptist Med. Centers Special Care Facs. Financing Auth. Rev., Baptist Health Sys., Inc.	Baa1	5.00%		11/15/30	—	—	$2,000	$2,004,420	$2,000	$2,004,420
Alaska 0.0%, 0.2%, 0.2%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A.	Aaa	5.00		10/01/21	—	—	1,000	1,052,920	1,000	1,052,920
Arizona 0.0%, 1.1%, 0.9%
Pima Cnty. Ind. Dev. Auth. Rev., Tuscon Elec. Pwr. Co., F.S.A.	Aaa	7.25		7/15/10	—	—	870	880,057	870	880,057
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.	Aaa	7.50		7/01/10	—	—	3,000	3,465,540	3,000	3,465,540
Tucson Cnty., G.O., Ser. A	Aa3	7.375		7/01/12	—	—	1,100	1,323,740	1,100	1,323,740
						—		5,669,337		5,669,337
California 0.0%, 9.1%, 7.1%
Anaheim Pub. Fin. Auth. Lease Rev., Ser. 641A, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/16	—	—	2,210	3,305,829	2,210	3,305,829
Ser. 641B, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/24	—	—	1,815	3,016,584	1,815	3,016,584
California Poll. Ctrl. Fin. Auth. Solid. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00		7/01/27	—	—	1,000	1,013,340	1,000	1,013,340
California St. Pub. Wks. Brd. Lease Rev., Dept. of Mental Health Coalinga, Ser. A	A3	5.50		6/01/19	—	—	6,000	6,661,440	6,000	6,661,440
California St. G.O.	A2	5.00		3/01/27	—	—	3,000	3,149,400	3,000	3,149,400
G.O., M.B.I.A.	Aaa	5.25		2/01/27	—	—	9,900	10,597,256	9,900	10,597,256
California Statewide Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90		7/01/14	—	—	3,500	3,420,340	3,500	3,420,340
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero		10/01/21	—	—	60	30,163	60	30,163
Loma Linda Hospital. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00		12/01/20	—	—	3,000	3,114,810	3,000	3,114,810
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero		8/01/25	—	—	2,000	829,880	2,000	829,880
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero		1/15/36	—	—	11,000	2,716,230	11,000	2,716,230
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	—	—	2,000	2,494,060	2,000	2,494,060
Univ. of California Revs. Proj., Ser. B, F.S.A.	Aaa	5.00		5/15/24	—	—	4,760	5,045,695	4,760	5,045,695
						—		45,395,027		45,395,027

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					New Jersey		National		Dryden New Jersey
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Colorado 0.0%, 1.3%, 1.0%
Adams & Arapahoe Counties Joint Sch. Dist. Number 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25		12/01/20	—	—	2,000	2,179,140	2,000	2,179,140
Boulder Cnty. Sales & Use Tax Rev., Open Space, Ser. A, F.G.I.C.	Aaa	6.00		12/15/17	—	—	3,970	4,354,892	3,970	4,354,892
						—		6,534,032		6,534,032

Connecticut 0.0%, 0.9%, 0.7%
Connecticut St. Spl. Tax Oblig. Rev. Trans. Infrastructure, Ser. A(b)	Aaa	7.125		6/01/10	—	—	1,000	1,124,360	1,000	1,124,360
Connecticut St., R.I.T.E.S. 1060 R, Ser. C, G.O. 144A (h)	AA(d)	7.35	(i)	11/15/09	—	—	2,855	3,271,830	2,855	3,271,830
						—		4,396,190		4,396,190

Delaware 0.0%, 0.6%, 0.5%
Delaware River & Bay Auth. Rev., M.B.I.A.	Aaa	5.00		1/01/25	—	—	1,000	1,062,320	1,000	1,062,320
M.B.I.A.	Aaa	5.00		1/01/27	—	—	1,000	1,058,520	1,000	1,058,520
Delaware St. Health Facs. Auth. Rev., Beebe Med. Center Proj., Ser. A	Baa1	5.00		6/01/24	—	—	1,000	1,032,100	1,000	1,032,100
						—		3,152,940		3,152,940

District of Columbia 0.0%, 0.9%, 0.8%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	—	—	2,040	2,117,642	2,040	2,117,642

Dist. of Columbia, G.O., Ser. B, F.S.A.	Aaa	5.00		6/01/27	—	—	2,500	2,632,325	2,500	2,632,325
						—		4,749,967		4,749,967

Florida 0.0%, 4.0%, 3.2%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50		12/01/08	—	—	5,000	5,239,950	5,000	5,239,950
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Florida St. Brd. of Ed., Cap. Outlay, G.O.	Aa1	9.125		6/01/14	—	—	1,260	1,596,092	1,260	1,596,092
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00		10/01/23	—	—	3,000	3,212,250	3,000	3,212,250
Highlands Cnty. Health Facs. Auth., Rev., Adventist Health B	A2	5.00		11/15/25	—	—	1,000	1,033,360	1,000	1,033,360
Adventist Health, I (d)	A2	5.00		11/16/09	—	—	500	517,115	500	517,115
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00		10/01/10	—	—	3,040	3,213,918	3,040	3,213,918
Palm Beach Cnty. Sch. Brd., Ser. A, C.O.P., F.G.I.C.	Aaa	5.00		8/01/22	—	—	1,350	1,431,824	1,350	1,431,824

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/23	—	—	2,555	2,702,424	2,555	2,702,424
Reunion West Cmnty. Dev. Dist. Spl. Assmt.
Rev.	NR	6.25	5/01/36	—	—	1,000	1,055,390	1,000	1,055,390
					—		20,002,323		20,002,323

Georgia 0.0%, 0.3%, 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	—	—	500	607,670	500	607,670
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	—	—	750	912,083	750	912,083
					—		1,519,753		1,519,753

Hawaii 0.0%, 1.8%, 1.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	—	—	2,000	2,183,980	2,000	2,183,980
Honolulu City & Cnty. Wste. Wtr. Sys. Rev.,
Ser. A, F.G.I.C.	Aaa	5.00	7/01/24	—	—	4,285	4,557,612	4,285	4,557,612
Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	—	—	2,000	2,199,720	2,000	2,199,720
					—		8,941,312		8,941,312

Illinois 0.0%, 5.7%, 4.5%
Chicago IL, G.O., F.G.I.C.	Aaa	5.25	1/01/28	—	—	3,625	3,808,751	3,625	3,808,751
Chicago O’Hare International Airport Rev., General
Airport, 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	—	—	1,975	2,097,312	1,975	2,097,312
Gilberts Specific Ser. Service Area Number 9
Specific Tax, Big Timber Proj.(b)	AAA(d)	7.75	3/01/11	—	—	2,000	2,385,560	2,000	2,385,560
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed.
Advancement Fund, Univ. Center Proj.	Baa3	6.00	5/01/22	—	—	1,500	1,626,360	1,500	1,626,360
Illinois Fin. Auth. Rev., Northwestern Mem.
Hosp., Ser. A	Aa2	5.25	8/15/34	—	—	5,000	5,302,600	5,000	5,302,600
McLean & Woodford Counties Cmnty. Unit Sch.
Dist. Number 005, G.O., F.S.A.(b)	Aaa	5.625	12/01/11	—	—	4,000	4,371,960	4,000	4,371,960
Met. Pier & Exposition Auth. Dedicated St. Tax
Rev., McCormick Place Expansion, Ser. A,
M.B.I.A.	Aaa	5.25	6/15/42	—	—	8,500	9,105,625	8,500	9,105,625
					—		28,698,168		28,698,168

Indiana 0.0%, 0.4%, 0.3%
Indiana Health & Educational Fac. Fin. Auth.
Rev., Clarion Health Oblig., Ser. A	A2	5.00	2/15/39	—	—	2,000	2,021,860	2,000	2,021,860

Kansas 0.0%, 2.6%, 2.0%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	—	—	2,335	2,449,462	2,335	2,449,462
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	—	—	2,385	2,452,233	2,385	2,452,233

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	—	—	2,170	2,282,775	2,170	2,282,775
Wyandotte Cnty. Kansas City Unit Government
Util. Systems Rev., Rfdg., Ser. 2004,
A.M.B.A.C.	Aaa	5.65	9/01/19	—	—	5,000	5,749,450	5,000	5,749,450
					—		12,933,920		12,933,920

Louisiana 0.0%, 1.6%, 1.3%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	—	—	2,000	2,159,920	2,000	2,159,920
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	—	—	5,780	6,063,509	5,780	6,063,509
					—		8,223,429		8,223,429

Maryland 0.0%, 1.9%, 1.5%
Baltimore Econ. Dev. Lease Rev., Armistead
Partnership, Ser. A	A(d)	7.00	8/01/11	—	—	740	741,310	740	741,310
Maryland St. Hlth. & Higher Ed. Facs. Auth.
Rev., Univ. Maryland Med. Systems (b)	A3	6.75	7/01/10	—	—	5,000	5,685,499	5,000	5,685,499
Northeast Wste. Disp. Auth. Rev.,
Baltimore City Sludge Corporate Proj. 144A
(cost $1,161,000; purchased 6/30/93) (f)(h)(j)	NR	7.25	7/01/07	—	—	1,161	1,201,589	1,161	1,201,589
Montgomery Cnty. Restoration Recovery Proj.,
Ser. A, A.M.T. 144A (f)(h)	A2	6.00	7/01/07	—	—	1,000	1,022,650	1,000	1,022,650
Takoma Park Hosp. Facs. Rev., Washington
Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	—	—	1,000	1,116,390	1,000	1,116,390
					—		9,767,438		9,767,438

Massachusetts 0.0%, 5.1%, 4.0%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev.,
Harbor Elec. Energy Company Proj., A.M.T.	Aa3	7.375	5/15/15	—	—	1,195	1,219,593	1,195	1,219,593
Massachusetts St. Dev. Fin. Agcy. Rev., Concord
Assabet Fam. Services(f)	Ba2	6.00	11/01/28	—	—	640	645,114	640	645,114
Massachusetts St. Health & Ed. Facs. Auth.
Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	—	—	3,590	4,025,431	3,590	4,025,431
Rev., Harvard Univ., Ser. W(b)	Aaa	6.00	7/01/10	—	—	500	554,645	500	554,645
Rev., Partners Healthcare Systems, Ser. F	Aa3	5.00	7/01/22	—	—	1,500	1,584,720	1,500	1,584,720
Rev., Simmons College, Ser. D, A.M.B.A.C.(b)	Aaa	6.05	10/01/10	—	—	1,000	1,114,800	1,000	1,114,800
Rev., Univ. Massachusetts Proj., Ser. A, F.G.I.C.(b)	Aaa	5.875	10/01/10	—	—	500	553,765	500	553,765
Rev., Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	—	—	825	930,047	825	930,047
Massachusetts St. Ind. Dev. Fin. Agcy. Rev.,
Bradford College, 144A
(cost $499,847; purchased 4/30/98) (c)(h)(j)	NR	Zero	11/01/28	—	—	970	242,610	970	242,610
Massachusetts St. Sch. Building Auth. Dedicated
Sales Tax Rev., Ser. A, F.S.A.	Aaa	5.00	8/15/24	—	—	8,000	8,534,080	8,000	8,534,080
Massachusetts St. Special Obligation Rev., Ser. A,
F.S.A.	Aaa	5.50	6/01/21	—	—	2,000	2,330,040	2,000	2,330,040

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody's Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Massachusetts St. Wtr. Pollutant Abatement Trust
Rev., Pool Program, Ser. 9	Aaa	5.25	8/01/33	—	—	2,500	2,679,050	2,500	2,679,050
Rail Connections, Inc., Rev., Route 128, Ser. B,
A.C.A., C.A.B.S.(b)	Aaa	Zero	7/01/09	—	—	2,500	1,046,650	2,500	1,046,650
					—		25,460,545		25,460,545

Michigan 0.0%, 2.0%, 1.6%
Harper Creek Cmnty. Sch. Dist., G.O.(b)	Aa2	5.50	5/01/11	—	—	1,500	1,632,435	1,500	1,632,435
Michigan St. Building Auth. Rev., Rfdg. Facs.
Program, Ser. III	Aa3	5.375	10/15/22	—	—	3,750	4,064,325	3,750	4,064,325
Michigan St. Hosp. Fin. Auth. Rev., Ascension
Health, Ser. A	Aa3	5.00	11/01/12	—	—	1,250	1,323,275	1,250	1,323,275
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/12	—	—	1,100	868,527	1,100	868,527
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/13	—	—	1,000	755,130	1,000	755,130
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	—	—	1,270	1,318,717	1,270	1,318,717
					—		9,962,409		9,962,409

Minnesota 0.0%, 1.3%, 1.0%
Minnesota Higher Education Facility Rev., St.
Thomas Univ.	A2	5.00	4/01/23	—	—	1,000	1,060,990	1,000	1,060,990
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam.
Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	—	—	3,030	3,140,959	3,030	3,140,959
Minnesota St. Mun. Powr. Agcy. Elec. Rev.	A3	5.25	10/01/21	—	—	2,000	2,161,040	2,000	2,161,040
					—		6,362,989		6,362,989

Nevada 0.0%, 1.6%, 1.3%
Clark Cnty. Industrial Dev. Rev., Nevada Powr.
Company Proj., Ser. A	B-(d)	5.60	10/01/30	—	—	4,735	4,723,447	4,735	4,723,447
Clark Cnty. Sch. Dist., G.O., F.S.A.	Aaa	5.00	6/15/18	—	—	3,000	3,238,500	3,000	3,238,500
					—		7,961,947		7,961,947

New Hampshire 0.0%, 1.2%, 0.9%
Manchester Hsg. & Redev. Auth. Rev., Ser. B,
C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	—	—	4,740	1,916,619	4,740	1,916,619
New Hampshire Health & Ed. Facs. Auth. Rev.,
New Hampshire College Issue(b)	BBB-(d)	7.50	1/01/11	—	—	3,000	3,524,550	3,000	3,524,550
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College	BBB-(d)	6.30	1/01/07	—	—	145	151,258	145	151,258
Rev., New Hampshire College	BBB-(d)	6.30	1/01/16	—	—	355	366,051	355	366,051
					—		5,958,478		5,958,478

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					New Jersey		National		Dryden New Jersey
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
New Jersey 96.2%, 4.7%, 24.1%
Camden Cnty. NJ Impt. Auth. Rev. Cooper Health	Baa3	5.00		2/15/35	2,750	2,766,528	—	—	2,750	2,766,528
Altantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80		3/01/21	2,615	3,410,222	—	—	2,615	3,410,222
Casino Reinvestment Dev. Auth. Rev., Room Fee,
A.M.B.A.C.	Aaa	5.25		1/01/24	—	—	1,600	1,757,568	1,600	1,757,568
Casino Reinvestment Dev. Auth. New Jersey Hotel
Room Fee Rev., A.M.B.A.C.	Aaa	5.00		1/01/25	500	531,830	—	—	500	531,830
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.(f)	Aaa	5.375		8/01/15	1,205	1,328,272	—	—	1,205	1,328,272
Delaware River Port Auth., Rev. Penn. & NJ Port
Dist. Proj., Ser. B, F.S.A.	Aaa	5.625		1/01/26	5,000	5,341,449	—	—	5,000	5,341,449
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125		12/15/18	3,000	3,240,660	—	—	3,000	3,240,660
Essex Cnty. Impvt. Auth., Lease-Cogen Facs.
Proj. Rev., F.G.I.C.	Aaa	5.25		1/01/19	1,110	1,189,343	—	—	1,110	1,189,343
Gloucester Cnty. Impvt. Auth., Solid Wste.
Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85		12/01/09	3,000	3,273,060	—	—	3,000	3,273,060
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00		7/01/25	500	539,240	—	—	500	539,240
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60		6/01/10	1,600	1,797,232	—	—	1,600	1,797,232
G.O., F.G.I.C.	Aaa	6.60		6/01/11	1,600	1,834,736	—	—	1,600	1,834,736
Middlesex Cnty. Impvt. Auth. Rev.,
Rfdg., Cnty. Gtd., Golf Course
Projs.	Aa1	5.25		6/01/18	1,080	1,182,028	—	—	1,080	1,182,028
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax (b)	Baa2	5.625		6/15/19	500	531,350	1,250	1,328,375	1,750	1,859,725
Cigarette Tax	Baa2	5.75		6/15/34	1,000	1,062,900	750	797,175	1,750	1,860,075
First Mtge. - Franciscan Oaks	NR	5.70		10/01/17	2,040	2,075,557	—	—	2,040	2,075,557
First Mtge. - Keswick Pines	NR	5.75		1/01/24	1,750	1,782,165	—	—	1,750	1,782,165
First Mtge. - The Evergreens	NR	5.875		10/01/12	1,200	1,219,920	—	—	1,200	1,219,920
First Mtge. - The Evergreens	NR	6.00		10/01/22	1,400	1,429,722	—	—	1,400	1,429,722
Kapkowski Rd. Landfill,
Ser. A, C.A.B.S., E.T.M.	Baa3	Zero		4/01/08	1,020	949,569	—	—	1,020	949,569
Masonic Charity Fdn. Proj.	A+(d)	5.875		6/01/18	250	274,445	—	—	250	274,445
Masonic Charity Fdn. Proj.	A+(d)	6.00		6/01/25	1,150	1,276,109	—	—	1,150	1,276,109
Natural Gas Facs. Rev., NUI Corp.
Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70		6/01/32	1,500	1,557,525	—	—	1,500	1,557,525
Sch. Facs. Constrs., Ser. A, A.M.B.A.C. (b)	Aaa	5.25		6/15/11	2,000	2,159,960	—	—	2,000	2,159,960
Sch. Facs. Constrs., Ser. O	A1	5.25		3/01/26	2,000	2,154,600	1,000	1,077,300	3,000	3,231,900
St. Lease Rev., Liberty St. Pk.
Proj., Ser. C, F.S.A.	Aaa	5.00		3/01/20	1,400	1,498,462	—	—	1,400	1,498,462
Wtr. Facs., R.I.T.E.S., PA-
98, F.G.I.C., A.M.T. (h)	AAA(d)	9.15	(i)	11/01/29	5,000	5,239,099	—	—	5,000	5,239,099
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25		7/01/17	1,750	1,959,160	2,175	2,434,956	3,925	4,394,116
Dept. Human Svcs., Greystone Pk.
Psychiatric Hosp., A.M.B.A.C.	Aaa	5.00		9/15/26	3,000	3,177,420	—	—	3,000	3,177,420
Hunterdon Med. Ctr.,
Ser. A	NR	5.25		7/01/25	500	528,165	—	—	500	528,165
Raritan Bay Med. Center Issue	NR	7.25		7/01/27	—	—	2,000	2,051,200	2,000	2,051,200

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					New Jersey		National		Dryden New Jersey
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875		7/01/30	1,750	1,913,205	2,000	2,186,520	3,750	4,099,725
South Jersey Hosp.	Baa1	6.00		7/01/26	1,000	1,073,910	1,565	1,680,669	2,565	2,754,579
South Jersey Hosp.	Baa1	6.00		7/01/32	1,000	1,068,810	1,000	1,068,810	2,000	2,137,620
St. Joseph’s Hosp. & Med. Ctr.,
Ser. A, CONNIE LEE	AAA(d)	5.70		7/01/11	2,375	2,437,843	—	—	2,375	2,437,843
New Jersey St., Equipment Lease
Purchase, Ser. A, C.O.P.	A1	5.00		6/15/09	1,000	1,039,070	—	—	1,000	1,039,070
New Jersey St. Ed. Facs. Auth. Rev.,
Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375		7/01/17	1,000	1,085,030	—	—	1,000	1,085,030
Felician College of Lodi., Ser. D.	NR	7.375		11/01/22	1,140	1,197,992	—	—	1,140	1,197,992
Kean Univ. M.B.I.A.	Aaa	5.00		7/01/30	1,000	1,059,600	—	—	1,000	1,059,600
Montclair St. Univ., Ser. F, F.G.I.C.	Aaa	5.00		7/01/25	3,850	4,098,016	—	—	3,850	4,098,016
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00		7/01/28	3,445	3,629,617	—	—	3,445	3,629,617
New Jersey St. Hwy. Auth. Garden St. Pkwy.,
Gen. Rev.(b)	A1	5.75		1/01/14	2,500	2,727,025	—	—	2,500	2,727,025
Gen. Rev.(b)	A1	5.63		1/01/30	1,650	1,792,478	—	—	1,650	1,792,478
Gen. Rev., E.T.M.(b)	A1	6.20		1/01/10	3,035	3,252,276	—	—	3,035	3,252,276
New Jersey St. Tpke. Auth., Tpke. Rev.,
Growth & Income Secs., Ser. B,
A.M.B.A.C., C.A.B.S.	Aaa	Zero		1/01/35	1,500	1,005,285	—	—	1,500	1,005,285
Ser. A, F.S.A.	Aaa	5.00		1/01/20	2,500	2,682,600	—	—	2,500	2,682,600
Ser. A, M.B.I.A.(b)	Aaa	5.75		1/01/10	3,535	3,822,359	—	—	3,535	3,822,359
Ser. A, F.S.A.	Aaa	5.00		1/01/23	3,000	3,198,390	—	—	3,000	3,198,390
Ser. C, M.B.I.A., E.T.M.(b)	Aaa	6.50		1/01/09	1,000	1,082,670	—	—	1,000	1,082,670
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	1,465	1,573,718	—	—	1,465	1,573,718
New Jersey St. Trans. Trust Fund Auth. Rev.,
R.I.T.E.S., PA-646, M.B.I.A. (h)	NR	14.35	(i)	12/15/08	2,475	3,484,428	—	—	2,475	3,484,428
Trans. Sys., Ser. D	A1	5.00		6/15/20	3,000	3,187,710	—	—	3,000	3,187,710
New Jersey Transportation Trust Fund. Rev.,
Ser. D, F.S.A.	Aaa	5.00		6/15/19	—	—	5,000	5,360,650	5,000	5,360,650
New Jersey Wtr. Supply Auth. Rev.,
Manasquan Rservoir Wtr. Supply,
M.B.I.A.	Aaa	5.00		8/01/20	1,250	1,347,313	—	—	1,250	1,347,313
Newark Hsg. Auth., Port Auth. Rev., Newark
Marine Terminal, M.B.I.A.	Aaa	5.00		1/01/34	3,000	3,138,360	3,000	3,138,360	6,000	6,276,720
Newark New Jersey, G.O., F.S.A.	Aaa	5.00		10/01/22	2,000	2,148,060	—	—	2,000	2,148,060
North Bergen Twnship. Mun. Util. Auth. Swr.
Rev., M.B.I.A.	Aaa	5.25		12/15/17	1,800	1,964,448	—	—	1,800	1,964,448
Port Auth. of New York & New Jersey Rev.,
Cons. Ser.127, A.M.B.A.C.,
A.M.T.	Aaa	5.50		12/15/15	3,000	3,264,510	—	—	3,000	3,264,510
Cons., Ser. 135	A1	5.00		3/15/39	2,380	2,494,097	—	—	2,380	2,494,097
Rutgers - The St. Univ. of New Jersey, Rev. Ser. A	Aa3	6.40		5/01/13	2,000	2,239,920	—	—	2,000	2,239,920
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.	Baa3	5.75		6/01/32	2,000	2,088,320	—	—	2,000	2,088,320
Asset Bkd.	Baa3	6.00		6/01/37	—	—	400	424,320	400	424,320
Asset Bkd.	Baa3	6.125		6/01/42	2,000	2,134,940	—	—	2,000	2,134,940
Washington Twnshp. New Jersey Brd. of Ed.,
Mercer Cnty., G.O., F.S.A.	Aaa	5.00		1/01/21	2,710	2,912,573	—	—	2,710	2,912,573
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa	5.00		5/01/23	2,145	2,285,498	—	—	2,145	2,285,498

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
G.O., M.B.I.A.	Aaa	5.00	5/01/24	2,246	2,386,689	—	—	2,246	2,386,689
					130,127,488		23,305,903		153,433,391

New Mexico 0.0%, 2.2%, 1.7%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	7/01/36	—	—	2,455	2,615,262	2,455	2,615,262
Sngl. Fam. Mtge., Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75	7/01/35	—	—	4,455	4,517,325	4,455	4,517,325
Sngl. Fam. Mtge.,
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	—	—	1,145	1,189,037	1,145	1,189,037
Single Fam. Mtge. Program, Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50	7/01/35	—	—	2,405	2,538,646	2,405	2,538,646
					—		10,860,270		10,860,270

New York 0.0%, 12.6%, 9.9%
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	—	—	1,250	1,387,825	1,250	1,387,825
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	—	—	3,030	3,352,847	3,030	3,352,847
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	—	—	6,765	7,319,120	6,765	7,319,120
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	—	—	4,000	4,407,120	4,000	4,407,120
New York City, G.O., Ser. D	A1	7.65	2/01/07	—	—	45	45,154	45	45,154
New York City Muni. Wtr. Fin. Auth., Rev.	Aa2	5.00	6/15/36	—	—	2,000	2,108,560	2,000	2,108,560
New York City Transitional Fin. Auth. Rev., Ref. Future Tax Sec’d., Ser. A-1	Aa1	5.00	11/01/24	—	—	2,000	2,130,080	2,000	2,130,080
Ser. C	Aa1	5.50	2/15/16	—	—	2,500	2,736,850	2,500	2,736,850
New York St. Dorm. Auth. Rev., Ref. Sec’d. Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/17	—	—	2,160	2,364,919	2,160	2,364,919
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/18	—	—	2,300	2,516,568	2,300	2,516,568
New York St. Environment Facs. Corporate Poll. Control Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	—	—	1,260	1,287,682	1,260	1,287,682
New York St. Mun. Brd. Bank Agcy. Rev., Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	—	—	3,200	3,462,848	3,200	3,462,848
Sch. Supply, Ser. C	A+(d)	5.25	12/01/22	—	—	3,595	3,896,405	3,595	3,896,405
New York St. Thrwy. Auth., Ser. B, A.M.B.A.C.	Aaa	5.50	4/01/20	—	—	5,000	5,819,400	5,000	5,819,400
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Ser. A-1	A1	5.50	6/01/14	—	—	3,000	3,166,020	3,000	3,166,020
Ser. A-1	A1	5.50	6/01/15	—	—	500	534,315	500	534,315
Ser. A-1	A1	5.50	6/01/16	—	—	3,000	3,205,890	3,000	3,205,890
Ser. A-1	A1	5.50	6/01/18	—	—	3,000	3,271,050	3,000	3,271,050
Ser. C-1	A1	5.50	6/01/19	—	—	5,000	5,481,300	5,000	5,481,300
United Nations Dev. Cop. Rev. Ser. A	A3	5.25	7/01/17	—	—	2,000	2,054,600	2,000	2,054,600
Ser. A	A3	5.25	7/01/21	—	—	1,370	1,407,401	1,370	1,407,401

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Ser. A	A3	5.25	7/01/25	—	—	1,000	1,026,400	1,000	1,026,400
					—		62,982,354		62,982,354

North Carolina 0.0%, 2.7%, 2.2%
Charlotte Airport Rev., Ser. B, A.M.T.,
M.B.I.A.	Aaa	6.00	7/01/24	—	—	1,000	1,075,230	1,000	1,075,230
Charlotte Storm Wtr. Fee Rev.(b)	Aa2	6.00	6/01/10	—	—	500	552,855	500	552,855
North Carolina Eastern Mun. Powr. Agcy.,
Powr. Systems Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	—	—	1,000	1,185,040	1,000	1,185,040
Powr. Systems Rev., Ser. A(b)	Aaa	6.00	1/01/22	—	—	650	800,553	650	800,553
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	2,635	3,279,627	2,635	3,279,627
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	1,005	1,226,241	1,005	1,226,241
Powr. Systems Rev., Ser. A(b)	AAA(d)	6.40	1/01/21	—	—	1,000	1,228,250	1,000	1,228,250
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	—	—	760	788,112	760	788,112
North Carolina Mun. Powr. Agcy. Rev., Number 1 Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	—	—	1,250	1,356,200	1,250	1,356,200
Piedmont Triad Airport Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	—	—	1,000	1,076,540	1,000	1,076,540
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	—	—	1,000	1,041,500	1,000	1,041,500
					—		13,610,148		13,610,148

North Dakota 0.0%, 2.1%, 1.6%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	—	—	9,000	10,492,560	9,000	10,492,560

Ohio 0.0%, 4.1%, 3.2%
Brecksville Broadview Heights City Sch. Dist., G.O., F.G.I.C.	Aaa	6.50	12/01/16	—	—	1,000	1,041,770	1,000	1,041,770
Columbus Citation Hsg. Dev. Corporate, Mtge. Rev., A.M.T., F.H.A.(b)	NR	7.625	1/01/15	—	—	1,585	1,940,769	1,585	1,940,769
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	—	—	5,000	5,580,299	5,000	5,580,299
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	—	—	2,000	1,053,660	2,000	1,053,660
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aaa	Zero	12/01/19	—	—	1,720	951,470	1,720	951,470
Lucas Cnty. Health Care Facs. Rev., Rfdg., Presbyterian Services, Ser. A	NR	6.625	7/01/14	—	—	1,750	1,813,158	1,750	1,813,158
Rfdg. & Impvt., Sunset Retirement, Ser. A	NR	6.625	8/15/30	—	—	1,000	1,074,160	1,000	1,074,160
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	—	—	3,935	4,174,051	3,935	4,174,051
Newark Wtr. Imprvmt, Ltd. Tax, G.O.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/06	—	—	805	784,795	805	784,795
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	—	—	750	920,460	750	920,460

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Systems, Ser. B	A-(d)	6.375	11/15/22	—	—	1,000	1,093,100	1,000	1,093,100
					—		20,427,692		20,427,692

Oklahoma 0.0%, 1.8%, 1.4%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	—	—	2,995	3,042,770	2,995	3,042,770
Oklahoma St. Tpke. Auth. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa	5.00	1/01/16	—	—	5,900	6,135,528	5,900	6,135,528
					—		9,178,298		9,178,298

Pennsylvania 0.0%, 2.2%, 1.8%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.	BBB-(d)	5.60	7/01/10	—	—	685	700,097	685	700,097
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+(d)	6.00	1/01/43	—	—	1,750	1,872,430	1,750	1,872,430
Philadelphia Wtr. & Wste. Water Rev., Ser. A, F.S.A.	Aaa	5.00	7/01/12	—	—	4,645	4,980,602	4,645	4,980,602
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00	9/01/11	—	—	1,500	1,598,130	1,500	1,598,130
Westmoreland Cnty. Industrial Dev. Agy. Rev., Gtd., Wst. Mgmt. Valley Landfill Proj., A.M.T.	BBB(d)	5.10	5/01/09	—	—	2,000	2,056,640	2,000	2,056,640
					—		11,207,899		11,207,899

Puerto Rico 2.3%, 1.5%, 1.7%
Puerto Rico Comwlth., G.O., R.I.T.E.S., PA 625, A.M.B.A.C., T.C.R.S.(h)	NR	11.375	7/01/10	—	—	500	639,780	500	639,780
PA642B, M.B.I.A.(h)	NR	8.892	7/01/12	—	—	1,000	1,242,960	1,000	1,242,960
Puerto Rico Comwlth., Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	—	—	2,250	2,452,680	2,250	2,452,680
Trans. Rev., Ser. J(b)	Baa2	5.50	7/01/14	1,320	1,476,064	—	—	1,320	1,476,064
Ser. K	Baa2	5.00	7/01/14	—	—	2,000	2,124,520	2,000	2,124,520
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.00	8/01/12	—	—	1,000	1,057,010	1,000	1,057,010
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp. Rev., Ser. A, M.B.I.A.(b)	Aaa	5.50	8/01/14	1,500	1,638,270	—	—	1,500	1,638,270
					3,114,334		7,516,950		10,631,284

South Carolina 0.0%, 4.0%, 3.1%
Charleston Ed.Excellence Financing Corporation Rev., Charleston Cnty. Sch. Dist.	A1	5.25	12/01/25	—	—	5,000	5,354,400	5,000	5,354,400
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	—	—	4,400	5,044,072	4,400	5,044,072
Dorchester Cnty. School Dist. Growth Rev.	A3	5.00	12/01/30	—	—	1,000	1,037,880	1,000	1,037,880

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (b)	Baa1	6.875	8/01/13	—	—	2,655	3,159,291	2,655	3,159,291
Ser. C	Baa1	6.875	8/01/27	—	—	345	399,755	345	399,755
South Carolina State Public Service Auth. Rev., Santee Cooper, M.B.I.A.	Aaa	5.00	1/01/30	—	—	2,500	2,651,450	2,500	2,651,450
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	—	—	2,000	2,154,420	2,000	2,154,420
					—		19,801,268		19,801,268

South Dakota 0.0%, 0.2%, 0.2%
Edl. Enhancement Fin. Fdg. Corporation Rev., Tobacco, Ser. B	Baa3	6.50	6/01/32	—	—	1,000	1,089,810	1,000	1,089,810

Tennessee 0.0%, 2.2%, 1.7%
Bristol Health & Edl. Facility Rev., Bristol Mem. Hosp., F.G.I.C.(f)	Aaa	6.75	9/01/10	—	—	5,000	5,540,450	5,000	5,540,450
Shelby Cnty. Health Edl. & Hsg. Facility Brd. Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	940	1,093,540	940	1,093,540
Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	560	651,470	560	651,470
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00	7/01/34	—	—	3,595	3,646,373	3,595	3,646,373
					—		10,931,833		10,931,833

Texas 0.0%, 6.7%, 5.3%
Brazos River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj.	Baa2	5.40	5/01/29	—	—	1,500	1,508,865	1,500	1,508,865
Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	—	—	1,255	1,391,230	1,255	1,391,230
Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/14	—	—	1,000	1,069,010	1,000	1,069,010
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	—	—	3,500	3,683,400	3,500	3,683,400
Cash Supply Utility Dist. Rev., Rfdg. & Impvt., M.B.I.A.	Aaa	5.25	9/01/22	—	—	1,765	1,923,179	1,765	1,923,179
Frisco Independent School District,
G.O., P.S.F.G.	Aaa	5.25	8/15/23	—	—	2,360	2,595,339	2,360	2,595,339
G.O., P.S.F.G.	Aaa	5.25	8/15/24	—	—	2,480	2,720,659	2,480	2,720,659
Houston Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	—	—	9,000	9,773,911	9,000	9,773,911
Lower Colorado River Auth. Transmission Contract Rev., LCRA Trans. Services Corporate Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	—	—	2,250	2,416,568	2,250	2,416,568
Matagorda Cnty. Nav. Dist. Number 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	—	—	2,000	2,099,780	2,000	2,099,780
Sabine River Auth. Poll. Control Rev., TXU Energy Company LLC Proj., Ser. B	Baa2	6.15	8/01/22	—	—	1,000	1,093,560	1,000	1,093,560
Southwest Texas Indpt. Sch. Dist., Rfdg., G.O., P.S.F.	AAA(d)	5.25	2/01/22	—	—	1,000	1,092,110	1,000	1,092,110
Texas St. Pub. Fin. Auth. Rev., Southern Univ.

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	—	—	2,240	2,438,710	2,240	2,438,710
					—		33,806,321		33,806,321

U.S. Virgin Islands 0.6%, 0.3%, 0.4%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	—	—	1,500	1,614,795	1,500	1,614,795
U.S. Virgin Islands Pub. Fin. Auth. Rev.,
Gross Rcpts. Taxes Ser. A	BBB(d)	6.50	10/01/24	750	832,725	—	—	750	832,725
					832,725		1,614,795		2,447,520

Virginia 0.0%, 2.4%, 1.9%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste. Disposal Rev., Wste. Mgmt. Services, Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	2,300	2,389,286	2,300	2,389,286
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Health Systems, Inc., Ser. A	A3	5.60	11/15/30	—	—	850	894,948	850	894,948
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa	5.25	7/15/17	—	—	5,775	6,360,412	5,775	6,360,412
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	1,400	1,454,348	1,400	1,454,348
Tobacco Settlement Financing Corporation Rev., Asset Bkd.	Baa3	5.625	6/01/37	—	—	1,000	1,025,650	1,000	1,025,650
					—		12,124,644		12,124,644

Washington 0.0%, 3.6%, 2.9%
Cowlitz Cnty. Sch. Dist. Number 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	—	—	3,500	3,803,030	3,500	3,803,030
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	—	—	4,000	4,496,360	4,000	4,496,360
Proj. Number 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	—	—	3,000	3,381,270	3,000	3,381,270
Proj. Number 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	—	—	4,010	4,371,381	4,010	4,371,381
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	—	—	1,945	2,124,290	1,945	2,124,290
					—		18,176,331		18,176,331

West Virginia 0.0%, 0.5%, 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B(b)(h)	A2	6.75	9/01/10	—	—	2,000	2,277,320	2,000	2,277,320

Wisconsin 0.0%, 1.0%, 0.8%
Badger Tobacco Asset Securitization Corporation,
Rev., Asset Bkd.	Baa3	6.125	6/01/27	—	—	2,905	3,089,729	2,905	3,089,729
Wisconsin St. Health & Ed.Facs. Auth. Rev.,

Marshfield Clinic, Ser.B	BBB+(d)	6.00	2/15/25	—	—	2,000	2,126,340	2,000	2,126,340
					—		5,216,069		5,216,069
Total long-term investments (cost $127,036,276, $471,397,699, $598,433,975)					134,074,547		495,389,869		629,464,416

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New Jersey		National		Dryden New Jersey
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 0.4%, 0.6%, 0.5%

Alabama 0.0%, 0.6%, 0.4%
Mcintosh Ind. Dev. Brd. Environ. Impvt. Rev., A.M.T., F.R.D.D.(e)	P-2	3.28	3/01/06	—	—	2,850	2,850,000	2,850	2,850,000

New Jersey 0.4%, 0.0%, 0.1%
Port Auth. of New York & New Jersey, Versatile Structure Spl. Oblig. Rev., Ser. 6, A.M.T., F.R.D.D. (e)	VMIGI	2.99	3/01/06	500	500,000	—	—	500	500,000

Total short-term investments (cost $500,000, $2,850,000, $3,350,000)					500,000		2,850,000		3,350,000

Total Investments(g) 99.5%, 99.5%, 99.4% (cost $127,536,276, $474,247,699, $601,783,975)					134,574,547		498,239,869		632,814,416
Other assets in excess of liabilities (k) 0.5%, 0.6%, 0.5%					741,490		2,876,118		3,367,608	*

Net Assets 100%					$135,316,037		$501,115,987		$636,182,024	*

*  Amounts reflect the adjustments to the Pro Forma Statement of Assets and Liabilities for the Reorganization relating to reorganization expenses attributable to Dryden New Jersey Fund.

(a) The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE —College Construction Loan Insurance Association.

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Corporation

M.B.I.A.—Municipal Bond Insurance Corporation

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

P.S.F.G.—Permanent School Fund Guaranty

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—X.L. Capital Assurance

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)         All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)          Represents issuer in default of interest payments; non-income producing security.

(d)         Standard & Poor’s rating.

(e)          For the purposes of amortized cost valuation, the maturity date of the Floating Rate Demand notes is considered to be the latter of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at February 28, 2006.

(f)            All or portion of security segregated as collateral for financial futures contracts and interest rate swap agreement.

(g)         As of February 28, 2006, one security representing $242,610 and 0.05% and 0.04% of the total market value of Dryden National Fund and Pro Forma Dryden National Fund, respectively, was fair valued in accordance with the policies adopted by the Board of Directors.

(h)         Indicates a security that has been deemed illiquid.

(i)             Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at
February 28,2006.

(j)             Indicates a security that is restricted as to resale. The aggregate cost of such securities is $1,660,847 and $1,660,847 for Dryden National Fund and Pro Forma Dryden National Fund, respectively. The aggregate value of $1,444,199 and $1,444,199 is approximately 0.29% and 0.23% of net assets for Dryden National Fund and Pro Forma Dryden National Fund, respectively.

(k)          Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures and interest rate swaps as follows:

Open futures contracts outstanding at February 28, 2006:

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
Long Position:
United States Treasury 2 Year Notes	June 2006
Dryden New Jersey Fund		—	—	—	—
Dryden National Fund		7	$1,428,888	$1,430,625	$1,737
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		7	1,428,888	1,430,625	1,737
United States Treasury 5 Year Notes	June 2006
Dryden New Jersey Fund		—	—	—	—
Dryden National Fund		48	5,045,921	5,049,000	3,079
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		48	5,045,921	5,049,000	3,079
United States Treasury 10 Year Notes	June 2006
Dryden New Jersey Fund		44	4,751,083	4,747,875	(3,208)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		44	4,751,083	4,747,875	(3,208)
United States Treasury 30 Year Bonds	June 2006
Dryden New Jersey Fund		1	112,792	113,093	301
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		1	112,792	113,093	301
					1,909
Short Positions:
United States Treasury 2 Year Notes	June 2006
Dryden New Jersey Fund		8	1,633,292	1,635,000	(1,708)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		8	1,633,292	1,635,000	(1,708)
United States Treasury 5 Year Notes	June 2006
Dryden New Jersey Fund		57	5,999,278	5,995,688	3,590
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		57	5,999,278	5,995,688	3,590
United States Treasury 10 Year Notes	March 2006
Dryden New Jersey Fund		—	—	—	—
Dryden National Fund		168	18,236,682	18,144,000	92,682
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		168	18,236,682	18,144,000	92,682

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
United States Treasury 30 Year Bonds	March 2006
Dryden New Jersey Fund		—	—	—	—
Dryden National Fund		90	10,135,791	10,178,437	(42,646)
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		90	10,135,791	10,178,437	(42,646)
United States Treasury 30 Year Bonds	June 2006
Dryden New Jersey Fund		—	—	—	—
Dryden National Fund		117	13,220,028	13,231,969	(11,941)
Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization		117	13,220,028	13,231,969	(11,941)
					39,977
					$41,886

Interest rate swap agreement outstanding at February 28, 2006:

		Termination	Notional	Fixed	Floating	Unrealized
Fund	Counterparty	Date	Amount	Rate	Rate	Depreciation

Dryden New Jersey Fund	Morgan Stanley Capital Services, Inc. (z)	3/17/2021	$850,000	3.865%	BMA Municipal Swap Index	$(6,359)

Dryden National Fund	—	—	—	—	—	—

Pro Forma Dryden National Fund After Dryden New Jersey Fund Reorganization						(6,359)

(z) Portfolio pays the floating rate and receives the fixed rate.

Dryden National Fund After Dryden New Jersey Fund Reorganization
Pro Forma Statement of Assets and Liabilities
as of February 28, 2006 (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	New Jersey	National	Pro Forma		Dryden New Jersey
	Fund	Fund	Adjustments		Fund Reorganization
Assets
Investments, at value (A)	$134,574,547	$498,239,869			$632,814,416
Cash	36,473	42,277			78,750
Interest receivable	1,705,248	5,981,422			7,686,670
Receivable for Series/Fund shares sold	11,212	5,687			16,899
Due from broker - variation margin	2,082	—			2,082
Prepaid expenses	7,179	20,547			27,726
Total assets	136,336,741	504,289,802	—		640,626,543

Liabilities
Payable for Series/Fund shares reacquired	745,359	314,061			1,059,420
Payable for investments purchased	—	2,083,680			2,083,680
Accrued expenses	141,950	151,168	$250,000	(a)	543,118
Management fee payable	52,645	153,329			205,974
Distribution fee payable	30,713	102,818			133,531
Due to broker - variation margin	—	174,894			174,894
Dividends payable	29,063	106,111			135,174
Transfer agent fee payable	4,100	54,884			58,984
Unrealized depreciation on interest rate swaps	6,359	—			157,527
Deferred directors’/trustees’ fees	10,515	32,870			43,385
Total liabilities	1,020,704	3,173,815	250,000		4,444,519

Net Assets	$135,316,037	$501,115,987	$(250,000)		$636,182,024

Net assets were comprised of:
Common stock, at par	$125,569	$330,586	$(36,511	)(b)	$419,644
Paid-in capital in excess of par	127,424,640	475,699,148	36,511	(b)	603,160,299
	127,550,209	476,029,734			603,579,943
Undistributed net investment income	102,470	353,860	(250,000	)(a)	206,330
Accumulated net realized gain on investments	632,471	697,312			1,329,783
Net unrealized appreciation on investments	7,030,887	24,035,081			31,065,968
Net assets, February 28, 2006	$135,316,037	$501,115,987	$(250,000)		$636,182,024

(A) Investments at cost	$127,536,276	$474,247,699	$—	$601,783,975

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	New Jersey	National	Pro Forma		Dryden New Jersey
	Fund	Fund	Adjustments		Fund Reorganization

Net Asset Value
Class A
Net assets	$113,440,321	$468,271,306	$(209,584	)(a)	$581,502,043
Shares of beneficial interest issued and outstanding	10,528,237	30,896,802	(3,059,191	)(c)	38,365,848
Net asset value and redemption price per share	$10.77	$15.16			$15.16
Maximum sales charge (4% of offering price)	0.45	0.63			0.63
Maximum offering price to public	$11.22	$15.79			$15.79

Class B
Net assets	$15,042,046	$26,371,060	$(27,791	)(a)	$41,385,315
Shares of beneficial interest issued and outstanding	1,395,456	1,735,146	(407,676	)(c)	2,722,926
Net asset value, offering price and redemption price per share	$10.78	$15.20			$15.20

Class C
Net assets	$5,469,482	$3,434,735	$(10,105	)(a)	$8,894,112
Shares of beneficial interest issued and outstanding	507,412	225,989	(148,242	)(c)	585,159
Net asset value, offering price and redemption price per share	$10.78	$15.20			$15.20

Class Z
Net assets	$1,364,188	$3,038,886	$(2,520	)(a)	$4,400,554
Shares of beneficial interest issued and outstanding	125,762	200,637	(35,883	)(c)	290,516
Net asset value, offering price and redemption price per share	$10.85	$15.15			$15.15

(a)             Reflects the estimated Reorganization expenses of $250,000 attributable to Dryden New Jersey Fund.

(b)    Change in consolidated par amount due to Reorganization.

(c)    Represents the difference between total additional shares to be issued (see note 2) and current Dryden National Municipals Fund, Inc. shares outstanding.

Dryden National Fund After Dryden New Jersey Fund Reorganization
Pro Forma Statement of Operations
For the Twelve Months Ended February 28, 2006  (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	New Jersey	National	Pro Forma		Dryden New Jersey
	Fund	Fund	Adjustments		Fund Reorganization
Net Investment Income (Loss)
Income
Interest	$7,210,467	$25,078,835	$—		$32,289,302
Total income	7,210,467	25,078,835	—		32,289,302

Expenses
Management fee	725,203	2,546,580	(72,511	)(B)	3,199,272
Distribution fee—Class A	292,862	1,215,266	—		1,508,128
Distribution fee—Class B	92,293	154,034	—		246,327
Distribution fee—Class C	41,280	27,682	—		68,962
Custodian’s fees and expenses **	85,500	123,000	(43,500	)(B)	165,000
Transfer agent’s fees and expenses (A)	80,000	335,000	—		415,000
Reports to shareholders	65,000	75,000	(40,000	)(B)	100,000
Registration fees	44,000	51,000	(30,000	)(B)	65,000
Audit fee	23,000	24,000	(21,000	)(B)	26,000
Legal fees and expenses	45,000	33,000	(38,000	)(B)	40,000
Directors’/Trustees’ fees	15,000	19,000	(11,000	)(B)	23,000
Miscellaneous	13,882	31,437	(5,319	)(B)	40,000
Total expenses	1,523,020	4,634,999	(261,330)		5,896,689
Less: Custodian fee credit	(1,094)	—	1,094		—
Net expenses	1,521,926	4,634,999	(260,236)		5,896,689

Net investment income (loss)	5,688,541	20,443,836	260,236		26,392,613

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,107,095	2,637,026	—		3,744,121
Futures transactions	284,333	29,755	—		314,088
	1,391,428	2,666,781	—		4,058,209

Net change in unrealized appreciation/depreciation on:
Investments	(2,887,576)	(4,516,907)	—		(7,404,483)
Futures	113,009	(297,761)	—		(184,752)
Interest rate swaps	(28,004)	—	—		(28,004)
	(2,802,571)	(4,814,668)	—		(7,617,239)
Net gain (loss) on investments	(1,411,143)	(2,147,887)	—		(3,559,030)
Net Increase (Decrease) In Net Assets Resulting From Operations	$4,277,398	$18,295,949	$260,236		$22,833,583

(A) Affiliated transfer agent’s fees and expenses	$52,220	$256,100	$—	$308,320
(B) Assumes savings on fund fees due to consolidation
** – Amounts have been restated to reflect current fee rates and related impact on expense ratio.

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at February 28, 2006 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the period ended February 28, 2006, reflect the accounts of Dryden New Jersey Fund and Dryden National Fund, each a “Series.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Dryden New Jersey Fund in exchange for shares in Dryden National Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Series included in their respective Statement of Additional Information. As of February 28, 2006, all of the securities held by Dryden New Jersey Fund would comply with the compliance guidelines and investment restrictions of the Dryden National Fund.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of   additional Class A, B, C, and Z shares of Dryden National Fund, which would have been issued on February 28, 2006, in connection with the proposed reorganization. Shareholders of Dryden New Jersey Fund would become shareholders of Dryden National Fund, receiving shares of Dryden National Fund equal to the value of their holdings in Dryden New Jersey Fund. The amount of additional shares assumed to be issued has been calculated based on the February 28, 2006 net assets of Dryden New Jersey Fund and Dryden National Fund, the net asset value per share of as follows:

Dryden National Fund Additional Shares Issued		Net Assets of Target Fund 2/28/2006	Adjustments*	Dryden National Fund Net Asset Value
Class A	7,469,046	$113,440,321	$(209,584)	$15.16
Class B	987,780	$15,042,046	$(27,791)	$15.20
Class C	359,170	$5,469,482	$(10,105)	$15.20
Class Z	89,879	$1,364,188	$(2,520)	$15.15

* Reflects the estimated Reorganization expenses of $250,000 attributable to Dryden New Jersey Fund.

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Series. Accordingly, the combined gross investment income is equal to the sum of each Series’ gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Series are based on the fee schedule in effect for Dryden National Fund at the combined level of average net assets for the twelve months ended February 28, 2006. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.              Security Valuation – The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-

counter, are valued at market value using prices provided by an independent pricing agent or principal market marker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Series’ valuation policies are substantially identical and there are no differences in the terms of how each Series values its portfolio securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each Series is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dryden National Fund After Dryden New York Fund Reorganization
Pro Forma Portfolio of Investments
as of February 28, 2006 (Unaudited)

					Dryden New York Fund		Dryden National Fund		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.3%, 98.8%, 98.3%
MUNICIPAL BONDS

Alabama 0.0%, 0.4%, 0.3%
Birmingham Baptist Med. Centers Special Care Facs. Financing Auth. Rev., Baptist Health Sys., Inc.	Baa1	5.00%		11/15/30	—	—	$2,000	$2,004,420	$2,000	$2,004,420

Alaska 0.0%, 0.2%, 0.2%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A.	Aaa	5.00		10/01/21	—	—	1,000	1,052,920	1,000	1,052,920

Arizona 0.0%, 1.1%, 0.9%
Pima Cnty. Ind. Dev. Auth. Rev., Tuscon Elec . Pwr. Co., F.S.A.	Aaa	7.25		7/15/10	—	—	870	880,057	870	880,057
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.	Aaa	7.50		7/01/10	—	—	3,000	3,465,540	3,000	3,465,540
Tucson Cnty., G.O., Ser. A	Aa3	7.375		7/01/12	—	—	1,100	1,323,740	1,100	1,323,740
						—		5,669,337		5,669,337

California 0.0%, 9.1%, 6.8%
Anaheim Pub. Fin. Auth. Lease Rev., Ser. 641A, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/16	—	—	2,210	3,305,829	2,210	3,305,829
Ser. 641B, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/24	—	—	1,815	3,016,584	1,815	3,016,584
California Poll. Ctrl. Fin. Auth. Solid. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00		7/01/27	—	—	1,000	1,013,340	1,000	1,013,340
California St. Pub. Wks. Brd. Lease Rev., Dept. of Mental Health Coalinga, Ser. A	A3	5.50		6/01/19	—	—	6,000	6,661,440	6,000	6,661,440
California St. G.O.	A2	5.00		3/01/27	—	—	3,000	3,149,400	3,000	3,149,400
G.O., M.B.I.A.	Aaa	5.25		2/01/27	—	—	9,900	10,597,256	9,900	10,597,256
California Statewide Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90		7/01/14	—	—	3,500	3,420,340	3,500	3,420,340
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero		10/01/21	—	—	60	30,163	60	30,163
Loma Linda Hospital. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00		12/01/20	—	—	3,000	3,114,810	3,000	3,114,810
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero		8/01/25	—	—	2,000	829,880	2,000	829,880
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero		1/15/36	—	—	11,000	2,716,230	11,000	2,716,230
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	—	—	2,000	2,494,060	2,000	2,494,060
Univ. of California Revs. Proj., Ser. B, F.S.A.	Aaa	5.00		5/15/24	—	—	4,760	5,045,695	4,760	5,045,695
						—		45,395,027		45,395,027

					Dryden New York Fund		Dryden National Fund		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Colorado 0.0%, 1.3%, 1.0%
Adams & Arapahoe Counties Joint Sch. Dist. Number 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25		12/01/20	—	—	2,000	2,179,140	2,000	2,179,140
Boulder Cnty. Sales & Use Tax Rev., Open Space, Ser. A, F.G.I.C.	Aaa	6.00		12/15/17	—	—	3,970	4,354,892	3,970	4,354,892
						—		6,534,032		6,534,032

Connecticut 0.0%, 0.9%, 0.7%
Connecticut St. Spl. Tax Oblig. Rev. Trans. Infrastructure, Ser. A(b)	Aaa	7.125		6/01/10	—	—	1,000	1,124,360	1,000	1,124,360
Connecticut St., R.I.T.E.S. 1060 R, Ser. C, G.O. 144A (h)	AA(d)	7.35	(i)	11/15/09	—	—	2,855	3,271,830	2,855	3,271,830
						—		4,396,190		4,396,190

Delaware 0.0%, 0.6%, 0.5%
Delaware River & Bay Auth. Rev., M.B.I.A.	Aaa	5.00		1/01/25	—	—	1,000	1,062,320	1,000	1,062,320
M.B.I.A.	Aaa	5.00		1/01/27	—	—	1,000	1,058,520	1,000	1,058,520
Delaware St. Health Facs. Auth. Rev., Beebe Med. Center Proj., Ser. A	Baa1	5.00		6/01/24	—	—	1,000	1,032,100	1,000	1,032,100
						—		3,152,940		3,152,940

District of Columbia 0.0%, 0.9%, 0.7%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	—	—	2,040	2,117,642	2,040	2,117,642
Dist. of Columbia, G.O., Ser. B, F.S.A.	Aaa	5.00		6/01/27	—	—	2,500	2,632,325	2,500	2,632,325
						—		4,749,967		4,749,967

Florida 0.0%, 4.0%, 3.0%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50		12/01/08	—	—	5,000	5,239,950	5,000	5,239,950
Florida St. Brd. of Ed., Cap. Outlay, G.O.	Aa1	9.125		6/01/14	—	—	1,260	1,596,092	1,260	1,596,092
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00		10/01/23	—	—	3,000	3,212,250	3,000	3,212,250
Highlands Cnty. Health Facs. Auth., Rev., Adventist Health B	A2	5.00		11/15/25	—	—	1,000	1,033,360	1,000	1,033,360
Adventist Health, I (b)	A2	5.00		11/16/09	—	—	500	517,115	500	517,115
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00		10/01/10	—	—	3,040	3,213,918	3,040	3,213,918
Palm Beach Cnty. Sch. Brd., Ser. A, C.O.P., F.G.I.C.	Aaa	5.00		8/01/22	—	—	1,350	1,431,824	1,350	1,431,824
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00		8/01/23	—	—	2,555	2,702,424	2,555	2,702,424
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25		5/01/36	—	—	1,000	1,055,390	1,000	1,055,390
						—		20,002,323		20,002,323

				Dryden New York Fund		Dryden National Fund		Pro Forma Dryden National Fund After Dryden New York Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Georgia 0.0%, 0.3%, 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	—	—	500	607,670	500	607,670
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	—	—	750	912,083	750	912,083
					—		1,519,753		1,519,753

Hawaii 0.0%, 1.8%, 1.3%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	—	—	2,000	2,183,980	2,000	2,183,980
Honolulu City & Cnty. Wste. Wtr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	5.00	7/01/24	—	—	4,285	4,557,612	4,285	4,557,612
Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	—	—	2,000	2,199,720	2,000	2,199,720
					—		8,941,312		8,941,312

Illinois 0.0%, 5.7%, 4.3%
Chicago IL, G.O., F.G.I.C.	Aaa	5.25	1/01/28	—	—	3,625	3,808,751	3,625	3,808,751
Chicago O’Hare International Airport Rev., General Airport, 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	—	—	1,975	2,097,312	1,975	2,097,312
Gilberts Specific Ser. Service Area Number 9 Specific Tax, Big Timber Proj.(b)	AAA(d)	7.75	3/01/11	—	—	2,000	2,385,560	2,000	2,385,560
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Univ. Center Proj.	Baa3	6.00	5/01/22	—	—	1,500	1,626,360	1,500	1,626,360
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	—	—	5,000	5,302,600	5,000	5,302,600
McLean & Woodford Counties Cmnty. Unit Sch. Dist. Number 005, G.O., F.S.A.(b)	Aaa	5.625	12/01/11	—	—	4,000	4,371,960	4,000	4,371,960
Met. Pier & Eposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	—	—	8,500	9,105,625	8,500	9,105,625
					—		28,698,168		28,698,168

Indiana 0.0%, 0.4%, 0.3%
Indiana Health & Educational Fac. Fin. Auth. Rev., Clarion Health Oblig., Ser. A	A2	5.00	2/15/39	—	—	2,000	2,021,860	2,000	2,021,860

Kansas 0.0%, 2.6%, 1.9%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	—	—	2,335	2,449,462	2,335	2,449,462
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	—	—	2,385	2,452,233	2,385	2,452,233
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	—	—	2,170	2,282,775	2,170	2,282,775
Wyandotte Cnty. Kansas City Unit Government Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	—	—	5,000	5,749,450	5,000	5,749,450
					—		12,933,920		12,933,920

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Louisiana 0.0%, 1.6%, 1.2%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	—	—	2,000	2,159,920	2,000	2,159,920
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	—	—	5,780	6,063,509	5,780	6,063,509
					—		8,223,429		8,223,429

Maryland 0.0%, 1.9%, 1.5%
Baltimore Econ. Dev. Lease Rev., Armistead
Partnership, Ser. A	A(d)	7.00	8/01/11	—	—	740	741,310	740	741,310
Maryland St. Hlth. & Higher Ed. Facs. Auth.
Rev., Univ. Maryland Med. Systems (b)	A3	6.75	7/01/10	—	—	5,000	5,685,499	5,000	5,685,499
Northeast Wste. Disp. Auth. Rev.,
Baltimore City Sludge Corporate Proj. 144A
(cost $1,161,000; purchased 6/30/93) (f)(h)(j)	NR	7.25	7/01/07	—	—	1,161	1,201,589	1,161	1,201,589
Montgomery Cnty. Restoration Recovery Proj.,
Ser. A, A.M.T. 144A (f)(h)	A2	6.00	7/01/07	—	—	1,000	1,022,650	1,000	1,022,650
Takoma Park Hosp. Facs. Rev., Washington
Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	—	—	1,000	1,116,390	1,000	1,116,390
					—		9,767,438		9,767,438

Massachusetts 0.0%, 5.1%, 3.8%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev.,
Harbor Elec. Energy Company Proj., A.M.T.	Aa3	7.375	5/15/15	—	—	1,195	1,219,593	1,195	1,219,593
Massachusetts St. Dev. Fin. Agcy. Rev., Concord
Assabet Fam. Services(e)	Ba2	6.00	11/01/28	—	—	640	645,114	640	645,114
Massachusetts St. Health & Ed. Facs. Auth.
Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	—	—	3,590	4,025,431	3,590	4,025,431
Rev., Harvard Univ., Ser. W(b)	Aaa	6.00	7/01/10	—	—	500	554,645	500	554,645
Rev., Partners Healthcare Systems, Ser. F	Aa3	5.00	7/01/22	—	—	1,500	1,584,720	1,500	1,584,720
Rev., Simmons College, Ser. D, A.M.B.A.C.(b)	Aaa	6.05	10/01/10	—	—	1,000	1,114,800	1,000	1,114,800
Rev., Univ. Massachusetts Proj., Ser. A, F.G.I.C.(b)	Aaa	5.875	10/01/10	—	—	500	553,765	500	553,765
Rev., Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	—	—	825	930,047	825	930,047
Massachusetts St. Ind. Dev. Fin. Agcy. Rev.,
Bradford College, 144A
(cost $499,847; purchased 4/30/98) (c)(h)(j)	NR	Zero	11/01/28	—	—	970	242,610	970	242,610
Massachusetts St. Sch. Building Auth. Dedicated
Sales Tax Rev., Ser. A, F.S.A.	Aaa	5.00	8/15/24	—	—	8,000	8,534,080	8,000	8,534,080
Massachusetts St. Special Obligation Rev., Ser. A,
F.S.A.	Aaa	5.50	6/01/21	—	—	2,000	2,330,040	2,000	2,330,040
Massachusetts St. Wtr. Pollutant Abatement Trust
Rev., Pool Program, Ser. 9	Aaa	5.25	8/01/33	—	—	2,500	2,679,050	2,500	2,679,050

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Rail Connections, Inc., Rev., Route 128, Ser. B,
A.C.A., C.A.B.S.(b)	Aaa	Zero	7/01/09	—	—	2,500	1,046,650	2,500	1,046,650
					—		25,460,545		25,460,545

Michigan 0.0%, 2.0%, 1.5%
Harper Creek Cmnty. Sch. Dist., G.O.(b)	Aa2	5.50	5/01/11	—	—	1,500	1,632,435	1,500	1,632,435
Michigan St. Building Auth. Rev., Rfdg. Facs.
Program, Ser. III	Aa3	5.375	10/15/22	—	—	3,750	4,064,325	3,750	4,064,325
Michigan St. Hosp. Fin. Auth. Rev., Ascension
Health, Ser. A	Aa3	5.00	11/01/12	—	—	1,250	1,323,275	1,250	1,323,275
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/12	—	—	1,100	868,527	1,100	868,527
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/13	—	—	1,000	755,130	1,000	755,130
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	—	—	1,270	1,318,717	1,270	1,318,717
					—		9,962,409		9,962,409

Minnesota 0.0%, 1.3%, 1.0%
Minnesota Higher Education Facility Rev., St.
Thomas Univ.	A2	5.00	4/01/23	—	—	1,000	1,060,990	1,000	1,060,990
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam.
Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	—	—	3,030	3,140,959	3,030	3,140,959
Minnesota St. Mun. Powr. Agcy. Elec. Rev.	A3	5.25	10/01/21	—	—	2,000	2,161,040	2,000	2,161,040
					—		6,362,989		6,362,989

Nevada 0.0%, 1.6%, 1.2%
Clark Cnty. Industrial Dev. Rev., Nevada Powr.
Company Proj., Ser. A	B-(d)	5.60	10/01/30	—	—	4,735	4,723,447	4,735	4,723,447
Clark Cnty. Sch. Dist., G.O., F.S.A.	Aaa	5.00	6/15/18	—	—	3,000	3,238,500	3,000	3,238,500
					—		7,961,947		7,961,947

New Hampshire 0.0%, 1.2%, 0.9%
Manchester Hsg. & Redev. Auth. Rev., Ser. B,
C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	—	—	4,740	1,916,619	4,740	1,916,619
New Hampshire Health & Ed. Facs. Auth. Rev.,
New Hampshire College Issue(b)	BBB-(d)	7.50	1/01/11	—	—	3,000	3,524,550	3,000	3,524,550
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College	BBB-(d)	6.30	1/01/07	—	—	145	151,258	145	151,258
Rev., New Hampshire College	BBB-(d)	6.30	1/01/16	—	—	355	366,051	355	366,051
					—		5,958,478		5,958,478

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					New York		National		Dryden New York
					Fund		Fund		Fund Reorganization
Description (a)		Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
New Jersey 0.0%, 4.7%, 3.5%
Casino Reinvestment Dev. Auth. Rev., Room Fee,
A.M.B.A.C.		Aaa	5.25	1/01/24	—	—	1,600	1,757,568	1,600	1,757,568
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax (b)		Baa2	5.625	6/15/19	—	—	1,250	1,328,375	1,250	1,328,375
Cigarette Tax		Baa2	5.75	6/15/34	—	—	750	797,175	750	797,175
Sch. Facs. Constrs., Ser. O		A1	5.25	3/01/26	—	—	1,000	1,077,300	1,000	1,077,300
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.		A2	6.25	7/01/17	—	—	2,175	2,434,956	2,175	2,434,956
Raritan Bay Med. Center Issue		NR	7.25	7/01/27	—	—	2,000	2,051,200	2,000	2,051,200
Saint Peter’s Univ. Hosp., Ser. A		Baa1	6.875	7/01/30	—	—	2,000	2,186,520	2,000	2,186,520
South Jersey Hosp.		Baa1	6.00	7/01/26	—	—	1,565	1,680,669	1,565	1,680,669
South Jersey Hosp.		Baa1	6.00	7/01/32	—	—	1,000	1,068,810	1,000	1,068,810
New Jersey Transportation Trust Fund. Rev., Ser.
D, F.S.A.		Aaa	5.00	6/15/19	—	—	5,000	5,360,650	5,000	5,360,650
Newark Hsg. Auth., Port Auth. Rev., Newark
Marine Terminal, M.B.I.A.		Aaa	5.00	1/01/34	—	—	3,000	3,138,360	3,000	3,138,360
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.		Baa3	6.00	6/01/37	—	—	400	424,320	400	424,320
						—		23,305,903		23,305,903

New Mexico 0.0%, 2.2%, 1.6%
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C.		Aaa	5.50	7/01/36	—	—	2,455	2,615,262	2,455	2,615,262
Sngl. Fam. Mtge.,
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.		AAA(d)	4.75	7/01/35	—	—	4,455	4,517,325	4,455	4,517,325
Sngl. Fam. Mtge.,
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	.	AAA(d)	6.15	3/01/32	—	—	1,145	1,189,037	1,145	1,189,037
Single Fam. Mtge. Program,
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.		AAA(d)	5.50	7/01/35	—	—	2,405	2,538,646	2,405	2,538,646
						—		10,860,270		10,860,270

New York 87.7%, 12.6%, 31.2%
Brookhaven Ind. Dev. Agcy.
Civic Fac. Rev., Mem. Hosp. Med. Ctr.,
Inc., Ser. A		NR	8.125	11/15/20	500	546,930	—	—	500	546,930
City of Buffalo, Sch., G.O.,
Ser. E, F.S.A. (b)(f)		Aaa	6.00	12/01/09	1,100	1,207,404	—	—	1,100	1,207,404
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac.
Rev., Bard Coll.		A3	5.75	8/01/30	3,500	3,770,970	—	—	3,500	3,770,970
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.		Aaa	5.75	5/01/19	—	—	1,250	1,387,825	1,250	1,387,825
City of Buffalo Proj., F.S.A.		Aaa	5.75	5/01/23	—	—	3,030	3,352,847	3,030	3,352,847
City of Buffalo Proj., F.S.A.		Aaa	5.75	5/01/24	3,000	3,245,730	6,765	7,319,120	9,765	10,564,850

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					New York		National		Dryden New York
					Fund		Fund		Fund Reorganization
Description (a)		Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Erie Cnty. Tobacco Asset Securitization Corp., Asset Bkd., Ser. A		BBB(d)	5.00	6/01/45	1,000	973,110	—	—	1,000	973,110
Islip Res. Rec., Rev.,
Ser. B, A.M.B.A.C., A.M.T.		Aaa	7.20	7/01/10	1,745	1,984,030	—	—	1,745	1,984,030
Metro. Trans. Auth., New York
Svc. Contract, C.A.B.S., Ser. 7,
M.B.I.A., E.T.M. (b)		Aaa	Zero	7/01/08	4,500	4,159,350	—	—	4,500	4,159,350
Ser. A, M.B.I.A.		Aaa	5.50	7/01/20	3,000	3,291,060	—	—	3,000	3,291,060
Svc. Contract, Ser. B, M.B.I.A.		Aaa	5.50	7/01/23	5,000	5,462,950	—	—	5,000	5,462,950
Trans, Ser. F		A2	5.00	11/15/30	3,000	3,131,430	—	—	3,000	3,131,430
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.		Aaa	5.50	11/15/18	—	—	4,000	4,407,120	4,000	4,407,120
Monroe Cnty. Indl. Dev.
Agcy. Civic Fac. Rev.,
Refdg. Highland Hosp. Rochester		Baa1	5.00	8/01/22	2,000	2,048,260	—	—	2,000	2,048,260
New York City Ind. Dev. Agcy. Spec.
Fac. Rev., Terminal One Group Assn.
Proj., A.M.T.		A3	5.50	1/01/24	1,500	1,609,485	—	—	1,500	1,609,485
New York City Mun. Wtr. Auth. Rev., Ser. F		Aa2	5.00	6/15/29	1,500	1,549,170	—	—	1,500	1,549,170
Wtr. & Swr. Sys. Rev., Ser.	B	Aa2	5.00	6/15/36	3,000	3,162,840	—	—	3,000	3,162,840
Unrfdg. Balance, Ser. B		Aa2	6.00	6/15/33	985	1,084,741	—	—	985	1,084,741
New York City Trans. Fin.
Auth. Rev., Future Tax Sec.,
Ser. A		Aa1	5.50	11/01/26	2,650	2,882,273	—	—	2,650	2,882,273
Ser. B		Aa1	5.50	2/01/17	1,920	2,088,461	—	—	1,920	2,088,461
Ser. B		Aa1	5.25	8/01/20	4,000	4,341,080	—	—	4,000	4,341,080
Ser. B		Aa1	5.25	2/01/29	2,500	2,669,000	—	—	2,500	2,669,000
New York City, G.O.,
Ser. A (b)		A1	6.00	5/15/10	100	110,719	—	—	100	110,719
Ser. A		A1	6.00	5/15/30	10	10,921	—	—	10	10,921
Ser. D		A1	7.65	2/01/07	—	—	45	45,154	45	45,154
Ser. G		A1	5.00	12/01/20	1,500	1,588,215	—	—	1,500	1,588,215
Ser. I (b)		Aaa	6.10	4/15/07	85	88,375	—	—	85	88,375
New York City Muni. Wtr. Fin. Auth., Rev.		Aa2	5.00	6/15/36	—	—	2,000	2,108,560	2,000	2,108,560
New York City Transitional Fin. Auth. Rev.,
Ref. Future Tax Sec’d., Ser. A-1		Aa1	5.00	11/01/24	—	—	2,000	2,130,080	2,000	2,130,080
Ser. C		Aa1	5.50	2/15/16	—	—	2,500	2,736,850	2,500	2,736,850
New York Conven. Ctr. Dev. Corp.,
Hotel Unit Fee Sec’d., A.M.B.A.C.	.	Aaa	5.00	11/15/30	3,000	3,177,360	—	—	3,000	3,177,360
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B		A1	6.00	7/01/14	3,000	3,345,900	—	—	3,000	3,345,900
City Univ. Sys. Cons.,
Ser. D, E.T.M. (b)		A1	7.00	7/01/09	1,020	1,080,935	—	—	1,020	1,080,935
Lease Rev., Ser. B		A1	5.25	5/15/12	3,000	3,248,280	—	—	3,000	3,248,280
Mental Hlth. Svcs. Facs
Impvt., Ser. B		A1	6.50	8/15/11	3,000	3,399,840	—	—	3,000	3,399,840
Mt. Sinai NYU Hlth.		Ba1	5.50	7/01/26	500	508,295	—	—	500	508,295
Mt. Sinai NYU Hlth., Ser. C		Ba1	5.50	7/01/26	2,750	2,795,623	—	—	2,750	2,795,623
Ref. Sec’d. Hosp. Catskill,
F.G.I.C.		Aaa	5.25	2/15/17	1,000	1,094,870	—	—	1,000	1,094,870
Ser. B		A1	5.25	5/15/12	3,000	3,221,400	—	—	3,000	3,221,400
St. Personal Income - Tax
Ed., Ser. A (b)		Aa3	5.375	3/15/13	2,000	2,213,160	—	—	2,000	2,213,160

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
St. Personal Income - Tax Rev.,
Ser. F	Aaa	5.00	3/15/23	2,000	2,134,880	—	—	2,000	2,134,880
New York St. Dorm. Auth. Rev., Ref. Sec’d.
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/17	—	—	2,160	2,364,919	2,160	2,364,919
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/18	—	—	2,300	2,516,568	2,300	2,516,568
New York St. Engy. Res. & Dev. Auth. Rev.,
Bklyn. Union Gas, Keyspan,
Ser. A, F.G.I.C. (f)	Aaa	4.70	2/01/24	2,000	2,021,920	—	—	2,000	2,021,920
New York St. Environ. Facs. Corp.,
Clean Wtr. & Drinking
Revolving Fds. Pooled Fin., Ser. B	Aaa	5.50	10/15/23	3,750	4,430,250	—	—	3,750	4,430,250
Pooled Fin., Wtr. Proj.	Aaa	5.00	6/15/34	2,000	2,104,560	—	—	2,000	2,104,560
Poll. Ctrl., Ser. E	Aaa	6.50	6/15/14	35	35,091	—	—	35	35,091
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000	3,238,110	—	—	3,000	3,238,110
New York St. Environment Facs. Corporate Poll.
Control Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	—	—	1,260	1,287,682	1,260	1,287,682
New York St. Hsg. Fin. Agcy. Rev.,
St. Univ. Constr., Ser. A, E.T.M. (b)	Aaa	8.00	5/01/11	3,600	4,090,536	—	—	3,600	4,090,536
New York St. Local Gov’t. Assist. Corp.,
C.A.B.S., Ser. C	Aa3	Zero	4/01/14	5,882	4,313,447	—	—	5,882	4,313,447
Ser. E	Aa3	6.00	4/01/14	3,000	3,454,800	—	—	3,000	3,454,800
New York St. Mun. Bond Bank Agcy.
Spec. Sch. Purp. Rev., Ser. C	A+(d)	5.50	12/01/13	5,070	5,579,180	—	—	5,070	5,579,180
New York St. Mun. Brd. Bank Agcy. Rev.,
Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	—	—	3,200	3,462,848	3,200	3,462,848
Sch. Supply, Ser. C	A+(d)	5.25	12/01/22	—	—	3,595	3,896,405	3,595	3,896,405
New York St. Pwr. Auth.,
Ser. A	Aa2	5.25	11/15/16	3,000	3,265,470	—	—	3,000	3,265,470
Ser. A	Aa2	5.00	11/15/19	2,500	2,674,800	—	—	2,500	2,674,800
Ser. A, F.G.I.C.	Aaa	5.00	11/15/20	2,000	2,157,880	—	—	2,000	2,157,880
New York St. Thrwy. Auth.,
Hwy. & Bridge Trust Fd. Rev.,
Gen. Second, Ser. B, A.M.B.A.C.	Aaa	5.00	4/01/21	2,000	2,153,000	—	—	2,000	2,153,000
Ser. B, A.M.B.A.C.	Aaa	5.50	4/01/20	—	—	5,000	5,819,400	5,000	5,819,400
St. Personal Income Tax Rev.,
Trans., Ser. A (b)	Aa3	5.50	3/15/12	1,000	1,104,240	—	—	1,000	1,104,240
Svc. Contract Rev.,
Local Hwy. & Bridge	A1	5.50	4/01/15	3,000	3,262,170	—	—	3,000	3,262,170
New York St. Urban Dev. Corp.
Rev., Correctional Cap. Facs.,
A.M.B.A.C ., T.C.R.S., C.A.B.S.	Aaa	Zero	1/01/08	8,000	7,504,800	—	—	8,000	7,504,800
Port Auth. New York & New Jersey
Cons. Rev., One Hundred Thirty Fifth	A1	5.00	3/15/39	3,000	3,143,820	—	—	3,000	3,143,820
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.,
Ser. A-1	A1	5.50	6/01/14	—	—	3,000	3,166,020	3,000	3,166,020
Ser. A-1	A1	5.50	6/01/15	—	—	500	534,315	500	534,315
Ser. A-1	A1	5.50	6/01/16	—	—	3,000	3,205,890	3,000	3,205,890
Ser. A-1	A1	5.50	6/01/18	—	—	3,000	3,271,050	3,000	3,271,050
Ser. C-1	A1	5.50	6/01/14	1,000	1,055,340	—	—	1,000	1,055,340
Ser. C-1	A1	5.50	6/01/15	2,000	2,137,260	—	—	2,000	2,137,260
Ser. C-1	A1	5.50	6/01/19	—	—	5,000	5,481,300	5,000	5,481,300

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Triborough Bridge & Tunnel
Auth. New York Rev.,
Ser. B	Aa2	5.00	11/15/32	3,000	3,119,370	—	—	3,000	3,119,370
Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	5,000	5,802,700	—	—	5,000	5,802,700
United Nations Dev. Cop. Rev.,
Ser. A	A3	5.25	7/01/17	—	—	2,000	2,054,600	2,000	2,054,600
Ser. A	A3	5.25	7/01/21	—	—	1,370	1,407,401	1,370	1,407,401
Ser. A	A3	5.25	7/01/25	—	—	1,000	1,026,400	1,000	1,026,400
Westchester Tobacco Asset
Securization Corp. Rev.	BBB(d)	5.125	6/01/38	1,000	997,570	—	—	1,000	997,570
					144,873,361		62,982,354		207,855,715

North Carolina 0.0%, 2.7%, 2.0%
Charlotte Airport Rev., Ser. B, A.M.T.,
M.B.I.A.	Aaa	6.00	7/01/24	—	—	1,000	1,075,230	1,000	1,075,230
Charlotte Storm Wtr. Fee Rev.(b)	Aa2	6.00	6/01/10	—	—	500	552,855	500	552,855
North Carolina Eastern Mun. Powr. Agcy.,
Powr. Systems Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	—	—	1,000	1,185,040	1,000	1,185,040
Powr. Systems Rev., Ser. A(b)	Aaa	6.00	1/01/22	—	—	650	800,553	650	800,553
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	2,635	3,279,627	2,635	3,279,627
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	1,005	1,226,241	1,005	1,226,241
Powr. Systems Rev., Ser. A(b)	AAA(d)	6.40	1/01/21	—	—	1,000	1,228,250	1,000	1,228,250
North Carolina Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	—	—	760	788,112	760	788,112
North Carolina Mun. Powr. Agcy. Rev., Number 1
Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	—	—	1,250	1,356,200	1,250	1,356,200
Piedmont Triad Airport Auth. Rev., Ser. B,
A.M.T., F.S.A.	Aaa	6.00	7/01/21	—	—	1,000	1,076,540	1,000	1,076,540
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	—	—	1,000	1,041,500	1,000	1,041,500
					—		13,610,148		13,610,148

North Dakota 0.0%, 2.1%, 1.6%
Mercer Cnty. Poll. Control Rev., Antelope Valley
Station, A.M.B.A.C.	Aaa	7.20	6/30/13	—	—	9,000	10,492,560	9,000	10,492,560

Ohio 0.0%, 4.1%, 3.1%
Brecksville Broadview Heights City Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.50	12/01/16	—	—	1,000	1,041,770	1,000	1,041,770
Columbus Citation Hsg. Dev. Corporate, Mtge.
Rev., A.M.T., F.H.A.(b)	NR	7.625	1/01/15	—	—	1,585	1,940,769	1,585	1,940,769
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc.
Proj.	Baa2	7.50	1/01/30	—	—	5,000	5,580,299	5,000	5,580,299
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	—	—	2,000	1,053,660	2,000	1,053,660
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S.,
F.G.I.C.	Aaa	Zero	12/01/19	—	—	1,720	951,470	1,720	951,470

										Pro Forma Dryden
						Dryden		Dryden		National Fund After
						New York		National		Dryden New York
						Fund		Fund		Fund Reorganization
Description (a)		Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Lucas Cnty. Health Care Facs. Rev., Rfdg., Presbyterian Services, Ser. A		NR	6.625		7/01/14	—	—	1,750	1,813,158	1,750	1,813,158
Rfdg. & Impvt., Sunset Retirement, Ser. A		NR	6.625		8/15/30	—	—	1,000	1,074,160	1,000	1,074,160
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.		Aaa	5.00		11/15/21	—	—	3,935	4,174,051	3,935	4,174,051
Newark Wtr. Imprvmt, Ltd. Tax, G.O., A.M.B.A.C., C.A.B.S.		Aaa	Zero		12/01/06	—	—	805	784,795	805	784,795
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B		A1	6.50		10/01/20	—	—	750	920,460	750	920,460
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Systems, Ser. B		A-(d)	6.375		11/15/22	—	—	1,000	1,093,100	1,000	1,093,100
							—		20,427,692		20,427,692

Oklahoma 0.0%, 1.8%, 1.4%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.		Aaa	4.875		9/01/33	—	—	2,995	3,042,770	2,995	3,042,770
Oklahoma St. Tpke. Auth. Rev., Second Sr., Ser. B, F.G.I.C.		Aaa	5.00		1/01/16	—	—	5,900	6,135,528	5,900	6,135,528
							—		9,178,298		9,178,298

Pennsylvania 0.0%, 2.2%, 1.7%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.		BBB-(d)	5.60		7/01/10	—	—	685	700,097	685	700,097
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center		BBB+(d)	6.00		1/01/43	—	—	1,750	1,872,430	1,750	1,872,430
Philadelphia Wtr. & Wste. Water Rev., Ser. A, F.S.A.		Aaa	5.00		7/01/12	—	—	4,645	4,980,602	4,645	4,980,602
Pittsburgh, G.O., Ser. A, M.B.I.A.		Aaa	5.00		9/01/11	—	—	1,500	1,598,130	1,500	1,598,130
Westmoreland Cnty. Industrial Dev. Agy. Rev., Gtd., Wst. Mgmt. Valley Landfill Proj., A.M.T.		BBB(d)	5.10		5/01/09	—	—	2,000	2,056,640	2,000	2,056,640
							—		11,207,899		11,207,899

Puerto Rico 7.9%, 1.5%, 3.1%
Puerto Rico Comwlth., G.O., R.I.T.E.S., PA 625, A.M.B.A.C., T.C.R.S.(h)		NR	11.375	(i)	7/01/10	3,250	4,158,570	500	639,780	3,750	4,798,350
PA642B, M.B.I.A.(h)		NR	8.892	(i)	7/01/12	—	—	1,000	1,242,960	1,000	1,242,960
Puerto Rico Comnwlth., Pub. Impvt., G.O. Rfdg., M.B.I.A.(h)		Baa2	7.00		7/01/10	1,250	1,424,725	—	—	1,250	1,424,725
Puerto Rico Comwlth., Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	,	Aaa	5.25		7/01/18	—	—	2,250	2,452,680	2,250	2,452,680
F.G.I.C.		Aaa	5.00		7/01/26	4,000	4,251,960	—	—	4,000	4,251,960
Ser. K		Baa2	5.00		7/01/14	—	—	2,000	2,124,520	2,000	2,124,520

Puerto Rico Elec. Pwr. Auth.

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. RR, X.L.C.A.	Aaa	5.00	7/01/25	1,000	1,065,210	—	—	1,000	1,065,210
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.00	8/01/12	—	—	1,000	1,057,010	1,000	1,057,010
Puerto Rico Pub. Fin. Corp., Comnwlth.
Approp. Rev., Ser. E(b)	Aaa	5.70	2/01/10	2,000	2,159,760	—	—	2,000	2,159,760
					13,060,225		7,516,950		20,577,175

South Carolina 0.0%, 4.0%, 3.0%
Charleston Ed.Excellence Financing Corporation
Rev., Charleston Cnty. Sch. Dist.	A1	5.25	12/01/25	—	—	5,000	5,354,400	5,000	5,354,400
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	—	—	4,400	5,044,072	4,400	5,044,072
Dorchester Cnty. School Dist. Growth Rev.	A3	5.00	12/01/30	—	—	1,000	1,037,880	1,000	1,037,880
South Carolina Jobs Econ. Dev. Auth. Hosp.
Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (b)	Baa1	6.875	8/01/13	—	—	2,655	3,159,291	2,655	3,159,291
Ser. C	Baa1	6.875	8/01/27	—	—	345	399,755	345	399,755
South Carolina State Public Service Auth. Rev.,
Santee Cooper, M.B.I.A.	Aaa	5.00	1/01/30	—	—	2,500	2,651,450	2,500	2,651,450
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	—	—	2,000	2,154,420	2,000	2,154,420
					—		19,801,268		19,801,268

South Dakota 0.0%, 0.2%, 0.2%
Edl. Enhancement Fin. Fdg. Corporation Rev.,
Tobacco, Ser. B	Baa3	6.50	6/01/32	—	—	1,000	1,089,810	1,000	1,089,810

Tennessee 0.0%, 2.2%, 1.6%
Bristol Health & Edl. Facility Rev., Bristol Mem.
Hosp., F.G.I.C.(e)	Aaa	6.75	9/01/10	—	—	5,000	5,540,450	5,000	5,540,450
Shelby Cnty. Health Edl. & Hsg. Facility Brd.
Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	940	1,093,540	940	1,093,540
Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	560	651,470	560	651,470
Tennessee Hsg. Dev. Agcy. Rev., Homeownership
Program, A.M.T.	Aa2	5.00	7/01/34	—	—	3,595	3,646,373	3,595	3,646,373
					—		10,931,833		10,931,833

Texas 0.0%, 6.7%, 5.1%
Brazos River Auth. Poll. Control Rev., TXU
Energy Co. LLC Proj.	Baa2	5.40	5/01/29	—	—	1,500	1,508,865	1,500	1,508,865
Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	—	—	1,255	1,391,230	1,255	1,391,230
Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/14	—	—	1,000	1,069,010	1,000	1,069,010
Brazos River Auth. Rev., Houston Inds., Inc.
Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	—	—	3,500	3,683,400	3,500	3,683,400
Cash Supply Utility Dist. Rev., Rfdg. & Impvt.,
M.B.I.A.	Aaa	5.25	9/01/22	—	—	1,765	1,923,179	1,765	1,923,179

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Frisco Independent School District,
G.O., P.S.F.G.	Aaa	5.25	8/15/23	—	—	2,360	2,595,339	2,360	2,595,339
G.O., P.S.F.G.	Aaa	5.25	8/15/24	—	—	2,480	2,720,659	2,480	2,720,659
Houston Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	—	—	9,000	9,773,911	9,000	9,773,911
Lower Colorado River Auth. Transmission
Contract Rev., LCRA Trans. Services Corporate
Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	—	—	2,250	2,416,568	2,250	2,416,568
Matagorda Cnty. Nav. Dist. Number 1, Rev.,
Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	—	—	2,000	2,099,780	2,000	2,099,780
Sabine River Auth. Poll. Control Rev., TXU
Energy Company LLC Proj., Ser. B	Baa2	6.15	8/01/22	—	—	1,000	1,093,560	1,000	1,093,560
Southwest Texas Indpt. Sch. Dist., Rfdg., G.O.,
P.S.F.	AAA(d)	5.25	2/01/22	—	—	1,000	1,092,110	1,000	1,092,110
Texas St. Pub. Fin. Auth. Rev., Southern Univ.
Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	—	—	2,240	2,438,710	2,240	2,438,710
					—		33,806,321		33,806,321

U.S. Virgin Islands 0.7%, 0.3%, 0.4%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien
Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	—	—	1,500	1,614,795	1,500	1,614,795
U.S. Virgin Islands Pub. Fin. Auth. Rev.,
Gross Rcpts. Taxes Ser. A	BBB(d)	6.50	10/01/24	1,000	1,110,300	—	—	1,000	1,110,300
					1,110,300		1,614,795		2,725,095

Virginia 0.0%, 2.4%, 1.8%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste.
Disposal Rev., Wste. Mgmt. Services, Ser. A,
A.M.T.	BBB(d)	5.125	5/01/14	—	—	2,300	2,389,286	2,300	2,389,286
Henrico Cnty. Econ. Dev. Auth. Rev., Bon
Secours Health Systems, Inc., Ser. A	A3	5.60	11/15/30	—	—	850	894,948	850	894,948
Richmond Met. Auth. Expy. Rev., Rfdg.,
F.G.I.C.	Aaa	5.25	7/15/17	—	—	5,775	6,360,412	5,775	6,360,412
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp.
Rev., Atlantic Wste., Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	1,400	1,454,348	1,400	1,454,348
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.	Baa3	5.625	6/01/37	—	—	1,000	1,025,650	1,000	1,025,650
					—		12,124,644		12,124,644

Washington 0.0%, 3.6%, 2.7%
Cowlitz Cnty. Sch. Dist. Number 122, Longview,
G.O., F.S.A.	Aaa	5.50	12/01/19	—	—	3,500	3,803,030	3,500	3,803,030
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	—	—	4,000	4,496,360	4,000	4,496,360
Proj. Number 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	—	—	3,000	3,381,270	3,000	3,381,270
Proj. Number 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	—	—	4,010	4,371,381	4,010	4,371,381

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	—	—	1,945	2,124,290	1,945	2,124,290
					—		18,176,331		18,176,331

West Virginia 0.0%, 0.5%, 0.3%
West Virginia St. Hosp. Fin. Auth.,
Oak Hill Hosp. Rev., Ser. B(b)(h)	A2	6.75	9/01/10	—	—	2,000	2,277,320	2,000	2,277,320

Wisconsin 0.0%, 1.0%, 0.8%
Badger Tobacco Asset Securitization Corporation,
Rev., Asset Bkd.	Baa3	6.125	6/01/27	—	—	2,905	3,089,729	2,905	3,089,729
Wisconsin St. Health & Ed.Facs. Auth.
Rev., Marshfield Clinic, Ser.B	BBB+(d)	6.00	2/15/25	—	—	2,000	2,126,340	2,000	2,126,340
					—		5,216,069		5,216,069
Total long-term investments
(cost $151,761,847, $471,397,699, $623,159,546)					159,043,886		495,389,869		654,433,755

SHORT-TERM INVESTMENTS 2.9%, 0.6%, 1.1%

Alabama 0.0%, 0.6%, 0.4%
Mcintosh Ind. Dev. Brd. Environ.
Impvt. Rev., A.M.T., F.R.D.D.(e)	P-2	3.28	3/01/06	—	—	2,850	2,850,000	2,850	2,850,000

New York 2.9%, 0.0%, 0.7%
New York City Hsg. Dev. Corp.
Mtg. Rev. E17 St. Proj., F.R.D.D. (e)	A+1+(d)	2.99	3/01/06	1,150	1,150,000	—	—	1,150	1,150,000
New York City Mun Fin. Auth.,
Wtr. & Swr. Sys Rev., F.R.D.D.(e)	VMIG1	2.94	3/01/06	700	700,000	—	—	700	700,000
New York St. Local Govt. Assistance
Corp. Rev., A.M.B.A.C., F.R.D.D., (e)	A+1+(d)	3.02	3/01/06	2,200	2,200,000	—	—	2,200	2,200,000
Port Auth. New York & New Jersey,
Versatile Structure Oblig. Rev., Ser. 6, A.M.T., F.R.D.D. (e)	VMIG1	2.99	3/01/06	700	700,000	—	—	700	700,000
					4,750,000		—		4,750,000
Total short-term investments
(cost $4,750,000, $2,850,000, $7,600,000)					4,750,000		2,850,000		7,600,000

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				New York		National		Dryden New York
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Total Investments(g) 99.2%, 99.4%, 99.4% (cost $156,511,847, $474,247,699, $630,759,546)					163,793,886		498,239,869		662,033,755
Other assets in excess of liabilities (k) 0.8%, 0.6%, 0.6%					1,394,162		2,876,118		4,010,280	*
Net Assets 100%					$165,188,048		$501,115,987		$666,044,035	*

*             Amounts reflect the adjustments to the Pro Forma Statement of Assets and Liabilities for the Reorganization relating to reorganization expenses attributable to Dryden New York Fund.

(a)      The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Corporation

M.B.I.A.—Municipal Bond Insurance Corporation

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

T.C.R.S.—Transferable Custodial Receipts

P.S.F.G.—Permanent School Fund Guaranty

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

X.L.C.A.—X.L. Capital Assurance

144A  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)     All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)      Represents issuer in default of interest payments; non-income producing security.

(d)     Standard & Poor’s rating.

(e)      For the purposes of amortized cost valuation, the maturity date of the Floating Rate Demand notes is considered to be the latter of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at February 28, 2006.

(f)        All or portion of security segregated as collateral for financial futures contracts and interest rate swap agreement.

(g)     As of February 28, 2006, one security representing $242,610 and 0.05% and 0.04% of the total market value of Dryden National Fund and Pro Forma Dryden National Fund, respectively, was fair valued in accordance with the policies adopted by the Board of Directors.

(h)     Indicates a security that has been deemed illiquid.

(i)         Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2006.

(j)         Indicates a security that is restricted as to resale. The aggregate cost of such securities is $1,660,847 for Dryden National Fund and Pro Forma Dryden National Fund. The aggregate value of $1,444,199 is approximately 0.29% and 0.22% of net assets for Dryden National Fund and Pro Forma Dryden National Fund, respectively.

(k)      Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures and interest rate swaps as follows:

Open futures contracts outstanding at February 28, 2006:

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
Long Position:
United States Treasury 2 Year Notes	June 2006
Dryden New York Fund		3	$612,381	$613,125	$744
Dryden National Fund		7	1,428,888	1,430,625	1,737
Pro Forma Dryden National Fund After Dryden New York Fund Reorganization		10	2,041,269	2,043,750	2,481
United States Treasury 5 Year Notes	June 2006
Dryden New York Fund		—	—	—	—
Dryden National Fund		48	5,045,921	5,049,000	3,079
Pro Forma Dryden National Fund After Dryden New York Fund Reorganization		48	5,045,921	5,049,000	3,079
					5,560
Short Positions:
United States Treasury 5 Year Notes	June 2006
Dryden New York Fund		13	1,368,369	1,367,438	931
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden New York Fund Reorganization		13	1,368,369	1,367,438	931
United States Treasury 10 Year Notes	March 2006
Dryden New York Fund		—	—	—	—
Dryden National Fund		168	18,236,682	18,144,000	92,682
Pro Forma Dryden National Fund After Dryden New York Fund Reorganization		168	18,236,682	18,144,000	92,682
United States Treasury 10 Year Notes	June 2006
Dryden New York Fund		39	4,195,301	4,208,344	(13,043)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden New York Fund Reorganization		39	4,195,301	4,208,344	(13,043)
United States Treasury 30 Year Bonds	March 2006
Dryden New York Fund		—	—	—	—
Dryden National Fund		90	10,135,791	10,178,437	(42,646)
Pro Forma Dryden National Fund After Dryden New York Fund Reorganization		90	10,135,791	10,178,437	(42,646)
United States Treasury 30 Year Bonds	June 2006
Dryden New York Fund		42	4,745,042	4,749,938	(4,896)
Dryden National Fund		117	13,220,028	13,231,969	(11,941)
Pro Forma Dryden National Fund After Dryden New York Fund Reorganization		159	17,965,070	17,981,907	(16,837)
					21,087
					$26,647

Interest rate swap agreement outstanding at February 28, 2006:

		Termination	Notional	Fixed	Floating	Unrealized
Fund	Counterparty	Date	Amount	Rate	Rate	Depreciation
Dryden New York Fund	Morgan Stanley Capital Services, Inc.(z)	3/17/2021	$1,000,000	3.865%	BMA Municipal Swap Index	$(7,481)

Dryden National Fund	—	—	—	—	—	—

Pro Forma Dryden National Fund After Dryden New York Fund Reorganization						(7,481)

(z)     Portfolio pays the floating rate and receives the fixed rate.

Dryden National Fund After Dryden New York Fund Reorganization
Pro Forma Statement of Assets and Liabilities
as of February 28, 2006 (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	New York	National	Pro Forma		Dryden New York
	Fund	Fund	Adjustments		Fund Reorganization
Assets
Investments, at value (A)	$163,793,886	$498,239,869			$662,033,755
Cash	25,100	42,277			67,377
Interest receivable	1,713,407	5,981,422			7,694,829
Receivable for Series/Fund shares sold	48,081	5,687			53,768
Prepaid expenses	6,662	20,547			27,209
Total assets	165,587,136	504,289,802	—		669,876,938

Liabilities
Payable for Series/Fund shares reacquired	82,316	314,061			396,377
Payable for investments purchased	—	2,083,680			2,083,680
Accrued expenses	120,077	151,168	$260,000	(a)	531,245
Management fee payable	63,234	153,329			216,563
Distribution fee payable	34,755	102,818			137,573
Due to broker - variation margin	32,760	174,894			207,654
Dividends payable	32,659	106,111			138,770
Transfer agent fee payable	14,816	54,884			69,700
Unrealized depreciation on interest rate swaps	7,481	—			7,481
Deferred directors’/trustees’ fees	10,990	32,870			43,860
Total liabilities	399,088	3,173,815	260,000		3,832,903

Net Assets	$165,188,048	$501,115,987	$(260,000)		$666,044,035

Net assets were comprised of:
Common stock, at par	$145,500	$330,586	$(36,736	)(b)	$439,350
Paid-in capital in excess of par	157,060,829	475,699,148	36,736	(b)	632,796,713
	157,206,329	476,029,734			633,236,063
Undistributed net investment income	(22,122)	353,860	(260,000	)(a)	71,738
Accumulated net realized gain (loss) on investments	745,547	697,312			1,442,859
Net unrealized appreciation (depreciation) on investments	7,258,294	24,035,081			31,293,375
Net assets, February 28, 2006	$165,188,048	$501,115,987	$(260,000)		$666,044,035

(A) Investments at cost	$156,511,847	$474,247,699	$—	$630,759,546

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	New York	National	Pro Forma		Dryden New York
	Fund	Fund	Adjustments		Fund Reorganization
Net Asset Value
Class A
Net assets	$146,574,842	$468,271,306	$(230,703	)(a)	$614,615,445
Shares of beneficial interest issued and outstanding	12,912,077	30,896,802	(3,258,770	)(c)	40,550,109
Net asset value and redemption price per share	$11.35	$15.16			$15.16
Maximum sales charge (4% of offering price)	0.47	0.63			0.63
Maximum offering price to public	$11.82	$15.79			$15.79

Class B
Net assets	$13,951,472	$26,371,060	$(21,959	)(a)	$40,300,573
Shares of beneficial interest issued and outstanding	1,227,852	1,735,146	(311,437	)(c)	2,651,561
Net asset value, offering price and redemption price per share	$11.36	$15.20			$15.20

Class C
Net assets	$2,393,655	$3,434,735	$(3,768	)(a)	$5,824,622
Shares of beneficial interest issued and outstanding	210,670	225,989	(53,441	)(c)	383,218
Net asset value, offering price and redemption price per share	$11.36	$15.20			$15.20

Class Z
Net assets	$2,268,079	$3,038,886	$(3,570	)(a)	$5,303,395
Shares of beneficial interest issued and outstanding	199,379	200,637	(49,906	)(c)	350,110
Net asset value, offering price and redemption price per share	$11.38	$15.15			$15.15

(a)             Reflects the estimated Reorganization expenses of $260,000 attributable to Dryden New York Fund.

(b)            Change in consolidated par amount due to Reorganization.

(c)             Represents the difference between total additional shares to be issued (see note 2) and current Dryden National Municipals Fund, Inc. shares outstanding.

Dryden National Fund After Dryden New York Fund Reorganization
Pro Forma Statement of Operations
For the Twelve Months Ended February 28, 2006 (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	New York	National	Pro Forma		Dryden New York
	Fund	Fund	Adjustments		Fund Reorganization
Net Investment Income (Loss)
Income
Interest	$8,178,614	$25,078,835	$ —		$33,257,449
Total income	8,178,614	25,078,835	—		33,257,449

Expenses
Management fee	868,298	2,546,580	(86,792	)(B)	3,328,086
Distribution fee—Class A	378,648	1,215,266	—		1,593,914
Distribution fee—Class B	83,824	154,034	—		237,858
Distribution fee—Class C	18,752	27,682	—		46,434
Custodian’s fees and expenses **	84,750	123,000	(32,750	)(B)	175,000
Transfer agent’s fees and expenses (A)	85,000	335,000	—		420,000
Reports to shareholders	79,000	75,000	(54,000	)(B)	100,000
Registration fees	49,000	51,000	(30,000	)(B)	70,000
Audit fee	25,000	24,000	(23,000	)(B)	26,000
Legal fees and expenses	11,000	33,000	(4,000	)(B)	40,000
Directors’ fees	14,000	19,000	(10,000	)(B)	23,000
Miscellaneous	7,905	31,437	658		40,000
Total expenses	1,705,177	4,634,999	(239,884)		6,100,292
Less: Custodian fee credit	(1,830)	—	1,830		—
Net expenses	1,703,347	4,634,999	(238,054)		6,100,292

Net investment income (loss)	6,475,267	20,443,836	238,054		27,157,157

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	2,016,419	2,637,026	—		4,653,445
Futures transactions	519,004	29,755	—		548,759
	2,535,423	2,666,781	—		5,202,204

Net change in unrealized appreciation/depreciation on:
Investments	(4,338,990)	(4,516,907)	—		(8,855,897)
Futures	3,371	(297,761)	—		(294,390)
Interest rate swaps	(32,946)	—	—		(32,946)
	(4,368,565)	(4,814,668)	—		(9,183,233)
Net gain (loss) on investments	(1,833,142)	(2,147,887)	—		(3,981,029)
Net Increase (Decrease) In Net Assets Resulting From Operations	$4,642,125	$18,295,949	$ 238,054		$23,176,128

(A) Affiliated transfer agent’s fees and expenses	$66,676	$256,100	$—	$322,776
(B) Assumes savings on fund fees due to consolidation
** Amounts have been restated to reflect current fee rates and related impact on expense ratio.

Notes to Pro-Forma Financial Statements for the Reorganization
(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at February 28, 2006 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the period ended February 28, 2006, reflect the accounts of Dryden New York Fund and Dryden National Fund, each a “Series.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Dryden New York Fund in exchange for shares in Dryden National Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Series included in their respective Statement of Additional Information. As of February 28, 2006, all of the securities held by Dryden New York Fund would comply with the compliance guidelines and investment restrictions of the Dryden National Fund.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, and Z shares of Dryden National Fund, which would have been issued on February 28, 2006, in connection with the proposed reorganization. Shareholders of Dryden New York Fund would become shareholders of Dryden National Fund, receiving shares of Dryden National Fund equal to the value of their holdings in Dryden New York Fund. The amount of additional shares assumed to be issued has been calculated based on the February 28, 2006 net assets of Dryden New York Fund and Dryden National Fund, the net asset value per share of as follows:

Dryden National Fund		Net Assets of Target Fund		Dryden National Fund
Additional Shares Issued		2/28/2006	Adjustments*	Net Asset Value
Class A	9,653,307	$146,574,842	$(230,703)	$15.16
Class B	916,415	$13,951,472	$(21,959)	$15.20
Class C	157,229	$2,393,655	$(3,768)	$15.20
Class Z	149,473	$2,268,079	$(3,570)	$15.15

*  Reflects the estimated Reorganization expenses of $260,000 attributable to Dryden New York Fund.

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Series. Accordingly, the combined gross investment income is equal to the sum of each Series’ gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Series are based on the fee schedule in effect for Dryden National Fund at the combined level of average net assets for the twelve months ended February 28, 2006. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.              Security Valuation – The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market marker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Series’ valuation policies are substantially identical and there are no differences in the terms of how each Series values its portfolio securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each Series is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dryden National Fund After Dryden Pennsylvania Fund Reorganization
Pro Forma Portfolio of Investments
as of February 28, 2006 (Unaudited)

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					Pennsylvania		National		Dryden Pennsylvania
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.8%, 98.8%, 98.4%
MUNICIPAL BONDS
Alabama 0.0%, 0.4%, 0.3%
Birmingham Baptist Med. Centers Special Care Facs. Financing Auth. Rev., Baptist Health Sys., Inc.	Baa1	5.00%		11/15/30	—	—	$2,000	$2,004,420	$2,000	$2,004,420

Alaska 0.0%, 0.2%, 0.1%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A.	Aaa	5.00		10/01/21	—	—	1,000	1,052,920	1,000	1,052,920

Arizona 0.0%, 1.1%, 0.9%
Pima Cnty. Ind. Dev. Auth. Rev., Tuscon Elec.
Pwr. Co., F.S.A.	Aaa	7.25		7/15/10	—	—	870	880,057	870	880,057
Pima Cnty. Uni. Sch. Dist. No. 1, G.O.,
F.G.I.C.	Aaa	7.50		7/01/10	—	—	3,000	3,465,540	3,000	3,465,540
Tucson Cnty., G.O., Ser. A	Aa3	7.375		7/01/12	—	—	1,100	1,323,740	1,100	1,323,740
						—		5,669,337		5,669,337
California 0.0%, 9.1%, 7.3%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/16	—	—	2,210	3,305,829	2,210	3,305,829
Ser. 641B, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/24	—	—	1,815	3,016,584	1,815	3,016,584
California Poll. Ctrl. Fin. Auth. Solid. Wste. Disp.
Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00		7/01/27	—	—	1,000	1,013,340	1,000	1,013,340
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	A3	5.50		6/01/19	—	—	6,000	6,661,440	6,000	6,661,440
California St.
G.O.	A2	5.00		3/01/27	—	—	3,000	3,149,400	3,000	3,149,400
G.O., M.B.I.A.	Aaa	5.25		2/01/27	—	—	9,900	10,597,256	9,900	10,597,256
California Statewide Cmnty. Dev. Auth. Rev.,
Kaiser Permanente, Ser. B	A3	3.90		7/01/14	—	—	3,500	3,420,340	3,500	3,420,340
Folsom Cordova Uni. Sch. Dist. Sch. Facs.
Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S.,
M.B.I.A.	Aaa	Zero		10/01/21	—	—	60	30,163	60	30,163
Loma Linda Hospital. Rev., Loma Linda Univ.
Med. Center, Ser. A	Baa1	5.00		12/01/20	—	—	3,000	3,114,810	3,000	3,114,810
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos
Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero		8/01/25	—	—	2,000	829,880	2,000	829,880
San Joaquin Hills Trans. Corridor Agcy. Toll
Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero		1/15/36	—	—	11,000	2,716,230	11,000	2,716,230
Santa Margarita Dana Point Auth. Impvt. Rev.,
Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	—	—	2,000	2,494,060	2,000	2,494,060
Univ. of California Revs. Proj., Ser. B, F.S.A.	Aaa	5.00		5/15/24	—	—	4,760	5,045,695	4,760	5,045,695
						—		45,395,027		45,395,027

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					Pennsylvania		National		Dryden Pennsylvania
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Colorado 0.0%, 1.3%, 1.0%
Adams & Arapahoe Counties Joint Sch. Dist.
Number 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25		12/01/20	—	—	2,000	2,179,140	2,000	2,179,140
Boulder Cnty. Sales & Use Tax Rev., Open
Space, Ser. A, F.G.I.C.	Aaa	6.00		12/15/17	—	—	3,970	4,354,892	3,970	4,354,892
						—		6,534,032		6,534,032
Connecticut 0.0%, 0.9%, 0.7%
Connecticut St. Spl. Tax Oblig. Rev. Trans.
Infrastructure, Ser. A(b)	Aaa	7.125		6/01/10	—	—	1,000	1,124,360	1,000	1,124,360
Connecticut St., R.I.T.E.S. 1060 R, Ser. C,
G.O. 144A (h)	AA(d)	7.35	(i)	11/15/09	—	—	2,855	3,271,830	2,855	3,271,830
						—		4,396,190		4,396,190
Delaware 0.0%, 0.6%, 0.5%
Delaware River & Bay Auth. Rev.,
M.B.I.A.	Aaa	5.00		1/01/25	—	—	1,000	1,062,320	1,000	1,062,320
M.B.I.A.	Aaa	5.00		1/01/27	—	—	1,000	1,058,520	1,000	1,058,520
Delaware St. Health Facs. Auth. Rev., Beebe Med.
Center Proj., Ser. A	Baa1	5.00		6/01/24	—	—	1,000	1,032,100	1,000	1,032,100
						—		3,152,940		3,152,940
District of Columbia 0.0%, 0.9%, 0.8%
Dist. of Columbia Rev., George Washington
Univ., Ser. A, M.B.I.A.	Aaa	5.125		9/15/31	—	—	2,040	2,117,642	2,040	2,117,642
Dist. of Columbia, G.O., Ser. B, F.S.A.	Aaa	5.00		6/01/27	—	—	2,500	2,632,325	2,500	2,632,325
						—		4,749,967		4,749,967
Florida 0.0%, 4.0%, 3.2%
Broward Cnty. Res. Recov. Rev. Rfdg.,
Wheelabrator, Ser. A	A3	5.50		12/01/08	—	—	5,000	5,239,950	5,000	5,239,950
Florida St. Brd. of Ed., Cap. Outlay, G.O.	Aa1	9.125		6/01/14	—	—	1,260	1,596,092	1,260	1,596,092
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00		10/01/23	—	—	3,000	3,212,250	3,000	3,212,250
Highlands Cnty. Health Facs. Auth., Rev.,
Adventist Health B	A2	5.00		11/15/25	—	—	1,000	1,033,360	1,000	1,033,360
Adventist Health, I	A2	5.00		11/16/09	—	—	500	517,115	500	517,115
Miami Dade Cnty. Aviation Rev., Miami Int’l.
Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00		10/01/10	—	—	3,040	3,213,918	3,040	3,213,918
Palm Beach Cnty. Sch. Brd.,
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00		8/01/22	—	—	1,350	1,431,824	1,350	1,431,824
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00		8/01/23	—	—	2,555	2,702,424	2,555	2,702,424
Reunion West Cmnty. Dev. Dist. Spl. Assmt.
Rev.	NR	6.25		5/01/36	—	—	1,000	1,055,390	1,000	1,055,390
						—		20,002,323		20,002,323

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Georgia 0.0%, 0.3%, 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	—	—	500	607,670	500	607,670
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	—	—	750	912,083	750	912,083
					—		1,519,753		1,519,753

Hawaii 0.0%, 1.8%, 1.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	—	—	2,000	2,183,980	2,000	2,183,980
Honolulu City & Cnty. Wste. Wtr. Sys. Rev.,
Ser. A, F.G.I.C.	Aaa	5.00	7/01/24	—	—	4,285	4,557,612	4,285	4,557,612
Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	—	—	2,000	2,199,720	2,000	2,199,720
					—		8,941,312		8,941,312

Illinois 0.0%, 5.7%, 4.6%
Chicago IL, G.O., F.G.I.C.	Aaa	5.25	1/01/28	—	—	3,625	3,808,751	3,625	3,808,751
Chicago O’Hare International Airport Rev.,
General Airport, 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	—	—	1,975	2,097,312	1,975	2,097,312
Gilberts Specific Ser. Service Area Number 9
Specific Tax, Big Timber Proj.(b)	AAA(d)	7.75	3/01/11	—	—	2,000	2,385,560	2,000	2,385,560
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed.
Advancement Fund, Univ. Center Proj.	Baa3	6.00	5/01/22	—	—	1,500	1,626,360	1,500	1,626,360
Illinois Fin. Auth. Rev., Northwestern Mem.
Hosp., Ser. A	Aa2	5.25	8/15/34	—	—	5,000	5,302,600	5,000	5,302,600
McLean & Woodford Counties Cmnty. Unit Sch.
Dist. Number 005, G.O., F.S.A.(b)	Aaa	5.625	12/01/11	—	—	4,000	4,371,960	4,000	4,371,960
Met. Pier & Exposition Auth. Dedicated St. Tax
Rev., McCormick Place Expansion, Ser. A,
M.B.I.A.	Aaa	5.25	6/15/42	—	—	8,500	9,105,625	8,500	9,105,625
					—		28,698,168		28,698,168

Indiana 0.0%, 0.4%, 0.3%
Indiana Health & Educational Fac. Fin. Auth.
Rev., Clarion Health Oblig., Ser. A	A2	5.00	2/15/39	—	—	2,000	2,021,860	2,000	2,021,860

Kansas 0.0%, 2.6%, 2.1%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	—	—	2,335	2,449,462	2,335	2,449,462
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	—	—	2,385	2,452,233	2,385	2,452,233
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	—	—	2,170	2,282,775	2,170	2,282,775
Wyandotte Cnty. Kansas City Unit Government

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Util. Systems Rev., Rfdg., Ser. 2004,
A.M.B.A.C.	Aaa	5.65	9/01/19	—	—	5,000	5,749,450	5,000	5,749,450
					—		12,933,920		12,933,920

Louisiana 0.0%, 1.6%, 1.3%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	—	—	2,000	2,159,920	2,000	2,159,920
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	—	—	5,780	6,063,509	5,780	6,063,509
					—		8,223,429		8,223,429

Maryland 0.0%, 1.9%, 1.6%
Baltimore Econ. Dev. Lease Rev., Armistead
Partnership, Ser. A	A(d)	7.00	8/01/11	—	—	740	741,310	740	741,310
Maryland St. Hlth. & Higher Ed. Facs. Auth.
Rev., Univ. Maryland Med. Systems (b)	A3	6.75	7/01/10	—	—	5,000	5,685,499	5,000	5,685,499
Northeast Wste. Disp. Auth. Rev.,
Baltimore City Sludge Corporate Proj. 144A
(cost $1,161,000; purchased 6/30/93) (f)(h)(j)	NR	7.25	7/01/07	—	—	1,161	1,201,589	1,161	1,201,589
Montgomery Cnty. Restoration Recovery Proj.,
Ser. A, A.M.T. 144A (f)(h)	A2	6.00	7/01/07	—	—	1,000	1,022,650	1,000	1,022,650
Takoma Park Hosp. Facs. Rev., Washington
Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	—	—	1,000	1,116,390	1,000	1,116,390
					—		9,767,438		9,767,438

Massachusetts 0.0%, 5.1%, 4.1%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev.,
Harbor Elec. Energy Company Proj., A.M.T.	Aa3	7.375	5/15/15	—	—	1,195	1,219,593	1,195	1,219,593
Massachusetts St. Dev. Fin. Agcy. Rev., Concord
Assabet Fam. Services(f)	Ba2	6.00	11/01/28	—	—	640	645,114	640	645,114
Massachusetts St. Health & Ed. Facs. Auth.
Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	—	—	3,590	4,025,431	3,590	4,025,431
Rev., Harvard Univ., Ser. W(b)	Aaa	6.00	7/01/10	—	—	500	554,645	500	554,645
Rev., Partners Healthcare Systems, Ser. F	Aa3	5.00	7/01/22	—	—	1,500	1,584,720	1,500	1,584,720
Rev., Simmons College, Ser. D, A.M.B.A.C.(b)	Aaa	6.05	10/01/10	—	—	1,000	1,114,800	1,000	1,114,800
Rev., Univ. Massachusetts Proj., Ser. A, F.G.I.C.(b)	Aaa	5.875	10/01/10	—	—	500	553,765	500	553,765
Rev., Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	—	—	825	930,047	825	930,047
Massachusetts St. Ind. Dev. Fin. Agcy. Rev.,
Bradford College, 144A
(cost $499,847; purchased 4/30/98) (c)(g)(h)(j)	NR	Zero	11/01/28	—	—	970	242,610	970	242,610
Massachusetts St. Sch. Building Auth. Dedicated
Sales Tax Rev., Ser. A, F.S.A.	Aaa	5.00	8/15/24	—	—	8,000	8,534,080	8,000	8,534,080
Massachusetts St. Special Obligation Rev., Ser. A,
F.S.A.	Aaa	5.50	6/01/21	—	—	2,000	2,330,040	2,000	2,330,040
Massachusetts St. Wtr. Pollutant Abatement Trust
Rev., Pool Program, Ser. 9	Aaa	5.25	8/01/33	—	—	2,500	2,679,050	2,500	2,679,050

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Rail Connections, Inc., Rev., Route 128, Ser. B,
A.C.A., C.A.B.S.(b)	Aaa	Zero	7/01/09	—	—	2,500	1,046,650	2,500	1,046,650
					—		25,460,545		25,460,545

Michigan 0.0%, 2.0%, 1.6%
Harper Creek Cmnty. Sch. Dist., G.O.(b)	Aa2	5.50	5/01/11	—	—	1,500	1,632,435	1,500	1,632,435
Michigan St. Building Auth. Rev., Rfdg. Facs.
Program, Ser. III	Aa3	5.375	10/15/22	—	—	3,750	4,064,325	3,750	4,064,325
Michigan St. Hosp. Fin. Auth. Rev., Ascension
Health, Ser. A	Aa3	5.00	11/01/12	—	—	1,250	1,323,275	1,250	1,323,275
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/12	—	—	1,100	868,527	1,100	868,527
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/13	—	—	1,000	755,130	1,000	755,130
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	—	—	1,270	1,318,717	1,270	1,318,717
					—		9,962,409		9,962,409

Minnesota 0.0%, 1.3%, 1.0%
Minnesota Higher Education Facility Rev., St.
Thomas Univ.	A2	5.00	4/01/23	—	—	1,000	1,060,990	1,000	1,060,990
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam.
Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	—	—	3,030	3,140,959	3,030	3,140,959
Minnesota St. Mun. Powr. Agcy. Elec. Rev.	A3	5.25	10/01/21	—	—	2,000	2,161,040	2,000	2,161,040
					—		6,362,989		6,362,989

Nevada 0.0%, 1.6%, 1.3%
Clark Cnty. Industrial Dev. Rev., Nevada Powr.
Company Proj., Ser. A	B-(d)	5.60	10/01/30	—	—	4,735	4,723,447	4,735	4,723,447
Clark Cnty. Sch. Dist., G.O., F.S.A.	Aaa	5.00	6/15/18	—	—	3,000	3,238,500	3,000	3,238,500
					—		7,961,947		7,961,947

New Hampshire 0.0%, 1.2%, 1.0%
Manchester Hsg. & Redev. Auth. Rev., Ser. B,
C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	—	—	4,740	1,916,619	4,740	1,916,619
New Hampshire Health & Ed. Facs. Auth. Rev.,
New Hampshire College Issue(b)	BBB-(d)	7.50	1/01/11	—	—	3,000	3,524,550	3,000	3,524,550
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College	BBB-(d)	6.30	1/01/07	—	—	145	151,258	145	151,258
Rev., New Hampshire College	BBB-(d)	6.30	1/01/16	—	—	355	366,051	355	366,051
					—		5,958,478		5,958,478

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
New Jersey 0.0%, 4.7%, 3.7%
Casino Reinvestment Dev. Auth. Rev., Room Fee,
A.M.B.A.C.	Aaa	5.25	1/01/24	—	—	1,600	1,757,568	1,600	1,757,568
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax (b)	Baa2	5.625	6/15/19	—	—	1,250	1,328,375	1,250	1,328,375
Cigarette Tax	Baa2	5.75	6/15/34	—	—	750	797,175	750	797,175
Sch. Facs. Constrs., Ser. O	A1	5.25	3/01/26	—	—	1,000	1,077,300	1,000	1,077,300
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25	7/01/17	—	—	2,175	2,434,956	2,175	2,434,956
Dept. Human Svcs., Greystone Pk.
Raritan Bay Med. Center Issue	NR	7.25	7/01/27	—	—	2,000	2,051,200	2,000	2,051,200
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	—	—	2,000	2,186,520	2,000	2,186,520
South Jersey Hosp.	Baa1	6.00	7/01/26	—	—	1,565	1,680,669	1,565	1,680,669
South Jersey Hosp.	Baa1	6.00	7/01/32	—	—	1,000	1,068,810	1,000	1,068,810
St. Joseph’s Hosp. & Med. Ctr.,
New Jersey Transportation Trust Fund. Rev., Ser.
D, F.S.A.	Aaa	5.00	6/15/19	—	—	5,000	5,360,650	5,000	5,360,650
Newark Hsg. Auth., Port Auth. Rev., Newark
Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	—	—	3,000	3,138,360	3,000	3,138,360
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.	Baa3	6.00	6/01/37	—	—	400	424,320	400	424,320
					—		23,305,903		23,305,903

New Mexico 0.0%, 2.2%, 1.7%
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50	7/01/36	—	—	2,455	2,615,262	2,455	2,615,262
Sngl. Fam. Mtge.,
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75	7/01/35	—	—	4,455	4,517,325	4,455	4,517,325
Sngl. Fam. Mtge.,
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	—	—	1,145	1,189,037	1,145	1,189,037
Single Fam. Mtge. Program,
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50	7/01/35	—	—	2,405	2,538,646	2,405	2,538,646
					—		10,860,270		10,860,270

New York 0.0%, 12.6%, 10.1%
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	—	—	1,250	1,387,825	1,250	1,387,825
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	—	—	3,030	3,352,847	3,030	3,352,847
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	—	—	6,765	7,319,120	6,765	7,319,120
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	—	—	4,000	4,407,120	4,000	4,407,120
New York City, G.O.,
Ser. D	A1	7.65	2/01/07	—	—	45	45,154	45	45,154
New York City Muni. Wtr. Fin. Auth., Rev.	Aa2	5.00	6/15/36	—	—	2,000	2,108,560	2,000	2,108,560
New York City Transitional Fin. Auth. Rev.,
Ref. Future Tax Sec’d., Ser. A-1	Aa1	5.00	11/01/24	—	—	2,000	2,130,080	2,000	2,130,080

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Ser. C	Aa1	5.50	2/15/16	—	—	2,500	2,736,850	2,500	2,736,850
New York St. Dorm. Auth. Rev., Ref. Sec’d.
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/17	—	—	2,160	2,364,919	2,160	2,364,919
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/18	—	—	2,300	2,516,568	2,300	2,516,568
New York St. Environment Facs. Corporate Poll.
Control Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	—	—	1,260	1,287,682	1,260	1,287,682
New York St. Mun. Brd. Bank Agcy. Rev.,
Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	—	—	3,200	3,462,848	3,200	3,462,848
Sch. Supply, Ser. C	A+(d)	5.25	12/01/22	—	—	3,595	3,896,405	3,595	3,896,405
New York St. Thrwy. Auth.,
Ser. B, A.M.B.A.C.	Aaa	5.50	4/01/20	—	—	5,000	5,819,400	5,000	5,819,400
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.,
Ser. A-1	A1	5.50	6/01/14	—	—	3,000	3,166,020	3,000	3,166,020
Ser. A-1	A1	5.50	6/01/15	—	—	500	534,315	500	534,315
Ser. A-1	A1	5.50	6/01/16	—	—	3,000	3,205,890	3,000	3,205,890
Ser. A-1	A1	5.50	6/01/18	—	—	3,000	3,271,050	3,000	3,271,050
Ser. C-1	A1	5.50	6/01/19	—	—	5,000	5,481,300	5,000	5,481,300
United Nations Dev. Cop. Rev.,
Ser. A	A3	5.25	7/01/17	—	—	2,000	2,054,600	2,000	2,054,600
Ser. A	A3	5.25	7/01/21	—	—	1,370	1,407,401	1,370	1,407,401
Ser. A	A3	5.25	7/01/25	—	—	1,000	1,026,400	1,000	1,026,400
					—		62,982,354		62,982,354

North Carolina 0.0%, 2.7%, 2.2%
Charlotte Airport Rev., Ser. B, A.M.T.,
M.B.I.A.	Aaa	6.00	7/01/24	—	—	1,000	1,075,230	1,000	1,075,230
Charlotte Storm Wtr. Fee Rev.(b)	Aa2	6.00	6/01/10	—	—	500	552,855	500	552,855
North Carolina Eastern Mun. Powr. Agcy.,
Powr. Systems Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	—	—	1,000	1,185,040	1,000	1,185,040
Powr. Systems Rev., Ser. A(b)	Aaa	6.00	1/01/22	—	—	650	800,553	650	800,553
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	2,635	3,279,627	2,635	3,279,627
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	1,005	1,226,241	1,005	1,226,241
Powr. Systems Rev., Ser. A(b)	AAA(d)	6.40	1/01/21	—	—	1,000	1,228,250	1,000	1,228,250
North Carolina Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	—	—	760	788,112	760	788,112
North Carolina Mun. Powr. Agcy. Rev., Number 1
Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	—	—	1,250	1,356,200	1,250	1,356,200
Piedmont Triad Airport Auth. Rev., Ser. B,
A.M.T., F.S.A.	Aaa	6.00	7/01/21	—	—	1,000	1,076,540	1,000	1,076,540
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	—	—	1,000	1,041,500	1,000	1,041,500
					—		13,610,148		13,610,148

North Dakota 0.0%, 2.1%, 1.7%
Mercer Cnty. Poll. Control Rev., Antelope Valley
Station, A.M.B.A.C.	Aaa	7.20	6/30/13	—	—	9,000	10,492,560	9,000	10,492,560

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Ohio 0.0%, 4.1%, 3.3%
Brecksville Broadview Heights City Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.50	12/01/16	—	—	1,000	1,041,770	1,000	1,041,770
Columbus Citation Hsg. Dev. Corporate, Mtge.
Rev., A.M.T., F.H.A.(b)	NR	7.625	1/01/15	—	—	1,585	1,940,769	1,585	1,940,769
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc.
Proj.	Baa2	7.50	1/01/30	—	—	5,000	5,580,299	5,000	5,580,299
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	—	—	2,000	1,053,660	2,000	1,053,660
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S.,
F.G.I.C.	Aaa	Zero	12/01/19	—	—	1,720	951,470	1,720	951,470
Lucas Cnty. Health Care Facs. Rev.,
Rfdg., Presbyterian Services, Ser. A	NR	6.625	7/01/14	—	—	1,750	1,813,158	1,750	1,813,158
Rfdg. & Impvt., Sunset Retirement, Ser. A	NR	6.625	8/15/30	—	—	1,000	1,074,160	1,000	1,074,160
Lucas Cnty. Hosp. Rev., Rfdg., Promedica
Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	—	—	3,935	4,174,051	3,935	4,174,051
Newark Wtr. Imprvmt, Ltd. Tax, G.O.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/06	—	—	805	784,795	805	784,795
Ohio St. Higher Ed. Facility Cmnty. Rev., Case
Western Reserve Univ., Ser. B	A1	6.50	10/01/20	—	—	750	920,460	750	920,460
Richland Cnty. Hosp. Facs. Rev., Medcentral
Health Systems, Ser. B	A-(d)	6.375	11/15/22	—	—	1,000	1,093,100	1,000	1,093,100
					—		20,427,692		20,427,692

Oklahoma 0.0%, 1.8%, 1.5%
Oklahoma Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. B-1, G.N.M.A., F.N.M.A.,
A.M.T.	Aaa	4.875	9/01/33	—	—	2,995	3,042,770	2,995	3,042,770
Oklahoma St. Tpke. Auth. Rev., Second Sr., Ser.
B, F.G.I.C.	Aaa	5.00	1/01/16	—	—	5,900	6,135,528	5,900	6,135,528
					—		9,178,298		9,178,298

Pennsylvania 89.5%, 2.2%, 19.4%
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A.	Aaa	5.375	12/01/17	2,000	2,177,520	—	—	2,000	2,177,520
M.B.I.A(b)	Aaa	5.50	12/01/10	2,500	2,715,875	—	—	2,500	2,715,875
M.B.I.A(b)	Aaa	5.50	12/01/10	2,540	2,759,329	—	—	2,540	2,759,329
Unrefunded Balance, M.B.I.A.	Aaa	5.50	12/01/30	460	496,561	—	—	460	496,561
Allentown, G.O., F.G.I.C.	Aaa	5.00	10/01/22	1,350	1,434,780	—	—	1,350	1,434,780
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000	2,140,860	—	—	2,000	2,140,860
Bensalem Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,375	1,454,998	—	—	1,375	1,454,998
Berks Cnty. Mun. Auth. Hosp. Rev.,
Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250	1,405,975	—	—	1,250	1,405,975
Bristol Boro Sch. Dist., G.O., F.S.A.	Aaa	5.25	3/01/31	1,000	1,083,240	—	—	1,000	1,083,240

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Bucks Cnty. Wtr. & Swr. Auth. Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080	1,175,645	—	—	1,080	1,175,645
Canon McMillan Sch. Dist.,
Ser. B, F.G.I.C., G.O.(f)	Aaa	5.50	12/01/29	3,000	3,213,420	—	—	3,000	3,213,420
Central Bucks Sch. Dist., G.O.,
M.B.I.A.	Aaa	5.00	5/15/15	2,000	2,150,340	—	—	2,000	2,150,340
M.B.I.A.	Aaa	5.00	5/15/16	2,000	2,150,340	—	—	2,000	2,150,340
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00	3/01/24	1,000	1,051,230	—	—	1,000	1,051,230
Chartiers Valley Sch. Dist. G.O.,
Ser. A, F.S.A.	Aaa	5.00	10/15/22	2,570	2,738,515	—	—	2,570	2,738,515
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp.
Proj.	BBB-(d)	5.60	7/01/10	—	—	685	700,097	685	700,097
Delaware Cnty. Auth. Rev., Dunwoody
Vlge. Proj.	A-(d)	6.25	4/01/30	1,000	1,053,610	—	—	1,000	1,053,610
Delaware River Port Auth. PA & NJ Rev.,
F.G.I.C.	Aaa	5.40	1/01/16	2,750	2,809,400	—	—	2,750	2,809,400
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000	1,072,660	—	—	1,000	1,072,660
Easton Area Sch. Dist.,
G.O., F.G.I.C.	Aaa	5.00	3/15/15	2,360	2,535,112	—	—	2,360	2,535,112
Erie Cnty. Indl. Dev. G.O., Ser. B, F.G.I.C.	Aaa	5.00	9/01/23	2,450	2,618,193	—	—	2,450	2,618,193
Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00	9/01/26	1,000	1,051,720	—	—	1,000	1,051,720
Greater Johnstown Sch. Dist., G.O.,
Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250	1,359,675	—	—	1,250	1,359,675
Kennett Cons. Sch. Dist., G.O., Ser. A
F.G.I.C.	Aaa	5.50	2/15/16	1,035	1,138,811	—	—	1,035	1,138,811
Lancaster Cnty. Hosp Auth. Rev.,
Gen. Hosp. Proj.	A(d)	5.50	3/15/26	1,500	1,579,365	—	—	1,500	1,579,365
Lancaster Ind. Dev. Auth. Rev.,
Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,000	1,090,030	—	—	1,000	1,090,030
Lebanon Cnty. Hlth. Facs. Auth.
Rev., Good Samaritan
Hosp. Proj.	Baa1	6.00	11/15/35	1,000	1,078,410	—	—	1,000	1,078,410
Lehigh Cnty. Ind. Dev. Auth.
Poll. Ctrl. Rev., Rfdg. Elec.
Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	1,000	1,021,960	—	—	1,000	1,021,960
Monroe Cnty. Hosp. Auth. Rev.,
Pocono Med. Center	BBB+(d)	6.00	1/01/43	750	802,470	1,750	1,872,430	2,500	2,674,900
Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895	3,121,881	—	—	2,895	3,121,881
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa	5.00	5/01/24	2,000	2,139,820	—	—	2,000	2,139,820
Northampton Cnty. Higher Ed. Auth.
Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195	2,422,139	—	—	2,195	2,422,139
Owen J. Roberts Sch. Dist.,
G.O., F.S.A.	Aaa	5.50	8/15/19	1,520	1,681,971	—	—	1,520	1,681,971
Pennridge Sch. Dist.,
G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610	1,727,208	—	—	1,610	1,727,208
Pennsylvania Econ. Dev. Fin. Rev.,
Auth. Res. Recov. Rev.
Rfdg. Colver Proj., Ser. F,
A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	500	532,960	—	—	500	532,960
Rfdg. Sub-Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	500	497,080	—	—	500	497,080
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
Drexel Univ.(b)	A2	6.00	5/01/09	2,500	2,684,325	—	—	2,500	2,684,325

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Philadelphia Univ.	Baa2	6.10	6/01/30	90	97,107	—	—	90	97,107
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,265	2,347,899	—	—	2,265	2,347,899
Thomas Jefferson Univ.	A1	5.50	1/01/17	1,000	1,080,870	—	—	1,000	1,080,870
Trustees Univ., Ser. C	Aa3	5.00	7/15/21	2,290	2,449,063	—	—	2,290	2,449,063
Ursinus Coll., Ser. A(b)	NR	5.90	1/01/07	1,925	2,001,923	—	—	1,925	2,001,923
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50	7/01/17	4,000	4,404,160	—	—	4,000	4,404,160
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750	3,027,860	—	—	2,750	3,027,860
Pennsylvania St. Tpke. Comn. Rev.,
Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,045	2,328,846	—	—	2,045	2,328,846
Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.25	12/01/18	1,065	1,120,689	—	—	1,065	1,120,689
Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25	12/01/18	1,435	1,512,748	—	—	1,435	1,512,748
Philadelphia Ind. Dev. Auth. Lease
Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000	2,184,900	—	—	2,000	2,184,900
Philadelphia Hosps. & Higher Ed. Facs.
Auth. Hosp. Rev., Grad. Hlth. Sys.
(cost $1,820,479; purchased 8/27/96-7/2/98) (c)(h)(j)	Ca	Zero	7/01/18	1,803	18	—	—	1,803	18
Philadelphia Parking Auth. Rev., Arpt.,
F.S.A.	Aaa	5.625	9/01/19	2,500	2,672,725	—	—	2,500	2,672,725
Philadelphia Wtr. & Wste. Water Rev., Ser. A,
F.S.A.	Aaa	5.00	7/01/12	—	—	4,645	4,980,602	4,645	4,980,602
Philadelphia Wtr. & Wste. Water Rev., Ser. A,
F.S.A.	Aaa	5.25	7/01/19	2,000	2,194,800	—	—	2,000	2,194,800
Philadelphia, G.O., F.G.I.C.	Aaa	5.125	5/15/14	1,800	1,896,588	—	—	1,800	1,896,588
Pittsburgh Urban Redev. Auth., Mtge.
Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A.,
Ser. A, A.M.T.	Aa1	6.25	10/01/28	820	821,296	—	—	820	821,296
Pittsburgh Wtr. & Swr. Auth., Wtr. &
Swr. Sys. Rev.,
Ser. A, F.G.I.C.	Aaa	6.50	9/01/13	4,000	4,619,960	—	—	4,000	4,619,960
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00	9/01/11	—	—	1,500	1,598,130	1,500	1,598,130
Schuylkill Cnty. Ind. Dev. Auth. Rev.,
Pine Grove Landfill, Inc., A.M.T.	BBB(d)	5.10	4/01/09	1,000	1,021,710	—	—	1,000	1,021,710
Springfield Sch. Dist., Delaware Cnty.,
G.O., F.S.A.(b)	Aaa	5.50	3/15/12	2,450	2,698,381	—	—	2,450	2,698,381
Union Cnty. Higher Ed. Facs. Fin. Auth.
Univ. Rev., Bucknell Univ., Ser. A	Aa2	5.25	4/01/20	1,080	1,170,925	—	—	1,080	1,170,925
Unity Twnshp. Mun. Auth., Gtd. Swr.
Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero	11/01/12	1,035	804,350	—	—	1,035	804,350
Upper Darby Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	5/01/20	1,265	1,358,268	—	—	1,265	1,358,268
Washington Cnty. Hosp. Auth. Rev.,
Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,647,608	—	—	2,400	2,647,608
Westmoreland Cnty. Industrial Dev. Agy. Rev.,
Gtd., Wst. Mgmt. Valley Landfill Proj., A.M.T.	BBB(d)	5.10	5/01/09	1,000	1,028,320	2,000	2,056,640	3,000	3,084,960
York County,
G.O., M.B.I.A.	Aaa	5.00	6/01/26	1,007	1,062,620	—	—	1,007	1,062,620
G.O., M.B.I.A.	Aaa	5.00	6/01/29	1,190	1,261,590	—	—	1,190	1,261,590
					109,982,652		11,207,899		121,190,551

									Pro Forma Dryden
					Dryden		Dryden		National Fund After
					Pennsylvania		National		Dryden Pennsylvania
					Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Puerto Rico 6.4%, 1.5%, 2.5%
Puerto Rico Comwlth., G.O., R.I.T.E.S.,
PA 625, A.M.B.A.C., T.C.R.S.(h)	NR	11.375	(i)	7/01/10	2,015	2,578,313	500	639,780	2,515	3,218,093
PA642A, M.B.I.A. (h)	NR	8.892	(i)	7/01/10	1,500	1,775,850	—	—	1,500	1,775,850
PA642B, M.B.I.A.(h)	NR	8.892	(i)	7/01/12	—	—	1,000	1,242,960	1,000	1,242,960
Puerto Rico Comnwlth., Pub. Impvt., G.O.
Rfdg., M.B.I.A.	Baa2	7.00		7/01/10	720	820,642	—	—	720	820,642
Puerto Rico Comwlth., Hwy. & Trans. Auth. Rev.,
Ser. G, F.G.I.C.	Aaa	5.25		7/01/18	—	—	2,250	2,452,680	2,250	2,452,680
Ser. I, F.G.I.C.	Aaa	5.00		7/01/25	2,000	2,125,980	—	—	2,000	2,125,980
Ser. K	Baa2	5.00		7/01/14	—	—	2,000	2,124,520	2,000	2,124,520
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.00		8/01/12	—	—	1,000	1,057,010	1,000	1,057,010
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.25		8/01/25	500	536,875	—	—	500	536,875
						7,837,660		7,516,950		15,354,610

South Carolina 0.0%, 4.0%, 3.2%
Charleston Ed.Excellence Financing Corporation
Rev., Charleston Cnty. Sch. Dist.	A1	5.25		12/01/25	—	—	5,000	5,354,400	5,000	5,354,400
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375		1/01/10	—	—	4,400	5,044,072	4,400	5,044,072
Dorchester Cnty. School Dist. Growth Rev.	A3	5.00		12/01/30	—	—	1,000	1,037,880	1,000	1,037,880
South Carolina Jobs Econ. Dev. Auth. Hosp.
Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (b)	Baa1	6.875		8/01/13	—	—	2,655	3,159,291	2,655	3,159,291
Ser. C	Baa1	6.875		8/01/27	—	—	345	399,755	345	399,755
South Carolina State Public Service Auth. Rev.,
Santee Cooper, M.B.I.A.	Aaa	5.00		1/01/30	—	—	2,500	2,651,450	2,500	2,651,450
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375		5/15/28	—	—	2,000	2,154,420	2,000	2,154,420
						—		19,801,268		19,801,268

South Dakota 0.0%, 0.2%, 0.2%
Edl. Enhancement Fin. Fdg. Corporation Rev.,
Tobacco, Ser. B	Baa3	6.50		6/01/32	—	—	1,000	1,089,810	1,000	1,089,810

Tennessee 0.0%, 2.2%, 1.8%
Bristol Health & Edl. Facility Rev., Bristol Mem.
Hosp., F.G.I.C.(f)	Aaa	6.75		9/01/10	—	—	5,000	5,540,450	5,000	5,540,450
Shelby Cnty. Health Edl. & Hsg. Facility Brd.
Hosp. Rev., Methodist Health Care(b)	A3	6.50		9/01/12	—	—	940	1,093,540	940	1,093,540
Hosp. Rev., Methodist Health Care(b)	A3	6.50		9/01/12	—	—	560	651,470	560	651,470
Tennessee Hsg. Dev. Agcy. Rev., Homeownership
Program, A.M.T.	Aa2	5.00		7/01/34	—	—	3,595	3,646,373	3,595	3,646,373
						—		10,931,833		10,931,833

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Texas 0.0%, 6.7%, 5.4%
Brazos River Auth. Poll. Control Rev., TXU
Energy Co. LLC Proj.	Baa2	5.40	5/01/29	—	—	1,500	1,508,865	1,500	1,508,865
Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	—	—	1,255	1,391,230	1,255	1,391,230
Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/14	—	—	1,000	1,069,010	1,000	1,069,010
Brazos River Auth. Rev., Houston Inds., Inc. Proj.
B, A.M.B.A.C.	Aaa	5.125	11/01/20	—	—	3,500	3,683,400	3,500	3,683,400
Cash Supply Utility Dist. Rev., Rfdg. & Impvt.,
M.B.I.A.	Aaa	5.25	9/01/22	—	—	1,765	1,923,179	1,765	1,923,179
Frisco Independent School District,
G.O., P.S.F.G.	Aaa	5.25	8/15/23	—	—	2,360	2,595,339	2,360	2,595,339
G.O., P.S.F.G.	Aaa	5.25	8/15/24	—	—	2,480	2,720,659	2,480	2,720,659
Houston Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	—	—	9,000	9,773,911	9,000	9,773,911
Lower Colorado River Auth. Transmission
Contract Rev., LCRA Trans. Services Corporate
Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	—	—	2,250	2,416,568	2,250	2,416,568
Matagorda Cnty. Nav. Dist. Number 1, Rev.,
Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	—	—	2,000	2,099,780	2,000	2,099,780
Sabine River Auth. Poll. Control Rev., TXU
Energy Company LLC Proj., Ser. B	Baa2	6.15	8/01/22	—	—	1,000	1,093,560	1,000	1,093,560
Southwest Texas Indpt. Sch. Dist., Rfdg., G.O.,
P.S.F.	AAA(d)	5.25	2/01/22	—	—	1,000	1,092,110	1,000	1,092,110
Texas St. Pub. Fin. Auth. Rev., Southern Univ.
Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	—	—	2,240	2,438,710	2,240	2,438,710
					—		33,806,321		33,806,321

U.S. Virgin Islands 0.9%, 0.3%, 0.4%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien
Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	—	—	1,500	1,614,795	1,500	1,614,795
U.S. Virgin Islands Pub. Fin. Auth. Rev.,
Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	1,000	1,072,820	—	—	1,000	1,072,820
					1,072,820		1,614,795		2,687,615

Virginia 0.0%, 2.4%, 1.9%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste.
Disposal Rev., Wste. Mgmt. Services, Ser. A,
A.M.T.	BBB(d)	5.125	5/01/14	—	—	2,300	2,389,286	2,300	2,389,286
Henrico Cnty. Econ. Dev. Auth. Rev., Bon
Secours Health Systems, Inc., Ser. A	A3	5.60	11/15/30	—	—	850	894,948	850	894,948
Richmond Met. Auth. Expy. Rev., Rfdg.,
F.G.I.C.	Aaa	5.25	7/15/17	—	—	5,775	6,360,412	5,775	6,360,412
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp.
Rev., Atlantic Wste., Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	1,400	1,454,348	1,400	1,454,348
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.	Baa3	5.625	6/01/37	—	—	1,000	1,025,650	1,000	1,025,650
					—		12,124,644		12,124,644

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Washington 0.0%, 3.6%, 2.9%
Cowlitz Cnty. Sch. Dist. Number 122, Longview,
G.O., F.S.A.	Aaa	5.50	12/01/19	—	—	3,500	3,803,030	3,500	3,803,030
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	—	—	4,000	4,496,360	4,000	4,496,360
Proj. Number 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	—	—	3,000	3,381,270	3,000	3,381,270
Proj. Number 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	—	—	4,010	4,371,381	4,010	4,371,381
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	—	—	1,945	2,124,290	1,945	2,124,290
					—		18,176,331		18,176,331

West Virginia 0.0%, 0.5%, 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill
Hosp. Rev., Ser. B(b)(h)	A2	6.75	9/01/10	—	—	2,000	2,277,320	2,000	2,277,320

Wisconsin 0.0%, 1.0%, 0.8%
Badger Tobacco Asset Securitization Corporation,
Rev., Asset Bkd.	Baa3	6.125	6/01/27	—	—	2,905	3,089,729	2,905	3,089,729
Wisconsin St. Health & Ed.Facs. Auth. Rev.,
Marshfield Clinic, Ser.B	BBB+(d)	6.00	2/15/25	—	—	2,000	2,126,340	2,000	2,126,340
					—		5,216,069		5,216,069
Total long-term investments (cost $115,622,882, $471,397,699, $587,020,581)					118,893,132		495,389,869		614,283,001

SHORT-TERM INVESTMENTS 4.0%, 0.6%, 1.3%

Alabama 0.0%, 0.6%, 0.5%
Mcintosh Ind. Dev. Brd. Environ. Impvt. Rev.,
A.M.T., F.R.D.D.(e)	P-2	3.28	3/01/06	—	—	2,850	2,850,000	2,850	2,850,000

Pennsylvania 4.0%, 0.0%, 0.8%
Delaware River Port Auth. PA & NJ Rev.,
F.S.A., Mun. Secs. Tr. Rcpts. Ser. SGA 89,
F.R.D.D.(e)	A-1+(d)	3.05	3/01/06	100	100,000	—	—	100	100,000
Penn St. G.O., Municipal Secs. Trust
Ctfs., 144A, F.R.D.D.(e)	NR	3.02	3/01/06	1,100	1,100,000	—	—	1,100	1,100,000
Philadelphia Hosps. & Higher Ed. Var., Children’s Hosp.,
Ser. H, M.B.I.A., F.R.D.D.(e)	VMIG1	2.99	3/01/06	1,800	1,800,000	—	—	1,800	1,800,000
Ser. A, F.R.D.D.(e)	VMIG1	2.99	3/01/06	1,300	1,300,000	—	—	1,300	1,300,000

								Pro Forma Dryden
				Dryden		Dryden		National Fund After
				Pennsylvania		National		Dryden Pennsylvania
				Fund		Fund		Fund Reorganization
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
South Fork Municipal Auth. Rev., M.B.I.A.,
F.R.D.D.(e)	A-1(d)	2.94	3/01/06	650	650,000	—	—	650	650,000
					4,950,000		—		4,950,000
Total short-term investments
(cost $4,950,000, $2,850,000, $7,800,000)					4,950,000		2,850,000		7,800,000

Total Investments(g) 100.8%, 99.4%, 99.7%
(cost $120,572,882, $474,247,699, $594,820,581)					123,843,132		498,239,869		622,083,001

Other assets (Liabilities) in excess of liabilities (other assets) (k)
-0.8%, 0.6%, 0.3%					(982,111)		2,876,118		1,633,507	*
Net Assets 100%					$122,861,021		$501,115,987		$623,716,508	*

*  Amounts reflect the adjustments to the Pro Forma Statement of Assets and Liabilities for the Reorganization relating to reorganization expenses attributable to Dryden Pennsylvania Fund.

(a) The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Corporation

M.B.I.A.—Municipal Bond Insurance Corporation

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

T.C.R.S.—Transferable Custodial Receipts

P.S.F.G.—Permanent School Fund Guaranty

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

X.L.C.A.—X.L. Capital Assurance

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)     All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)      Represents issuer in default of interest payments; non-income producing security.

(d)     Standard & Poor’s rating.

(e)      For the purposes of amortized cost valuation, the maturity date of the Floating Rate Demand notes is considered to be the latter of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at February 28, 2006.

(f)        All or portion of security segregated as collateral for financial futures contracts.

(g)            As of February 28, 2006, one security representing $242,610 and 0.05% and 0.04% of the total market value of Dryden National Fund and Pro Forma Dryden National Fund, respectively, was fair valued in accordance with the policies adopted by the Board of Directors.

(h)            Indicates a security that has been deemed illiquid.

(i)                Indicates a security that is an inverse floating rate bond or has been deemed illiquid.

(j)                Indicates a security that is restricted as to resale. The aggregate cost of such securities is $1,820,479, $1,660,847 and $3,481,326 for Dryden Pennsylvania Fund, Dryden National Fund and Pro Forma Dryden National Fund, respectively. The aggregate value of $18, $1,444,199 and $1,444,217 is approximately 0.00%, 0.29% and 0.23% of net assets for Dryden Pennsylvania Fund, Dryden National Fund and Pro Forma Dryden National Fund, respectively.

(k)             Other assets (Liabilities) in excess of liabilities (other assets) include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at February 28, 2006:

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
Long Position:
United States Treasury 2 Year Notes	June 2006
Dryden Pennsylvania Fund		—	—	—	—
Dryden National Fund		7	$1,428,888	$1,430,625	$1,737
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		7	1,428,888	1,430,625	1,737

United States Treasury 5 Year Notes	June 2006
Dryden Pennsylvania Fund		—	—	—	—
Dryden National Fund		48	5,045,921	5,049,000	3,079
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		48	5,045,921	5,049,000	3,079

United States Treasury 30 Year Bonds	March 2006
Dryden Pennsylvania Fund		3	334,251	339,281	5,030
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		3	334,251	339,281	5,030

United States Treasury 30 Year Bonds	June 2006
Dryden Pennsylvania Fund		13	1,463,192	1,420,219	(427)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		13	1,463,192	1,420,219	(427)
					16,173

Short Positions:
United States Treasury 2 Year Notes	June 2006
Dryden Pennsylvania Fund		2	408,323	408,750	(427)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		2	408,323	408,750	(427)

United States Treasury 5 Year Notes	June 2006
Dryden Pennsylvania Fund		12	1,262,995	1,262,250	745
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		12	1,262,995	1,262,250	745

United States Treasury 10 Year Notes	March 2006
Dryden Pennsylvania Fund		43	4,625,590	4,639,969	(14,379)
Dryden National Fund		168	18,236,682	18,144,000	92,682
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		211	22,862,272	22,783,969	78,303

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
United States Treasury 30 Year Bonds	March 2006
Dryden Pennsylvania Fund		—	—	—	—
Dryden National Fund		90	10,135,791	10,178,437	(42,646)
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		90	10,135,791	10,178,437	(42,646)

United States Treasury 30 Year Bonds	June 2006
Dryden Pennsylvania Fund		—	—	—	—
Dryden National Fund		117	13,220,028	13,231,969	(11,941)
Pro Forma Dryden National Fund After Dryden Pennsylvania Fund Reorganization		117	13,220,028	13,231,969	(11,941)
					24,034
					$40,207

Dryden National Fund After Dryden Pennsylvania Fund Reorganization

Pro Forma Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	Pennsylvania	National	Pro Forma		Dryden Pennsylvania
	Fund	Fund	Adjustments		Fund Reorganization
Assets
Investments, at value (A)	$123,843,132	$498,239,869			$622,083,001
Cash	12,872	42,277			55,149
Interest receivable	1,661,193	5,981,422			7,642,615
Receivable for Series/Fund shares sold	27,496	5,687			33,183
Prepaid expenses	6,233	20,547			26,780
Total assets	125,550,926	504,289,802	—		629,840,728

Liabilities
Payable for Series/Fund shares reacquired	330,648	314,061			644,709
Payable for investments purchased	2,122,660	2,083,680			4,206,340
Accrued expenses	113,699	151,168	$260,500	(a)	525,367
Management fee payable	47,265	153,329			200,594
Distribution fee payable	28,049	102,818			130,867
Due to broker - variation margin	8,145	174,894			183,039
Dividends payable	22,655	106,111			128,766
Transfer agent fee payable	8,864	54,884			63,748
Deferred directors’/trustees’ fees	7,920	32,870			40,790
Total liabilities	2,689,905	3,173,815	260,500		6,124,220

Net Assets	$122,861,021	$501,115,987	$(260,500)		$623,716,508

Net assets were comprised of:
Common stock, at par	$122,026	$330,586	$(41,193	)(b)	$411,419
Paid-in capital in excess of par	118,911,363	475,699,148	41,193	(b)	594,651,704
	119,033,389	476,029,734			595,063,123
Undistributed net investment income	146,662	353,860	(260,500	)(a)	240,022
Accumulated net realized gain (loss) on investments	413,424	697,312			1,110,736
Net unrealized appreciation (depreciation) on investments	3,267,546	24,035,081			27,302,627
Net assets, February 28, 2006	$122,861,021	$501,115,987	$(260,500)		$623,716,508

(A) Investments at cost	$120,572,882	$474,247,699	$—	$594,820,581

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	Pennsylvania	National	Pro Forma		Dryden Pennsylvania
	Fund	Fund	Adjustments		Fund Reorganization
Net Asset Value
Class A
Net assets	$101,311,543	$468,271,306	$(214,809	)(a)	$569,368,040
Shares of beneficial interest issued and outstanding	10,061,663	30,896,802	(3,393,013	)(c)	37,565,452
Net asset value and redemption price per share	$10.07	$15.16			$15.16
Maximum sales charge (4% of offering price)	0.42	0.63			0.63
Maximum offering price to public	$10.49	$15.79			$15.79
Class B
Net assets	$20,243,565	$26,371,060	$(42,922	)(a)	$46,571,703
Shares of beneficial interest issued and outstanding	2,011,183	1,735,146	(682,193	)(c)	3,064,136
Net asset value, offering price and redemption price per share	$10.07	$15.20			$15.20
Class C
Net assets	$1,305,913	$3,434,735	$(2,769	)(a)	$4,737,879
Shares of beneficial interest issued and outstanding	129,752	225,989	(44,019	)(a)	311,722
Net asset value, offering price and redemption price per share	$10.06	$15.20			$15.20
Class Z
Net assets	$—	$3,038,886	$—	(a)	$3,038,886
Shares of beneficial interest issued and outstanding	—	200,637	—	(c)	200,637
Net asset value, offering price and redemption price per share	$—	$15.15			$15.15

(a)             Reflects the estimated Reorganization expenses of $260,500 attributable to Dryden Pennsylvania Fund.

(b)            Change in consolidated par amount due to Reorganization.

(c)             Represents the difference between total additional shares to be issued (see note 2) and current Dryden National Municipals Fund, Inc. shares outstanding.

Dryden National Fund After Dryden Pennsylvania Fund Reorganization

Pro Forma Statement of Operations

For the Twelve Months Ended February 28, 2006 (Unaudited)

					Pro Forma Dryden
	Dryden	Dryden			National Fund After
	Pennsylvania	National	Pro Forma		Dryden Pennsylvania
Net Investment Income (Loss)	Fund	Fund	Adjustments		Fund Reorganization
Income
Interest	$6,061,033	$25,078,835	$—		$31,139,868
Total income	6,061,033	25,078,835	—		31,139,868

Expenses
Management fee	656,771	2,546,580	(65,640	)(B)	3,137,711
Distribution fee—Class A	263,957	1,215,266	—		1,479,223
Distribution fee—Class B	121,638	154,034	—		275,672
Distribution fee—Class C	10,826	27,682	—		38,508
Custodian’s fees and expenses **	77,250	123,000	(40,250	)(B)	160,000
Transfer agent’s fees and expenses (A)	78,000	335,000	—		413,000
Reports to shareholders	55,000	75,000	(40,000	)(B)	90,000
Registration fees	42,000	51,000	(33,000	)(B)	60,000
Audit fee	24,000	24,000	(22,000	)(B)	26,000
Legal fees and expenses	25,000	33,000	(18,000	)(B)	40,000
Directors’ fees	12,000	19,000	(8,000	)(B)	23,000
Miscellaneous	12,592	31,437	(4,029	)(B)	40,000
Total expenses	1,379,034	4,634,999	(230,919)		5,783,114
Less: Custodian fee credit	(685)	—	685		—
Net expenses	1,378,349	4,634,999	(230,234)		5,783,114

Net investment income (loss)	4,682,684	20,443,836	230,234		25,356,754

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	974,829	2,637,026	—		3,611,855
Futures transactions	53,504	29,755	—		83,259
	1,028,333	2,666,781	—		3,695,114

Net change in unrealized appreciation/depreciation on:
Investments	(2,099,718)	(4,516,907)	—		(6,616,625)
Futures	(8,459)	(297,761)	—		(306,220)
	(2,108,177)	(4,814,668)	—		(6,922,845)
Net gain (loss) on investments	(1,079,844)	(2,147,887)	—		(3,227,731)
Net Increase (Decrease) In Net Assets Resulting From Operations	$3,602,840	$18,295,949	$230,234		$22,129,023

(A)	Affiliated transfer agent’s fees and expenses	$58,901	$256,100	$—	$315,001
(B)	Assumes savings on fund fees due to consolidation
**	Amounts have been restated to reflect current fee rates and related impact on expense ratio.

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at February 28, 2006 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the period ended February 28, 2006, reflect the accounts of Dryden Pennsylvania Fund and Dryden National Fund, each a “Series.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Dryden Pennsylvania Fund in exchange for shares in Dryden National Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Series included in their respective Statement of Additional Information. As of February 28, 2006, all of the securities held by Dryden Pennsylvania Fund would comply with the compliance guidelines and investment restrictions of the Dryden National Fund.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B and C shares of Dryden National Fund, which would have been issued on February 28, 2006, in connection with the proposed reorganization. Shareholders of Dryden Pennsylvania Fund would become shareholders of Dryden National Fund, receiving shares of Dryden National Fund equal to the value of their holdings in Dryden Pennsylvania Fund. The amount of additional shares assumed to be issued has been calculated based on the February 28, 2006 net assets of Dryden Pennsylvania Fund and Dryden National Fund, the net asset value per share of as follows:

Dryden National Fund	Net Assets of Target Fund		Dryden National Fund
Additional Shares Issued	2/28/2006	Adjustments*	Net Asset Value
Class A 6,668,650	$101,311,543	$(214,809)	$15.16
Class B 1,328,990	$20,243,565	$(42,922)	$15.20
Class C 85,733	$1,305,913	$(2,769)	$15.20
Class Z N/A	N/A	N/A	N/A

*      Reflects the estimated Reorganization expenses of $260,500 attributable to Dryden Pennsylvania Fund.

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Series. Accordingly, the combined gross investment income is equal to the sum of each Series’ gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Series are based on the fee schedule in effect for Dryden National Fund at the combined level of average net assets for the twelve months ended February 28, 2006. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.              Security Valuation – The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-

counter, are valued at market value using prices provided by an independent pricing agent or principal market marker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Series’ valuation policies are substantially identical and there are no differences in the terms of how each Series values its portfolio securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each Series is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dryden National Fund After All Reorganizations

Pro Forma Portfolio of Investments

as of February 28, 2006 (Unaudited)

					Dryden		Dryden		Dryden
					Florida		Pennsylvania		New Jersey
					Fund		Fund		Fund
Description (a)	Moody's Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.1%, 96.8%, 99.1%, 96.3%, 98.8%, 98.0%
MUNICIPAL BONDS

Alabama 0.0%, 0.0%, 0.0%, 0.0%, 0.4%, 0.2%
Birmingham Baptist Med. Centers Special Care
Facs. Financing Auth. Rev., Baptist Health
Sys., Inc.	Baa1	5.00%		11/15/30	—	—	—	—	—	—

Alaska 0.0%, 0.0%, 0.0%, 0.0%, 0.2%, 0.1%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A.	Aaa	5.00		10/01/21	—	—	—	—	—	—

Arizona 0.0%, 0.0%, 0.0%, 0.0%, 1.1%, 0.6%
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec .
Pwr. Co., F.S.A.	Aaa	7.25		7/15/10	—	—	—	—	—	—
Pima Cnty. Uni. Sch. Dist. No. 1, G.O.,
F.G.I.C.	Aaa	7.50		7/01/10	—	—	—	—	—	—
Tucson Cnty., G.O., Ser. A	Aa3	7.375		7/01/12	—	—	—	—	—	—
						—		—		—
California 0.0%, 0.0%, 0.0%, 0.0%, 9.1%, 4.6%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/16	—	—	—	—	—	—
Ser. 641B, F.S.A., R.I.T.E.S., 144A (h)	NR	12.81	(i)	9/01/24	—	—	—	—	—	—
California Poll. Ctrl. Fin. Auth. Solid. Wste. Disp.
Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00		7/01/27	—	—	—	—	—	—
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	A3	5.50		6/01/19	—	—	—	—	—	—
California St.
G.O.	A2	5.00		3/01/27	—	—	—	—	—	—
G.O., M.B.I.A.	Aaa	5.25		2/01/27	—	—	—	—	—	—
California Statewide Cmnty. Dev. Auth. Rev.,
Kaiser Permanente, Ser. B	A3	3.90		7/01/14	—	—	—	—	—	—
Folsom Cordova Uni. Sch. Dist. Sch. Facs.
Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S.,
M.B.I.A.	Aaa	Zero		10/01/21	—	—	—	—	—	—
Loma Linda Hospital. Rev., Loma Linda Univ.
Med. Center, Ser. A	Baa1	5.00		12/01/20	—	—	—	—	—	—
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos
Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero		8/01/25	—	—	—	—	—	—
San Joaquin Hills Trans. Corridor Agcy. Toll
Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero		1/15/36	—	—	—	—	—	—
Santa Margarita Dana Point Auth. Impvt. Rev.,
Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	—	—	—	—	—	—
Univ. of California Revs. Proj., Ser. B, F.S.A.	Aaa	5.00		5/15/24	—	—	—	—	—	—
						—		—		—
Colorado 0.0%, 0.0%, 0.0%, 0.0%, 1.3%, 0.7%
Adams & Arapahoe Counties Joint Sch. Dist.
Number 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25		12/01/20	—	—	—	—	—	—
Boulder Cnty. Sales & Use Tax Rev., Open
Space, Ser. A, F.G.I.C.	Aaa	6.00		12/15/17	—	—	—	—	—	—
						—		—		—
Connecticut 0.0%, 0.0%, 0.0%, 0.0%, 0.9%, 0.4%
Connecticut St. Spl. Tax Oblig. Rev. Trans.
Infrastructure, Ser. A(b)	Aaa	7.125		6/01/10	—	—	—	—	—	—
Connecticut St., R.I.T.E.S. 1060 R, Ser. C,
G.O. 144A (h)	AA(d)	7.35	(i)	11/15/09	—	—	—	—	—	—
						—		—		—
Delaware 0.0%, 0.0%, 0.0%, 0.0%, 0.6%, 0.3%
Delaware River & Bay Auth. Rev.,
M.B.I.A.	Aaa	5.00		1/01/25	—	—	—	—	—	—
M.B.I.A.	Aaa	5.00		1/01/27	—	—	—	—	—	—
Delaware St. Health Facs. Auth. Rev., Beebe Med.
Center Proj., Ser. A	Baa1	5.00		6/01/24	—	—	—	—	—	—
District of Columbia 0.0%, 0.0%, 0.0%, 0.0%, 0.9%, 0.5%

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.1%, 96.8%, 99.1%, 96.3%, 98.8%, 98.0%
MUNICIPAL BONDS
Alabama 0.0%, 0.0%, 0.0%, 0.0%, 0.4%, 0.2%
Birmingham Baptist Med. Centers Special Care
Facs. Financing Auth. Rev., Baptist Health
Sys., Inc.	—	—	$2,000	$2,004,420	$2,000	$2,004,420

Alaska 0.0%, 0.0%, 0.0%, 0.0%, 0.2%, 0.1%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A.	—	—	1,000	1,052,920	1,000	1,052,920

Arizona 0.0%, 0.0%, 0.0%, 0.0%, 1.1%, 0.6%
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec .
Pwr. Co., F.S.A.	—	—	870	880,057	870	880,057
Pima Cnty. Uni. Sch. Dist. No. 1, G.O.,
F.G.I.C.	—	—	3,000	3,465,540	3,000	3,465,540
Tucson Cnty., G.O., Ser. A	—	—	1,100	1,323,740	1,100	1,323,740
		—		5,669,337		5,669,337

California 0.0%, 0.0%, 0.0%, 0.0%, 9.1%, 4.6%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S., 144A (h)	—	—	2,210	3,305,829	2,210	3,305,829
Ser. 641B, F.S.A., R.I.T.E.S., 144A (h)	—	—	1,815	3,016,584	1,815	3,016,584
California Poll. Ctrl. Fin. Auth. Solid. Wste. Disp.
Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	—	—	1,000	1,013,340	1,000	1,013,340
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	—	—	6,000	6,661,440	6,000	6,661,440
California St.
G.O.	—	—	3,000	3,149,400	3,000	3,149,400
G.O., M.B.I.A.	—	—	9,900	10,597,256	9,900	10,597,256
California Statewide Cmnty. Dev. Auth. Rev.,
Kaiser Permanente, Ser. B	—	—	3,500	3,420,340	3,500	3,420,340
Folsom Cordova Uni. Sch. Dist. Sch. Facs.
Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S.,
M.B.I.A.	—	—	60	30,163	60	30,163
Loma Linda Hospital. Rev., Loma Linda Univ.
Med. Center, Ser. A	—	—	3,000	3,114,810	3,000	3,114,810
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos
Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	—	—	2,000	829,880	2,000	829,880
San Joaquin Hills Trans. Corridor Agcy. Toll
Road Rev., Ser. A, C.A.B.S., M.B.I.A.	—	—	11,000	2,716,230	11,000	2,716,230
Santa Margarita Dana Point Auth. Impvt. Rev.,
Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	—	—	2,000	2,494,060	2,000	2,494,060
Univ. of California Revs. Proj., Ser. B, F.S.A.	—	—	4,760	5,045,695	4,760	5,045,695
		—		45,395,027		45,395,027

Colorado 0.0%, 0.0%, 0.0%, 0.0%, 1.3%, 0.7%
Adams & Arapahoe Counties Joint Sch. Dist.
Number 28J Aurora, Ser. A, G.O., F.S.A.	—	—	2,000	2,179,140	2,000	2,179,140
Boulder Cnty. Sales & Use Tax Rev., Open
Space, Ser. A, F.G.I.C.	—	—	3,970	4,354,892	3,970	4,354,892
		—		6,534,032		6,534,032

Connecticut 0.0%, 0.0%, 0.0%, 0.0%, 0.9%, 0.4%
Connecticut St. Spl. Tax Oblig. Rev. Trans.
Infrastructure, Ser. A(b)	—	—	1,000	1,124,360	1,000	1,124,360
Connecticut St., R.I.T.E.S. 1060 R, Ser. C,
G.O. 144A (h)	—	—	2,855	3,271,830	2,855	3,271,830
		—		4,396,190		4,396,190

Delaware 0.0%, 0.0%, 0.0%, 0.0%, 0.6%, 0.3%
Delaware River & Bay Auth. Rev.,
M.B.I.A.	—	—	1,000	1,062,320	1,000	1,062,320
M.B.I.A.	—	—	1,000	1,058,520	1,000	1,058,520
Delaware St. Health Facs. Auth. Rev., Beebe Med.
Center Proj., Ser. A	—	—	1,000	1,032,100	1,000	1,032,100
		—		3,152,940		3,152,940
District of Columbia 0.0%, 0.0%, 0.0%, 0.0%, 0.9%, 0.5%

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Dist. of Columbia Rev., George Washington
Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	—	—	—	—	—	—
Dist. of Columbia, G.O., Ser. B, F.S.A.	Aaa	5.00	6/01/27	—	—	—	—	—	—
					—		—		—

Florida 80.4%, 0.0%, 0.0%, 0.0%, 4.0%, 6.5%
Anderson Ind. Sch. Bldg. Corp.,
Rev. Refi. 1st Mtge.	AA(d)	5.00	7/15/25	490	526,142	—	—	—	—
Arbor Greene Cmnty. Dev. Dist.,
Assmt. Rev.	NR	6.30	5/01/19	275	281,683	—	—	—	—
Assmt. Rev.	NR	5.75	5/01/06	41	41,084	—	—	—	—
Bayside Impvt. Cmnty. Dev. Dist.,
Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	455	468,372	—	—	—	—
Brevard Cnty. Hlth. Facs.
Auth. Hlth. Care Rev.,
Health First, Inc. Proj.	A2	5.00	4/01/34	500	509,065	—	—	—	—
Broward Cnty. Res. Recov. Rev. Rfdg.,
Wheelabrator, Ser. A	A3	5.50	12/01/08	—	—	—	—	—	—
Dade Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hosp. of Miami Proj.,
Ser. A, E.T.M., M.B.I.A.(b)	Aaa	6.75	5/01/08	275	284,587	—	—	—	—
Florida St. Brd. of Ed., Cap. Outlay, G.O.	Aa1	9.125	6/01/14	—	—	—	—	—	—
Florida St. Brd. Ed. Cap. Outlay,
Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000	1,095,940	—	—	—	—
Florida St. Brd. Ed. Lottery Rev.,
Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500	1,638,165	—	—	—	—
Florida St. Dept. Environ. Prot. Pres.
Rev., Florida Forever, Ser. A,
M.B.I.A.	Aaa	5.25	7/01/17	2,950	3,179,008	—	—	—	—
Florida St., Rfdg. Dept. of
Trans., Right of Way, Ser. A,
G.O.	Aa1	5.00	7/01/23	1,500	1,612,785	—	—	—	—
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	Aaa	5.00	10/01/23	1,000	1,070,750	—	—	—	—
Golden St. Tobacco Secur. Corp
Tobacco Settlement Rev., Asset
Bkd., Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	500	415,540	—	—	—	—
Greyhawk Landing Cmnty. Dev.
Dist. Rev., Spec. Assmt.,
Ser. B	NR	6.25	5/01/09	460	466,688	—	—	—	—
Highlands Cnty. Health Facs. Auth., Rev.,
Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,000	1,078,320	—	—	—	—
Adventist Health B	A2	5.00	11/15/25	—	—	—	—	—	—
Adventist Health, D	A2	5.00	11/15/35	500	511,595	—	—	—	—
Adventist Health, I (f)	A2	5.00	11/16/09	500	517,115	—	—	—	—
Highlands FL.Cmnty. Dev.
Distr. Rev. Spec. Assmt.	NR	5.55	5/01/36	500	505,690	—	—	—	—
Hillsborough Cnty.
Aviation Auth. Rev., Tampa Int’l.
Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,092,750	—	—	—	—
Hillsborough Cnty. Ind. Dev.
Auth., Cigarette Tax Alloc., H Lee
Moffitt Cancer Proj., Ser. B,
A.M.B.A.C.	Aaa	5.50	9/01/16	1,840	2,022,197	—	—	—	—
Indigo Cmnty. Dev. Dist. Cap. Impvt.
Rev., Ser. B	NR	6.40	5/01/06	10	10,002	—	—	—	—
Jacksonville Elec. Auth. Rev.
St. Johns Rvr. Pwr. Park Issue 2
Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	844,690	—	—	—	—
Jacksonville Sales Tax Rev.,
A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,086,450	—	—	—	—
F.G.I.C.	Aaa	5.375	10/01/18	1,000	1,088,000	—	—	—	—
Jacksonville Swr. & Solid
Wste. Disp. Facs. Rev.,
Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000	1,023,860	—	—	—	—
Jacksonville Wtr. & Swr. Dev. Rev.,
United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,533,510	—	—	—	—
Leon Cnty. Cap. Impvt. Rev.,
Rfdg., A.M.B.A.C.	Aaa	5.00	10/01/21	1,775	1,912,243	—	—	—	—
Miami Dade Cnty. Aviation Rev., Miami Int’l.
Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	—	—	—	—	—	—
Miami Dade Cnty. Sch. Brd. Rev.,
Ser. A, F.S.A.(b)	Aaa	6.00	10/01/09	1,000	1,084,710	—	—	—	—
Miami Homeland
Defense/Neighborhood,
M.B.I.A., G.O.	Aaa	5.50	1/01/20	2,000	2,173,240	—	—	—	—
Northern Palm Beach Cnty. Impt.
Dist., Rev. Rfdg. Wtr. Ctrl. &

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Dist. of Columbia Rev., George Washington
Univ., Ser. A, M.B.I.A.	—	—	2,040	2,117,642	2,040	2,117,642
Dist. of Columbia, G.O., Ser. B, F.S.A.	—	—	2,500	2,632,325	2,500	2,632,325
		—		4,749,967		4,749,967

Florida 80.4%, 0.0%, 0.0%, 0.0%, 4.0%, 6.5%
Anderson Ind. Sch. Bldg. Corp.,
Rev. Refi. 1st Mtge.	—	—	—	—	490	526,142
Arbor Greene Cmnty. Dev. Dist.,
Assmt. Rev.	—	—	—	—	275	281,683
Assmt. Rev.	—	—	—	—	41	41,084
Bayside Impvt. Cmnty. Dev. Dist.,
Cap. Impvt. Rev., Ser. A	—	—	—	—	455	468,372
Brevard Cnty. Hlth. Facs.
Auth. Hlth. Care Rev.,
Health First, Inc. Proj.	—	—	—	—	500	509,065
Broward Cnty. Res. Recov. Rev. Rfdg.,
Wheelabrator, Ser. A	—	—	5,000	5,239,950	5,000	5,239,950
Dade Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hosp. of Miami Proj.,
Ser. A, E.T.M., M.B.I.A.(b)	—	—	—	—	275	284,587
Florida St. Brd. of Ed., Cap. Outlay, G.O.	—	—	1,260	1,596,092	1,260	1,596,092
Florida St. Brd. Ed. Cap. Outlay,
Pub. Ed., Ser. C, F.G.I.C., G.O.	—	—	—	—	1,000	1,095,940
Florida St. Brd. Ed. Lottery Rev.,
Ser. A, F.G.I.C.	—	—	—	—	1,500	1,638,165
Florida St. Dept. Environ. Prot. Pres.
Rev., Florida Forever, Ser. A,
M.B.I.A.	—	—	—	—	2,950	3,179,008
Florida St., Rfdg. Dept. of
Trans., Right of Way, Ser. A,
G.O.	—	—	—	—	1,500	1,612,785
Gainesville Utility Sys. Rev. Ser. A, F.S.A.	—	—	3,000	3,212,250	4,000	4,283,000
Golden St. Tobacco Secur. Corp
Tobacco Settlement Rev., Asset
Bkd., Ser. A, C.A.B.S., A.M.B.A.C.	—	—	—	—	500	415,540
Greyhawk Landing Cmnty. Dev.
Dist. Rev., Spec. Assmt.,
Ser. B	—	—	—	—	460	466,688
Highlands Cnty. Health Facs. Auth., Rev.,
Adventist/Sunbelt, Ser. A	—	—	—	—	1,000	1,078,320
Adventist Health B	—	—	1,000	1,033,360	1,000	1,033,360
Adventist Health, D	—	—	—	—	500	511,595
Adventist Health, I (f)	—	—	500	517,115	1,000	1,034,230
Highlands FL.Cmnty. Dev.
Distr. Rev. Spec. Assmt.	—	—	—	—	500	505,690
Hillsborough Cnty.
Aviation Auth. Rev., Tampa Int’l.
Arpt., Ser. A, A.M.T., M.B.I.A.	—	—	—	—	1,000	1,092,750
Hillsborough Cnty. Ind. Dev.
Auth., Cigarette Tax Alloc., H Lee
Moffitt Cancer Proj., Ser. B,
A.M.B.A.C.	—	—	—	—	1,840	2,022,197
Indigo Cmnty. Dev. Dist. Cap. Impvt.
Rev., Ser. B	—	—	—	—	10	10,002
Jacksonville Elec. Auth. Rev.
St. Johns Rvr. Pwr. Park Issue 2
Ser. 7, C.A.B.S.	—	—	—	—	1,000	844,690
Jacksonville Sales Tax Rev.,
A.M.B.A.C.	—	—	—	—	1,000	1,086,450
F.G.I.C.	—	—	—	—	1,000	1,088,000
Jacksonville Swr. & Solid
Wste. Disp. Facs. Rev.,
Anheuser Busch Proj., A.M.T.	—	—	—	—	1,000	1,023,860
Jacksonville Wtr. & Swr. Dev. Rev.,
United Wtr. Proj., A.M.T., A.M.B.A.C.	—	—	—	—	1,500	1,533,510
Leon Cnty. Cap. Impvt. Rev.,
Rfdg., A.M.B.A.C.	—	—	—	—	1,775	1,912,243
Miami Dade Cnty. Aviation Rev., Miami Int’l.
Arpt. Hub, Ser. C, F.G.I.C.	—	—	3,040	3,213,918	3,040	3,213,918
Miami Dade Cnty. Sch. Brd. Rev.,
Ser. A, F.S.A.(b)	—	—	—	—	1,000	1,084,710
Miami Homeland
Defense/Neighborhood,
M.B.I.A., G.O.	—	—	—	—	2,000	2,173,240

Dryden National Fund After All Reorganizations

Pro Forma Portfolio of Investments

as of February 28, 2006 (Unaudited)

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Northern Palm Beach Cnty. Impt.
Dist., Rev. Rfdg. Wtr. Ctrl. &
Impvt. Unit Dev., Rez. Ser. 9-B,
M.B.I.A.	Aaa	5.00	8/01/22	1,230	1,330,147	—	—	—	—
Orlando Util. Cmnty., Wtr. &
Elec. Rev., Ser. C	Aa1	5.25	10/01/21	2,000	2,157,340	—	—	—	—
Osceola Cnty., Infrastructure
Sales Surtax, Rev., A.M.B.A.C.	Aaa	5.375	10/01/17	1,995	2,170,560	—	—	—	—
Palm Beach Cnty. Florida Sch.
Brd., C.O.P.,
Ser. A, F.G.I.C.	Aaa	5.00	8/01/24	2,150	2,269,368	—	—	—	—
Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500	1,572,420	—	—	—	—
Palm Beach Cnty. Sch. Brd.,
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/22	—	—	—	—	—	—
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/23	—	—	—	—	—	—
Palm Beach Cnty. Pub. Impvt.
Rev., Conv. Ctr. Proj.,
F.G.I.C.(b)	Aaa	5.50	11/01/11	1,055	1,157,398	—	—	—	—
Paseo Cmnty. Dev. Dist. Cap. Impvt.
Rev., Ser. A	NR	5.40	5/01/36	350	351,603	—	—	—	—
Pembroke Pines Pub. Impvt.
Rev., A.M.B.A.C.	Aaa	5.50	10/01/16	1,360	1,495,973	—	—	—	—
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/17	1,000	1,098,480	—	—	—	—
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000	1,098,480	—	—	—	—
Reunion West Cmnty. Dev. Dist. Spl. Assmt.
Rev.	NR	6.25	5/01/36	—	—	—	—	—	—
West Palm Beach Fla. Cmnty.
Redev. Tax Allocation	A(d)	5.00	3/01/35	1,000	1,019,090	—	—	—	—
					43,795,040		—	—	—

Georgia 0.0%, 0.0%, 0.0%, 0.0%, 0.3%, 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	—	—	—	—	—	—
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	—	—	—	—	—	—
					—		—		—

Hawaii 1.0%, 0.0%, 0.0%, 0.0%, 1.8%, 1.0%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	—	—	—	—	—	—
Honolulu City & Cnty. Wste. Wtr. Sys. Rev.,
Ser. A, F.G.I.C.	Aaa	5.00	7/01/24	500	531,810	—	—	—	—
Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	—	—	—	—	—	—
					531,810		—		—

Illinois 0.0%, 0.0%, 0.0%, 0.0%, 5.7%, 2.9%
Chicago IL, G.O., F.G.I.C.	Aaa	5.25	1/01/28	—	—	—	—	—	—
Chicago O’Hare International Airport Rev., General
Airport, 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	—	—	—	—	—	—
Gilberts Specific Ser. Service Area Number 9
Specific Tax, Big Timber Proj.(b)	AAA(d)	7.75	3/01/11	—	—	—	—	—	—
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed.
Advancement Fund, Univ. Center Proj.	Baa3	6.00	5/01/22	—	—	—	—	—	—
Illinois Fin. Auth. Rev., Northwestern Mem.
Hosp., Ser. A	Aa2	5.25	8/15/34	—	—	—	—	—	—
McLean & Woodford Counties Cmnty. Unit Sch.
Dist. Number 005, G.O., F.S.A.(b)	Aaa	5.625	12/01/11	—	—	—	—	—	—
Met. Pier & Exposition Auth. Dedicated St. Tax
Rev., McCormick Place Expansion, Ser. A,
M.B.I.A.	Aaa	5.25	6/15/42	—	—	—	—	—	—
					—		—		—

Indiana 0.0%, 0.0%, 0.0%, 0.0%, 0.4%, 0.2%
Indiana Health & Educational Fac. Fin. Auth.
Rev., Clarion Health Oblig., Ser. A	A2	5.00	2/15/39	—	—	—	—	—	—

Kansas 0.0%, 0.0%, 0.0%, 0.0%, 2.6%, 1.3%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	—	—	—	—	—	—
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	—	—	—	—	—	—
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	—	—	—	—	—	—
Wyandotte Cnty. Kansas City Unit Government
Util. Systems Rev., Rfdg., Ser. 2004,
A.M.B.A.C.	Aaa	5.65	9/01/19	—	—	—	—	—	—
					—		—		—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Impvt. Unit Dev., Rez. Ser. 9-B,
M.B.I.A.	—	—	—	—	1,230	1,330,147
Orlando Util. Cmnty., Wtr. &
Elec. Rev., Ser. C	—	—	—	—	2,000	2,157,340
Osceola Cnty., Infrastructure
Sales Surtax, Rev., A.M.B.A.C.	—	—	—	—	1,995	2,170,560
Palm Beach Cnty. Florida Sch.
Brd., C.O.P.,
Ser. A, F.G.I.C.	—	—	—	—	2,150	2,269,368
Ser. A, F.G.I.C.	—	—	—	—	1,500	1,572,420
Palm Beach Cnty. Sch. Brd.,
Ser. A, C.O.P., F.G.I.C.	—	—	1,350	1,431,824	1,350	1,431,824
Ser. A, C.O.P., F.G.I.C.	—	—	2,555	2,702,424	2,555	2,702,424
Palm Beach Cnty. Pub. Impvt.
Rev., Conv. Ctr. Proj.,
F.G.I.C.(b)	—	—	—	—	1,055	1,157,398
Paseo Cmnty. Dev. Dist. Cap. Impvt.
Rev., Ser. A	—	—	—	—	350	351,603
Pembroke Pines Pub. Impvt.
Rev., A.M.B.A.C.	—	—	—	—	1,360	1,495,973
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	—	—	—	—	1,000	1,098,480
Sch. Impvt., F.S.A.	—	—	—	—	1,000	1,098,480
Reunion West Cmnty. Dev. Dist. Spl. Assmt.
Rev.	—	—	1,000	1,055,390	1,000	1,055,390
West Palm Beach Fla. Cmnty.
Redev. Tax Allocation	—	—	—	—	1,000	1,019,090
		—		20,002,323		63,797,363

Georgia 0.0%, 0.0%, 0.0%, 0.0%, 0.3%, 0.2%	—	—	500	607,670	500	607,670
Forsyth Cnty. Sch. Dist. Dev., G.O.	—	—	750	912,083	750	912,083
		—		1,519,753		1,519,753
Hawaii 1.0%, 0.0%, 0.0%, 0.0%, 1.8%, 1.0%
Hawaii St., Ser. DD, G.O., M.B.I.A.	—	—	2,000	2,183,980	2,000	2,183,980
Honolulu City & Cnty. Wste. Wtr. Sys. Rev., Ser. A, F.G.I.C.	—	—	4,285	4,557,612	4,785	5,089,422
Ser. F, G.O., F.G.I.C.	—	—	2,000	2,199,720	2,000	2,199,720
		—		8,941,312		9,473,122

Illinois 0.0%, 0.0%, 0.0%, 0.0%, 5.7%, 2.9%
Chicago IL, G.O., F.G.I.C.	—	—	3,625	3,808,751	3,625	3,808,751
Chicago O’Hare International Airport Rev., General
Airport, 3rd Lein, Ser. B-1, X.L.C.A.	—	—	1,975	2,097,312	1,975	2,097,312
Gilberts Specific Ser. Service Area Number 9
Specific Tax, Big Timber Proj.(b)	—	—	2,000	2,385,560	2,000	2,385,560
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed.
Advancement Fund, Univ. Center Proj.
Illinois Fin. Auth. Rev., Northwestern Mem.	—	—	1,500	1,626,360	1,500	1,626,360
Hosp., Ser. A
McLean & Woodford Counties Cmnty. Unit Sch.	—	—	5,000	5,302,600	5,000	5,302,600
Dist. Number 005, G.O., F.S.A.(b)
Met. Pier & Exposition Auth. Dedicated St. Tax	—	—	4,000	4,371,960	4,000	4,371,960
Rev., McCormick Place Expansion, Ser. A,
M.B.I.A.	—	—	8,500	9,105,625	8,500	9,105,625
		—		28,698,168		28,698,168

Indiana 0.0%, 0.0%, 0.0%, 0.0%, 0.4%, 0.2%
Indiana Health & Educational Fac. Fin. Auth.
Rev., Clarion Health Oblig., Ser. A	—	—	2,000	2,021,860	2,000	2,021,860

Kansas 0.0%, 0.0%, 0.0%, 0.0%, 2.6%, 1.3%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	—	—	2,335	2,449,462	2,335	2,449,462
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	—	—	2,385	2,452,233	2,385	2,452,233
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	—	—	2,170	2,282,775	2,170	2,282,775
Wyandotte Cnty. Kansas City Unit Government
Util. Systems Rev., Rfdg., Ser. 2004,
A.M.B.A.C.	—	—	5,000	5,749,450	5,000	5,749,450
		—		12,933,920		12,933,920

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Louisiana 0.0%, 0.0%, 0.0%, 0.0%, 1.6%, 0.8%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	—	—	—	—	—	—
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	—	—	—	—	—	—
					—		—		—

Maryland 1.0%, 0.0%, 0.0%, 0.0%, 1.9%, 1.1%									—
Baltimore Econ. Dev. Lease Rev., Armistead									—
Partnership, Ser. A	A(d)	7.00	8/01/11	—	—	—	—	—	—
Maryland St. Hlth. & Higher Ed. Facs. Auth.
Rev., Univ. Maryland Med. Systems (b)	A3	6.75	7/01/10	500	568,550	—	—	—	—
Northeast Wste. Disp. Auth. Rev.,
Baltimore City Sludge Corporate Proj. 144A									—
(cost $1,161,000; purchased 6/30/93) (f)(h)(j)	NR	7.25	7/01/07	—	—	—	—	—
Montgomery Cnty. Restoration Recovery Proj.,
Ser. A, A.M.T. 144A (f)(h)	A2	6.00	7/01/07	—	—	—	—	—	—
Takoma Park Hosp. Facs. Rev., Washington
Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	—	—	—	—	—	—
					568,550		—		—

Massachusetts 0.0%, 0.0%, 0.0%, 0.0%, 5.1%, 2.6%									—
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev.,									—
Harbor Elec. Energy Company Proj., A.M.T.	Aa3	7.375	5/15/15	—	—	—	—	—
Massachusetts St. Dev. Fin. Agcy. Rev., Concord
Assabet Fam. Services(f)	Ba2	6.00	11/01/28	—	—	—	—	—	—
Massachusetts St. Health & Ed. Facs. Auth.
Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	—	—	—	—	—	—
Rev., Harvard Univ., Ser. W(b)	Aaa	6.00	7/01/10	—	—	—	—	—
Rev., Partners Healthcare Systems, Ser. F	Aa3	5.00	7/01/22	—	—	—	—	—	—
Rev., Simmons College, Ser. D, A.M.B.A.C.(b)	Aaa	6.05	10/01/10	—	—	—	—	—	—
Rev., Univ. Massachusetts Proj., Ser. A, F.G.I.C.(b)	Aaa	5.875	10/01/10	—	—	—	—	—	—
Rev., Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	—	—	—	—	—	—
Massachusetts St. Ind. Dev. Fin. Agcy. Rev.,									—
Bradford College, 144A									—
(cost $499,847; purchased 4/30/98) (c)(h)(j)	NR	Zero	11/01/28	—	—	—	—	—
Massachusetts St. Sch. Building Auth. Dedicated
Sales Tax Rev., Ser. A, F.S.A.	Aaa	5.00	8/15/24	—	—	—	—	—	—
Massachusetts St. Special Obligation Rev., Ser. A,
F.S.A.	Aaa	5.50	6/01/21	—	—	—	—	—	—
Massachusetts St. Wtr. Pollutant Abatement Trust
Rev., Pool Program, Ser. 9	Aaa	5.25	8/01/33	—	—	—	—	—	—
Rail Connections, Inc., Rev., Route 128, Ser. B,
A.C.A., C.A.B.S.(b)	Aaa	Zero	7/01/09	—	—	—	—	—	—
					—		—		—

Michigan 0.0%, 0.0%, 0.0%, 0.0%, 2.0%, 1.0%									—
Harper Creek Cmnty. Sch. Dist., G.O.(b)	Aa2	5.50	5/01/11	—	—	—	—	—	—
Michigan St. Building Auth. Rev., Rfdg. Facs.
Program, Ser. III	Aa3	5.375	10/15/22	—	—	—	—	—	—
Michigan St. Hosp. Fin. Auth. Rev., Ascension
Health, Ser. A	Aa3	5.00	11/01/12	—	—	—	—	—	—
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/12	—	—	—	—	—	—
G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/13	—	—	—	—	—
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	—	—	—	—	—	—
					—		—		—

Minnesota 0.0%, 0.0%, 0.0%, 0.0%, 1.3%, 0.7%									—
Minnesota Higher Education Facility Rev., St.									—
Thomas Univ.	A2	5.00	4/01/23	—	—	—	—	—
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam.
Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	—	—	—	—	—	—
Minnesota St. Mun. Powr. Agcy. Elec. Rev.	A3	5.25	10/01/21	—	—	—	—	—	—
					—		—		—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Louisiana 0.0%, 0.0%, 0.0%, 0.0%, 1.6%, 0.8%
New Orleans, Rfdg., G.O., M.B.I.A.	—	—	2,000	2,159,920	2,000	2,159,920
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	—	—	5,780	6,063,509	5,780	6,063,509
		—		8,223,429		8,223,429

Maryland 1.0%, 0.0%, 0.0%, 0.0%, 1.9%, 1.1%
Baltimore Econ. Dev. Lease Rev., Armistead
Partnership, Ser. A	—	—	740	741,310	740	741,310
Maryland St. Hlth. & Higher Ed. Facs. Auth.
Rev., Univ. Maryland Med. Systems (b)	—	—	5,000	5,685,499	5,500	6,254,049
Northeast Wste. Disp. Auth. Rev.,
Baltimore City Sludge Corporate Proj. 144A
(cost $1,161,000; purchased 6/30/93) (f)(h)(j)	—	—	1,161	1,201,589	1,161	1,201,589
Montgomery Cnty. Restoration Recovery Proj.,
Ser. A, A.M.T. 144A (f)(h)	—	—	1,000	1,022,650	1,000	1,022,650
Takoma Park Hosp. Facs. Rev., Washington
Adventist Hosp., E.T.M., F.S.A.(b)	—	—	1,000	1,116,390	1,000	1,116,390
		—		9,767,438		10,335,988

Massachusetts 0.0%, 0.0%, 0.0%, 0.0%, 5.1%, 2.6%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev.,
Harbor Elec. Energy Company Proj., A.M.T.	—	—	1,195	1,219,593	1,195	1,219,593
Massachusetts St. Dev. Fin. Agcy. Rev., Concord
Assabet Fam. Services(f)	—	—	640	645,114	640	645,114
Massachusetts St. Health & Ed. Facs. Auth.
Rev., Caritas Christi Obligation, Ser. B	—	—	3,590	4,025,431	3,590	4,025,431
Rev., Harvard Univ., Ser. W(b)	—	—	500	554,645	500	554,645
Rev., Partners Healthcare Systems, Ser. F	—	—	1,500	1,584,720	1,500	1,584,720
Rev., Simmons College, Ser. D, A.M.B.A.C.(b)	—	—	1,000	1,114,800	1,000	1,114,800
Rev., Univ. Massachusetts Proj., Ser. A, F.G.I.C.(b)	—	—	500	553,765	500	553,765
Rev., Valley Region Health System, Ser. C	—	—	825	930,047	825	930,047
Massachusetts St. Ind. Dev. Fin. Agcy. Rev.,
Bradford College, 144A
(cost $499,847; purchased 4/30/98) (c)(h)(j)	—	—	970	242,610	970	242,610
Massachusetts St. Sch. Building Auth. Dedicated
Sales Tax Rev., Ser. A, F.S.A.	—	—	8,000	8,534,080	8,000	8,534,080
Massachusetts St. Special Obligation Rev., Ser. A,
F.S.A.	—	—	2,000	2,330,040	2,000	2,330,040
Massachusetts St. Wtr. Pollutant Abatement Trust
Rev., Pool Program, Ser. 9	—	—	2,500	2,679,050	2,500	2,679,050
Rail Connections, Inc., Rev., Route 128, Ser. B,
A.C.A., C.A.B.S.(b)	—	—	2,500	1,046,650	2,500	1,046,650
		—		25,460,545		25,460,545

Michigan 0.0%, 0.0%, 0.0%, 0.0%, 2.0%, 1.0%
Harper Creek Cmnty. Sch. Dist., G.O.(b)	—	—	1,500	1,632,435	1,500	1,632,435
Michigan St. Building Auth. Rev., Rfdg. Facs.
Program, Ser. III	—	—	3,750	4,064,325	3,750	4,064,325
Michigan St. Hosp. Fin. Auth. Rev., Ascension
Health, Ser. A	—	—	1,250	1,323,275	1,250	1,323,275
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A., C.A.B.S.	—	—	1,100	868,527	1,100	868,527
G.O., M.B.I.A., C.A.B.S.	—	—	1,000	755,130	1,000	755,130
Wyandotte Elec. Rev., M.B.I.A.	—	—	1,270	1,318,717	1,270	1,318,717
		—		9,962,409		9,962,409

Minnesota 0.0%, 0.0%, 0.0%, 0.0%, 1.3%, 0.7%
Minnesota Higher Education Facility Rev., St.
Thomas Univ.	—	—	1,000	1,060,990	1,000	1,060,990
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam.
Mtge., Ser. I, A.M.T.	—	—	3,030	3,140,959	3,030	3,140,959
Minnesota St. Mun. Powr. Agcy. Elec. Rev.	—	—	2,000	2,161,040	2,000	2,161,040
		—		6,362,989		6,362,989

					Dryden		Dryden		Dryden
					Florida		Pennsylvania		New Jersey
					Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Nevada 0.0%, 0.0%, 0.0%, 0.0%, 1.6%, 0.8%
Clark Cnty. Industrial Dev. Rev., Nevada Powr.
Company Proj., Ser. A	B-(d)	5.60		10/01/30	—	—	—	—	—	—
Clark Cnty. Sch. Dist., G.O., F.S.A.	Aaa	5.00		6/15/18	—	—	—	—	—	—
						—		—		—
New Hampshire 0.0%, 0.0%, 0.0%, 0.0%, 1.2%, 0.6%
Manchester Hsg. & Redev. Auth. Rev., Ser. B,
C.A.B.S., A.C.A.	A(d)	Zero		1/01/24	—	—	—	—	—	—
New Hampshire Health & Ed. Facs. Auth. Rev.,
New Hampshire College Issue(b)	BBB-(d)	7.50		1/01/11	—	—	—	—	—	—
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College	BBB-(d)	6.30		1/01/07	—	—	—	—	—	—
Rev., New Hampshire College	BBB-(d)	6.30		1/01/16	—	—	—	—	—	—
						—		—		—
New Jersey 0.0%, 0.0%, 96.2%, 0.0%, 4.7%, 15.7%
Camden Cnty. NJ Impt. Auth. Rev. Cooper Health	Baa3	5.00		2/15/35	—	—	—	—	2,750	2,766,528
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev.,					—	—	—	—
Altantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80		3/01/21	—	—	—	—	2,615	3,410,222
Casino Reinvestment Dev. Auth. Rev., Room Fee,
A.M.B.A.C.	Aaa	5.25		1/01/24	—	—	—	—	—	—
Casino Reinvestment Dev. Auth. New Jersey Hotel
Room Fee Rev., A.M.B.A.C.	Aaa	5.00		1/01/25	—	—	—	—	500	531,830
Clearview Reg. High Sch. Dist., G.O., F.G.I.C. (f)	Aaa	5.375		8/01/15	—	—	—	—	1,205	1,328,272
Delaware River Port Auth., Rev. Penn. & NJ Port Dist.
Proj., Ser. B, F.S.A.	Aaa	5.625		1/01/26	—	—	—	—	5,000	5,341,449
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125		12/15/18	—	—	—	—	3,000	3,240,660
Essex Cnty. Impvt. Auth., Lease-Cogen Facs.
Proj. Rev., F.G.I.C.	Aaa	5.25		1/01/19	—	—	—	—	1,110	1,189,343
Gloucester Cnty. Impvt. Auth., Solid Wste.
Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85		12/01/09	—	—	—	—	3,000	3,273,060
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00		7/01/25	—	—	—	—	500	539,240
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60		6/01/10	—	—	—	—	1,600	1,797,232
G.O., F.G.I.C.	Aaa	6.60		6/01/11	—	—	—	—	1,600	1,834,736
Middlesex Cnty. Impvt. Auth. Rev.,
Rfdg., Cnty. Gtd., Golf Course
Projs.	Aa1	5.25		6/01/18	—	—	—	—	1,080	1,182,028
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax (b)	Baa2	5.625		6/15/19	—	—	—	—	500	531,350
Cigarette Tax	Baa2	5.75		6/15/34	—	—	—	—	1,000	1,062,900
First Mtge. - Franciscan Oaks	NR	5.70		10/01/17	—	—	—	—	2,040	2,075,557
First Mtge. - Keswick Pines	NR	5.75		1/01/24	—	—	—	—	1,750	1,782,165
First Mtge. - The Evergreens	NR	5.875		10/01/12	—	—	—	—	1,200	1,219,920
First Mtge. - The Evergreens	NR	6.00		10/01/22	—	—	—	—	1,400	1,429,722
Kapkowski Rd. Landfill,
Ser. A, C.A.B.S., E.T.M.	Baa3	Zero		4/01/08	—	—	—	—	1,020	949,569
Masonic Charity Fdn. Proj.	A+(d)	5.875		6/01/18	—	—	—	—	250	274,445
Masonic Charity Fdn. Proj.	A+(d)	6.00		6/01/25	—	—	—	—	1,150	1,276,109
Natural Gas Facs. Rev., NUI Corp.
Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70		6/01/32	—	—	—	—	1,500	1,557,525
Sch. Facs. Constrs., Ser. A, A.M.B.A.C. (b)	Aaa	5.25		6/15/11	—	—	—	—	2,000	2,159,960
Sch. Facs. Constrs., Ser. O	A1	5.25		3/01/26	—	—	—	—	2,000	2,154,600
St. Lease Rev., Liberty St. Pk.
Proj., Ser. C, F.S.A.	Aaa	5.00		3/01/20	—	—	—	—	1,400	1,498,462
Wtr. Facs., R.I.T.E.S., PA-
98, F.G.I.C., A.M.T. (h)	AAA(d)	9.15	(i)	11/01/29	—	—	—	—	5,000	5,239,099
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25		7/01/17	—	—	—	—	1,750	1,959,160
Dept. Human Svcs., Greystone Pk.
Psychiatric Hosp., A.M.B.A.C.	Aaa	5.00		9/15/26	—	—	—	—	3,000	3,177,420
Hunterdon Med. Ctr.,
Ser. A	NR	5.25		7/01/25	—	—	—	—	500	528,165
Raritan Bay Med. Center Issue	NR	7.25		7/01/27	—	—	—	—	—	—
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875		7/01/30	—	—	—	—	1,750	1,913,205
South Jersey Hosp.	Baa1	6.00		7/01/26	—	—	—	—	1,000	1,073,910
South Jersey Hosp.	Baa1	6.00		7/01/32	—	—	—	—	1,000	1,068,810
St. Joseph’s Hosp. & Med. Ctr.,
Ser. A, CONNIE LEE	AAA(d)	5.70		7/01/11	—	—	—	—	2,375	2,437,843
New Jersey St., Equipment Lease
Purchase, Ser. A, C.O.P.	A1	5.00		6/15/09	—	—	—	—	1,000	1,039,070
New Jersey St. Ed. Facs. Auth. Rev.,
Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375		7/01/17	—	—	—	—	1,000	1,085,030
Felician College of Lodi., Ser. D.	NR	7.375		11/01/22	—	—	—	—	1,140	1,197,992
Kean Univ. M.B.I.A.	Aaa	5.00		7/01/30	—	—	—	—	1,000	1,059,600
Montclair St. Univ., Ser. F, F.G.I.C.	Aaa	5.00		7/01/25	—	—	—	—	3,850	4,098,016
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00		7/01/28	—	—	—	—	3,445	3,629,617

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Nevada 0.0%, 0.0%, 0.0%, 0.0%, 1.6%, 0.8%
Clark Cnty. Industrial Dev. Rev., Nevada Powr.
Company Proj., Ser. A	—	—	4,735	4,723,447	4,735	4,723,447
Clark Cnty. Sch. Dist., G.O., F.S.A.	—	—	3,000	3,238,500	3,000	3,238,500
		—		7,961,947		7,961,947

New Hampshire 0.0%, 0.0%, 0.0%, 0.0%, 1.2%, 0.6%
Manchester Hsg. & Redev. Auth. Rev., Ser. B,
C.A.B.S., A.C.A.	—	—	4,740	1,916,619	4,740	1,916,619
New Hampshire Health & Ed. Facs. Auth. Rev.,
New Hampshire College Issue(b)	—	—	3,000	3,524,550	3,000	3,524,550
New Hampshire Higher Ed. & Health Facs. Auth.
Rev., New Hampshire College	—	—	145	151,258	145	151,258
Rev., New Hampshire College	—	—	355	366,051	355	366,051
		—		5,958,478		5,958,478

New Jersey 0.0%, 0.0%, 96.2%, 0.0%, 4.7%, 15.7%
Camden Cnty. NJ Impt. Auth. Rev. Cooper Health	—	—	—	—	2,750	2,766,528
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev.,	—	—	—	—	—	—
Altantic City Elec. Co., Ser. A, M.B.I.A.	—	—	—	—	2,615	3,410,222
Casino Reinvestment Dev. Auth. Rev., Room Fee,
A.M.B.A.C.	—	—	1,600	1,757,568	1,600	1,757,568
Casino Reinvestment Dev. Auth. New Jersey Hotel
Room Fee Rev., A.M.B.A.C.	—	—	—	—	500	531,830
Clearview Reg. High Sch. Dist., G.O., F.G.I.C. (f)	—	—	—	—	1,205	1,328,272
Delaware River Port Auth., Rev. Penn. & NJ Port Dist.
Proj., Ser. B, F.S.A.	—	—	—	—	5,000	5,341,449
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	—	—	—	—	3,000	3,240,660
Essex Cnty. Impvt. Auth., Lease-Cogen Facs.
Proj. Rev., F.G.I.C.	—	—	—	—	1,110	1,189,343
Gloucester Cnty. Impvt. Auth., Solid Wste.
Recov. Rev. Wste. Mgmt. Proj., Ser. A	—	—	—	—	3,000	3,273,060
Guam Govt. Wtrwks. Auth. Rev.	—	—	—	—	500	539,240
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	—	—	—	—	1,600	1,797,232
G.O., F.G.I.C.	—	—	—	—	1,600	1,834,736
Middlesex Cnty. Impvt. Auth. Rev.,
Rfdg., Cnty. Gtd., Golf Course
Projs.	—	—	—	—	1,080	1,182,028
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax (b)	—	—	1,250	1,328,375	1,750	1,859,725
Cigarette Tax	—	—	750	797,175	1,750	1,860,075
First Mtge. - Franciscan Oaks	—	—	—	—	2,040	2,075,557
First Mtge. - Keswick Pines	—	—	—	—	1,750	1,782,165
First Mtge. - The Evergreens	—	—	—	—	1,200	1,219,920
First Mtge. - The Evergreens	—	—	—	—	1,400	1,429,722
Kapkowski Rd. Landfill,
Ser. A, C.A.B.S., E.T.M.	—	—	—	—	1,020	949,569
Masonic Charity Fdn. Proj.	—	—	—	—	250	274,445
Masonic Charity Fdn. Proj.	—	—	—	—	1,150	1,276,109
Natural Gas Facs. Rev., NUI Corp.
Proj., Ser. A, M.B.I.A., A.M.T.	—	—	—	—	1,500	1,557,525
Sch. Facs. Constrs., Ser. A, A.M.B.A.C. (b)	—	—	—	—	2,000	2,159,960
Sch. Facs. Constrs., Ser. O	—	—	1,000	1,077,300	3,000	3,231,900
St. Lease Rev., Liberty St. Pk.
Proj., Ser. C, F.S.A.	—	—	—	—	1,400	1,498,462
Wtr. Facs., R.I.T.E.S., PA-
98, F.G.I.C., A.M.T. (h)	—	—	—	—	5,000	5,239,099
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	—	—	2,175	2,434,956	3,925	4,394,116
Dept. Human Svcs., Greystone Pk.
Psychiatric Hosp., A.M.B.A.C.	—	—	—	—	3,000	3,177,420
Hunterdon Med. Ctr.,
Ser. A	—	—	—	—	500	528,165
Raritan Bay Med. Center Issue	—	—	2,000	2,051,200	2,000	2,051,200
Saint Peter’s Univ. Hosp., Ser. A	—	—	2,000	2,186,520	3,750	4,099,725
South Jersey Hosp.	—	—	1,565	1,680,669	2,565	2,754,579
South Jersey Hosp.	—	—	1,000	1,068,810	2,000	2,137,620
St. Joseph’s Hosp. & Med. Ctr.,
Ser. A, CONNIE LEE	—	—	—	—	2,375	2,437,843
New Jersey St., Equipment Lease
Purchase, Ser. A, C.O.P.	—	—	—	—	1,000	1,039,070
New Jersey St. Ed. Facs. Auth. Rev.,
Coll. of New Jersey, Ser. C, F.G.I.C.	—	—	—	—	1,000	1,085,030
Felician College of Lodi., Ser. D.	—	—	—	—	1,140	1,197,992
Kean Univ. M.B.I.A.	—	—	—	—	1,000	1,059,600
Montclair St. Univ., Ser. F, F.G.I.C.	—	—	—	—	3,850	4,098,016
William Patterson Univ., Ser. A, F.G.I.C.	—	—	—	—	3,445	3,629,617

					Dryden		Dryden		Dryden
					Florida		Pennsylvania		New Jersey
					Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
New Jersey St. Hwy. Auth. Garden St. Pkwy.,
Gen. Rev.(b)	A1	5.75		1/01/14	—	—	—	—	2,500	2,727,025
Gen. Rev.(b)	A1	5.63		1/01/30	—	—	—	—	1,650	1,792,478
Gen. Rev., E.T.M.(b)	A1	6.20		1/01/10	—	—	—	—	3,035	3,252,276
New Jersey St. Tpke. Auth., Tpke. Rev.,
Growth & Income Secs., Ser. B,
A.M.B.A.C., C.A.B.S.	Aaa	Zero		1/01/35	—	—	—	—	1,500	1,005,285
Ser. A, F.S.A.	Aaa	5.00		1/01/20	—	—	—	—	2,500	2,682,600
Ser. A, M.B.I.A.(b)	Aaa	5.75		1/01/10	—	—	—	—	3,535	3,822,359
Ser. A, F.S.A.	Aaa	5.00		1/01/23	—	—	—	—	3,000	3,198,390
Ser. C, M.B.I.A., E.T.M.(b)	Aaa	6.50		1/01/09	—	—	—	—	1,000	1,082,670
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	—	—	—	—	1,465	1,573,718
New Jersey St. Trans. Trust Fund Auth. Rev.,
R.I.T.E.S., PA-646, M.B.I.A. (h)	NR	14.35	(i)	12/15/08	—	—	—	—	2,475	3,484,428
Trans. Sys., Ser. D	A1	5.00		6/15/20	—	—	—	—	3,000	3,187,710
New Jersey Transportation Trust Fund. Rev.,
Ser. D, F.S.A.	Aaa	5.00		6/15/19	—	—	—	—	—	—
New Jersey Wtr. Supply Auth. Rev.,
Manasquan Rservoir Wtr. Supply,
M.B.I.A.	Aaa	5.00		8/01/20	—	—	—	—	1,250	1,347,313
Newark Hsg. Auth., Port Auth. Rev., Newark
Marine Terminal, M.B.I.A.	Aaa	5.00		1/01/34	—	—	—	—	3,000	3,138,360
Newark New Jersey, G.O., F.S.A.	Aaa	5.00		10/01/22	—	—	—	—	2,000	2,148,060
North Bergen Twnship. Mun. Util. Auth. Swr.
Rev., M.B.I.A.	Aaa	5.25		12/15/17	—	—	—	—	1,800	1,964,448
Port Auth. of New York & New Jersey Rev.,
Cons. Ser.127, A.M.B.A.C.,
A.M.T.	Aaa	5.50		12/15/15	—	—	—	—	3,000	3,264,510
Cons., Ser. 135	A1	5.00		3/15/39	—	—	—	—	2,380	2,494,097
Rutgers - The St. Univ. of New Jersey, Rev. Ser. A	Aa3	6.40		5/01/13	—	—	—	—	2,000	2,239,920
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.	Baa3	5.75		6/01/32	—	—	—	—	2,000	2,088,320
Asset Bkd.	Baa3	6.00		6/01/37	—	—	—	—	—	—
Asset Bkd.	Baa3	6.125		6/01/42	—	—	—	—	2,000	2,134,940
Washington Twnshp. New Jersey Brd. of Ed.,
Mercer Cnty., G.O., F.S.A.	Aaa	5.00		1/01/21	—	—	—	—	2,710	2,912,573
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa	5.00		5/01/23	—	—	—	—	2,145	2,285,498
G.O., M.B.I.A.	Aaa	5.00		5/01/24	—	—	—	—	2,246	2,386,689
						—		—		130,127,488

New Mexico 0.0%, 0.0%, 0.0%, 0.0%, 2.2%, 1.1%
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa	5.50		7/01/36	—	—	—	—	—	—
Sngl. Fam. Mtge.,
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75		7/01/35	—	—	—	—	—	—
Sngl. Fam. Mtge.,
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15		3/01/32	—	—	—	—	—	—
Single Fam. Mtge. Program,
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50		7/01/35	—	—	—	—	—	—
						—		—		—

New York 0.0%, 0.0%, 0.0%, 87.7%, 12.6%, 21.3%
Brookhaven Ind. Dev. Agcy.
Civic Fac. Rev., Mem. Hosp. Med. Ctr.,
Inc., Ser. A	NR	8.125		11/15/20	—	—	—	—	—	—
City of Buffalo, Sch., G.O.,
Ser. E, F.S.A. (b)(f)	Aaa	6.00		12/01/09	—	—	—	—	—	—
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac.
Rev., Bard Coll.	A3	5.75		8/01/30	—	—	—	—	—	—
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.	Aaa	5.75		5/01/19	—	—	—	—	—	—
City of Buffalo Proj., F.S.A.	Aaa	5.75		5/01/23	—	—	—	—	—	—
City of Buffalo Proj., F.S.A.	Aaa	5.75		5/01/24	—	—	—	—	—	—
Erie Cnty. Tobacco Asset Securitization Corp.,
Asset Bkd., Ser. A	BBB(d)	5.00		6/01/45	—	—	—	—	—	—
Islip Res. Rec., Rev.,
Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20		7/01/10	—	—	—	—	—	—
Metro. Trans. Auth., New York
Svc. Contract, C.A.B.S., Ser. 7,
M.B.I.A., E.T.M. (b)	Aaa	Zero		7/01/08	—	—	—	—	—	—
Ser. A, M.B.I.A.	Aaa	5.50		7/01/20	—	—	—	—	—	—
Svc. Contract, Ser. B, M.B.I.A.	Aaa	5.50		7/01/23	—	—	—	—	—	—
Trans, Ser. F	A2	5.00		11/15/30	—	—	—	—	—	—
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50		11/15/18	—	—	—	—	—	—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
New Jersey St. Hwy. Auth. Garden St. Pkwy.,
Gen. Rev.(b)	—	—	—	—	2,500	2,727,025
Gen. Rev.(b)	—	—	—	—	1,650	1,792,478
Gen. Rev., E.T.M.(b)	—	—	—	—	3,035	3,252,276
New Jersey St. Tpke. Auth., Tpke. Rev.,
Growth & Income Secs., Ser. B,
A.M.B.A.C., C.A.B.S.	—	—	—	—	1,500	1,005,285
Ser. A, F.S.A.	—	—	—	—	2,500	2,682,600
Ser. A, M.B.I.A.(b)	—	—	—	—	3,535	3,822,359
Ser. A, F.S.A.	—	—	—	—	3,000	3,198,390
Ser. C, M.B.I.A., E.T.M.(b)	—	—	—	—	1,000	1,082,670
Unrfdg., Ser. A, M.B.I.A.	—	—	—	—	1,465	1,573,718
New Jersey St. Trans. Trust Fund Auth. Rev.,
R.I.T.E.S., PA-646, M.B.I.A. (h)	—	—	—	—	2,475	3,484,428
Trans. Sys., Ser. D	—	—	—	—	3,000	3,187,710
New Jersey Transportation Trust Fund. Rev.,
Ser. D, F.S.A.	—	—	5,000	5,360,650	5,000	5,360,650
New Jersey Wtr. Supply Auth. Rev.,
Manasquan Rservoir Wtr. Supply,
M.B.I.A.	—	—	—	—	1,250	1,347,313
Newark Hsg. Auth., Port Auth. Rev., Newark
Marine Terminal, M.B.I.A.	—	—	3,000	3,138,360	6,000	6,276,720
Newark New Jersey, G.O., F.S.A.	—	—	—	—	2,000	2,148,060
North Bergen Twnship. Mun. Util. Auth. Swr.
Rev., M.B.I.A.	—	—	—	—	1,800	1,964,448
Port Auth. of New York & New Jersey Rev.,
Cons. Ser.127, A.M.B.A.C.,
A.M.T.	—	—	—	—	3,000	3,264,510
Cons., Ser. 135	—	—	—	—	2,380	2,494,097
Rutgers - The St. Univ. of New Jersey, Rev. Ser. A	—	—	—	—	2,000	2,239,920
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.	—	—	—	—	2,000	2,088,320
Asset Bkd.	—	—	400	424,320	400	424,320
Asset Bkd.	—	—	—	—	2,000	2,134,940
Washington Twnshp. New Jersey Brd. of Ed.,
Mercer Cnty., G.O., F.S.A.	—	—	—	—	2,710	2,912,573
West Morris Reg. High Sch.,
G.O., M.B.I.A.	—	—	—	—	2,145	2,285,498
G.O., M.B.I.A.	—	—	—	—	2,246	2,386,689
		—		23,305,903		153,433,391
New Mexico 0.0%, 0.0%, 0.0%, 0.0%, 2.2%, 1.1%
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C.	—	—	2,455	2,615,262	2,455	2,615,262
Sngl. Fam. Mtge.,
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	—	—	4,455	4,517,325	4,455	4,517,325
Sngl. Fam. Mtge.,
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	—	—	1,145	1,189,037	1,145	1,189,037
Single Fam. Mtge. Program,
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	—	—	2,405	2,538,646	2,405	2,538,646
		—		10,860,270		10,860,270
New York 0.0%, 0.0%, 0.0%, 87.7%, 12.6%, 21.3%
Brookhaven Ind. Dev. Agcy.
Civic Fac. Rev., Mem. Hosp. Med. Ctr.,
Inc., Ser. A	500	546,930	—	—	500	546,930
City of Buffalo, Sch., G.O.,
Ser. E, F.S.A. (b)(f)	1,100	1,207,404	—	—	1,100	1,207,404
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac.
Rev., Bard Coll.	3,500	3,770,970	—	—	3,500	3,770,970
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.	—	—	1,250	1,387,825	1,250	1,387,825
City of Buffalo Proj., F.S.A.	—	—	3,030	3,352,847	3,030	3,352,847
City of Buffalo Proj., F.S.A.	3,000	3,245,730	6,765	7,319,120	9,765	10,564,850
Erie Cnty. Tobacco Asset Securitization Corp.,
Asset Bkd., Ser. A	1,000	973,110	—	—	1,000	973,110
Islip Res. Rec., Rev.,
Ser. B, A.M.B.A.C., A.M.T.	1,745	1,984,030	—	—	1,745	1,984,030
Metro. Trans. Auth., New York
Svc. Contract, C.A.B.S., Ser. 7,
M.B.I.A., E.T.M. (b)	4,500	4,159,350	—	—	4,500	4,159,350
Ser. A, M.B.I.A.	3,000	3,291,060	—	—	3,000	3,291,060
Svc. Contract, Ser. B, M.B.I.A.	5,000	5,462,950	—	—	5,000	5,462,950
Trans, Ser. F	3,000	3,131,430	—	—	3,000	3,131,430
Met. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	—	—	4,000	4,407,120	4,000	4,407,120

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Monroe Cnty. Indl. Dev.
Agcy. Civic Fac. Rev.,
Refdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	—	—	—	—	—	—
New York City Ind. Dev. Agcy. Spec.
Fac. Rev., Terminal One Group Assn.
Proj., A.M.T.	A3	5.50	1/01/24	—	—	—	—	—	—
New York City Mun. Wtr. Auth. Rev., Ser. F	Aa2	5.00	6/15/29	—	—	—	—	—	—
Wtr. & Swr. Sys. Rev., Ser. B	Aa2	5.00	6/15/36	—	—	—	—	—	—
Unrfdg. Balance, Ser. B	Aa2	6.00	6/15/33	—	—	—	—	—	—
New York City Trans. Fin.
Auth. Rev., Future Tax Sec.,
Ser. A	Aa1	5.50	11/01/26	—	—	—	—	—	—
Ser. B	Aa1	5.50	2/01/17	—	—	—	—	—	—
Ser. B	Aa1	5.25	8/01/20	—	—	—	—	—	—
Ser. B	Aa1	5.25	2/01/29	—	—	—	—	—	—
New York City, G.O.,
Ser. A (b)	A1	6.00	5/15/10	—	—	—	—	—	—
Ser. A	A1	6.00	5/15/30	—	—	—	—	—	—
Ser. D	A1	7.65	2/01/07	—	—	—	—	—	—
Ser. G	A1	5.00	12/01/20	—	—	—	—	—	—
Ser. I (b)	Aaa	6.10	4/15/07	—	—	—	—	—	—
New York City Muni. Wtr. Fin. Auth., Rev.	Aa2	5.00	6/15/36	—	—	—	—	—	—
New York City Transitional Fin. Auth. Rev.,
Ref. Future Tax Sec’d., Ser. A-1	Aa1	5.00	11/01/24	—	—	—	—	—	—
Ser. C	Aa1	5.50	2/15/16	—	—	—	—	—	—
New York Conven. Ctr. Dev. Corp.,
Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	—	—	—	—	—	—
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	—	—	—	—	—	—
City Univ. Sys. Cons.,
Ser. D, E.T.M. (b)	A1	7.00	7/01/09	—	—	—	—	—	—
Lease Rev., Ser. B	A1	5.25	5/15/12	—	—	—	—	—	—
Mental Hlth. Svcs. Facs
Impvt., Ser. B	A1	6.50	8/15/11	—	—	—	—	—	—
Mt. Sinai NYU Hlth.	Ba1	5.50	7/01/26	—	—	—	—	—	—
Mt. Sinai NYU Hlth., Ser. C	Ba1	5.50	7/01/26	—	—	—	—	—	—
Ref. Sec’d. Hosp. Catskill,
F.G.I.C.	Aaa	5.25	2/15/17	—	—	—	—	—	—
Ser. B	A1	5.25	5/15/12	—	—	—	—	—	—
St. Personal Income - Tax
Ed., Ser. A (b)	Aa3	5.375	3/15/13	—	—	—	—	—	—
St. Personal Income - Tax Rev.,
Ser. F	Aaa	5.00	3/15/23	—	—	—	—	—	—
New York St. Dorm. Auth. Rev., Ref. Sec’d.
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/17	—	—	—	—	—	—
Hosp. Catskill Region, F.G.I.C.	Aaa	5.25	2/15/18	—	—	—	—	—	—
New York St. Engy. Res. & Dev. Auth. Rev.,
Bklyn. Union Gas, Keyspan,
Ser. A, F.G.I.C. (f)	Aaa	4.70	2/01/24	—	—	—	—	—	—
New York St. Environ. Facs. Corp.,
Clean Wtr. & Drinking
Revolving Fds. Pooled Fin., Ser. B	Aaa	5.50	10/15/23	—	—	—	—	—	—
Pooled Fin., Wtr. Proj.	Aaa	5.00	6/15/34	—	—	—	—	—	—
Poll. Ctrl., Ser. E	Aaa	6.50	6/15/14	—	—	—	—	—	—
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	—	—	—	—	—	—
New York St. Environment Facs. Corporate Poll.
Control Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	—	—	—	—	—	—
New York St. Hsg. Fin. Agcy. Rev.,
St. Univ. Constr., Ser. A, E.T.M. (b)	Aaa	8.00	5/01/11	—	—	—	—	—	—
New York St. Local Gov’t. Assist. Corp.,
C.A.B.S., Ser. C	Aa3	Zero	4/01/14	—	—	—	—	—	—
Ser. E	Aa3	6.00	4/01/14	—	—	—	—	—	—
New York St. Mun. Bond Bank Agcy.
Spec. Sch. Purp. Rev., Ser. C	A+(d)	5.50	12/01/13	—	—	—	—	—	—
New York St. Mun. Brd. Bank Agcy. Rev.,
Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	—	—	—	—	—	—
Sch. Supply, Ser. C	A+(d)	5.25	12/01/22	—	—	—	—	—	—
New York St. Pwr. Auth.,
Ser. A	Aa2	5.25	11/15/16	—	—	—	—	—	—
Ser. A	Aa2	5.00	11/15/19	—	—	—	—	—	—
Ser. A, F.G.I.C.	Aaa	5.00	11/15/20	—	—	—	—	—	—
New York St. Thrwy. Auth.,
Hwy. & Bridge Trust Fd. Rev.,
Gen. Second, Ser. B, A.M.B.A.C.	Aaa	5.00	4/01/21	—	—	—	—	—	—
Ser. B, A.M.B.A.C.	Aaa	5.50	4/01/20	—	—	—	—	—	—
St. Personal Income Tax Rev.,
Trans., Ser. A (b)	Aa3	5.50	3/15/12	—	—	—	—	—	—
Svc. Contract Rev.,
Local Hwy. & Bridge	A1	5.50	4/01/15	—	—	—	—	—	—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Monroe Cnty. Indl. Dev.
Agcy. Civic Fac. Rev.,
Refdg. Highland Hosp. Rochester	2,000	2,048,260	—	—	2,000	2,048,260
New York City Ind. Dev. Agcy. Spec.
Fac. Rev., Terminal One Group Assn.
Proj., A.M.T.	1,500	1,609,485	—	—	1,500	1,609,485
New York City Mun. Wtr. Auth. Rev., Ser. F	1,500	1,549,170	—	—	1,500	1,549,170
Wtr. & Swr. Sys. Rev., Ser. B	3,000	3,162,840	—	—	3,000	3,162,840
Unrfdg. Balance, Ser. B	985	1,084,741	—	—	985	1,084,741
New York City Trans. Fin.
Auth. Rev., Future Tax Sec.,
Ser. A	2,650	2,882,273	—	—	2,650	2,882,273
Ser. B	1,920	2,088,461	—	—	1,920	2,088,461
Ser. B	4,000	4,341,080	—	—	4,000	4,341,080
Ser. B	2,500	2,669,000	—	—	2,500	2,669,000
New York City, G.O.,
Ser. A (b)	100	110,719	—	—	100	110,719
Ser. A	10	10,921	—	—	10	10,921
Ser. D	—	—	45	45,154	45	45,154
Ser. G	1,500	1,588,215	—	—	1,500	1,588,215
Ser. I (b)	85	88,375	—	—	85	88,375
New York City Muni. Wtr. Fin. Auth., Rev.	—	—	2,000	2,108,560	2,000	2,108,560
New York City Transitional Fin. Auth. Rev.,
Ref. Future Tax Sec’d., Ser. A-1	—	—	2,000	2,130,080	2,000	2,130,080
Ser. C	—	—	2,500	2,736,850	2,500	2,736,850
New York Conven. Ctr. Dev. Corp.,
Hotel Unit Fee Sec’d., A.M.B.A.C.	3,000	3,177,360	—	—	3,000	3,177,360
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	3,000	3,345,900	—	—	3,000	3,345,900
City Univ. Sys. Cons., Ser. D, E.T.M. (b)	1,020	1,080,935	—	—	1,020	1,080,935
Lease Rev., Ser. B	3,000	3,248,280	—	—	3,000	3,248,280
Mental Hlth. Svcs. Facs Impvt., Ser. B	3,000	3,399,840	—	—	3,000	3,399,840
Mt. Sinai NYU Hlth.	500	508,295	—	—	500	508,295
Mt. Sinai NYU Hlth., Ser. C	2,750	2,795,623	—	—	2,750	2,795,623
Ref. Sec’d. Hosp. Catskill, F.G.I.C.	1,000	1,094,870	—	—	1,000	1,094,870
Ser. B	3,000	3,221,400	—	—	3,000	3,221,400
St. Personal Income - Tax Ed., Ser. A (b)	2,000	2,213,160	—	—	2,000	2,213,160
St. Personal Income - Tax Rev., Ser. F	2,000	2,134,880	—	—	2,000	2,134,880
New York St. Dorm. Auth. Rev., Ref. Sec’d. Hosp. Catskill Region, F.G.I.C.	—	—	2,160	2,364,919	2,160	2,364,919
Hosp. Catskill Region, F.G.I.C.	—	—	2,300	2,516,568	2,300	2,516,568
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C. (f)	2,000	2,021,920	—	—	2,000	2,021,920
New York St. Environ. Facs. Corp., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	3,750	4,430,250	—	—	3,750	4,430,250
Pooled Fin., Wtr. Proj.	2,000	2,104,560	—	—	2,000	2,104,560
Poll. Ctrl., Ser. E	35	35,091	—	—	35	35,091
Wtr. Proj., Ser. K	3,000	3,238,110	—	—	3,000	3,238,110
New York St. Environment Facs. Corporate Poll. Control Rev., St. Wtr. Revolv. Fdg., Ser. C	—	—	1,260	1,287,682	1,260	1,287,682
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M. (b)	3,600	4,090,536	—	—	3,600	4,090,536
New York St. Local Gov’t. Assist. Corp., C.A.B.S., Ser. C	5,882	4,313,447	—	—	5,882	4,313,447
Ser. E	3,000	3,454,800	—	—	3,000	3,454,800
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev., Ser. C	5,070	5,579,180	—	—	5,070	5,579,180
New York St. Mun. Brd. Bank Agcy. Rev., Sch. Supply, Ser. C	—	—	3,200	3,462,848	3,200	3,462,848
Sch. Supply, Ser. C	—	—	3,595	3,896,405	3,595	3,896,405
New York St. Pwr. Auth., Ser. A	3,000	3,265,470	—	—	3,000	3,265,470
Ser. A	2,500	2,674,800	—	—	2,500	2,674,800
Ser. A, F.G.I.C.	2,000	2,157,880	—	—	2,000	2,157,880
New York St. Thrwy. Auth., Hwy. & Bridge Trust Fd. Rev., Gen. Second, Ser. B, A.M.B.A.C.	2,000	2,153,000	—	—	2,000	2,153,000
Ser. B, A.M.B.A.C.	—	—	5,000	5,819,400	5,000	5,819,400
St. Personal Income Tax Rev., Trans., Ser. A (b)	1,000	1,104,240	—	—	1,000	1,104,240
Svc. Contract Rev., Local Hwy. & Bridge	3,000	3,262,170	—	—	3,000	3,262,170

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
New York St. Urban Dev. Corp.
Rev., Correctional Cap. Facs.,
A.M.B.A.C ., T.C.R.S., C.A.B.S.	Aaa	Zero	1/01/08	—	—	—	—	—	—
Port Auth. New York & New Jersey
Cons. Rev., One Hundred Thirty Fifth	A1	5.00	3/15/39	—	—	—	—	—	—
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.,
Ser. A-1	A1	5.50	6/01/14	—	—	—	—	—	—
Ser. A-1	A1	5.50	6/01/15	—	—	—	—	—	—
Ser. A-1	A1	5.50	6/01/16	—	—	—	—	—	—
Ser. A-1	A1	5.50	6/01/18	—	—	—	—	—	—
Ser. C-1	A1	5.50	6/01/14	—	—	—	—	—	—
Ser. C-1	A1	5.50	6/01/15	—	—	—	—	—	—
Ser. C-1	A1	5.50	6/01/19	—	—	—	—	—	—
Triborough Bridge & Tunnel
Auth. New York Rev.,
Ser. B	Aa2	5.00	11/15/32	—	—	—	—	—	—
Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	—	—	—	—	—	—
United Nations Dev. Cop. Rev.,
Ser. A	A3	5.25	7/01/17	—	—	—	—	—	—
Ser. A	A3	5.25	7/01/21	—	—	—	—	—	—
Ser. A	A3	5.25	7/01/25	—	—	—	—	—	—
Westchester Tobacco Asset
Securization Corp. Rev.	BBB(d)	5.125	6/01/38	—	—	—	—	—	—
					—		—		—

North Carolina 0.0%, 0.0%, 0.0%, 0.0%, 2.7%, 1.4%
Charlotte Airport Rev., Ser. B, A.M.T.,
M.B.I.A.	Aaa	6.00	7/01/24	—	—	—	—	—	—
Charlotte Storm Wtr. Fee Rev.(b)	Aa2	6.00	6/01/10	—	—	—	—	—	—
North Carolina Eastern Mun. Powr. Agcy.,
Powr. Systems Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	—	—	—	—	—	—
Powr. Systems Rev., Ser. A(b)	Aaa	6.00	1/01/22	—	—	—	—	—	—
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	—	—	—	—
Powr. Systems Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	—	—	—	—	—	—
Powr. Systems Rev., Ser. A(b)	AAA(d)	6.40	1/01/21	—	—	—	—	—	—
North Carolina Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	—	—	—	—	—	—
North Carolina Mun. Powr. Agcy. Rev., Number 1
Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	—	—	—	—	—	—
Piedmont Triad Airport Auth. Rev., Ser. B,
A.M.T., F.S.A.	Aaa	6.00	7/01/21	—	—	—	—	—	—
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	—	—	—	—	—	—
					—		—		—
North Dakota 0.0%, 0.0%, 0.0%, 0.0%, 2.1%, 1.1%
Mercer Cnty. Poll. Control Rev., Antelope Valley
Station, A.M.B.A.C.	Aaa	7.20	6/30/13	—	—	—	—	—	—

Ohio 0.0%, 0.0%, 0.0%, 0.0%, 4.1%, 2.1%
Brecksville Broadview Heights City Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.50	12/01/16	—	—	—	—	—	—
Columbus Citation Hsg. Dev. Corporate, Mtge.
Rev., A.M.T., F.H.A.(b)	NR	7.625	1/01/15	—	—	—	—	—	—
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc.
Proj.	Baa2	7.50	1/01/30	—	—	—	—	—	—
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	—	—	—	—	—	—
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S.,
F.G.I.C.	Aaa	Zero	12/01/19	—	—	—	—	—	—
Lucas Cnty. Health Care Facs. Rev.,
Rfdg., Presbyterian Services, Ser. A	NR	6.625	7/01/14	—	—	—	—	—	—
Rfdg. & Impvt., Sunset Retirement, Ser. A	NR	6.625	8/15/30	—	—	—	—	—	—
Lucas Cnty. Hosp. Rev., Rfdg., Promedica
Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	—	—	—	—	—	—
Newark Wtr. Imprvmt, Ltd. Tax, G.O.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/06	—	—	—	—	—	—
Ohio St. Higher Ed. Facility Cmnty. Rev., Case
Western Reserve Univ., Ser. B	A1	6.50	10/01/20	—	—	—	—	—	—
Richland Cnty. Hosp. Facs. Rev., Medcentral
Health Systems, Ser. B	A-(d)	6.375	11/15/22	—	—	—	—	—	—
					—		—		—

Oklahoma 0.0%, 0.0%, 0.0%, 0.0%, 1.8%, 0.9%
Oklahoma Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	—	—	—	—	—	—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
New York St. Urban Dev. Corp.
Rev., Correctional Cap. Facs.,
A.M.B.A.C ., T.C.R.S., C.A.B.S.	8,000	7,504,800	—	—	8,000	7,504,800
Port Auth. New York & New Jersey
Cons. Rev., One Hundred Thirty Fifth	3,000	3,143,820	—	—	3,000	3,143,820
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.,
Ser. A-1	—	—	3,000	3,166,020	3,000	3,166,020
Ser. A-1	—	—	500	534,315	500	534,315
Ser. A-1	—	—	3,000	3,205,890	3,000	3,205,890
Ser. A-1	—	—	3,000	3,271,050	3,000	3,271,050
Ser. C-1	1,000	1,055,340	—	—	1,000	1,055,340
Ser. C-1	2,000	2,137,260	—	—	2,000	2,137,260
Ser. C-1	—	—	5,000	5,481,300	5,000	5,481,300
Triborough Bridge & Tunnel
Auth. New York Rev.,
Ser. B	3,000	3,119,370	—	—	3,000	3,119,370
Ser. B, M.B.I.A.	5,000	5,802,700	—	—	5,000	5,802,700
United Nations Dev. Cop. Rev.,
Ser. A	—	—	2,000	2,054,600	2,000	2,054,600
Ser. A	—	—	1,370	1,407,401	1,370	1,407,401
Ser. A	—	—	1,000	1,026,400	1,000	1,026,400
Westchester Tobacco Asset
Securization Corp. Rev.	1,000	997,570	—	—	1,000	997,570
		144,873,361		62,982,354		207,855,715

North Carolina 0.0%, 0.0%, 0.0%, 0.0%, 2.7%, 1.4%
Charlotte Airport Rev., Ser. B, A.M.T.,
M.B.I.A.	—	—	1,000	1,075,230	1,000	1,075,230
Charlotte Storm Wtr. Fee Rev.(b)	—	—	500	552,855	500	552,855
North Carolina Eastern Mun. Powr. Agcy.,
Powr. Systems Rev., A.M.B.A.C.	—	—	1,000	1,185,040	1,000	1,185,040
Powr. Systems Rev., Ser. A(b)	—	—	650	800,553	650	800,553
Powr. Systems Rev., Ser. A, E.T.M.	—	—	2,635	3,279,627	2,635	3,279,627
Powr. Systems Rev., Ser. A, E.T.M.	—	—	1,005	1,226,241	1,005	1,226,241
Powr. Systems Rev., Ser. A(b)	—	—	1,000	1,228,250	1,000	1,228,250
North Carolina Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. 6A, A.M.T.	—	—	760	788,112	760	788,112
North Carolina Mun. Powr. Agcy. Rev., Number 1
Catawba Elec., M.B.I.A.	—	—	1,250	1,356,200	1,250	1,356,200
Piedmont Triad Airport Auth. Rev., Ser. B,
A.M.T., F.S.A.	—	—	1,000	1,076,540	1,000	1,076,540
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	—	—	1,000	1,041,500	1,000	1,041,500
		—		13,610,148		13,610,148

North Dakota 0.0%, 0.0%, 0.0%, 0.0%, 2.1%, 1.1%
Mercer Cnty. Poll. Control Rev., Antelope Valley
Station, A.M.B.A.C.	—	—	9,000	10,492,560	9,000	10,492,560

Ohio 0.0%, 0.0%, 0.0%, 0.0%, 4.1%, 2.1%
Brecksville Broadview Heights City Sch. Dist.,
G.O., F.G.I.C.	—	—	1,000	1,041,770	1,000	1,041,770
Columbus Citation Hsg. Dev. Corporate, Mtge.
Rev., A.M.T., F.H.A.(b)	—	—	1,585	1,940,769	1,585	1,940,769
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc.
Proj.	—	—	5,000	5,580,299	5,000	5,580,299
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B,
A.M.B.A.C., C.A.B.S.	—	—	2,000	1,053,660	2,000	1,053,660
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S.,
F.G.I.C.	—	—	1,720	951,470	1,720	951,470
Lucas Cnty. Health Care Facs. Rev.,
Rfdg., Presbyterian Services, Ser. A	—	—	1,750	1,813,158	1,750	1,813,158
Rfdg. & Impvt., Sunset Retirement, Ser. A	—	—	1,000	1,074,160	1,000	1,074,160
Lucas Cnty. Hosp. Rev., Rfdg., Promedica
Healthcare Group, Ser. B, A.M.B.A.C.	—	—	3,935	4,174,051	3,935	4,174,051
Newark Wtr. Imprvmt, Ltd. Tax, G.O.,
A.M.B.A.C., C.A.B.S.	—	—	805	784,795	805	784,795
Ohio St. Higher Ed. Facility Cmnty. Rev., Case
Western Reserve Univ., Ser. B	—	—	750	920,460	750	920,460
Richland Cnty. Hosp. Facs. Rev., Medcentral
Health Systems, Ser. B	—	—	1,000	1,093,100	1,000	1,093,100
		—		20,427,692		20,427,692

Oklahoma 0.0%, 0.0%, 0.0%, 0.0%, 1.8%, 0.9%
Oklahoma Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	—	—	2,995	3,042,770	2,995	3,042,770

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Oklahoma St. Tpke. Auth. Rev., Second Sr., Ser. B, F.G.I.C.					—		—		—
Pennsylvania 0.0%, 89.5%, 0.0%, 0.0%, 2.2%, 12.4%
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A.	Aaa	5.375	12/01/17	—	—	2,000	2,177,520	—	—
M.B.I.A(b)	Aaa	5.50	12/01/10	—	—	2,500	2,715,875	—	—
M.B.I.A(b)	Aaa	5.50	12/01/10	—	—	2,540	2,759,329	—	—
Unrefunded Balance, M.B.I.A.	Aaa	5.50	12/01/30	—	—	460	496,561	—	—
Allentown, G.O., F.G.I.C.	Aaa	5.00	10/01/22	—	—	1,350	1,434,780	—	—
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	—	—	2,000	2,140,860	—	—
Bensalem Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	5.00	8/15/20	—	—	1,375	1,454,998	—	—
Berks Cnty. Mun. Auth. Hosp. Rev.,
Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	—	—	1,250	1,405,975	—	—
Bristol Boro Sch. Dist., G.O., F.S.A.	Aaa	5.25	3/01/31	—	—	1,000	1,083,240	—	—
Bucks Cnty. Wtr. & Swr. Auth. Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	—	—	1,080	1,175,645	—	—
Canon McMillan Sch. Dist.,
Ser. B, F.G.I.C., G.O. (f)	Aaa	5.50	12/01/29	—	—	3,000	3,213,420	—	—
Central Bucks Sch. Dist., G.O.,
M.B.I.A.	Aaa	5.00	5/15/15	—	—	2,000	2,150,340	—	—
M.B.I.A.	Aaa	5.00	5/15/16	—	—	2,000	2,150,340	—	—
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00	3/01/24	—	—	1,000	1,051,230	—	—
Chartiers Valley Sch. Dist. G.O.,
Ser. A, F.S.A.	Aaa	5.00	10/15/22	—	—	2,570	2,738,515	—	—
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp.
Proj.	BBB-(d)	5.60	7/01/10	—	—	—	—	—	—
Delaware Cnty. Auth. Rev., Dunwoody
Vlge. Proj.	A-(d)	6.25	4/01/30	—	—	1,000	1,053,610	—	—
Delaware River Port Auth. PA & NJ Rev.,
F.G.I.C.	Aaa	5.40	1/01/16	—	—	2,750	2,809,400	—	—
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	—	—	1,000	1,072,660	—	—
Easton Area Sch. Dist.,
G.O., F.G.I.C.	Aaa	5.00	3/15/15	—	—	2,360	2,535,112	—	—
Erie Cnty. Indl. Dev. G.O., Ser. B, F.G.I.C.	Aaa	5.00	9/01/23	—	—	2,450	2,618,193	—	—
Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00	9/01/26	—	—	1,000	1,051,720	—	—
Greater Johnstown Sch. Dist., G.O.,
Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	—	—	1,250	1,359,675	—	—
Kennett Cons. Sch. Dist., G.O., Ser. A
F.G.I.C.	Aaa	5.50	2/15/16	—	—	1,035	1,138,811	—	—
Lancaster Cnty. Hosp Auth. Rev.,
Gen. Hosp. Proj.	A(d)	5.50	3/15/26	—	—	1,500	1,579,365	—	—
Lancaster Ind. Dev. Auth. Rev.,
Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	—	—	1,000	1,090,030	—	—
Lebanon Cnty. Hlth. Facs. Auth.
Rev., Good Samaritan
Hosp. Proj.	Baa1	6.00	11/15/35	—	—	1,000	1,078,410	—	—
Lehigh Cnty. Ind. Dev. Auth.
Poll. Ctrl. Rev., Rfdg. Elec.
Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	—	—	1,000	1,021,960	—	—
Monroe Cnty. Hosp. Auth. Rev.,
Pocono Med. Center	BBB+(d)	6.00	1/01/43	—	—	750	802,470	—	—
Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	—	—	2,895	3,121,881	—	—
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa	5.00	5/01/24	—	—	2,000	2,139,820	—	—
Northampton Cnty. Higher Ed. Auth.
Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	—	—	2,195	2,422,139	—	—
Owen J. Roberts Sch. Dist.,
G.O., F.S.A.	Aaa	5.50	8/15/19	—	—	1,520	1,681,971	—	—
Pennridge Sch. Dist.,
G.O., M.B.I.A.	Aaa	5.125	2/15/19	—	—	1,610	1,727,208	—	—
Pennsylvania Econ. Dev. Fin. Rev.,
Auth. Res. Recov. Rev.
Rfdg. Colver Proj., Ser. F,
A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	—	—	500	532,960	—	—
Rfdg. Sub-Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15	—	—	500	497,080	—	—
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
Drexel Univ.(b)	A2	6.00	5/01/09	—	—	2,500	2,684,325	—	—
Philadelphia Univ.	Baa2	6.10	6/01/30	—	—	90	97,107	—	—
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	—	—	2,265	2,347,899	—	—
Thomas Jefferson Univ.	A1	5.50	1/01/17	—	—	1,000	1,080,870	—	—
Trustees Univ., Ser. C	Aa3	5.00	7/15/21	—	—	2,290	2,449,063	—	—
Ursinus Coll., Ser. A(b)	NR	5.90	1/01/07	—	—	1,925	2,001,923	—	—
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50	7/01/17	—	—	4,000	4,404,160	—	—
A.M.B.A.C.	Aaa	5.50	7/01/20	—	—	2,750	3,027,860	—	—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Oklahoma St. Tpke. Auth. Rev., Second Sr., Ser.	—	—	5,900	6,135,528	5,900	6,135,528
B, F.G.I.C.	—	—		9,178,298		9,178,298
Pennsylvania 0.0%, 89.5%, 0.0%, 0.0%, 2.2%, 12.4%
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A.	—	—	—	—	2,000	2,177,520
M.B.I.A(b)	—	—	—	—	2,500	2,715,875
M.B.I.A(b)	—	—	—	—	2,540	2,759,329
Unrefunded Balance, M.B.I.A.	—	—	—	—	460	496,561
Allentown, G.O., F.G.I.C.	—	—	—	—	1,350	1,434,780
Armstrong Cnty., G.O., M.B.I.A.	—	—	—	—	2,000	2,140,860
Bensalem Twnshp. Sch. Dist.,
G.O., F.G.I.C.	—	—	—	—	1,375	1,454,998
Berks Cnty. Mun. Auth. Hosp. Rev.,
Reading Hosp. Med. Ctr. Proj., M.B.I.A.	—	—	—	—	1,250	1,405,975
Bristol Boro Sch. Dist., G.O., F.S.A.	—	—	—	—	1,000	1,083,240
Bucks Cnty. Wtr. & Swr. Auth. Rev.,
Ser. A, A.M.B.A.C.	—	—	—	—	1,080	1,175,645
Canon McMillan Sch. Dist.,
Ser. B, F.G.I.C., G.O. (f)	—	—	—	—	3,000	3,213,420
Central Bucks Sch. Dist., G.O.,
M.B.I.A.	—	—	—	—	2,000	2,150,340
M.B.I.A.	—	—	—	—	2,000	2,150,340
Chambersburg Area Sch. Dist., G.O., F.S.A.	—	—	—	—	1,000	1,051,230
Chartiers Valley Sch. Dist. G.O.,
Ser. A, F.S.A.	—	—	—	—	2,570	2,738,515
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp.
Proj.	—	—	685	700,097	685	700,097
Delaware Cnty. Auth. Rev., Dunwoody
Vlge. Proj.	—	—	—	—	1,000	1,053,610
Delaware River Port Auth. PA & NJ Rev.,
F.G.I.C.	—	—	—	—	2,750	2,809,400
Port Dist. Proj., Ser. B, F.S.A.	—	—	—	—	1,000	1,072,660
Easton Area Sch. Dist.,
G.O., F.G.I.C.	—	—	—	—	2,360	2,535,112
Erie Cnty. Indl. Dev. G.O., Ser. B, F.G.I.C.	—	—	—	—	2,450	2,618,193
Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	—	—	—	—	1,000	1,051,720
Greater Johnstown Sch. Dist., G.O.,
Ser. B, M.B.I.A.	—	—	—	—	1,250	1,359,675
Kennett Cons. Sch. Dist., G.O., Ser. A
F.G.I.C.	—	—	—	—	1,035	1,138,811
Lancaster Cnty. Hosp Auth. Rev.,
Gen. Hosp. Proj.	—	—	—	—	1,500	1,579,365
Lancaster Ind. Dev. Auth. Rev.,
Garden Spot Vlge. Proj., Ser. A	—	—	—	—	1,000	1,090,030
Lebanon Cnty. Hlth. Facs. Auth.
Rev., Good Samaritan
Hosp. Proj.	—	—	—	—	1,000	1,078,410
Lehigh Cnty. Ind. Dev. Auth.
Poll. Ctrl. Rev., Rfdg. Elec.
Util. Corp. Proj., F.G.I.C.	—	—	—	—	1,000	1,021,960
Monroe Cnty. Hosp. Auth. Rev.,
Pocono Med. Center	—	—	1,750	1,872,430	2,500	2,674,900
Montgomery Cnty., G.O.	—	—	—	—	2,895	3,121,881
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	—	—	—	—	2,000	2,139,820
Northampton Cnty. Higher Ed. Auth.
Rev., Moravian Coll., A.M.B.A.C.	—	—	—	—	2,195	2,422,139
Owen J. Roberts Sch. Dist.,
G.O., F.S.A.	—	—	—	—	1,520	1,681,971
Pennridge Sch. Dist.,
G.O., M.B.I.A.	—	—	—	—	1,610	1,727,208
Pennsylvania Econ. Dev. Fin. Rev.,
Auth. Res. Recov. Rev.
Rfdg. Colver Proj., Ser. F,
A.M.B.A.C., A.M.T.	—	—	—	—	500	532,960
Rfdg. Sub-Colver Proj., Ser. G, A.M.T.	—	—	—	—	500	497,080
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
Drexel Univ.(b)	—	—	—	—	2,500	2,684,325
Philadelphia Univ.	—	—	—	—	90	97,107
Temple Univ., 1st Ser., M.B.I.A.	—	—	—	—	2,265	2,347,899
Thomas Jefferson Univ.	—	—	—	—	1,000	1,080,870
Trustees Univ., Ser. C	—	—	—	—	2,290	2,449,063
Ursinus Coll., Ser. A(b)	—	—	—	—	1,925	2,001,923
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	—	—	—	—	4,000	4,404,160
A.M.B.A.C.	—	—	—	—	2,750	3,027,860

					Dryden		Dryden		Dryden
					Florida		Pennsylvania		New Jersey
					Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Pennsylvania St. Tpke. Comn. Rev.,
Ser. A, F.S.A.	Aaa	5.25		7/15/21	—	—	2,045	2,328,846	—	—
Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.25		12/01/18	—	—	1,065	1,120,689	—	—
Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25		12/01/18	—	—	1,435	1,512,748	—	—
Philadelphia Ind. Dev. Auth. Lease
Rev., Ser. B, F.S.A.	Aaa	5.50		10/01/18	—	—	2,000	2,184,900	—	—
Philadelphia Hosps. & Higher Ed. Facs.
Auth. Hosp. Rev., Grad. Hlth. Sys.
(cost $1,820,479; purchased 8/27/96-7/2/98)
(c)(h)(j)	Ca	Zero		7/01/18	—	—	1,803	18	—	—
Philadelphia Parking Auth. Rev., Arpt.,
F.S.A.	Aaa	5.625		9/01/19	—	—	2,500	2,672,725	—	—
Philadelphia Wtr. & Wste. Water Rev., Ser. A,
F.S.A.	Aaa	5.00		7/01/12	—	—	—	—	—	—
Philadelphia Wtr. & Wste. Water Rev., Ser. A,
F.S.A.	Aaa	5.25		7/01/19	—	—	2,000	2,194,800	—	—
Philadelphia, G.O., F.G.I.C.	Aaa	5.125		5/15/14	—	—	1,800	1,896,588	—	—
Pittsburgh Urban Redev. Auth., Mtge.
Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A.,
Ser. A, A.M.T.	Aa1	6.25		10/01/28	—	—	820	821,296	—	—
Pittsburgh Wtr. & Swr. Auth., Wtr. &
Swr. Sys. Rev.,
Ser. A, F.G.I.C.	Aaa	6.50		9/01/13	—	—	4,000	4,619,960	—	—
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00		9/01/11	—	—	—	—	—	—
Schuylkill Cnty. Ind. Dev. Auth. Rev.,
Pine Grove Landfill, Inc., A.M.T.	BBB(d)	5.10		4/01/09	—	—	1,000	1,021,710	—	—
Springfield Sch. Dist., Delaware Cnty.,
G.O., F.S.A.(b)	Aaa	5.50		3/15/12	—	—	2,450	2,698,381	—	—
Union Cnty. Higher Ed. Facs. Fin. Auth.
Univ. Rev., Bucknell Univ., Ser. A	Aa2	5.25		4/01/20	—	—	1,080	1,170,925	—	—
Unity Twnshp. Mun. Auth., Gtd. Swr.
Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero		11/01/12	—	—	1,035	804,350	—	—
Upper Darby Sch. Dist., G.O., F.G.I.C.	Aaa	5.00		5/01/20	—	—	1,265	1,358,268	—	—
Washington Cnty. Hosp. Auth. Rev.,
Monongahela Valley Hosp.	A3	6.25		6/01/22	—	—	2,400	2,647,608	—	—
Westmoreland Cnty. Industrial Dev. Agy. Rev.,
Gtd., Wst. Mgmt. Valley Landfill Proj., A.M.T.	BBB(d)	5.10		5/01/09	—	—	1,000	1,028,320	—	—
York County,
G.O., M.B.I.A.	Aaa	5.00		6/01/26	—	—	1,000	1,062,620	—	—
G.O., M.B.I.A.	Aaa	5.00		6/01/29	—	—	1,190	1,261,590	—	—
						—		109,982,652		—

Puerto Rico 7.4%, 6.4%, 2.3%, 7.9%, 1.5%, 3.6%
Puerto Rico Comwlth., G.O., R.I.T.E.S.,
PA 625, A.M.B.A.C., T.C.R.S.(h)	NR	11.375	(i)	7/01/10	—	—	2,015	2,578,313	—	—
PA642A, M.B.I.A. (h)	NR	8.892	(i)	7/01/10	—	—	1,500	1,775,850	—	—
PA642B, M.B.I.A.(h)	NR	8.892	(i)	7/01/12	1,500	1,864,440	—	—	—	—
Puerto Rico Comnwlth., Pub. Impvt., G.O.
Rfdg., M.B.I.A.	Baa2	7.00		7/01/10	—	—	720	820,642	—	—
Puerto Rico Comwlth., Hwy. & Trans. Auth. Rev.,
Ser. G, F.G.I.C.	Aaa	5.25		7/01/18	—	—	—	—	—	—
Ser. I, F.G.I.C.	Aaa	5.00		7/01/25	—	—	2,000	2,125,980	—	—
F.G.I.C.	Aaa	5.00		7/01/26	—	—	—	—	—	—
Trans. Rev., Ser. J(b)	Baa2	5.50		7/01/14	—	—	—	—	1,320	1,476,064
Ser. K	Baa2	5.00		7/01/14	—	—	—	—	—	—
Puerto Rico Elec. Pwr. Auth.
Pwr. Rev., Ser. RR, X.L.C.A.	Aaa	5.00		7/01/25	1,000	1,065,210	—	—	—	—
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.00		8/01/12	—	—	—	—	—	—
Puerto Rico Mun. Fin. Agcy., G.O.	Baa2	5.25		8/01/25	500	536,875	500	536,875	—	—
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp. Rev.,
Ser. A, M.B.I.A.(b)	Aaa	5.50		8/01/14	—	—	—	—	1,500	1,638,270
Ser. E(b)	Aaa	5.70		2/01/10	500	539,940	—	—	—	—
						4,006,465		7,837,660		3,114,334

South Carolina 0.0%, 0.0%, 0.0%, 0.0%, 4.0%, 2.0%
Charleston Ed.Excellence Financing Corporation
Rev., Charleston Cnty. Sch. Dist.	A1	5.25		12/01/25	—	—	—	—	—	—
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375		1/01/10	—	—	—	—	—	—
Dorchester Cnty. School Dist. Growth Rev.	A3	5.00		12/01/30	—	—	—	—	—	—
South Carolina Jobs Econ. Dev. Auth. Hosp.
Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (b)	Baa1	6.875		8/01/13	—	—	—	—	—	—
Ser. C	Baa1	6.875		8/01/27	—	—	—	—	—	—
South Carolina State Public Service Auth. Rev.,
Santee Cooper, M.B.I.A.	Aaa	5.00		1/01/30	—	—	—	—	—	—
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375		5/15/28	—	—	—	—	—	—
						—		—		—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Pennsylvania St. Tpke. Comn. Rev.,
Ser. A, F.S.A.	—	—	—	—	2,045	2,328,846
Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C.	—	—	—	—	1,065	1,120,689
Ser. A, A.M.B.A.C., E.T.M.(b)	—	—	—	—	1,435	1,512,748
Philadelphia Ind. Dev. Auth. Lease
Rev., Ser. B, F.S.A.	—	—	—	—	2,000	2,184,900
Philadelphia Hosps. & Higher Ed. Facs.
Auth. Hosp. Rev., Grad. Hlth. Sys.
(cost $1,820,479; purchased 8/27/96-7/2/98)
(c)(h)(j)	—	—	—	—	1,803	18
Philadelphia Parking Auth. Rev., Arpt.,
F.S.A.	—	—	—	—	2,500	2,672,725
Philadelphia Wtr. & Wste. Water Rev., Ser. A,
F.S.A.	—	—	4,645	4,980,602	4,645	4,980,602
Philadelphia Wtr. & Wste. Water Rev., Ser. A,
F.S.A.	—	—	—	—	2,000	2,194,800
Philadelphia, G.O., F.G.I.C.	—	—	—	—	1,800	1,896,588
Pittsburgh Urban Redev. Auth., Mtge.
Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A.,
Ser. A, A.M.T.	—	—	—	—	820	821,296
Pittsburgh Wtr. & Swr. Auth., Wtr. &
Swr. Sys. Rev.,
Ser. A, F.G.I.C.	—	—	—	—	4,000	4,619,960
Pittsburgh, G.O., Ser. A, M.B.I.A.	—	—	1,500	1,598,130	1,500	1,598,130
Schuylkill Cnty. Ind. Dev. Auth. Rev.,
Pine Grove Landfill, Inc., A.M.T.	—	—	—	—	1,000	1,021,710
Springfield Sch. Dist., Delaware Cnty.,
G.O., F.S.A.(b)	—	—	—	—	2,450	2,698,381
Union Cnty. Higher Ed. Facs. Fin. Auth.
Univ. Rev., Bucknell Univ., Ser. A	—	—	—	—	1,080	1,170,925
Unity Twnshp. Mun. Auth., Gtd. Swr.
Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	—	—	—	—	1,035	804,350
Upper Darby Sch. Dist., G.O., F.G.I.C.	—	—	—	—	1,265	1,358,268
Washington Cnty. Hosp. Auth. Rev.,
Monongahela Valley Hosp.	—	—	—	—	2,400	2,647,608
Westmoreland Cnty. Industrial Dev. Agy. Rev.,
Gtd., Wst. Mgmt. Valley Landfill Proj., A.M.T.	—	—	2,000	2,056,640	3,000	3,084,960
York County,
G.O., M.B.I.A.	—	—	—	—	1,000	1,062,620
G.O., M.B.I.A.	—	—	—	—	1,190	1,261,590
		—		11,207,899		121,190,551

Puerto Rico 7.4%, 6.4%, 2.3%, 7.9%, 1.5%, 3.6%
Puerto Rico Comwlth., G.O., R.I.T.E.S.,
PA 625, A.M.B.A.C., T.C.R.S.(h)	3,250	4,158,570	500	639,780	5,765	7,376,663
PA642A, M.B.I.A. (h)	—	—	—	—	1,500	1,775,850
PA642B, M.B.I.A.(h)	—	—	1,000	1,242,960	2,500	3,107,400
Puerto Rico Comnwlth., Pub. Impvt., G.O.
Rfdg., M.B.I.A.	1,250	1,424,725	—	—	1,970	2,245,367
Puerto Rico Comwlth., Hwy. & Trans. Auth. Rev.,
Ser. G, F.G.I.C.	—	—	2,250	2,452,680	2,250	2,452,680
Ser. I, F.G.I.C.	—	—	—	—	2,000	2,125,980
F.G.I.C.	4,000	4,251,960	—	—	4,000	4,251,960
Trans. Rev., Ser. J(b)	—	—	—	—	1,320	1,476,064
Ser. K	—	—	2,000	2,124,520	2,000	2,124,520
Puerto Rico Elec. Pwr. Auth.
Pwr. Rev., Ser. RR, X.L.C.A.	1,000	1,065,210	—	—	2,000	2,130,420
Puerto Rico Mun. Fin. Agcy., G.O.	—	—	1,000	1,057,010	1,000	1,057,010
Puerto Rico Mun. Fin. Agcy., G.O.	—	—	—	—	1,000	1,073,750
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp. Rev.,
Ser. A, M.B.I.A.(b)	—	—	—	—	1,500	1,638,270
Ser. E(b)	2,000	2,159,760	—	—	2,500	2,699,700
		13,060,225		7,516,950		35,535,634

South Carolina 0.0%, 0.0%, 0.0%, 0.0%, 4.0%, 2.0%
Charleston Ed.Excellence Financing Corporation
Rev., Charleston Cnty. Sch. Dist.	—	—	5,000	5,354,400	5,000	5,354,400
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	—	—	4,400	5,044,072	4,400	5,044,072
Dorchester Cnty. School Dist. Growth Rev.	—	—	1,000	1,037,880	1,000	1,037,880
South Carolina Jobs Econ. Dev. Auth. Hosp.
Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (b)	—	—	2,655	3,159,291	2,655	3,159,291
Ser. C	—	—	345	399,755	345	399,755
South Carolina State Public Service Auth. Rev.,
Santee Cooper, M.B.I.A.	—	—	2,500	2,651,450	2,500	2,651,450
Tobacco Settlement Rev., Mgt. Auth., Ser. B	—	—	2,000	2,154,420	2,000	2,154,420
		—		19,801,268		19,801,268

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
South Dakota 0.0%, 0.0%, 0.0%, 0.0%, 0.2%, 0.1%
Edl. Enhancement Fin. Fdg. Corporation Rev., Tobacco, Ser. B	Baa3	6.50	6/01/32	—	—	—	—	—	—

Tennessee 0.0%, 0.0%, 0.0%, 0.0%, 2.2%, 1.1%
Bristol Health & Edl. Facility Rev., Bristol Mem. Hosp., F.G.I.C.(f)	Aaa	6.75	9/01/10	—	—	—	—	—	—
Shelby Cnty. Health Edl. & Hsg. Facility Brd. Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	—	—	—	—
Hosp. Rev., Methodist Health Care(b)	A3	6.50	9/01/12	—	—	—	—	—	—
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00	7/01/34	—	—	—	—	—	—
					—		—		—

Texas 2.0%, 0.0%, 0.0%, 0.0%, 6.7%, 3.6%
Alvin TX Indpt. Sch. Dist., G.O., Schoolhouse, Ser. A, P.S.F.G.	Aaa	5.00	2/15/22	1,010	1,068,398	—	—	—	—
Brazos River Auth. Poll. Control Rev., TXUEnergy Co. LLC Proj.	Baa2	5.40	5/01/29	—	—	—	—	—	—
Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	—	—	—	—	—	—
Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/14	—	—	—	—	—	—
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	—	—	—	—	—	—
Cash Supply Utility Dist. Rev., Rfdg. & Impvt., M.B.I.A.	Aaa	5.25	9/01/22	—	—	—	—	—	—
Frisco Independent School District, G.O., P.S.F.G.	Aaa	5.25	8/15/23	—	—	—	—	—	—
G.O., P.S.F.G.	Aaa	5.25	8/15/24	—	—	—	—	—	—
Houston Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	—	—	—	—	—	—
Lower Colorado River Auth. Transmission Contract Rev., LCRA Trans. Services Corporate Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	—	—	—	—	—	—
Matagorda Cnty. Nav. Dist. Number 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	—	—	—	—	—	—

Sabine River Auth. Poll. Control Rev., TXU Energy Company LLC Proj., Ser. B	Baa2	6.15	8/01/22	—	—	—	—	—	—
Southwest Texas Indpt. Sch. Dist., Rfdg., G.O., P.S.F.	AAA(d)	5.25	2/01/22	—	—	—	—	—	—
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	—	—	—	—	—	—
					1,068,398		—		—

U.S. Virgin Islands 2.0%, 0.9%, 0.6%, 0.7%, 0.3%, 0.6%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	—	—	—	—	—	—

U.S. Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25	10/01/18	1,000	1,103,090	—	—	—	—
Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	—	—	1,000	1,072,820	—	—
Gross Rcpts. Taxes Ser. A	BBB(d)	6.50	10/01/24	—	—	—	—	750	832,725
					1,103,090		1,072,820		832,725

Utah 1.3%, 0.0%, 0.0%, 0.0%, 0.0%, 0.1%
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	675	706,394	—	—	—	—

Virginia 0.0%, 0.0%, 0.0%, 0.0%, 2.4%, 1.2%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste. Disposal Rev., Wste. Mgmt. Services, Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	—	—	—	—
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Health Systems, Inc., Ser. A	A3	5.60	11/15/30	—	—	—	—	—	—
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa	5.25	7/15/17	—	—	—	—	—	—
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T.	BBB(d)	5.125	5/01/14	—	—	—	—	—	—
Tobacco Settlement Financing Corporation Rev., Asset Bkd.	Baa3	5.625	6/01/37	—	—	—	—	—	—
					—		—		—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
South Dakota 0.0%, 0.0%, 0.0%, 0.0%, 0.2%, 0.1%
Edl. Enhancement Fin. Fdg. Corporation Rev.,
Tobacco, Ser. B	—	—	1,000	1,089,810	1,000	1,089,810

Tennessee 0.0%, 0.0%, 0.0%, 0.0%, 2.2%, 1.1%
Bristol Health & Edl. Facility Rev., Bristol Mem.
Hosp., F.G.I.C.(f)	—	—	5,000	5,540,450	5,000	5,540,450
Shelby Cnty. Health Edl. & Hsg. Facility Brd.
Hosp. Rev., Methodist Health Care(b)	—	—	940	1,093,540	940	1,093,540
Hosp. Rev., Methodist Health Care(b)	—	—	560	651,470	560	651,470
Tennessee Hsg. Dev. Agcy. Rev., Homeownership
Program, A.M.T.	—	—	3,595	3,646,373	3,595	3,646,373
		—		10,931,833		10,931,833

Texas 2.0%, 0.0%, 0.0%, 0.0%, 6.7%, 3.6%
Alvin TX Indpt. Sch. Dist., G.O.,
Schoolhouse, Ser. A,
P.S.F.G.	—	—	—	—	1,010	1,068,398
Brazos River Auth. Poll. Control Rev., TXU
Energy Co. LLC Proj.	—	—	1,500	1,508,865	1,500	1,508,865
Energy Co. LLC Proj., Ser. C, A.M.T.	—	—	1,255	1,391,230	1,255	1,391,230
Energy Co. LLC Proj., Ser. D	—	—	1,000	1,069,010	1,000	1,069,010
Brazos River Auth. Rev., Houston Inds., Inc. Proj.
B, A.M.B.A.C.	—	—	3,500	3,683,400	3,500	3,683,400
Cash Supply Utility Dist. Rev., Rfdg. & Impvt.,
M.B.I.A.	—	—	1,765	1,923,179	1,765	1,923,179
Frisco Independent School District,
G.O., P.S.F.G.	—	—	2,360	2,595,339	2,360	2,595,339
G.O., P.S.F.G.	—	—	2,480	2,720,659	2,480	2,720,659
Houston Utility Systems Rev., Ser. A, F.S.A.	—	—	9,000	9,773,911	9,000	9,773,911
Lower Colorado River Auth. Transmission
Contract Rev., LCRA Trans. Services Corporate
Proj., Ser. C, A.M.B.A.C.	—	—	2,250	2,416,568	2,250	2,416,568
Matagorda Cnty. Nav. Dist. Number 1, Rev.,
Rfdg., Centerpoint Energy Proj.	—	—	2,000	2,099,780	2,000	2,099,780
Sabine River Auth. Poll. Control Rev., TXU
Energy Company LLC Proj., Ser. B	—	—	1,000	1,093,560	1,000	1,093,560
Southwest Texas Indpt. Sch. Dist., Rfdg., G.O.,
P.S.F.	—	—	1,000	1,092,110	1,000	1,092,110
Texas St. Pub. Fin. Auth. Rev., Southern Univ.
Fin. Systems, M.B.I.A.	—	—	2,240	2,438,710	2,240	2,438,710
		—		33,806,321		34,874,719

U.S. Virgin Islands 2.0%, 0.9%, 0.6%, 0.7%, 0.3%, 0.6%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien
Matching Fund Loan Note A	—	—	1,500	1,614,795	1,500	1,614,795
U.S. Virgin Islands Pub. Fin. Auth. Rev.,
Gross Rcpts. Taxes Ln. Nts., F.S.A.	—	—	—	—	1,000	1,103,090
Gross Rcpts. Taxes Ln. Nts., F.S.A.	—	—	—	—	1,000	1,072,820
Gross Rcpts. Taxes Ser. A	1,000	1,110,300	—	—	1,750	1,943,025
		1,103,090		1,614,795		5,733,730

Utah 1.3%, 0.0%, 0.0%, 0.0%, 0.0%, 0.1%
Utah St. Hsg. Fin. Agcy., Sngl. Fam.
Mtge. Rev., Ser. F, Class II, A.M.T.	—	—	—	—	675	706,394

Virginia 0.0%, 0.0%, 0.0%, 0.0%, 2.4%, 1.2%
Gloucester Cnty. Ind. Dev., Auth. Sld. Wste.
Disposal Rev., Wste. Mgmt. Services, Ser. A,
A.M.T.	—	—	2,300	2,389,286	2,300	2,389,286
Henrico Cnty. Econ. Dev. Auth. Rev., Bon
Secours Health Systems, Inc., Ser. A	—	—	850	894,948	850	894,948
Richmond Met. Auth. Expy. Rev., Rfdg.,
F.G.I.C.	—	—	5,775	6,360,412	5,775	6,360,412
Sussex Cnty. Ind. Dev. Auth. Sld. Wste. Disp.
Rev., Atlantic Wste., Ser. A, A.M.T.	—	—	1,400	1,454,348	1,400	1,454,348
Tobacco Settlement Financing Corporation Rev.,
Asset Bkd.	—	—	1,000	1,025,650	1,000	1,025,650
		—		12,124,644		12,124,644

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Washington 0.0%, 0.0%, 0.0%, 0.0%, 3.6%, 1.9%
Cowlitz Cnty. Sch. Dist. Number 122, Longview,
G.O., F.S.A.	Aaa	5.50	12/01/19	—	—	—	—	—	—
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	—	—	—	—	—	—
Proj. Number 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	—	—	—	—	—	—
Proj. Number 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	—	—	—	—	—	—
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	—	—	—	—	—	—
					—		—		—

West Virginia 0.0%, 0.0%, 0.0%, 0.0%, 0.5%, 0.2%
West Virginia St. Hosp. Fin. Auth., Oak Hill
Hosp. Rev., Ser. B(b)(h)	A2	6.75	9/01/10	—	—	—	—	—	—

Wisconsin 0.0%, 0.0%, 0.0%, 0.0%, 1.0%, 0.5%
Badger Tobacco Asset Securitization Corporation,
Rev., Asset Bkd.	Baa3	6.125	6/01/27	—	—	—	—	—	—
Wisconsin St. Health & Ed.Facs. Auth. Rev.,
Marshfield Clinic, Ser.B	BBB+(d)	6.00	2/15/25	—	—	—	—	—	—
					—		—		—
Total long-term investments
(cost $49,717,611, $115,622,882, $127,036,276, $151,761,847, $471,397,699, $915,536,315)					51,779,747		118,893,132		134,074,547

SHORT-TERM INVESTMENTS 5.1%, 4.0%, 0.4%, 2.9%, 0.6%, 1.7%

Alabama 0.0%, 0.0%, 0.0%, 0.0%, 0.6%, 0.3%
Mcintosh Ind. Dev. Brd. Environ. Impvt. Rev.,
A.M.T., F.R.D.D.(e)	P-2	3.28	3/01/06	—	—	—	—	—	—

Florida 5.1%, 0.0%, 0.0%, 0.0%, 0.0%, 0.3%
Florence Cnty. SC Frn. Sld. Wste. Rev.
Roche Carolina, Inc., Series 1997 A.M.T.,
F.R.D.D.(e)	A-1(d)	3.05	3/01/06	200	200,000	—	—	—	—
Florida Higher Edl. Facs. Fing, St. Thomas Univ.
F.R.D.D.(e)	A-1(d)	2.96	3/01/06	100	100,000	—	—	—	—
Municipal Secs. Trust Ctfs., F.R.D.D.,
144A, G.O.(e)	A-1(d)	3.05	3/01/06	2,200	2,200,000	—	—	—	—
Port Bellingham Wash. Indl.
Dev. Corp. Rev., F.R.D.D.(e)	VMIG1	3.04	3/01/06	250	250,000	—	—	—	—
					2,750,000		—		—

New Jersey 0.0%, 0.0%, 0.4%, 0.0%, 0.0%, 0.1%
Port Auth. of New York & New Jersey,				—	—	—	—
Versatile Structure Spl. Oblig. Rev., Ser. 6, A.M.T.,				—	—	—	—
F.R.D.D. (e)	VMIGI	2.99	3/01/06	—	—	—	—	500	500,000
					—		—		500,000

New York 0.0%, 0.0%, 0.0%, 2.9%, 0.0%, 0.5%
New York City Hsg. Dev. Corp.
Mtg. Rev. E17 St. Proj., F.R.D.D. (e)	A+1(d)	2.99	3/01/06	—	—	—	—	—	—
New York City Mun Fin. Auth.,
Wtr. & Swr. Sys Rev., F.R.D.D.(e)	VMIG1	2.94	3/01/06	—	—	—	—	—	—
New York St. Local Govt.
Assistance Corp. Rev., A.M.B.A.C., F.R.D.D., (e)	A+1(d)	3.02	3/01/06	—	—	—	—	—	—
Port Auth. New York & New Jersey, Versatile
Structure Oblig. Rev., Ser. 6, A.M.T., F.R.D.D. (e)	VMIG1	2.99	3/01/06	—	—	—	—	—	—
					—		—		—

Pennsylvania 0.0%, 4.0%, 0.0%, 0.0%, 0.0%, 0.5%
Delaware River Port Auth. PA & NJ Rev.,
F.S.A., Mun. Secs. Tr. Rcpts. Ser. SGA 89,
F.R.D.D.(e)	A-1(d)	3.05	3/01/06	—	—	100	100,000	—	—
Penn St. G.O., Municipal Secs. Trust
Ctfs., 144A, F.R.D.D.(e)	NR	3.02	3/01/06	—	—	1,100	1,100,000	—	—
Philadelphia Hosps. & Higher Ed. Var., Children’s Hosp.,
Ser. H, M.B.I.A., F.R.D.D.(e)	VMIG1	2.99	3/01/06	—	—	1,800	1,800,000	—	—
Ser. A, F.R.D.D.(e)	VMIG1	2.99	3/01/06	—	—	1,300	1,300,000	—	—

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
Description (a)	Principal Amount (000)	Value	Principal Amount (000)	Value	Principal Amount (000)	Value
Washington 0.0%, 0.0%, 0.0%, 0.0%, 3.6%, 1.9%
Cowlitz Cnty. Sch. Dist. Number 122, Longview, G.O., F.S.A.	—	—	3,500	3,803,030	3,500	3,803,030
Energy Northwest Elec. Rev., Columbia Generating, Ser. B, A.M.B.A.C.	—	—	4,000	4,496,360	4,000	4,496,360
Proj. Number 1, Ser. B, M.B.I.A.	—	—	3,000	3,381,270	3,000	3,381,270
Proj. Number 3, Ser. A, F.S.A.	—	—	4,010	4,371,381	4,010	4,371,381
Tobacco Settlement Auth. Rev., Asset Bkd.	—	—	1,945	2,124,290	1,945	2,124,290
		—		18,176,331		18,176,331

West Virginia 0.0%, 0.0%, 0.0%, 0.0%, 0.5%, 0.2%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B(b)(h)	—	—	2,000	2,277,320	2,000	2,277,320

Wisconsin 0.0%, 0.0%, 0.0%, 0.0%, 1.0%, 0.5%
Badger Tobacco Asset Securitization Corporation, Rev., Asset Bkd.			2,905	3,089,729		3,089,729
Wisconsin St. Health & Ed.Facs. Auth. Rev., Marshfield Clinic, Ser.B	—	—	2,000	2,126,340	2,000	2,126,340
		—		5,216,069		5,216,069
Total long-term investments (cost $49,717,611, $115,622,882, $127,036,276, $151,761,847, $471,397,699, $915,536,315)		159,043,886		495,389,869		959,181,181

SHORT-TERM INVESTMENTS 5.1%, 4.0%, 0.4%, 2.9%, 0.6%, 1.7%

Alabama 0.0%, 0.0%, 0.0%, 0.0%, 0.6%, 0.3%
Mcintosh Ind. Dev. Brd. Environ. Impvt. Rev., A.M.T., F.R.D.D.(e)	—	—	2,850	2,850,000	2,850	2,850,000

Florida 5.1%, 0.0%, 0.0%, 0.0%, 0.0%, 0.3%
Florence Cnty. SC Frn. Sld. Wste. Rev. Roche Carolina, Inc., Series 1997 A.M.T., F.R.D.D.(e)	—	—	—	—	200	200,000
Florida Higher Edl. Facs. Fing, St. Thomas Univ. Roche Carolina, Inc., Series 1997 A.M.T., F.R.D.D.(e)	—	—	—	—	100	100,000
Municipal Secs. Trust Ctfs., F.R.D.D., 144A, G.O.(e)	—	—	—	—	2,200	2,200,000
Port Bellingham Wash. Indl. Dev. Corp. Rev., F.R.D.D.(e)	—	—	—	—	250	250,000
		—		—		2,750,000

New Jersey 0.0%, 0.0%, 0.4%, 0.0%, 0.0%, 0.1%
Port Auth. of New York & New Jersey,	—	—	—	—	—	—
Versatile Structure Spl. Oblig. Rev., Ser. 6, A.M.T.,	—	—	—	—	—	—
F.R.D.D. (e)	—	—	—	—	500	500,000
		—		—		500,000

New York 0.0%, 0.0%, 0.0%, 2.9%, 0.0%, 0.5%
New York City Hsg. Dev. Corp. Mtg. Rev. E17 St. Proj., F.R.D.D. (e)	1,150	1,150,000	—	—	1,150	1,150,000
New York City Mun Fin. Auth., Wtr. & Swr. Sys Rev., F.R.D.D.(e)	700	700,000	—	—	700	700,000
New York St. Local Govt. Assistance Corp. Rev., A.M.B.A.C., F.R.D.D., (e)	2,200	2,200,000	—	—	2,200	2,200,000
Port Auth. New York & New Jersey, Versatile Structure Oblig. Rev., Ser. 6, A.M.T., F.R.D.D. (e)	700	700,000	—	—	700	700,000
		4,750,000		—		4,750,000

Pennsylvania 0.0%, 4.0%, 0.0%, 0.0%, 0.0%, 0.5%
Delaware River Port Auth. PA & NJ Rev., F.S.A., Mun. Secs. Tr. Rcpts. Ser. SGA 89, F.R.D.D.(e)	—	—	—	—	100	100,000
Penn St. G.O., Municipal Secs. Trust tfs., 144A, F.R.D.D.(e)	—	—	—	—	1,100	1,100,000
Philadelphia Hosps. & Higher Ed. Var., Children’s Hosp., Ser. H, M.B.I.A., F.R.D.D.(e)	—	—	—	—	1,800	1,800,000
Ser. A, F.R.D.D.(e)	—	—	—	—	1,300	1,300,000

				Dryden		Dryden		Dryden
				Florida		Pennsylvania		New Jersey
				Fund		Fund		Fund
				Principal		Principal		Principal
	Moody's	Interest	Maturity	Amount		Amount		Amount
Description (a)	Rating	Rate	Date	(000)	Value	(000)	Value	(000)	Value
South Fork Municipal Auth. Rev., M.B.I.A., F.R.D.D.(e)	A-1(d)	2.94	3/01/06	—	—	650	650,000	—	—
					—		4,950,000		—

Total short-term investments (cost $2,750,000, $4,950,000, $500,000, $4,750,000, $2,850,000, $15,800,000)					2,750,000		4,950,000		500,000

Total Investments(g) 100.2%, 100.8%, 99.5%, 99.2%, 99.4%, 99.7% (cost $52,467,611, $120,572,882, $127,536,276, $156,511,847, $474,247,699, $931,336,315)					54,529,747		123,843,132		134,574,547

Other assets (Liabilities) in excess of liabilities (other assets) (k) -0.2%, -0.8%, 0.5%, 0.8%, 0.6%, 0.3%					(82,454)		(982,111)		741,490

Net Assets 100%					$54,447,293		$122,861,021		$135,316,037

					Pro Forma
	Dryden		Dryden		Dryden National
	New York		National		Fund After All
	Fund		Fund		Reorganizations
	Principal		Principal		Principal
	Amount		Amount		Amount
Description (a)	(000)	Value	(000)	Value	(000)	Value
South Fork Municipal Auth. Rev., M.B.I.A., F.R.D.D.(e)	—	—	—	—	650	650,000
		—		—		4,950,000

Total short-term investments (cost $2,750,000, $4,950,000, $500,000, $4,750,000, $2,850,000, $15,800,000)		4,750,000		2,850,000		15,800,000

Total Investments(g) 100.2%, 100.8%, 99.5%, 99.2%, 99.4%, 99.7% (cost $52,467,611, $120,572,882, $127,536,276, $156,511,847, $474,247,699, $931,336,315)		163,793,886		498,239,869		974,981,181

Other assets (Liabilities) in excess of liabilities (other assets) (k) -0.2%, -0.8%, 0.5%, 0.8%, 0.6%, 0.3%		1,394,162		2,876,118		2,945,205	*

Net Assets 100%		$165,188,048		$501,115,987		$977,926,386	*

*       Amounts reflect the adjustments to the Pro Forma Statement of Assets and Liabilities for the Reorganization relating to reorganization expenses attributable to Dryden Florida Fund, Dryden Pennsylvania Fund, Dryden New Jersey Fund, and Dryden New York Fund.

(a)             The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Corporation

M.B.I.A.—Municipal Bond Insurance Corporation

NR—Not Rated by Moody’s or Standard & Poor’s. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

T.C.R.S.—Transferable Custodial Receipts

P.S.F.G.—Permanent School Fund Guaranty

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

X.L.C.A.—X.L. Capital Assurance

144A            Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)            All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)             Represents issuer in default of interest payments; non-income producing security.

(d)            Standard & Poor’s rating.

(e)             For the purposes of amortized cost valuation, the maturity date of the Floating Rate Demand notes is considered to be the latter of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at February 28, 2006.

(f)               All or portion of security segregated as collateral for financial futures contracts and interest rate swap agreements.

(g)            As of February 28, 2006, one security representing $242,610 and 0.05% and 0.02% of the total market value of Dryden National Fund and Pro Forma Dryden National Fund, respectively, was fair valued in accordance with the policies adopted by the Board of Directors.

(h)            Indicates a security that has been deemed illiquid.

(i)                Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2006.

(j)                Indicates a security that is restricted as to resale. The aggregate cost of such securities is $1,820,479, $1,660,847 and $3,481,326 for Dryden Pennsylvania Fund, Dryden National Fund and Pro Forma Dryden National Fund, respectively. The aggregate value of $18, $1,444,199 and $1,444,217 is approximately 0.0%, 0.29% and 0.15% of net assets for Dryden Pennsylvania Fund, Dryden National Fund and Pro Forma Dryden National Fund, respectively.

(k)             Other assets (Liabilities) in excess of liabilities (other assets) include net unrealized appreciation (depreciation) on financial futures and interest rate swaps as follows:

Open futures contracts outstanding at February 28, 2006:

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
Long Position:
United States Treasury 2 Year Notes	June 2006
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		—	—	—	—
Dryden New Jersey Fund		—	—	—	—
Dryden New York Fund		3	$612,381	$613,125	$744
Dryden National Fund		7	1,428,888	1,430,625	1,737
Pro Forma Dryden National Fund After All 4 Reorganizations		10	2,041,269	2,043,750	2,481

United States Treasury 5 Year Notes	June 2006
Dryden Florida Fund		10	1,051,248	1,051,875	627
Dryden Pennsylvania Fund		—	—	—	—
Dryden New Jersey Fund		—	—	—	—
Dryden New York Fund		—	—	—	—
Dryden National Fund		48	5,045,921	5,049,000	3,079
Pro Forma Dryden National Fund After All 4 Reorganizations		58	6,097,169	6,100,875	3,706

United States Treasury 10 Year Notes	June 2006
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		—	—	—	—
Dryden New Jersey Fund		44	4,751,083	4,747,875	(3,208)
Dryden New York Fund		—	—	—	—
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After All 4 Reorganizations		44	4,751,083	4,747,875	(3,208)

United States Treasury 30 Year Bonds	March 2006
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		3	334,251	339,281	5,030
Dryden New Jersey Fund		—	—	—	—
Dryden New York Fund		—	—	—	—
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After All 4 Reorganizations		3	334,251	339,281	5,030

United States Treasury 30 Year Bonds	June 2006
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		13	1,463,892	1,470,219	6,327
Dryden New Jersey Fund		1	112,792	113,093	301
Dryden New York Fund		—	—	—	—

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After All 4 Reorganizations		14	1,576,684	1,583,312	6,628
					14,637

Short Positions:
United States Treasury 2 Year Notes	June 2006
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		2	408,323	408,750	(427)
Dryden New Jersey Fund		8	1,633,292	1,635,000	(1,708)
Dryden New York Fund		—	—	—	—
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After All 4 Reorganizations		10	2,041,615	2,043,750	(2,135)

United States Treasury 5 Year Notes	June 2006
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		12	1,262,995	1,262,250	745
Dryden New Jersey Fund		57	5,999,278	5,995,688	3,590
Dryden New York Fund		13	1,368,369	1,367,438	931
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After All 4 Reorganizations		82	8,630,642	8,625,376	5,266

United States Treasury 10 Year Notes	March 2006
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		43	4,625,590	4,639,969	(14,379)
Dryden New Jersey Fund		—	—	—	—
Dryden New York Fund		—	—	—	—
Dryden National Fund		168	18,236,682	18,144,000	92,682
Pro Forma Dryden National Fund After All 4 Reorganizations		211	22,862,272	22,783,969	78,303

United States Treasury 10 Year Notes	June 2006
Dryden Florida Fund		26	2,796,880	2,805,562	(8,682)
Dryden Pennsylvania Fund		—	—	—	—
Dryden New Jersey Fund		—	—	—	—
Dryden New York Fund		39	4,195,301	4,208,344	(13,043)
Dryden National Fund		—	—	—	—
Pro Forma Dryden National Fund After All 4 Reorganizations		65	6,992,181	7,013,906	(21,725)

United States Treasury 30 Year Bonds	March 2006

			Value at		Unrealized
			Trade	Value at	Appreciation
Type	Expiration	Contracts	Date	February 28, 2006	(Depreciation)
Dryden Florida Fund		—	—	—	—
Dryden Pennsylvania Fund		—	—	—	—
Dryden New Jersey Fund		—	—	—	—
Dryden New York Fund		—	—	—	—
Dryden National Fund		90	10,135,791	10,178,437	(42,646)
Pro Forma Dryden National Fund After All 4 Reorganizations		90	10,135,791	10,178,437	(42,646)

United States Treasury 30 Year Bonds	June 2006
Dryden Florida Fund		5	564,852	565,469	(617)
Dryden Pennsylvania Fund		—	—	—	—
Dryden New Jersey Fund		—	—	—	—
Dryden New York Fund		42	4,745,042	4,749,938	(4,896)
Dryden National Fund		117	13,220,028	13,231,969	(11,941)
Pro Forma Dryden National Fund After All 4 Reorganizations		164	18,529,922	18,547,376	(17,454)
					(391)
					$14,246

Interest rate swap agreements outstanding at February 28, 2006:

			Termination	Notional	Fixed	Floating	Unrealized
Fund	Counterparty		Date	Amount	Rate	Rate	Depreciation
Dryden
Florida Fund	—		—	—	—	—	—

Dryden
Pennsylvania Fund	—		—	—	—	—	—

Dryden	Morgan Stanley					BMA Municipal
New Jersey Fund	Capital Services, Inc.	(z)	3/17/2021	$850,000	3.865%	Swap Index	$(6,359)

Dryden	Morgan Stanley					BMA Municipal
New York Fund	Capital Services, Inc.	(z)	3/17/2021	$1,000,000	3.865%	Swap Index	$(7,481)

Dryden
National Fund	—		—	—	—	—	—

Pro Forma
Dryden National Fund After All Reorganizations							(13,840)

(z)              Portfolio pays the floating rate and receives the fixed rate.

Dryden National Fund After All Reorganizations
Pro Forma Statement of Assets and Liabilities
as of February 28, 2006 (Unaudited)

								Pro Forma
	Dryden	Dryden	Dryden	Dryden	Dryden			Dryden National
	Florida	Pennsylvania	New Jersey	New York	National	Pro Forma		Fund After All
	Fund	Fund	Fund	Fund	Fund	Adjustments		Reorganizations
Assets
Investments, at value (A)	$54,529,747	$123,843,132	$134,574,547	$163,793,886	$498,239,869			$974,981,181
Cash	75,296	12,872	36,473	25,100	42,277			192,018
Interest receivable	685,925	1,661,193	1,705,248	1,713,407	5,981,422			11,747,195
Receivable for Series/Fund shares sold	24,002	27,496	11,212	48,081	5,687			116,478
Due from broker - variation margin	—	—	2,082	—	—			2,082
Prepaid expenses	3,742	6,233	7,179	6,662	20,547			44,363
Total assets	55,318,712	125,550,926	136,336,741	165,587,136	504,289,802	—		987,083,317

Liabilities
Payable for Series/Fund shares reacquired	151,094	330,648	745,359	82,316	314,061			1,623,478
Payable for investments purchased	523,496	2,122,660	—	—	2,083,680			4,729,836
Accrued expenses	132,953	113,699	141,950	120,077	151,168	$1,002,000	(a)	1,661,847
Management fee payable	20,978	47,265	52,645	63,234	153,329			337,451
Distribution fee payable	12,769	28,049	30,713	34,755	102,818			209,104
Due to broker - variation margin	9,559	8,145	—	32,760	174,894			225,358
Dividends payable	9,918	22,655	29,063	32,659	106,111			200,406
Transfer agent fee payable	3,059	8,864	4,100	14,816	54,884			85,723
Unrealized depreciation on interest rate swaps	—	—	6,359	7,481	—			13,840
Deferred directors’/trustees’ fees	7,593	7,920	10,515	10,990	32,870			69,888
Total liabilities	871,419	2,689,905	1,020,704	399,088	3,173,815	1,002,000		9,156,931

Net Assets	$54,447,293	$122,861,021	$135,316,037	$165,188,048	$501,115,987	$(1,002,000)		$977,926,386

Net assets were comprised of:
Common stock, at par	$53,854	$122,026	$125,569	$145,500	$330,586	(132,546	)(b)	$644,989
Paid-in capital in excess of par	52,223,483	118,911,363	127,424,640	157,060,829	475,699,148	132,546	(b)	931,452,009
	52,277,337	119,033,389	127,550,209	157,206,329	476,029,734			932,096,998
Undistributed net investment income	53,947	146,662	102,470	(22,122)	353,860	(1,002,000	)(a)	(367,183)
Accumulated net realized gain (loss) on investments	62,545	413,424	632,471	745,547	697,312			2,551,299
Net unrealized appreciation (depreciation) on investments	2,053,464	3,267,546	7,030,887	7,258,294	24,035,081			43,645,272
Net assets, February 28, 2006	$54,447,293	$122,861,021	$135,316,037	$165,188,048	$501,115,987	$(1,002,000)		$977,926,386

(A) Investments at cost	$52,467,611	$120,572,882	$127,536,276	$156,511,847	$474,247,699	$—		$931,336,315

Net Asset Value
Class A
Net assets	$44,320,189	$101,311,543	$113,440,321	$146,574,842	$468,271,306	$(843,537	)(a)	$873,074,664
Shares of beneficial interest issued and outstanding	4,383,767	10,061,663	10,528,237	12,912,077	30,896,802	(11,183,676	)(c)	57,598,870
Net asset value and redemption price per share	$10.11	$10.07	$10.77	$11.35	$15.16			$15.16
Maximum sales charge (4% of offering price)	0.42	0.42	0.45	0.47	0.63			0.63
Maximum offering price to public	$10.53	$10.49	$11.22	$11.82	$15.79			$15.79

Class B
Net assets	$5,914,860	$20,243,565	$15,042,046	$13,951,472	$26,371,060	$(117,821	)(a)	$81,405,182
Shares of beneficial interest issued and outstanding	584,983	2,011,183	1,395,456	1,227,852	1,735,146	(1,598,808	)(c)	5,355,812
Net asset value, offering price and redemption price per share	$10.11	$10.07	$10.78	$11.36	$15.20			$15.20

Class C
Net assets	$3,395,897	$1,305,913	$5,469,482	$2,393,655	$3,434,735	$(31,081	)(a)	$15,968,601
Shares of beneficial interest issued and outstanding	335,889	129,752	507,412	210,670	225,989	(359,127	)(c)	1,050,585
Net asset value, offering price and redemption price per share	$10.11	$10.06	$10.78	$11.36	$15.20			$15.20

Class Z
Net assets	$816,347	$—	$1,364,188	$2,268,079	$3,038,886	$(9,561	)(a)	$7,477,939
Shares of beneficial interest issued and outstanding	80,734	—	125,762	199,379	200,637	(112,868	)(c)	493,644
Net asset value, offering price and redemption price per share	$10.11	$—	$10.85	$11.38	$15.15			$15.15

(a)             Reflects the aggregate estimated Reorganization expenses of $1,002,000 attributable to Dryden Florida Fund, Dryden Pennsylvania Fund, Dryden New Jersey Fund and Dryden New York Fund.

(b)    Change in consolidated par amount due to Reorganization.

(c)    Represents the difference between total additional shares to be issued (see note 2) and current Dryden National Municipals Fund, Inc. shares outstanding.

Dryden National Fund After All Reorganizations
Pro Forma Statement of Operations
For the Twelve Months Ended February 28, 2006 (Unaudited)

								Pro Forma
	Dryden	Dryden	Dryden	Dryden	Dryden			Dryden National
	Florida	Pennsylvania	New Jersey	New York	National	Pro Forma		Fund After All
	Fund	Fund	Fund	Fund	Fund	Adjustments		Reorganizations
Net Investment Income (Loss)
Income
Interest	$2,784,669	$6,061,033	$7,210,467	$8,178,614	$25,078,835	$—		$49,313,618
Total income	2,784,669	6,061,033	7,210,467	8,178,614	25,078,835	—		49,313,618

Expenses
Management fee	302,275	656,771	725,203	868,298	2,546,580	(263,934	)(B)	4,835,193
Distribution fee—Class A	119,755	263,957	292,862	378,648	1,215,266	—		2,270,488
Distribution fee—Class B	39,402	121,638	92,293	83,824	154,034	—		491,191
Distribution fee—Class C	28,376	10,826	41,280	18,752	27,682	—		126,916
Custodian’s fees and expenses **	79,500	77,250	85,500	84,750	123,000	(100,000	)(B)	350,000
Transfer agent’s fees and expenses (A)	29,000	78,000	80,000	85,000	335,000	—		607,000
Reports to shareholders	34,000	55,000	65,000	79,000	75,000	(118,000	)(B)	190,000
Registration fees	54,000	42,000	44,000	49,000	51,000	(90,000	)(B)	150,000
Audit fee	22,000	24,000	23,000	25,000	24,000	(88,000	)(B)	30,000
Legal fees and expenses	31,000	25,000	45,000	11,000	33,000	(75,000	)(B)	70,000
Directors’ fees	12,000	12,000	15,000	14,000	19,000	(47,000	)(B)	25,000
Miscellaneous	13,677	12,592	13,882	7,905	31,437	(29,493	)(B)	50,000
Total expenses	764,985	1,379,034	1,523,020	1,705,177	4,634,999	(811,427)		9,195,788
Less: Custodian fee credit	(1,037)	(685)	(1,094)	(1,830)	—	4,646		—
Net expenses	763,948	1,378,349	1,521,926	1,703,347	4,634,999	(806,781)		9,195,788

Net investment income (loss)	2,020,721	4,682,684	5,688,541	6,475,267	20,443,836	806,781		40,117,830

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	333,797	974,829	1,107,095	2,016,419	2,637,026	—		7,069,166
Futures transactions	68,235	53,504	284,333	519,004	29,755	—		954,831
	402,032	1,028,333	1,391,428	2,535,423	2,666,781	—		8,023,997

Net change in unrealized appreciation/depreciation on:
Investments	(764,565)	(2,099,718)	(2,887,576)	(4,338,990)	(4,516,907)	—		(14,607,756)
Futures	(32,230)	(8,459)	113,009	3,371	(297,761)	—		(222,070)
Interest rate swaps	—	—	(28,004)	(32,946)	—	—		(60,950)
	(796,795)	(2,108,177)	(2,802,571)	(4,368,565)	(4,814,668)	—		(14,890,776)
Net gain (loss) on investments	(394,763)	(1,079,844)	(1,411,143)	(1,833,142)	(2,147,887)	—		(6,866,779)
Net Increase (Decrease) In Net Assets Resulting From Operations	$1,625,958	$3,602,840	$4,277,398	$4,642,125	$18,295,949	$806,781		$33,251,051

(A) Affiliated transfer agent’s fees and expenses	$19,400	$58,901	$52,220	$66,676	$256,100	$—		$453,297
(B) Assumes savings on fund fees due to consolidation.
** – Amounts have been restated to reflect current fee rates and related impact on expense ratio.

Notes to Pro-Forma Financial Statements for the Reorganization

(Unaudited)

1.                 Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at February 28, 2006 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the period ended February 28, 2006, reflect the accounts of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund and Dryden National Fund, each a “Series.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund in exchange for shares in Dryden National Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Series included in their respective Statement of Additional Information. As of February 28, 2006, all of the securities held by Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund would comply with the compliance guidelines and investment restrictions of the Dryden National Fund.

2..              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of   additional Class A, B, C, and Z shares of Dryden National Fund, which would have been issued on February 28, 2006, in connection with the proposed reorganization. Shareholders of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund would become shareholders of Dryden National Fund, receiving shares of Dryden National Fund equal to the value of their holdings in Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, and Dryden Pennsylvania Fund. The amount of additional shares assumed to be issued has been calculated based on the February 28, 2006 net assets of Dryden Florida Fund, Dryden New Jersey Fund, Dryden New York Fund, Dryden Pennsylvania Fund and Dryden National Fund, the net asset value per share of as follows:

Dryden National Fund		Net Assets of Target Fund		Dryden National Fund
Additional Shares Issued		2/28/2006	Adjustments*	Net Asset Value
Class A	26,702,068	$405,646,895	$(843,537)	$15.16
Class B	3,620,666	$55,151,943	$(117,821)	$15.20
Class C	824,596	$12,564,947	$(31,081)	$15.20
Class Z	293,007	$4,448,614	$(9,561)	$15.15

*                    Reflects the aggregate estimated Reorganization expenses of $1,002,000 attributable to Dryden Florida Fund, Dryden Pennsylvania Fund, Dryden New Jersey Fund and Dryden New York Fund.

3.                 Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Series. Accordingly, the combined gross investment income is equal to the sum of each Series’ gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Series are based on the fee schedule in effect for Dryden National Fund at the combined level of average net assets for the twelve months ended February 28, 2006. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.                 Security Valuation – The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market marker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Series’ valuation policies are substantially identical and there are no differences in the terms of how each Series values its portfolio securities.

5.                 Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.                 Taxes – For federal income tax purposes, each Series is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.